================================================================================

      As Filed With The Securities And Exchange Commission On May 1, 2002


                           Registration No. 33-80958

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.

                        Post-Effective Amendment No. 18


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 29


           PEOPLES BENEFIT LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
                          (Exact Name of Registrant)

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number (319) 297-8121

                             Brenda Sneed, Esquire
                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                             4333 Edgewood Road NE
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                  Copies to:
                           Michael Berenson, Esquire
                          Morgan, Lewis & Bockius LLP
                              1800 M Street, N.W.
                           Washington, DC 20036-5869


                    Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  On               , pursuant to paragraph (b) of Rule 485.


[ ] 60 Days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  On _______________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
================================================================================

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                      Peoples Benefit Life Insurance Company Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus
                                                                    May 1, 2002

The Advisor's Edge Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 56 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts:

Aggressive Asset Allocation
Alger Aggressive Growth
American Century International
Clarion Real Estate Securities
Conservative Asset Allocation
Dreyfus Small Cap Value
Gabelli Global Growth
GE U.S. Equity

Great Companies--America/SM/


Great Companies--Global/2/


Great Companies--Technology/SM/

J.P. Morgan Enhanced Index
Janus Growth
LKCM Strategic Total Return
Moderate Asset Allocation
Moderately Aggressive Asset Allocation
PBHG Mid Cap Growth
PIMCO Total Return
Salomon All Cap

Transamerica Equity


Transamerica Growth Opportunities

Transamerica Value Balanced
Van Kampen Active International Allocation
Van Kampen Emerging Growth

Alliance Growth Portfolio--Class B


Alliance Premier Growth Portfolio--Class B


Alliance Technology Portfolio--Class B


Credit Suisse--International Focus Portfolio


Credit Suisse--Small Cap Growth Portfolio


DFA--VA Small Value Portfolio
DFA--VA Large Value Portfolio
DFA--VA International Value Portfolio
DFA--VA International Small Portfolio
DFA--VA Short-Term Fixed Portfolio
DFA--VA Global Bond Portfolio

Dreyfus--Core Bond Portfolio--Service Class


The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class

Dreyfus VIF--Appreciation Portfolio--Service Class


Federated American Leaders Fund II
Federated High Income Bond Fund II
Federated Prime Money Fund II
Federated Fund for U.S. Government Securities II
Federated Utility Fund II


Montgomery Variable Series: Emerging Markets Fund

Seligman Capital Portfolio--Class 2 Shares


Seligman Communications and Information Portfolio--Class 2 Shares


Seligman Global Technology Portfolio--Class 2 Shares


Stein Roe Small Company Growth Fund, Variable Series--Class A

Strong Multi Cap Value Fund II

Vanguard--Equity Index Portfolio
Vanguard--Mid-Cap Index Portfolio
Vanguard--REIT Index Portfolio
Vanguard--Short-Term Corporate Portfolio
Vanguard--Total Bond Market Index Portfolio

Wanger U.S. Smaller Companies

Wanger International Small Cap

 Contents


  2  Cross Reference to Definitions
  3  Summary
 10  Fee Table
 14  Example
 24  The Annuity Policy
 25  Annuity Payments
 30  Purchase
 33  Investment Options
 39  Expenses


 41  Taxes
 45  Access to Your Money
 55  Performance
 57  Death Benefit
 60  Other Information
 63  Table of Contents of Statement of Additional Information
 A-1 Appendix A (Condensed Financial Information)
 B-1 Appendix B


CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.


Accumulation Phase.......................................................     25

Adjusted Policy Value....................................................     46

Annuity Commencement Date................................................     25

Annuity Payment Options..................................................     26

Business Day.............................................................     30

Cash Value...............................................................     46

Excess Interest Adjustment...............................................     46

Guaranteed Period Options................................................     24

Income Phase.............................................................     25

Initial Premium Payment..................................................     30

Net Premium Payment......................................................     30

Policy...................................................................     24

Policy Anniversary.......................................................     31

Policy Date..............................................................     31

Policy Owner.............................................................     61

Policy Value............................................................. 32, 45

Policy Year..............................................................     31

Portfolios...............................................................     33

Premium Payment..........................................................     30

Qualified Policy.........................................................     30

Right to Cancel Period...................................................     61

Tax Deferral.............................................................     42

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in fifty-six Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.


Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-six Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.


The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 25, for more information about Annuity Payment Options.


2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your payments. There is an extra charge for these riders.


3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the fourteen Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number NA103A. For more information contact your advisor.

AEGON/Transamerica Series Fund, Inc.
Subadvised by AEGON/Transamerica Fund Advisors, Inc.
    Aggressive Asset Allocation
    Conservative Asset Allocation
    Moderate Asset Allocation
    Moderately Aggressive Asset Allocation
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
    American Century International
Subadvised by Clarion CRA Securities, LP
    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities
Subadvised by The Dreyfus Corporation
    Dreyfus Small Cap Value(/2/)
Subadvised by Gabelli Asset Management Company
    Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
    GE U.S. Equity

Subadvised by Great Companies, L.L.C.(/1/)


    Great Companies--America/SM/


    Great Companies--Global/2/


    Great Companies--Technology/SM/

Subadvised by J.P. Morgan Investment Management, Inc.
    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/2/)
Subadvised by Janus Capital Corporation
    Janus Growth
Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.
    PBHG Mid Cap Growth, formerly Pilgrim Baxter Mid Cap Growth
Subadvised by Pacific Investment Management Company, LLC

    PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.
    Salomon All Cap

Subadvised by Transamerica Investment Management, LLC

    Transamerica Equity, formerly Transamerica Growth(/3/)


    Transamerica Growth Opportunities; formerly Transamerica Small
    Company(/3/)

    Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management
    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/2/)
Subadvised by Van Kampen Asset Management Inc.
    Van Kampen Emerging Growth

(/1/)The underlying portfolios are currently unavailable. They will be offered as investment options on or about July 1, 2002.


(/2/)As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
     Series Fund, Inc.


(/3/)As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
     AEGON/Transamerica Series Fund, Inc.


Alliance Variable Products Series Fund, Inc.--Class B
Advised by Alliance Capital Management L.P.
    Alliance Growth Portfolio
    Alliance Premier Growth Portfolio
    Alliance Technology Portfolio

Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)
Advised by Credit Suisse Asset Management, LLC

    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio; formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio


DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
    DFA--VA Small Value Portfolio
    DFA--VA Large Value Portfolio
    DFA--VA International Value Portfolio
    DFA--VA International Small Portfolio
    DFA--VA Short-Term Fixed Portfolio
    DFA--VA Global Bond Portfolio

Dreyfus Investment Portfolios--Service Class
Advised by The Dreyfus Corporation
    Dreyfus--Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class
Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund--Service Class
Advised by The Dreyfus Corporation
    Dreyfus VIF--Appreciation Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Fund for U.S. Government Securities II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc.--Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
    Seligman Capital Portfolio
    Seligman Communications and Information Portfolio
    Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
    Short-Term Corporate Portfolio
    Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
    Equity Index Portfolio
    Mid-Cap Index Portfolio
    REIT Index Portfolio

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap

    Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 0.75%, 0.65% or 0.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000 or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Guaranteed Minimum Income Benefit option, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.


If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Benefit--Extra option, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively.


If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes, withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

.. Return of Premium--available if the owner or annuitant is age 0 to 85 on the Policy Date

.. 6 Year Step-Up To Age 81--available if the owner or annuitant is age 0 to 75 on the Policy Date

.. Double Enhanced Death Benefit--available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Guarantee Minimum Income Benefit ("GMIB"). There is an extra charge for this rider.

.. You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Additional Death Benefit" ("ADB") and Additional Death Benefit--Extra ("ADB-Extra"). There is an extra charge for these riders.

.. You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.


.. Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

.. Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."

..  You may make transfers and/or change the allocation of additional Premium
   Payments by telephone.

.. You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation. See page 32.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.


Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has fifty-six Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.


Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 60.


11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:
Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 39.


Policy Owner Transaction Expenses
Sales Load Imposed on Premiums..................................... None
Contingent Deferred Sales Load (surrender charge).................. None(/5/)
Exchange Fees...................................................... $ 10(/1/)
Optional Rider Fees:
 Guaranteed Minimum Income Benefit Fee(/4/)........................ 0.45%
 Additional Death Benefit Fee(/6/)................................. 0.25%
 Additional Death Benefit--Extra Fee(/7/).......................... 0.60%
Annual Policy Service Charge....................................... $ 30(/2/)
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Fee..................................... 0.60%
Administrative Charge.............................................. 0.15%
                                                                    ----
Total Annual Separate Account Expenses............................. 0.75%(/3/)

/1/Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.
/2/Peoples Benefit does not currently charge an Annual Policy Service Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.
/3/Total Annual Separate Account Expenses shown (0.75%) applies to the Double
   Enhanced Death Benefit option. This reflects a fee that is 0.10% and 0.15% per year higher than the 0.65% and 0.60% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

/4/The annual rider fee is 0.45% of the minimum income base and is deducted on the rider anniversary only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See Section 5, "Expenses."


/5/If you select the Life With Emergency Cash SM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, "Expenses."


/6/The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, "Expenses."


/7/The annual rider fee is 0.60% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, "Expenses."

Portfolio Annual Expenses(/1/)

Except as indicated, the figures below are based on expenses for fiscal year 2001 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).


                                           Management                   Total
                                              and              Rule   Portfolio
                                            Advisory   Other   12b-1   Annual
                                            Expenses  Expenses  Fee   Expenses
                                           ---------- -------- -----  ---------
Aggressive Asset Allocation(/2/)(/6/)....     0.10%     1.22%   --      1.32%
Alger Aggressive Growth..................     0.80%     0.17%   --      0.97%
American Century International...........     1.00%     0.50%   --      1.50%
Clarion Real Estate Securities...........     0.80%     0.20%   --      1.00%
Conservative Asset Allocation(/2/)(/6/)..     0.10%     1.26%   --      1.36%
Dreyfus Small Cap Value..................     0.80%     0.11%   --      0.91%
Gabelli Global Growth....................     1.00%     0.20%   --      1.20%
GE U.S. Equity...........................     0.80%     0.14%   --      0.94%
Great Companies--America/SM/.............     0.80%     0.09%   --      0.89%
Great Companies--Global/2/...............     0.80%     0.20%   --      1.00%
Great Companies--Technology/SM/..........     0.80%     0.19%   --      0.99%
J.P. Morgan Enhanced Index...............     0.75%     0.12%   --      0.87%
Janus Global(/3/)........................     0.80%     0.15%   --      0.95%
Janus Growth.............................     0.80%     0.09%   --      0.89%
Moderate Asset Allocation(/2/)(/6/)......     0.10%     1.25%   --      1.35%
Moderately Aggressive Asset
 Allocation(/2/)(/6/)....................     0.10%     1.23%   --      1.33%
LKCM Strategic Total Return..............     0.80%     0.09%   --      0.89%
PBHG Mid Cap Growth......................     0.87%     0.13%   --      1.00%
PIMCO Total Return(/2/)..................     0.70%     0.50%   --      1.20%
Salomon All Cap..........................     0.85%     0.15%   --      1.00%
Transamerica Equity......................     0.75%     0.10%   --      0.85%
Transamerica Growth Opportunities........     0.85%     0.35%   --      1.20%
Transamerica Value Balanced..............     0.75%     0.11%   --      0.86%
Van Kampen Active International
 Allocation..............................     0.90%     0.11%   --      1.01%
Van Kampen Emerging Growth...............     0.80%     0.12%   --      0.92%
Alliance Growth Portfolio--Class B.......     0.75%     0.11%  0.25%    1.11%
Alliance Premier Growth Portfolio--Class
 B.......................................     1.00%     0.04%  0.25%    1.29%
Alliance Technology Portfolio--Class B...     1.00%     0.08%  0.25%    1.33%
Credit Suisse--International Focus
 Portfolio(/7/)..........................     1.00%     0.30%   --      1.30%
Credit Suisse--Small Cap Growth
 Portfolio(/7/)..........................     0.90%     0.22%   --      1.12%
DFA--VA Small Value Portfolio............     0.50%     0.14%   --      0.64%
DFA--VA Large Value Portfolio............     0.25%     0.16%   --      0.41%
DFA--VA International Value Portfolio....     0.40%     0.24%   --      0.64%
DFA--VA International Small Portfolio....     0.50%     0.27%   --      0.77%
DFA--VA Short-Term Fixed Portfolio.......     0.25%     0.13%   --      0.38%
DFA--VA Global Bond Portfolio............     0.25%     0.18%   --      0.43%
Dreyfus--Core Bond Portfolio--Service
 Class(/5/)..............................     0.43%     0.30%  0.07%    0.80%
Dreyfus Socially Responsible Growth
 Fund--Service Class.....................     0.75%     0.09%  0.25%    1.09%
Dreyfus VIF--Appreciation Portfolio--
 Service Class...........................     0.75%     0.10%  0.25%    1.10%
Federated American Leaders Fund II(/8/)..     0.75%     0.12%   --      0.87%
Federated High Income Bond Fund II(/8/)..     0.60%     0.16%   --      0.76%
Federated Prime Money Fund II(/8/).......     0.50%     0.16%   --      0.66%

                                           Management                   Total
                                              and              Rule   Portfolio
                                            Advisory   Other   12b-1   Annual
                                            Expenses  Expenses  Fee   Expenses
                                           ---------- -------- -----  ---------
Federated Fund for U.S. Government
 Securities II(/8/)......................     0.60%     0.14%   --      0.74%
Federated Utility Fund II(/8/)...........     0.75%     0.17%   --      0.92%
Montgomery Growth Fund(/11/).............     0.65%     0.63%   --      1.28%
Montgomery Emerging Markets Fund.........     1.25%     0.42%   --      1.67%
Seligman Capital Portfolio--Class 2
 Shares(/12/)............................     0.40%     0.20%  0.25%    0.85%
Seligman Communication and Information
 Portfolio--Class 2 Shares...............     0.75%     0.18%  0.25%    1.18%
Seligman Global Technology Portfolio--
 Class 2 Shares(/13/)....................     1.00%     0.40%  0.14%    1.54%
Stein Roe Small Company Growth Fund--
 Class A(/4/)............................     0.65%     0.15%   --      0.80%
Strong International Stock Fund II(/9/)..     1.00%     0.03%   --      1.03%
Strong Multi Cap Value Fund II(/10/).....     0.75%     0.45%   --      1.20%
Vanguard--Equity Index Portfolio.........     0.16%     0.02%   --      0.18%
Vanguard--Mid-Cap Index Portfolio........     0.24%     0.06%   --      0.30%
Vanguard--Short-Term Corporate
 Portfolio...............................     0.16%     0.05%   --      0.21%
Vanguard--Total Bond Market Index
 Portfolio...............................     0.19%     0.03%   --      0.22%
Wanger U.S. Smaller Companies............     0.94%     0.05%   --      0.99%
Wanger International Small Cap...........     1.24%     0.19%   --      1.43%


/1/The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.


/2/Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


/3/Effective September 1, 2000, the Janus Global subaccount was closed to new investors.


/4/The advisor has voluntarily agreed to reimburse all expenses including management fees so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80% of average net assets. Prior to reimbursement "Total Portfolios Annual Expenses" would have been 0.84%.


/5/Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the Management and Advisory Expenses, Other Expenses, 12b-1 Fee, and Total Portfolio Annual Expenses would have been: 0.60%, 0.30%, 0.25% and 1.27%.


/6/This portfolio is a "fund of Funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses of this portfolio, including the expenses of the funds that it invests in, is expected to be: 2.35% to 3.00%, Aggressive Asset Allocation; 2.26% to 2.91%, Conservative Asset Allocation; 2.29% to 2.94%, Moderate Asset Allocation; and 2.33% to 2.98%, Moderately Aggressive Asset Allocation.


/7/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ended December 31, 2001. Transfer agency offsets reduced Other Expenses by less than 0.01% for each fund.


/8/Total Portfolio Annual Expenses in the Fee Table includes a waiver by the shareholder services provider. Without such waiver, Total Portfolio Annual Expenses would have been: 1.12% for Federated American Leaders Fund II, 1.01% for Federated High Income Bond Fund II, 0.91% for Federated Prime Money Fund II, 0.99% for Federated Fund for U.S. Government Securities II and 1.17% for Federated Utility Fund II.


/9/Investment Adviser is currently absorbing expenses of 0.43%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.46%.

/10/Investment Adviser is currently absorbing expenses of 0.14%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.34%.


/11/Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are 1.65%, 1.58% and 3.23% respectively.


/12/Effective November 16, 2001, the Adviser voluntarily agreed to reimburse expenses of the Seligman Capital Portfolio, other than management and 12b-1 fees, which exceed 0.40%. Prior to that, Other Expenses in excess of 0.20% were reimbursed. Without reimbursement, Other Expenses and Total Portfolio Annual Expenses would have been 0.29% and 0.94%, respectively.


/13/The Adviser voluntarily agreed to reimburse expenses of the Seligman
    Global Technology Portfolio, other than management and 12b-1 fees, which exceed 0.40%. Without reimbursement, Other Expenses and Total Portfolio Annual Expenses would have been 0.61% and 1.75%, respectively.

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)


------------------------------------------------------------
                                       1     3     5    10
                                      Year Years Years Years
------------------------------------------------------------
  Aggressive Asset Allocation       A  21   65    111   240
                                    ------------------------
                                    B  20   60    104   224
                                    ------------------------
                                    C  20   62    106   230
------------------------------------------------------------
  Alger Aggressive Growth           A  17   54     93   203
                                    ------------------------
                                    B  16   50     86   187
                                    ------------------------
                                    C  16   51     88   192
------------------------------------------------------------
  American Century International    A  23   70    120   258
                                    ------------------------
                                    B  21   66    113   243
                                    ------------------------
                                    C  22   67    115   248
------------------------------------------------------------
  Clarion Real Estate Securities    A  18   55     95   206
                                    ------------------------
                                    B  16   51     87   190
                                    ------------------------
                                    C  17   52     90   195
------------------------------------------------------------
  Conservative Asset Allocation     A  21   66    113   244
                                    ------------------------
                                    B  20   62    106   229
                                    ------------------------
                                    C  20   63    108   234
------------------------------------------------------------
  Dreyfus Small Cap Value           A  17   52     90   197
                                    ------------------------
                                    B  15   48     82   180
                                    ------------------------
                                    C  16   49     85   186
------------------------------------------------------------
  Gabelli Global Growth             A  20   61    105   227
                                    ------------------------
                                    B  18   57     97   212
                                    ------------------------
                                    C  19   58    100   217
------------------------------------------------------------
  GE U.S. Equity                    A  17   53     92   200
                                    ------------------------
                                    B  16   49     84   183
                                    ------------------------
                                    C  16   50     87   189
------------------------------------------------------------

--------------------------------------------------------------------
                                               1     3     5    10
                                              Year Years Years Years
--------------------------------------------------------------------
  Great Companies--America/SM/              A  17    52    89   194
                                            ------------------------
                                            B  15    47    81   178
                                            ------------------------
                                            C  16    49    84   183
--------------------------------------------------------------------
  Great Companies--Global/2/                A  18    55    95   206
                                            ------------------------
                                            B  16    51    87   190
                                            ------------------------
                                            C  17    52    90   195
--------------------------------------------------------------------
  Great Companies--Technology/SM/           A  18    55    94   205
                                            ------------------------
                                            B  16    50    87   189
                                            ------------------------
                                            C  17    52    89   194
--------------------------------------------------------------------
  J.P. Morgan Enhanced Index                A  16    51    88   192
                                            ------------------------
                                            B  15    46    80   176
                                            ------------------------
                                            C  15    48    83   181
--------------------------------------------------------------------
  Janus Global                              A  17    54    92   201
                                            ------------------------
                                            B  16    49    84   185
                                            ------------------------
                                            C  16    51    87   190
--------------------------------------------------------------------
  Janus Growth                              A  17    52    89   194
                                            ------------------------
                                            B  15    47    81   178
                                            ------------------------
                                            C  16    49    84   183
--------------------------------------------------------------------
  Moderate Asset Allocation                 A  21    66   113   243
                                            ------------------------
                                            B  20    61   105   227
                                            ------------------------
                                            C  20    63   108   233
--------------------------------------------------------------------
  Moderately Aggressive Asset Allocation    A  21    65   112   241
                                            ------------------------
                                            B  20    61   104   225
                                            ------------------------
                                            C  20    62   107   231
--------------------------------------------------------------------
  LKCM Strategic Total Return               A  17    52    89   194
                                            ------------------------
                                            B  15    47    81   178
                                            ------------------------
                                            C  16    49    84   183
--------------------------------------------------------------------
  PBHG Mid Cap Growth                       A  18    55    95   206
                                            ------------------------
                                            B  16    51    87   190
                                            ------------------------
                                            C  17    52    90   195
--------------------------------------------------------------------
  PIMCO Total Return                        A  20    61   105   227
                                            ------------------------
                                            B  18    57    97   212
                                            ------------------------
                                            C  19    58   100   217
--------------------------------------------------------------------
  Salomon All Cap                           A  18    55    95   206
                                            ------------------------
                                            B  16    51    87   190
                                            ------------------------
                                            C  17    52    90   195
--------------------------------------------------------------------

--------------------------------------------------------------------------
                                                     1     3     5    10
                                                    Year Years Years Years
--------------------------------------------------------------------------
  Transamerica Equity                             A  16    51    87   190
                                                  ------------------------
                                                  B  15    46    79   174
                                                  ------------------------
                                                  C  15    47    82   179
--------------------------------------------------------------------------
  Transamerica Growth Opportunities               A  20    61   105   227
                                                  ------------------------
                                                  B  18    57    97   212
                                                  ------------------------
                                                  C  19    58   100   217
--------------------------------------------------------------------------
  Transamerica Value Balanced                     A  16    51    88   191
                                                  ------------------------
                                                  B  15    46    80   175
                                                  ------------------------
                                                  C  15    48    82   180
--------------------------------------------------------------------------
  Van Kampen Active International Allocation      A  18    55    95   207
                                                  ------------------------
                                                  B  16    51    88   191
                                                  ------------------------
                                                  C  17    52    90   197
--------------------------------------------------------------------------
  Van Kampen Emerging Growth                      A  17    53    91   198
                                                  ------------------------
                                                  B  15    48    83   181
                                                  ------------------------
                                                  C  16    50    86   187
--------------------------------------------------------------------------
  Alliance Growth Portfolio--Class B              A  19    58   101   218
                                                  ------------------------
                                                  B  17    54    93   202
                                                  ------------------------
                                                  C  18    55    95   207
--------------------------------------------------------------------------
  Alliance Premier Growth Portfolio--Class B      A  21    64   110   237
                                                  ------------------------
                                                  B  19    59   102   221
                                                  ------------------------
                                                  C  20    61   105   226
--------------------------------------------------------------------------
  Alliance Technology Portfolio--Class B          A  21    65   112   241
                                                  ------------------------
                                                  B  20    61   104   225
                                                  ------------------------
                                                  C  20    62   107   231
--------------------------------------------------------------------------
  Credit Suisse--International Focus Portfolio    A  21    64   110   238
                                                  ------------------------
                                                  B  19    60   103   222
                                                  ------------------------
                                                  C  20    61   105   227
--------------------------------------------------------------------------
  Credit Suisse--Small Cap Growth Portfolio       A  19    59   101   219
                                                  ------------------------
                                                  B  17    54    93   203
                                                  ------------------------
                                                  C  18    56    96   208
--------------------------------------------------------------------------
  DFA--VA Small Value Portfolio                   A  14    44    76   167
                                                  ------------------------
                                                  B  13    39    68   150
                                                  ------------------------
                                                  C  13    41    71   156
--------------------------------------------------------------------------
  DFA--VA Large Value Portfolio                   A  12    37    64   141
                                                  ------------------------
                                                  B  10    32    56   124
                                                  ------------------------
                                                  C  11    34    58   129
--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          1     3     5    10
                                                         Year Years Years Years
-------------------------------------------------------------------------------
  DFA--VA International Value Portfolio                A  14    44    76   167
                                                       ------------------------
                                                       B  13    39    68   150
                                                       ------------------------
                                                       C  13    41    71   156
-------------------------------------------------------------------------------
  DFA--VA International Small Portfolio                A  15    48    83   181
                                                       ------------------------
                                                       B  14    43    75   165
                                                       ------------------------
                                                       C  14    45    78   170
-------------------------------------------------------------------------------
  DFA--VA Short-Term Fixed Portfolio                   A  12    36    62   137
                                                       ------------------------
                                                       B  10    31    54   120
                                                       ------------------------
                                                       C  11    33    57   126
-------------------------------------------------------------------------------
  DFA--VA Global Bond Portfolio                        A  12    37    65   143
                                                       ------------------------
                                                       B  11    33    57   126
                                                       ------------------------
                                                       C  11    34    60   132
-------------------------------------------------------------------------------
  Dreyfus--Core Bond Portfolio--Service Class          A  16    49    84   185
                                                       ------------------------
                                                       B  14    44    77   168
                                                       ------------------------
                                                       C  15    46    79   174
-------------------------------------------------------------------------------
  Dreyfus Socially Responsible Growth Fund--Service
   Class                                               A  19    58   100   216
                                                       ------------------------
                                                       B  17    53    92   200
                                                       ------------------------
                                                       C  18    55    94   205
-------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation Portfolio--Service
   Class                                               A  19    58   100   217
                                                       ------------------------
                                                       B  17    54    92   201
                                                       ------------------------
                                                       C  18    55    95   206
-------------------------------------------------------------------------------
  Federated American Leaders Fund II                   A  16    51    88   192
                                                       ------------------------
                                                       B  15    46    80   176
                                                       ------------------------
                                                       C  15    48    83   181
-------------------------------------------------------------------------------
  Federated High Income Bond Fund II                   A  15    48    82   180
                                                       ------------------------
                                                       B  14    43    74   164
                                                       ------------------------
                                                       C  14    45    77   169
-------------------------------------------------------------------------------
  Federated Prime Money Fund II                        A  14    45    77   169
                                                       ------------------------
                                                       B  13    40    69   152
                                                       ------------------------
                                                       C  13    42    72   158
-------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II     A  15    47    81   178
                                                       ------------------------
                                                       B  14    42    73   161
                                                       ------------------------
                                                       C  14    44    76   167
-------------------------------------------------------------------------------
  Federated Utility Fund II                            A  17    53    91   198
                                                       ------------------------
                                                       B  15    48    83   181
                                                       ------------------------
                                                       C  16    50    86   187
-------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                      1     3     5    10
                                                     Year Years Years Years
---------------------------------------------------------------------------
  Montgomery Growth Fund                           A  21    64   109   236
                                                  -------------------------
                                                   B  19    59   102   220
                                                  -------------------------
                                                   C  20    61   104   225
---------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                 A  25    75   129   276
                                                  -------------------------
                                                   B  23    71   122   261
                                                  -------------------------
                                                   C  24    72   124   266
---------------------------------------------------------------------------
  Seligman Capital Portfolio--Class 2 Shares       A  16    51    87   190
                                                  -------------------------
                                                   B  15    46    79   174
                                                  -------------------------
                                                   C  14    57    82   179
---------------------------------------------------------------------------
  Seligman Communications and Information
   Portfolio--Class 2 Shares                       A  20    61   104   225
                                                  -------------------------
                                                   B  18    56    96   209
                                                  -------------------------
                                                   C  19    58    99   215
---------------------------------------------------------------------------
  Seligman Global Technology Portfolio--Class 2
   Shares                                          A  23    72   123   263
                                                  -------------------------
                                                   B  22    67   115   247
                                                  -------------------------
                                                   C  22    69   117   252
---------------------------------------------------------------------------
  Stein Roe Small Company Growth Fund--Class A     A  16    49    84   185
                                                  -------------------------
                                                   B  14    44    77   168
                                                  -------------------------
                                                   C  15    46    79   174
---------------------------------------------------------------------------
  Strong International Stock Fund II               A  18    56    96   209
                                                  -------------------------
                                                   B  17    51    89   193
                                                  -------------------------
                                                   C  17    53    91   199
---------------------------------------------------------------------------
  Strong Multi Cap Value Fund II                   A  20    61   105   227
                                                  -------------------------
                                                   B  18    57    97   212
                                                  -------------------------
                                                   C  19    58   100   217
---------------------------------------------------------------------------
  Vanguard--Equity Index Portfolio                 A   9    30    51   114
                                                  -------------------------
                                                   B   8    25    43    97
                                                  -------------------------
                                                   C   8    26    46   103
---------------------------------------------------------------------------
  Vanguard--Mid-Cap Index Portfolio                A  11    33    58   128
                                                  -------------------------
                                                   B   9    29    50   111
                                                  -------------------------
                                                   C  10    30    53   117
---------------------------------------------------------------------------
  Vanguard--Short-Term Corporate Portfolio         A  10    31    53   118
                                                  -------------------------
                                                   B   8    26    45   100
                                                  -------------------------
                                                   C   9    27    48   106
---------------------------------------------------------------------------
  Vanguard--Total Bond Market Index Portfolio      A  10    31    54   119
                                                  -------------------------
                                                   B   8    26    46   101
                                                  -------------------------
                                                   C   9    28    48   107
---------------------------------------------------------------------------

------------------------------------------------------------
                                       1     3     5    10
                                      Year Years Years Years
------------------------------------------------------------
  Wanger U.S. Smaller Companies     A  18    55    94   205
                                    ------------------------
                                    B  16    50    87   189
                                    ------------------------
                                    C  17    52    89   194
------------------------------------------------------------
  Wanger International Small Cap    A  22    68   117   251
                                    ------------------------
                                    B  21    64   109   236
                                    ------------------------
                                    C  21    65   112   241
------------------------------------------------------------


EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the GMIB and ADB-Extra riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A = Double Enhanced Death Benefit Option (0.60%)
B = Return of Premium Death Benefit Option (0.45%)
C = 6 Year Step-Up To Age 81 Death Benefit Option (0.50%)


------------------------------------------------------------
                                       1     3     5    10
                                      Year Years Years Years
------------------------------------------------------------
  Aggressive Asset Allocation       A  27    82   141   303
                                    ------------------------
                                    B  25    78   133   288
                                    ------------------------
                                    C  26    79   136   293
------------------------------------------------------------
  Alger Aggressive Growth           A  23    72   123   267
                                    ------------------------
                                    B  22    67   116   252
                                    ------------------------
                                    C  22    69   118   257
------------------------------------------------------------
  American Century International    A  28    88   150   320
                                    ------------------------
                                    B  27    83   142   306
                                    ------------------------
                                    C  27    85   145   311
------------------------------------------------------------
  Clarion Real Estate Securities    A  23    73   125   271
                                    ------------------------
                                    B  22    68   117   255
                                    ------------------------
                                    C  22    70   120   260
------------------------------------------------------------
  Conservative Asset Allocation     A  27    83   143   307
                                    ------------------------
                                    B  26    79   135   292
                                    ------------------------
                                    C  26    80   138   297
------------------------------------------------------------
  Dreyfus Small Cap Value           A  23    70   120   261
                                    ------------------------
                                    B  21    65   113   246
                                    ------------------------
                                    C  22    67   115   251
------------------------------------------------------------

--------------------------------------------------------------------
                                               1     3     5    10
                                              Year Years Years Years
--------------------------------------------------------------------
  Gabelli Global Growth                     A  25    79   135   291
                                            ------------------------
                                            B  24    74   127   276
                                            ------------------------
                                            C  24    76   130   281
--------------------------------------------------------------------
  GE U.S. Equity                            A  23    71   122   264
                                            ------------------------
                                            B  21    66   114   249
                                            ------------------------
                                            C  22    68   117   254
--------------------------------------------------------------------
  Great Companies--America/SM/              A  22    69   119   259
                                            ------------------------
                                            B  21    65   112   243
                                            ------------------------
                                            C  21    66   114   249
--------------------------------------------------------------------
  Great Companies--Global/2/                A  23    73   125   271
                                            ------------------------
                                            B  22    68   117   255
                                            ------------------------
                                            C  22    70   120   260
--------------------------------------------------------------------
  Great Companies--Technology/SM/           A  23    72   124   269
                                            ------------------------
                                            B  22    68   117   254
                                            ------------------------
                                            C  22    69   119   259
--------------------------------------------------------------------
  J.P. Morgan Enhanced Index                A  22    69   118   257
                                            ------------------------
                                            B  21    64   110   241
                                            ------------------------
                                            C  21    66   113   247
--------------------------------------------------------------------
  Janus Global                              A  23    71   122   265
                                            ------------------------
                                            B  21    66   115   250
                                            ------------------------
                                            C  22    68   117   255
--------------------------------------------------------------------
  Janus Growth                              A  22    69   119   259
                                            ------------------------
                                            B  21    65   112   243
                                            ------------------------
                                            C  21    66   114   249
--------------------------------------------------------------------
  Moderate Asset Allocation                 A  27    83   142   306
                                            ------------------------
                                            B  25    79   135   291
                                            ------------------------
                                            C  26    80   137   296
--------------------------------------------------------------------
  Moderately Aggressive Asset Allocation    A  27    83   141   304
                                            ------------------------
                                            B  25    78   134   289
                                            ------------------------
                                            C  26    80   136   294
--------------------------------------------------------------------
  LKCM Strategic Total Return               A  22    69   119   259
                                            ------------------------
                                            B  21    65   112   243
                                            ------------------------
                                            C  21    66   114   249
--------------------------------------------------------------------
  PBHG Mid Cap Growth                       A  23    73   125   271
                                            ------------------------
                                            B  22    68   117   255
                                            ------------------------
                                            C  22    70   120   260
--------------------------------------------------------------------

--------------------------------------------------------------------------
                                                     1     3     5    10
                                                    Year Years Years Years
--------------------------------------------------------------------------
  PIMCO Total Return Bond                         A  25    79   135   291
                                                  ------------------------
                                                  B  24    74   127   276
                                                  ------------------------
                                                  C  24    76   130   281
--------------------------------------------------------------------------
  Salomon All Cap                                 A  23    73   125   271
                                                  ------------------------
                                                  B  22    68   117   255
                                                  ------------------------
                                                  C  22    70   120   260
--------------------------------------------------------------------------
  Transamerica Equity                             A  22    68   117   255
                                                  ------------------------
                                                  B  20    63   109   239
                                                  ------------------------
                                                  C  21    65   112   245
--------------------------------------------------------------------------
  Transamerica Growth Opportunities               A  25    79   135   291
                                                  ------------------------
                                                  B  24    74   127   276
                                                  ------------------------
                                                  C  24    76   130   281
--------------------------------------------------------------------------
  Transamerica Value Balanced                     A  22    68   118   256
                                                  ------------------------
                                                  B  21    64   110   240
                                                  ------------------------
                                                  C  21    65   113   246
--------------------------------------------------------------------------
  Van Kampen Active International Allocation      A  24    73   125   272
                                                  ------------------------
                                                  B  22    68   118   256
                                                  ------------------------
                                                  C  23    70   120   261
--------------------------------------------------------------------------
  Van Kampen Emerging Growth                      A  23    70   121   262
                                                  ------------------------
                                                  B  21    66   113   247
                                                  ------------------------
                                                  C  22    67   116   252
--------------------------------------------------------------------------
  Alliance Growth Portfolio--Class B              A  25    76   130   282
                                                  ------------------------
                                                  B  23    71   123   266
                                                  ------------------------
                                                  C  24    73   125   272
--------------------------------------------------------------------------
  Alliance Premier Growth Portfolio--Class B      A  26    81   139   300
                                                  ------------------------
                                                  B  25    77   132   285
                                                  ------------------------
                                                  C  25    78   134   290
--------------------------------------------------------------------------
  Alliance Technology Portfolio--Class B          A  27    83   141   304
                                                  ------------------------
                                                  B  25    78   134   289
                                                  ------------------------
                                                  C  26    80   136   294
--------------------------------------------------------------------------
  Credit Suisse--International Focus Portfolio    A  26    82   140   301
                                                  ------------------------
                                                  B  25    77   132   286
                                                  ------------------------
                                                  C  25    79   135   291
--------------------------------------------------------------------------
  Credit Suisse--Small Cap Growth Portfolio       A  25    76   131   283
                                                  ------------------------
                                                  B  23    72   123   267
                                                  ------------------------
                                                  C  24    73   126   273
--------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                          1     3     5    10
                                                         Year Years Years Years
-------------------------------------------------------------------------------
  DFA--VA Small Value Portfolio                        A  20    62   106   233
                                                       ------------------------
                                                       B  18    57    99   217
                                                       ------------------------
                                                       C  19    59   101   222
-------------------------------------------------------------------------------
  DFA--VA Large Value Portfolio                        A  18    55    94   208
                                                       ------------------------
                                                       B  16    50    87   192
                                                       ------------------------
                                                       C  17    51    89   197
-------------------------------------------------------------------------------
  DFA--VA International Value Portfolio                A  20    62   106   233
                                                       ------------------------
                                                       B  18    57    99   217
                                                       ------------------------
                                                       C  19    59   101   222
-------------------------------------------------------------------------------
  DFA--VA International Small Portfolio                A  21    66   113   247
                                                       ------------------------
                                                       B  20    61   105   231
                                                       ------------------------
                                                       C  20    63   108   236
-------------------------------------------------------------------------------
  DFA--VA Short-Term Fixed Portfolio                   A  17    54    93   205
                                                       ------------------------
                                                       B  16    49    85   188
                                                       ------------------------
                                                       C  16    51    88   194
-------------------------------------------------------------------------------
  DFA--VA Global Bond Portfolio                        A  18    55    95   210
                                                       ------------------------
                                                       B  16    51    88   194
                                                       ------------------------
                                                       C  17    52    90   199
-------------------------------------------------------------------------------
  Dreyfus--Core Bond Portfolio--Service Class          A  21    66   115   250
                                                       ------------------------
                                                       B  20    62   107   234
                                                       ------------------------
                                                       C  20    63   109   239
-------------------------------------------------------------------------------
  Dreyfus Socially Responsible Growth Fund--Service
   Class                                               A  24    75   129   280
                                                       ------------------------
                                                       B  23    71   122   264
                                                       ------------------------
                                                       C  23    72   124   269
-------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation Portfolio--Service
   Class                                               A  24    76   130   281
                                                       ------------------------
                                                       B  23    71   122   265
                                                       ------------------------
                                                       C  23    73   125   271
-------------------------------------------------------------------------------
  Federated American Leaders Fund II                   A  22    69   118   257
                                                       ------------------------
                                                       B  21    64   110   241
                                                       ------------------------
                                                       C  21    66   113   247
-------------------------------------------------------------------------------
  Federated High Income Bond Fund II                   A  21    65   113   246
                                                       ------------------------
                                                       B  20    61   105   230
                                                       ------------------------
                                                       C  20    62   107   235
-------------------------------------------------------------------------------
  Federated Prime Money Fund II                        A  20    62   107   235
                                                       ------------------------
                                                       B  19    58   100   219
                                                       ------------------------
                                                       C  19    59   102   224
-------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                         1     3     5    10
                                                        Year Years Years Years
------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II    A  21    65   112   243
                                                      ------------------------
                                                      B  19    60   104   228
                                                      ------------------------
                                                      C  20    62   106   233
------------------------------------------------------------------------------
  Federated Utility Fund II                           A  23    70   121   262
                                                      ------------------------
                                                      B  21    66   113   247
                                                      ------------------------
                                                      C  22    67   116   252
------------------------------------------------------------------------------
  Montgomery Growth Fund                              A  26    81   139   299
                                                      ------------------------
                                                      B  25    76   131   284
                                                      ------------------------
                                                      C  25    78   134   289
------------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                    A  30    93   158   337
                                                      ------------------------
                                                      B  29    88   151   322
                                                      ------------------------
                                                      C  29    90   153   327
------------------------------------------------------------------------------
  Seligman Capital Portfolio--Class 2 Shares          A  22    68   117   255
                                                      ------------------------
                                                      B  20    63   109   239
                                                      ------------------------
                                                      C  21    65   112   245
------------------------------------------------------------------------------
  Seligman Communications and Information
   Portfolio--Class 2 Shares                          A  25    78   134   289
                                                      ------------------------
                                                      B  24    73   126   274
                                                      ------------------------
                                                      C  24    75   129   279
------------------------------------------------------------------------------
  Seligman Global Technology Portfolio--Class 2
   Shares                                             A  29    89   152   324
                                                      ------------------------
                                                      B  27    84   144   310
                                                      ------------------------
                                                      C  28    86   147   315
------------------------------------------------------------------------------
  Stein Roe Small Company Growth Fund--Class A        A  21    66   115   250
                                                      ------------------------
                                                      B  20    62   107   234
                                                      ------------------------
                                                      C  20    63   109   239
------------------------------------------------------------------------------
  Strong International Stock Fund II                  A  24    73   126   274
                                                      ------------------------
                                                      B  22    69   119   258
                                                      ------------------------
                                                      C  23    70   121   263
------------------------------------------------------------------------------
  Strong Multi Cap Value Fund II                      A  25    79   135   291
                                                      ------------------------
                                                      B  24    74   127   276
                                                      ------------------------
                                                      C  24    76   130   281
------------------------------------------------------------------------------
  Vanguard--Equity Index Portfolio                    A  15    47    82   183
                                                      ------------------------
                                                      B  14    43    74   166
                                                      ------------------------
                                                      C  14    44    77   171
------------------------------------------------------------------------------
  Vanguard--Mid-Cap Index Portfolio                   A  16    51    89   196
                                                      ------------------------
                                                      B  15    46    81   179
                                                      ------------------------
                                                      C  15    48    83   185
------------------------------------------------------------------------------

-------------------------------------------------------------------------
                                                    1     3     5    10
                                                   Year Years Years Years
-------------------------------------------------------------------------
  Vanguard--Short-Term Corporate Portfolio       A  15    48    84   186
                                                 ------------------------
                                                 B  14    44    76   169
                                                 ------------------------
                                                 C  14    45    79   175
-------------------------------------------------------------------------
  Vanguard--Total Bond Market Index Portfolio    A  16    49    84   187
                                                 ------------------------
                                                 B  14    44    76   170
                                                 ------------------------
                                                 C  15    46    79   176
-------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  A  23    72   124   269
                                                 ------------------------
                                                 B  22    68   117   254
                                                 ------------------------
                                                 C  22    69   119   259
-------------------------------------------------------------------------
  Wanger International Small Cap                 A  28    86   146   314
                                                 ------------------------
                                                 B  26    81   139   299
                                                 ------------------------
                                                 C  27    83   141   304
-------------------------------------------------------------------------


You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY POLICY

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in fifty-six Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty-six available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.


Other benefits available during the Accumulation Phase include the ability to:

.. Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 37.)


.. Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 46.)


Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 25.


At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the GMIB or Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the

Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the GMIB and Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

.. Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

.. Payment Option 2--Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

..  Payment Option 3--Life Income. You may choose between:

  Fixed Payments

  . No Period Certain-We will make level payments only during the annuitant's lifetime.

  . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

  . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

  Variable Payments

  . No Period Certain--Payments will be made only during the lifetime of the annuitant.

  . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

  Life with Emergency Cash/SM/ (fixed or variable)

  Payments will be made during the lifetime of the annuitant. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.


  The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at contract issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the "Emergency Cash Benefit" under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the "Surrender Factor" (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.


.. Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

..  Payment Option 5--Joint and Survivor Annuity. You may choose between:

  Fixed Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

  Variable Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

  Life with Emergency Cash/SM/ (fixed or variable)

  Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

  The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the last surviving annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.) The death benefit will be paid if the last surviving annuitant dies before age 101. The amount of the death benefit is calculated the same as the "Emergency Cash Benefit" under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the "Surrender Factor" (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit
  Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.


Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

.. the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

..  we may make only one (two, three, etc.) annuity payments.

IF:

..  you choose Income for a Specified Period, Life Income with 10 years
   Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

.. the person receiving payments dies prior to the end of the guaranteed period;

THEN:

.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:

..  you choose Life with Emergency Cash/SM/; and

..  the annuitant dies before age 100;

THEN:

..  the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3--Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

 . Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

 . If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.

3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 45.)


                                  DEFINITION

                               Qualified Policy

 When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

 Premium Payments

 A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable premium tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

 .  The minimum Initial Premium Payment for a Non-Qualified Policy is
    $10,000.

 . The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

 . You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

 . Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

 . The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

 . Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, below, for more information.


 The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full Surrender.

 As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Premium Payments:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           South Dakota.................   0.00%     1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                     Non-
                                         Qualified Qualified
                                         --------- ---------
           California...................   0.50%     2.35%
           Maine........................   0.00      2.00
           Nevada.......................   0.00      3.50
           West Virginia................   1.00      1.00
           Wyoming......................   0.00      1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                         WHAT'S MY POLICY WORTH TODAY?

                                  Policy Value

 The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus -

 .  any additional Net Premium Payments credited

 . any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

 .  Positive Excess Interest Adjustment, if applicable

 minus -

 . any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Fee

 .  the daily Administrative Expense Charge

 .  the Annual Policy Service Charge, if applicable

 .  any withdrawals

 .  any charges for Transfers made after the first twelve in a Policy Year

 .  Negative Excess Interest Adjustment, if applicable

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in fifty-six Portfolios offered by fourteen different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 36.


The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Owners of Policy Number NA103A should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.
Subadvised by AEGON/Transamerica Fund Advisors, Inc.
    Aggressive Asset Allocation
    Conservative Asset Allocation
    Moderate Asset Allocation
    Moderately Aggressive Asset Allocation
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
    American Century International
Subadvised by Clarion CRA Securities, LP
    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities
Subadvised by The Dreyfus Corporation

    Dreyfus Small Cap Value(/2/)

Subadvised by Gabelli Asset Management Company
    Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
    GE U.S. Equity

Subadvised by Great Companies, L.L.C.(/1/)


    Great Companies--America/SM/


    Great Companies--Global/2/


    Great Companies--Technology/SM/

Subadvised by J.P. Morgan Investment Management, Inc.

    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/2/)

Subadvised by Janus Capital Corporation
    Janus Growth

Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.

    PBHG Mid Cap Growth, formerly Pilgrim Baxter Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

    PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.
    Salomon All Cap
Subadvised by Transamerica Investment Management, LLC

    Transamerica Equity, formerly Transamerica Growth(/3/)


    Transamerica Growth Opportunities, formerly Transamerica Small
    Company(/3/)

    Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management

    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/2/)

Subadvised by Van Kampen Asset Management Inc.
    Van Kampen Emerging Growth

/1/ The underlying portfolios are currently unavailable. They will be offered as investment options on or about July 1, 2002.


/2/ As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica
    Series Fund, Inc.


/3/ As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with
    AEGON/Transamerica Series Fund, Inc.


Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
    Alliance Growth Portfolio
    Alliance Premier Growth Portfolio
    Alliance Technology Portfolio

Credit Suisse Trust
Advised by Credit Suisse Asset Management, LLC

    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio, formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio


DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
    DFA--VA Small Value Portfolio
    DFA--VA Large Value Portfolio
    DFA--VA International Value Portfolio
    DFA--VA International Small Portfolio
    DFA--VA Short-Term Fixed Portfolio
    DFA--VA Global Bond Portfolio

Dreyfus Investment Portfolios--Service Class
Advised by The Dreyfus Corporation
    Dreyfus--Core Bond Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class
Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund--Service Class
Advised by The Dreyfus Corporation
    Dreyfus VIF--Appreciation Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Fund for U.S. Government Securities II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc.--Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
    Seligman Capital Portfolio
    Seligman Communications and Information Portfolio
    Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
    Short-Term Corporate Portfolio
    Total Bond Market Index Portfolio

Advised by Vanguard's Core Management Group
    Equity Index Portfolio
    Mid-Cap Index Portfolio
    REIT Index Portfolio

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap

    Wanger International Small Cap


Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock Fund II

The following Subaccount is only available to Owners who held an investment in this Subaccount on May 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after May 1, 2002, that owner may not reinvest in this Subaccount.


The Montgomery Funds III


Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund")


There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Portfolios have adopted special policies to discourage short-term trading. Specifically, each Portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.


See the Transfers Among the Subaccounts section of this prospectus for further details.


The Portfolios do not permit market timing. Do not invest with us if you are a market timer.


The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Portfolio and increase transaction costs. We reserve the right to reject any Premium Payment or exchange request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Portfolio's operations or if a Portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.


We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your Policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

..  You may make requests for transfers in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

.. The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

.. Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

.. Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

  /\ Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.
  /\ Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.
  /\ Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.
  /\ Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

..  There are no transfers permitted out of the Dollar Cost Averaging Fixed
   Account Option except through the dollar cost averaging program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

..  the Subaccounts into which money from the Dollar Cost Averaging Fixed
   Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

.. either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar

Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.45%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.50%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 0.60%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

 Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.

Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Guaranteed Minimum Income Benefit

If you elect the GMIB, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed minimum payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the Policy.


Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Benefit--Extra

If you elect the ADB--Extra, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash/SM/ Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date, according to the following schedule:

                                                           Surrender Charge
               Number of years Since                      (as a percentage of
             Annuity Commencement Date                  adjusted policy value)
                  ------------------------------------------------------------
                        0-1                                       4%
                  ------------------------------------------------------------
                        1-2                                       3%
                  ------------------------------------------------------------
                        2-3                                       2%
                  ------------------------------------------------------------
                        3-4                                       1%
                  ------------------------------------------------------------
                     4 or more                                    0%

Note carefully the following three things about this surrender charge:

..  this surrender charge is measured from the annuity commencement date and not from the premium payment date;
   ---

..  this charge is a percentage of the adjusted policy value applied to the
   Life with Emergency Cash annuity payment option, and not a percentage of
                                                        ---
   premium; and

..  under this payment option, there is no surrender charge free amount.
                                       --

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS, page 44.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code);
(iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(v) from a Qualified Policy (note, however, that other penalties may apply);
(vi) under an immediate annuity policy (as defined in the Internal Revenue
Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee's severance from employment.


If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the GMIB or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADB-Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADB-Extra or any other benefit provided under the policy should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each

Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

..  by making a full or partial withdrawal

..  by electing an Annuity Payment Option

..  by your beneficiary in the form of a Death Benefit

..  by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

..  Premium Payments; minus

..  partial withdrawals (including the net effect of any applicable Excess
   Interest Adjustments on such withdrawals); plus

..  interest credited in the fixed account; plus or minus

..  accumulated gains or losses in the separate account; minus

..  service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

..  the value of your Policy; plus or minus

..  any Excess Interest Adjustment; minus

..  any applicable Premium Taxes and service charges

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).

Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

..  lump sum withdrawals of the free percentage available;

..  nursing care and terminal condition withdrawals

..  unemployment withdrawals;

..  withdrawals to satisfy the minimum distribution requirements; and

.. Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request
Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

.. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Policy Owner

..  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 42, and Penalty Taxes on Certain Early Withdrawals, page 43.


Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Guaranteed Minimum Income Benefit

The optional Guaranteed Minimum Income Benefit ("GMIB") assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) you can apply to a GMIB payment option and which also guarantees a minimum amount for those payments once you begin to receive them. The guarantee under the GMIB is supported by the general account assets of Peoples Benefit. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.


You can annuitize under the GMIB (subject to the conditions described below) at the greater of the adjusted Policy Value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the Policy) is the Policy Value. After the rider date, the minimum income base is:

..  the minimum income base on the rider date; plus

..  any subsequent premium payments; minus

..  any subsequent surrenders;

.. each of which is accumulated at the annual growth rate from the date of each transaction; minus

..  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your Policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the GMIB payment options and may not be used with any other annuity payment options. The GMIB payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

.. You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and

.. The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

..  We will make only one (two, three, etc.) annuity payments.

IF:

..  You annuitize using the GMIB before the 10th rider anniversary;

THEN:

..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 10th
-----------------------------
rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base, (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

              Number of Years                              Age Adjustment:
                 Since the                                 Number of Years
                Rider Date                             Subtracted from Your Age
                  -------------------------------------------------------------
                    0-1                                           10
                  -------------------------------------------------------------
                    1-2                                           9
                  -------------------------------------------------------------
                    2-3                                           8
                  -------------------------------------------------------------
                    3-4                                           7
                  -------------------------------------------------------------
                    4-5                                           6
                  -------------------------------------------------------------
                    5-6                                           5
                  -------------------------------------------------------------
                    6-7                                           4
                  -------------------------------------------------------------
                    7-8                                           3
                  -------------------------------------------------------------
                    8-9                                           2
                  -------------------------------------------------------------
                   9-10                                           1
                  -------------------------------------------------------------
                    >10                                           0

The minimum income base is used solely to calculate the GMIB annuity payments and does not establish or guarantee a Policy Value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted Policy Value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee--rider (described below) also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0%
AIR) that provide for higher payment levels for a given Policy Value than the GMIB. You should carefully consider these factors, since electing annuity payments under the GMIB will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted Policy Value to overcome these disadvantages.

If the GMIB will not provide an annuity benefit that is as large as the base policy values under the policy after the Annuity Commencement Date, the Policy Owner may wish to purchase the Initial Payment Guarantee Rider. If both riders are purchased, the Policy Owner will not be subject to both rider fees at the same time.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
Policy Value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The Policy Value used will be the Policy Value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:

.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;

..  the new fees, thresholds and factors may be higher (or lower) than before;
   and

..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your Adjusted Policy Value exceeds your minimum income base on the applicable Policy Anniversary.

Conditions of Exercise of the GMIB. You can only annuitize using the GMIB
----------------------------------
within the 30 days after a Policy Anniversary after the GMIB is elected. You cannot, however, annuitize using the GMIB after the Policy Anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

.. If you annuitize at any time other than indicated above, you cannot use the GMIB.

.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the GMIB are
--------------------------------------
guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized", that is, held constant during each Policy Year.

During the first Policy Year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

GMIB Fee. A rider fee, currently 0.45% of the minimum income base on the rider
--------
anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of Policy Value in each investment option. This fee is deducted even if the adjusted Policy Value exceeds the minimum income base.


The rider fee on any given rider anniversary will be waived if the Policy Value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB, in addition to the Policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:
-----------

.. the date we receive written notice from you requesting termination of the GMIB (you may not terminate the rider before the first rider anniversary);

.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the GMIB);

..  upgrade of the minimum income base (although a new rider will be issued);

..  termination of your Policy; or

.. 30 days after the Policy Anniversary after your 94th birthday (earlier if required by state law).

The GMIB rider may vary by state and may not be available in all states.


Additional Death Benefit

The optional ADB pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the
----------
death triggering the payment of the Policy death benefit and a death benefit is payable under the Policy. The ADB is equal to:

..  the ADB factor (see below) multiplied by

..  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

..  the Policy death benefit; minus

..  Policy Value on the rider date; minus

..  premium payments after the rider date; plus

.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 transfer or added the ADB after you purchased the Policy, rider earnings do not include any gains before the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse elects to continue the Policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

.. Continue the Policy and receive a one-time Policy Value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

.. Continue the Policy without the one-time Policy Value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death. If the rider is terminated prior to this death, no additional death benefit amount is payable.

Rider Fee. A rider fee, currently 0.25% of the Policy Value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:
------------

..  you cancel it by notifying our service center in writing,

..  the Policy is annuitized or surrendered, or

..  the ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB may vary by state and may not be available in all states.

Additional Death Benefit--Extra

The optional ADB--Extra pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADB--Extra is available for issue ages through age 75.

The ADB-Extra pays a percentage of the value of the death benefit under the Policy prior to adding the rider, as well as a different percentage of the gain under the Policy since the rider was added. Consequently, the ADB-Extra may be helpful if it is added after the Policy has been effective for a while, or if the Policy was issued as a result of an exchange from an existing policy with investment gain. The ADB-Extra is intended to provide an additional amount of death benefit. Please consult a tax adviser before electing this rider.


Additional Death Benefit Amount. The additional death benefit is only payable
-------------------------------
if you elected the rider five years prior to the death triggering the payment of the Policy death benefit, and a death benefit is payable under the Policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

.. rider benefit percentage (40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:

..  future growth (see below); and

.. the initial death benefit option multiplied by the Policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:

..  the Policy death benefit payable; minus

..  the death benefit on the rider date; minus

..  premium payments after the rider date; plus

.. surrenders after the rider date that exceed the future growth on the date of the surrender.

No benefit is payable under the ADB--Extra if the Policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse elects to continue the Policy instead of
--------------------
receiving the death benefit and additional death benefit, the spouse will receive a one-time Policy Value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, 0.50% of the Policy Value for the 50% initial death
---------
benefit option and 0.60% of the Policy Value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:
-----------

..  you cancel it by notifying our service center in writing,

..  the Policy is annuitized or surrendered, or

.. the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB--Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB--Extra may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. Once the rider is added, the rider fee will not change during the life of the rider.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee at
--------------------------
the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

The GMIB described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of Policy Value applied to an annuity payment option, the initial payment will be lower with the GMIB than with the Initial Payment Guarantee.

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

..  Confined in a hospital or nursing facility for 30 days in a row; or

.. Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

..  employed full time for at least two years prior to becoming unemployed; and

..  employed full time on the Policy Date; and

..  unemployed for at least 60 days in a row at the time of the withdrawal; and

..  must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.


Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.


The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.


From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date
------------------------------------

We will pay a death benefit to your beneficiary IF:

..  you are both the Annuitant and an owner of the Policy; and

..  you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

..  you are not the Annuitant; and

..  the Annuitant dies before the Annuity Commencement Date; and

.. you specifically requested that the death benefit be paid upon the Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

..  you are not the Annuitant; and

..  you die on or after the Annuity Commencement Date; and

..  the entire interest in the Policy has not been paid to you;

THEN:

.. the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
-----------------------------------------------

IF:

..  you are not the Annuitant; and

..  the Annuitant dies prior to the Annuity Commencement Date; and

.. you did not specifically request that the death benefit be paid upon the Annuitant's death;

THEN:

..  you will become the new Annuitant and the Policy will continue.

IF:

..  you are not the Annuitant; and

..  you die prior to the Annuity Commencement Date;

THEN:

.. the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner's designated
--------------
beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

..  Policy Value on the date we receive the required information; or

.. Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

..  Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A. Return of Premium Death Benefit
   -------------------------------

  The Return of Premium Death Benefit is:

  .  the total Premium Payments;

  . less any adjusted partial withdrawals (discussed below) as of the date of death.

  .  available if the Policy Owner or Annuitant is age 0 to 85 on the Policy
     Date.

The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B. 6 Year Step-Up To Age 81 Death Benefit
   --------------------------------------

  The 6 Year Step-Up Death Benefit is:

  . the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81st birthday;

  .  plus premiums paid

  . less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

  .  available if the Policy Owner or Annuitant is age 0 to 75 on the Policy
     Date.

C. Double Enhanced Death Benefit
   -----------------------------

  The Double Enhanced Death Benefit is the greater of (1) or (2) where:

  (1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; and

  (2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

  The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION

Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2001, Peoples Benefit had statutory-basis assets of approximately $13.8 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.


Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has fifty-six Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.

Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the Right to Cancel Period.


Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the

Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION


                                                                           Page
                                                                           ----
GLOSSARY OF TERMS.........................................................   3
THE POLICY--GENERAL PROVISIONS............................................   5
  Owner...................................................................   5
  Entire Policy...........................................................   5
  Non-Participating.......................................................   5
  Misstatement of Age or Sex..............................................   6
  Assignment..............................................................   6
  Addition, Deletion or Substitution of Investments.......................   6
  Excess Interest Adjustment..............................................   6
  Computation of Variable Annuity Income Payments.........................   7
  Exchanges...............................................................   8
GUARANTEED MINIMUM INCOME BENEFIT.........................................   8
ADDITIONAL DEATH BENEFIT..................................................  11
ADDITIONAL DEATH BENEFIT-EXTRA............................................  11
PERFORMANCE INFORMATION...................................................  13
  Money Market Subaccount Yields..........................................  14
  30-Day Yield for Non-Money Market Subaccounts...........................  15
  Standardized Average Annual Total Return for Subaccounts................  15
ADDITIONAL PERFORMANCE MEASURES...........................................  17
  Non-Standardized Cumulative Total Return................................  17
  Non-Standardized Average Annual Total Return............................  17
  Non-Standardized Total Return Year-to-Date..............................  20
  Non-Standardized One Year Return........................................  21
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  24
  Individual Computer Generated Illustrations.............................  27
PERFORMANCE COMPARISONS...................................................  27
SAFEKEEPING OF ACCOUNT ASSETS.............................................  29
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  29
PEOPLES BENEFIT LIFE INSURANCE COMPANY....................................  30
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................  30
  Tax Status of the Policy................................................  30
  Distribution Requirements...............................................  30
  Diversification Requirements............................................  31
  Owner Control...........................................................  31
  Withholding.............................................................  31
  Qualified Policies......................................................  32
  Individual Retirement Annuities.........................................  32
  Roth Individual Retirement Annuities (Roth IRA).........................  32
  Section 403(b) Plans....................................................  33
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............  33
  Deferred Compensation Plans.............................................  33
  Non-Natural Persons.....................................................  33
TAXATION OF PEOPLES BENEFIT...............................................  34
STATE REGULATION OF PEOPLES BENEFIT.......................................  34
RECORDS AND REPORTS.......................................................  34
DISTRIBUTION OF THE POLICIES..............................................  35
LEGAL MATTERS.............................................................  35
INDEPENDENT AUDITORS......................................................  35
OTHER INFORMATION.........................................................  35
FINANCIAL STATEMENTS......................................................  35

                                APPENDIX A


CONDENSED FINANCIAL INFORMATION


Return of Premium Death Benefit Option (Total Annual Separate Account Expenses:
0.60%)


(For the period June 18, 2001 through December 31, 2001)



                           Aggressive       Alger      American       Clarion    Conservative    Dreyfus        Gabelli
                              Asset      Aggressive     Century     Real Estate      Asset      Small Cap       Global
                           Allocation      Growth    International  Securities    Allocation      Value         Growth
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........          N/A          1.000          N/A         1.000          N/A         1.000          1.000
 12/31/2001............          N/A          0.942          N/A         1.036          N/A         1.029          0.957
Number of units
 outstanding as of
 12/31/2001............          N/A        306,882          N/A       187,187          N/A       233,982         10,828

                                                                                                                 LKCM
                                            Great        Great         Great       J.P. Morgan                  Strategic
                             GE U.S.     Companies--  Companies--   Companies--     Enhanced                      Total
                             Equity      America/SM/    Global/2/   Technology/SM/    Index     Janus Growth     Return
                         -------------   ----------- -----------    -------------- -----------  ------------   -----------
Accumulation unit
 value as of:
 Start Date*...........        1.000            N/A          N/A           N/A        1.000         1.000          1.000
 12/31/2001............        0.953            N/A          N/A           N/A        0.944         0.879          1.003
Number of units
 outstanding as of
 12/31/2001............       99,767            N/A          N/A           N/A      427,925       448,175        128,332

                                         Moderately
                            Moderate     Aggressive                                                          Transamerica
                              Asset         Asset    PBHG Mid Cap      PIMCO        Salomon    Transamerica     Growth
                           Allocation    Allocation     Growth     Total Return     All Cap       Equity     Opportunities
                         --------------- ----------- ------------- ------------- ------------- ------------ ---------------
Accumulation unit
 value as of:
 Start Date*...........          N/A            N/A        1.000           N/A        1.000         1.000          1.000
 12/31/2001............          N/A            N/A        0.887           N/A        0.975         0.959          1.143
Number of units
 outstanding as of
 12/31/2001............          N/A            N/A       32,547           N/A       56,035        54,216          1,000

                                         Van Kampen
                          Transamerica     Active     Van Kampen                   Alliance
                              Value         Int'l      Emerging      Alliance       Premier      Alliance   Credit Suisse--
                            Balanced     Allocation     Growth        Growth        Growth      Technology    Int'l Focus
                         --------------- ----------- ------------- ------------- ------------- ------------ ---------------
Accumulation unit
 value as of:
 Start Date*...........          N/A          1.000        1.000         1.000        1.000         1.000          1.000
 12/31/2001............          N/A          0.922        0.873         0.918        0.937         0.919          0.937
Number of units
 outstanding as of
 12/31/2001............          N/A        395,120       28,739        20,943       41,541         1,000          4,922

                         Credit Suisse--   DFA--VA                    DFA--VA       DFA--VA      DFA--VA
                            Small Cap       Small    DFA--VA Large International International  Short-Term  DFA--VA Global
                             Growth         Value        Value         Value         Small        Fixed          Bond
                         --------------- ----------- ------------- ------------- ------------- ------------ ---------------
Accumulation unit
 value as of:
 Start Date*...........        1.000          1.000        1.000         1.000        1.000         1.000          1.000
 12/31/2001............        1.037          1.046        0.941         0.906        0.875         1.026          1.029
Number of units
 outstanding as of
 12/31/2001............      150,851      1,283,377    2,209,620     1,319,039      823,686     1,689,342      1,312,326

                                          Dreyfus
                                         Socially                 Federated    Federated    Federated  Federated
                            Dreyfus--   Responsible Dreyfus VIF--  American   High Income     Prime    U.S. Gov't
                            Core Bond     Growth    Appreciation   Leaders        Bond        Money    Securities
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000        1.000       1.000        1.000        1.000         1.000     1.000
 12/31/2001.............       1.011        0.908       0.959        0.955        0.992         1.012     1.033
Number of units
 outstanding as of
 12/31/2001.............     131,467        1,000      98,828      726,101      279,514     4,627,192   732,600

                                                                                Seligman
                                                     Montgomery              Communications  Seligman  Stein Roe
                            Federated   Montgomery    Emerging     Seligman       And         Global   Small Co.
                             Utility      Growth       Markets     Capital    Information   Technology   Growth
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000        1.000       1.000        1.000        1.000         1.000     1.000
 12/31/2001.............       0.912        0.915       0.971        0.959        0.991         0.909     0.965
Number of units
 outstanding as of
 12/31/2001.............      80,523       50,756      49,029       19,800       26,548        12,997    19,321

                                                                                                       Vanguard--
                             Strong       Strong     Vanguard--   Vanguard--                Vanguard-- Total Bond
                          International  Multi Cap     Equity      Mid-Cap     Vanguard--   Short-Term   Market
                              Stock        Value        Index       Index      REIT Index   Corporate    Index
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000        1.000         N/A          N/A          N/A           N/A       N/A
 12/31/2001.............       0.902        0.974         N/A          N/A          N/A           N/A       N/A
Number of units
 outstanding as of
 12/31/2001.............      88,690      167,722         N/A          N/A          N/A           N/A       N/A

                             Wanger       Wanger
                          U.S. Smaller  Int'l Small
                            Companies       Cap
                          ------------- -----------
Accumulation unit
 value as of:
 Start Date*............       1.000        1.000
 12/31/2001.............       1.014        0.853
Number of units
 outstanding as of
 12/31/2001.............     387,646       91,651


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies-- America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard--Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.

CONDENSED FINANCIAL INFORMATION


6 Year Step-Up To Age 81 Death Benefit Option (Total Annual Separate Account
Expenses: 0.65%)


(For the period June 18, 2001 through December 31, 2001)



                     Aggressive         Alger        American        Clarion     Conservative    Dreyfus
                        Asset        Aggressive       Century      Real Estate       Asset      Small Cap    Gabelli Global
                     Allocation      Growth(/1/)   International Securities(/1/)  Allocation    Value(/1/)       Growth
                   --------------- --------------- ------------- --------------- ------------- ------------ ----------------
Accumulation unit
 value as of:
 Start Date*.....          N/A         10.000            N/A         10.000            N/A        10.000          1.000
 12/31/2001......          N/A          8.473            N/A         12.785            N/A        16.372          0.957
Number of units
 outstanding as of
 12/31/2001......          N/A         10,986            N/A         10,674            N/A         8,115          1,000

                                                       Great          Great        J.P. Morgan                LKCM Strategic
                       GE U.S.     Great Companies  Companies--    Companies--      Enhanced       Janus          Total
                       Equity       --America/SM/     Global/2/    Technology/SM/    Index(/1/)   Growth(/1/)    Return(/1/)
                   --------------- --------------- ------------- ---------------  ------------- ------------ ----------------
Accumulation unit
 value as of:
 Start Date*.....        1.000            N/A            N/A            N/A         10.000        10.000         10.000
 12/31/2001......        0.953            N/A            N/A            N/A         11.863         6.880          9.842
Number of units
 outstanding as of
 12/31/2001......      320,061            N/A            N/A            N/A         24,087        45,460         17,910

                                     Moderately
                                     Aggressive        PBHG                                                   Transamerica
                   Moderate Asset       Asset         Mid Cap         PIMCO         Salomon    Transamerica      Growth
                     Allocation      Allocation       Growth      Total Return      All Cap       Equity     Opportunities
                   --------------- --------------- ------------- --------------- ------------- ------------ ----------------
Accumulation unit
 value as of:
 Start Date*.....          N/A            N/A          1.000            N/A          1.000         1.000          1.000
 12/31/2001......          N/A            N/A          0.886            N/A          0.975         0.959          1.143
Number of units
 outstanding as of
 12/31/2001......          N/A            N/A          5,812            N/A          6,517        11,591          1,000

                                     Van Kampen     Van Kampen                     Alliance
                    Transamerica    Active Int'l     Emerging                       Growth       Alliance   Credit Suisse--
                   Value Balanced  Allocation(/1/)    Growth     Alliance Growth    Premier     Technology  Int'l Focus(/1/)
                   --------------- --------------- ------------- --------------- ------------- ------------ ----------------
Accumulation unit
 value as of:
 Start Date*.....          N/A         10.000          1.000          1.000          1.000         1.000         10.000
 12/31/2001......          N/A          8.618          0.873          0.918          0.937         0.918          8.727
Number of units
 outstanding as of
 12/31/2001......          N/A         27,603         25,642          1,000         18,708         1,000              0

                   Credit Suisse--     DFA--VA                       DFA--VA        DFA--VA      DFA--VA
                      Small Cap         Small      DFA--VA Large  International  International  Short-Term   DFA--VA Global
                     Growth(/1/)     Value(/1/)     Value(/1/)     Value(/1/)     Small(/1/)    Fixed(/1/)     Bond(/1/)
                   --------------- --------------- ------------- --------------- ------------- ------------ ----------------
Accumulation unit
 value as of:
 Start Date*.....       10.000         10.000         10.000         10.000         10.000        10.000         10.000
 12/31/2001......       14.512         21.294         22.329         12.026          8.019        13.372         16.196
Number of units
 outstanding as of
 12/31/2001......        7,095         23,256         43,349         33,481         19,471        31,743         17,162

                                          Dreyfus
                                         Socially                  Federated     Federated    Federated     Federated
                           Dreyfus--    Responsible Dreyfus VIF--   American    High Income     Prime      U.S. Gov't
                         Core Bond(/1/)   Growth    Appreciation  Leaders(/1/)   Bond(/1/)      Money    Securities(/1/)
                         -------------- ----------- ------------- ------------ -------------- ---------- ---------------
Accumulation unit
 value as of:
 Start Date*...........       1.000        1.000        1.000        10.000        10.000       10.000       10.000
 12/31/2001............       1.011        0.908        0.959        24.134        12.440       13.366       14.616
Number of units
 outstanding as of
 12/31/2001............      80,584        1,000       17,128        15,543        17,806       25,144       38,744

                                                                                  Seligman
                                                     Montgomery                Communications  Seligman
                           Federated    Montgomery    Emerging      Seligman        And         Global   Stein Roe Small
                          Utility(/1/)  Growth(/1/) Markets(/1/)    Capital     Information   Technology Co. Growth(/1/)
                         -------------- ----------- ------------- ------------ -------------- ---------- ---------------
Accumulation unit
 value as of:
 Start Date*...........      10.000       10.000       10.000         1.000         1.000        1.000       10.000
 12/31/2001............      13.920       14.105        6.994         0.958         0.991        0.908       11.752
Number of units
 outstanding as of
 12/31/2001............       1,418          465        4,863        22,563         6,018        1,000        9,718

                             Strong       Strong     Vanguard--    Vanguard--                 Vanguard--   Vanguard--
                         International   Multi Cap     Equity       Mid-Cap      Vanguard--   Short-Term   Total Bond
                           Stock(/1/)   Value(/1/)      Index        Index       REIT Index   Corporate   Market Index
                         -------------- ----------- ------------- ------------ -------------- ---------- ---------------
Accumulation unit
 value as of:
 Start Date*...........      10.000       10.000          N/A           N/A           N/A          N/A          N/A
 12/31/2001............       6.857       10.930          N/A           N/A           N/A          N/A          N/A
Number of units
 outstanding as of
 12/31/2001............           0        1,545          N/A           N/A           N/A          N/A          N/A

                             Wanger       Wanger
                          U.S. Smaller  Int'l Small
                         Companies(/1/)  Cap(/1/)
                         -------------- -----------
Accumulation unit
 value as of:
 Start Date*...........      10.000       10.000
 12/31/2001............      24.521       20.428
Number of units
 outstanding as of
 12/31/2001............       5,800        1,252


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies-- America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard--Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.


/1/See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on 6/18/2001.

CONDENSED FINANCIAL INFORMATION


Double Enhanced Death Benefit Option (Total Annual Separate Account Expenses:
0.75%)


(For the period June 18, 2001 through December 31, 2001)



                           Aggressive       Alger      American       Clarion    Conservative    Dreyfus
                              Asset      Aggressive     Century     Real Estate      Asset      Small Cap      Gabelli
                           Allocation      Growth    International  Securities    Allocation      Value     Global Growth
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........         N/A          1.000          N/A         1.000           N/A         1.000        1.000
 12/31/2001............         N/A          0.941          N/A         1.035           N/A         1.028        0.956
Number of units
 outstanding as of
 12/31/2001............         N/A         18,062          N/A       274,282           N/A     3,627,352       14,173

                                                                                                                LKCM
                                            Great        Great         Great      J.P. Morgan                 Strategic
                             GE U.S.     Companies--  Companies--   Companies--    Enhanced       Janus         Total
                             Equity      America/SM/   Global/2/   Technology/SM/    Index        Growth       Return
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........       1.000            N/A          N/A           N/A         1.000         1.000        1.000
 12/31/2001............       0.952            N/A          N/A           N/A         0.943         0.878        1.002
Number of units
 outstanding as of
 12/31/2001............       1,000            N/A          N/A           N/A       394,524       132,719       37,474

                                         Moderately
                                         Aggressive                    PIMCO                                Transamerica
                         Moderate Asset     Asset    PBHG Mid Cap      Total        Salomon    Transamerica    Growth
                           Allocation    Allocation     Growth        Return        All Cap       Equity    Opportunities
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........         N/A            N/A        1.000           N/A         1.000         1.000        1.000
 12/31/2001............         N/A            N/A        0.886           N/A         0.974         0.958        1.142
Number of units
 outstanding as of
 12/31/2001............         N/A            N/A        1,000           N/A         1,000        53,004        1,000

                                         Van Kampen
                                           Active     Van Kampen                   Alliance                    Credit
                          Transamerica      Int'l      Emerging      Alliance       Premier      Alliance     Suisse--
                         Value Balanced  Allocation     Growth        Growth        Growth      Technology   Int'l Focus
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........         N/A          1.000        1.000         1.000         1.000         1.000        1.000
 12/31/2001............         N/A          0.922        0.873         0.917         0.936         0.918        0.936
Number of units
 outstanding as of
 12/31/2001............         N/A        397,745       24,085         1,000        14,559         1,000       28,079


                         Credit Suisse--   DFA--VA                    DFA--VA       DFA--VA      DFA--VA       DFA--VA
                            Small Cap       Small    DFA--VA Large International International  Short-Term     Global
                             Growth         Value        Value         Value         Small        Fixed         Bond
                         --------------- ----------- ------------- ------------- ------------- ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........       1.000          1.000        1.000         1.000         1.000         1.000        1.000
 12/31/2001............       1.036          1.045        0.940         0.906         0.874         1.025        1.029
Number of units
 outstanding as of
 12/31/2001............      36,710        142,446      874,090       395,967       111,015       150,702      484,612

                                          Dreyfus
                                         Socially                 Federated    Federated    Federated  Federated
                            Dreyfus--   Responsible Dreyfus VIF--  American   High Income     Prime    U.S. Gov't
                            Core Bond     Growth    Appreciation   Leaders        Bond        Money    Securities
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000       1.000         1.000       1.000         1.000       1.000      1.000
 12/31/2001.............       1.010       0.907         0.958       0.954         0.991       1.011      1.032
Number of units
 outstanding as of
 12/31/2001.............      65,100       8,766       108,528     109,586     2,697,353     562,953    146,980

                                                                                Seligman
                                                     Montgomery              Communications  Seligman  Stein Roe
                            Federated   Montgomery    Emerging     Seligman       And         Global   Small Co.
                             Utility      Growth       Markets     Capital    Information   Technology   Growth
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000       1.000         1.000       1.000         1.000       1.000      1.000
 12/31/2001.............       0.911       0.915         0.970       0.958         0.990       0.908      0.964
Number of units
 outstanding as of
 12/31/2001.............      41,288       1,000        98,927       1,000         8,107       1,000     21,506

                                                                                                       Vanguard--
                             Strong       Strong     Vanguard--   Vanguard--                Vanguard-- Total Bond
                          International  Multi Cap     Equity      Mid-Cap     Vanguard--   Short-Term   Market
                              Stock        Value        Index       Index      REIT Index   Corporate    Index
                          ------------- ----------- ------------- ---------- -------------- ---------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000       1.000           N/A         N/A           N/A         N/A        N/A
 12/31/2001.............       0.901       0.973           N/A         N/A           N/A         N/A        N/A
Number of units
 outstanding as of
 12/31/2001.............       1,000       4,683           N/A         N/A           N/A         N/A        N/A

                             Wanger       Wanger
                          U.S. Smaller  Int'l Small
                            Companies       Cap
                          ------------- -----------
Accumulation unit
 value as of:
 Start Date*............       1.000       1.000
 12/31/2001.............       1.013       0.852
Number of units
 outstanding as of
 12/31/2001.............     180,422      16,496


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies-- America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard--Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.

                                  APPENDIX B

If you are a Policy Owner of Policy NA103, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy NA103.

INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-five portfolios offered by eight different investment companies and four General Account Guaranteed Options.

AEGON/Transamerica Series Fund, Inc.


    Alger Aggressive Growth


    Clarion Real Estate Securities


    Dreyfus Small Cap Value


    Janus Growth


    J.P. Morgan Enhanced Index


    LKCM Strategic Total Return


    Van Kampen Active International Allocation


Credit Suisse Trust


    Credit Suisse--International Focus Portfolio


    Credit Suisse--Small Cap Growth Portfolio


DFA Investment Dimensions Group, Inc.


    DFA--VA Small Value Portfolio


    DFA--VA Large Value Portfolio


    DFA--VA International Value Portfolio


    DFA--VA International Small Portfolio


    DFA--VA Short-Term Fixed Portfolio


    DFA--VA Global Bond Portfolio


The Federated Insurance Series


    Federated American Leaders Fund II


    Federated High Income Bond Fund II


    Federated Prime Money Fund II


    Federated Fund for U.S. Government Securities II


    Federated Utility Fund II


The Montgomery Funds III


    Montgomery Variable Series: Emerging Markets Fund


SteinRoe Variable Investment Trust


    Stein Roe Small Company Growth Fund, Variable Series--Class A


Strong Variable Insurance Funds, Inc.


    Strong Multi Cap Value Fund II


Wanger Advisors Trust


    Wanger U.S. Smaller Companies


    Wanger International Small Cap

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.


AEGON/Transamerica Series Fund, Inc.


    Janus Global


Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing:


Strong Variable Insurance Funds, Inc.


    Strong International Stock Fund II


The following Subaccount is only available to Owners who held an investment in this Subaccount on May 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after May 1, 2002, that owner may not reinvest in this Subaccount.


The Montgomery Funds III


    Montgomery Variable Series: Growth Fund


Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

.. Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

.. Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

.. Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None

Annual Contract Maintenance Fee........................................ $ 30

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 0.50%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 0.65%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2)  the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.

Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

.. If there is more than one Beneficiary, each will share in the Death Benefit equally.

.. If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

.. If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

.. If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.


Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

.. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Contract Owner

..  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy NA103)


(For the period January 1, 1994 through December 31, 2001)



                                                                                                               LKCM
                            Alger        Clarion          Dreyfus      J.P. Morgan                           Strategic
                          Aggressive   Real Estate       Small Cap      Enhanced     Janus       Janus         Total
                            Growth      Securities         Value          Index     Global      Growth        Return
                          ---------- ---------------- ---------------- ----------- --------- ------------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000           10.000         10.000      10.000      10.000       10.000
 12/31/1994.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1995.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1996.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1997.............       N/A           N/A            9.284         10.002         N/A         N/A          N/A
 12/31/1998.............       N/A           N/A            9.024         13.057         N/A         N/A          N/A
 12/31/1999.............    14.961         8.998           11.600         15.328      15.620      13.662       10.592
 12/31/2000.............    10.207        11.588           12.796         13.566      12.797       9.645       10.128
 12/31/2001.............     8.473        12.785           16.372         11.863       9.809       6.880        9.842
Number of units outstanding as of
 12/31/1994.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1995.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1996.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1997.............       N/A           N/A              585         34,587         N/A         N/A          N/A
 12/31/1998.............       N/A           N/A          317,784        272,747         N/A         N/A          N/A
 12/31/1999.............    64,889        54,834          201,694        434,242     155,589     239,345       14,628
 12/31/2000.............   293,373       114,722          274,892        641,465     260,965     943,017      105,157
 12/31/2001.............   225,838       171,271          691,869        581,098     161,472     826,006       98,753

                          Van Kampen
                            Active                    Credit Suisse --   DFA--VA    DFA--VA     DFA--VA       DFA--VA
                            Int'l    Credit Suisse --    Small Cap        Small      Large   International International
                          Allocation   Int'l Focus         Growth         Value      Value       Value         Small
                          ---------- ---------------- ---------------- ----------- --------- ------------- -------------
Accumulation unit value as of:
 Start Date*............    10.000        10.000           10.000         10.000      10.000      10.000       10.000
 12/31/1994.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1995.............       N/A           N/A              N/A          9.948      12.034      10.524       10.145
 12/31/1996.............       N/A           N/A              N/A         12.063      14.165      11.214       10.106
 12/31/1997.............     9.191         9.601           13.183         15.633      18.187      10.893        7.708
 12/31/1998.............    10.541        10.049           12.724         14.506      20.013      12.092        8.054
 12/31/1999.............    13.862        15.319           21.375         15.832      20.831      14.660        9.484
 12/31/2000.............    11.258        11.279           17.391         17.299      22.545      14.387        9.078
 12/31/2001.............     8.618         8.727           14.512         21.294      22.329      12.026        8.019
Number of units outstanding as of
 12/31/1994.............       N/A           N/A              N/A            N/A         N/A         N/A          N/A
 12/31/1995.............       N/A           N/A              N/A        163,078     358,553     271,242      188,597
 12/31/1996.............       N/A           N/A              N/A        711,634     983,458     983,425      617,388
 12/31/1997.............    24,827       106,212           48,791        864,489   1,062,867   1,228,043      869,388
 12/31/1998.............   145,782       230,381           89,528        746,000     859,894   1,023,764      825,132
 12/31/1999.............   366,344       141,359          275,865        764,208     942,056   1,072,798      784,305
 12/31/2000.............   483,666       140,388          558,195        772,512     949,034   1,049,264      790,399
 12/31/2001.............   580,288        93,231          199,768        798,989   1,060,336   1,180,227      870,331

                           DFA--VA    DFA--VA   Federated   Federated   Federated  Federated
                          Short-Term   Global   American   High Income    Prime    U.S. Gov't  Federated
                            Fixed       Bond     Leaders      Bond        Money    Securities   Utility
                          ---------- ---------- --------- ------------- --------- ------------ ---------
Accumulation unit value as of:
 Start Date*............     10.000    10.000     10.000      10.000       10.000    10.000      10.000
 12/31/1994.............        N/A       N/A        N/A         N/A       10.026       N/A         N/A
 12/31/1995.............     10.104    11.300     12.676      10.257       10.473    10.567      11.354
 12/31/1996.............     10.560    12.235     15.311      11.648       10.900    10.940      12.584
 12/31/1997.............     11.089    13.103     20.130      13.174       11.365    11.801      15.833
 12/31/1998.............     11.620    14.091     23.524      13.442       11.835    12.623      17.924
 12/31/1999.............     12.039    14.565     24.931      13.663       12.304    12.466      18.110
 12/31/2000.............     12.757    15.386     25.361      12.350       12.962    13.745      16.239
 12/31/2001.............     13.372    16.196     24.134      12.440       13.366    14.616      13.920
Number of units outstanding as of
 12/31/1994.............        N/A       N/A        N/A         N/A       70,223       N/A         N/A
 12/31/1995.............    101,709   152,950     10,179       6,320      363,418     7,159       2,024
 12/31/1996.............    821,351   317,470     67,853     146,709      512,275   117,323      24,080
 12/31/1997.............    862,087   346,747    181,634     424,673      312,343   249,634      20,024
 12/31/1998.............    752,441   368,039    255,419     532,325      651,890   422,127      74,288
 12/31/1999.............  1,002,680   518,872    327,212     589,780      952,527   547,797      97,673
 12/31/2000.............    990,473   683,605    352,733     528,372    1,296,989   590,014     105,603
 12/31/2001.............  1,085,998   800,958    361,703     450,308    1,296,096   656,938      81,923
                                     Montgomery Stein Roe    Strong      Strong      Wanger     Wanger
                          Montgomery  Emerging  Small Co. International Multi Cap U.S. Smaller   Int'l
                            Growth    Markets    Growth       Stock       Value    Companies   Small Cap
                          ---------- ---------- --------- ------------- --------- ------------ ---------
Accumulation unit value as of:
 Start Date*............     10.000    10.000     10.000      10.000       10.000    10.000      10.000
 12/31/1994.............        N/A       N/A        N/A         N/A          N/A       N/A         N/A
 12/31/1995.............        N/A       N/A        N/A         N/A          N/A     9.665      10.913
 12/31/1996.............     12.649    10.616        N/A         N/A          N/A    14.076      14.312
 12/31/1997.............     16.157    10.486     11.571       8.384       10.067    18.098      14.011
 12/31/1998.............     16.523     6.508      9.507       7.931       10.220    19.542      16.194
 12/31/1999.............     19.829    10.658     13.988      14.752        9.863    24.283      36.429
 12/31/2000.............     17.915     7.566     13.147       8.864       10.566    22.158      26.080
 12/31/2001.............     14.105     6.994     11.752       6.857       10.930    24.521      20.428
Number of units outstanding as of
 12/31/1994.............        N/A       N/A        N/A         N/A          N/A       N/A         N/A
 12/31/1995.............        N/A       N/A        N/A         N/A          N/A    21,864       4,237
 12/31/1996.............     28,618   135,913        N/A         N/A          N/A   110,551      80,108
 12/31/1997.............     76,471   252,354      7,407       7,004       20,688   275,517     149,792
 12/31/1998.............     68,852   301,041     11,989      17,678       61,989   181,215     193,817
 12/31/1999.............     89,026   227,382     12,554      57,878       53,258   164,471     182,333
 12/31/2000.............    160,885   311,907     49,289      40,003       62,591   174,047     149,543
 12/31/2001.............     88,110   317,226     51,274      53,136      112,351   188,112     129,873


*  Date of commencement of operations for the Subaccounts was as follows:
   10/6/95 for DFA--VA Small Value; 1/18/95 for DFA--VA Large Value; 10/3/95 for DFA--VA International Value; 10/6/95 for DFA--VA International Small; 10/9/95 for DFA--VA Short-Term Fixed; 1/18/95 for DFA--VA Global Bond; 10/13/97 for Dreyfus Small Cap Value, J.P. Morgan Enhanced Index and Van Kampen Active International Allocation; 3/10/95 for Federated American Leaders; 9/18/95 for Federated High Income; 12/7/94 for Federated Prime Money; 6/28/95 for Federated U.S. Government Securities; 7/20/95 for Federated Utility; 2/5/96 for Montgomery Growth; 2/5/96 for Montgomery Emerging Markets; 10/13/97 for Strong Multi Cap Value; 9/20/95 for Wanger U.S. Smaller Companies; 9/18/95 for Wanger International Small Cap; 3/31/97 for Stein Roe Small Company Growth, Strong International Stock, Credit Suisse--International Focus and Credit Suisse--Small Cap Growth; 5/3/99 for Alger Aggressive Growth; Clarion Real Estate Securities; Janus Global; Janus Growth; and LKCM Strategic Total Return.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                         ADVISOR'S EDGE VARIABLE ANNUITY

                                   Offered by
                     Peoples Benefit Life Insurance Company
                             (An Iowa Stock Company)
                                   Home Office
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2002, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

                                  May 1, 2002

                                TABLE OF CONTENTS

                                                                                                 Page Number
                                                                                                 -----------
GLOSSARY OF TERMS                                                                                        3
THE POLICY - GENERAL PROVISIONS                                                                          5
         Owner                                                                                           5
         Entire Policy                                                                                   5
         Non-Participating                                                                               5
         Misstatement of Age or Sex                                                                      6
         Assignment                                                                                      6
         Addition, Deletion or Substitution of Investments                                               6
         Excess Interest Adjustment                                                                      6
         Computation of Variable Annuity Income Payments                                                 7
         Exchanges                                                                                       8
GUARANTEED MINIMUM INCOME BENEFIT                                                                        8
ADDITIONAL DEATH BENEFIT                                                                                11
ADDITIONAL DEATH BENEFIT - EXTRA                                                                        11
PERFORMANCE INFORMATION                                                                                 13
         Money Market Subaccount Yields                                                                 14
         30-Day Yield for Non-Money Market Subaccounts                                                  15
         Standardized Average Annual Total Return for Subaccounts                                       15
ADDITIONAL PERFORMANCE MEASURES                                                                         17
         Non-Standardized Cumulative Total Return                                                       17
         Non-Standardized Average Annual Total Return                                                   17
         Non-Standardized Total Return Year-to-Date                                                     20
         Non-Standardized One Year Return                                                               21
         Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized                    24
           Adjusted Historical Average Annual Total Return
         Individualized Computer Generated Illustrations                                                27
PERFORMANCE COMPARISONS                                                                                 27
SAFEKEEPING OF ACCOUNT ASSETS                                                                           29
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                                      29
PEOPLES BENEFIT LIFE INSURANCE COMPANY                                                                  30
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                                 30
         Tax Status of the Policy                                                                       30
         Distribution Requirements                                                                      30
         Diversification Requirements                                                                   31
         Owner Control                                                                                  31
         Withholding                                                                                    31
         Qualified Policies                                                                             32
         Individual Retirement Annuities                                                                32
         Roth Individual Retirement Annuities (Roth IRA)                                                32
         Section 403(b) Plans                                                                           33
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans                                   33
         Deferred Compensation Plans                                                                    33
         Non-Natural Persons                                                                            33
TAXATION OF PEOPLES BENEFIT                                                                             34
STATE REGULATION OF PEOPLES BENEFIT                                                                     34
RECORDS AND REPORTS                                                                                     34
DISTRIBUTION OF THE POLICIES                                                                            35
LEGAL MATTERS                                                                                           35
INDEPENDENT AUDITORS                                                                                    35
OTHER INFORMATION                                                                                       35
FINANCIAL STATEMENTS                                                                                    35

                                GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

.. Purchase Payments; minus
.. Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
.. Interest credited in the fixed account; plus or minus
.. Accumulated gains or losses in the separate account; minus
.. Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge -- An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                         THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where
         S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

         G = the guaranteed interest rate applicable to S.

         C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

         M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

         No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

         On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

         Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)   =   the Annuity Unit Value for the immediately preceding Business
               Day;

     (b)   =   the Net Investment Factor for the day;

     (c)   =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)   =   any increase or decrease in the value of the Subaccount due to investment results;

     (b)   =   a daily charge assessed at an annual rate of 0.60% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

     (c)   =   a daily charge for the cost of administering the Policy
               corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

GUARANTEED MINIMUM INCOME BENEFIT - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Guaranteed Minimum Income Benefit ("GMIB") for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

.. there were no subsequent premium payments or surrenders;
.. there were no premium taxes;
.. the $100,000 premium is subject to the GMIB;
.. the annuitant is (or both annuitants are) 60 years old when the rider is issued;
.. the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB; and .. there is no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain                        Life 10 = Life Annuity with 10 Years Certain

----------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                 Male                         Female                    Joint & Survivor
  Exercise Date
----------------------------------------------------------------------------------------------------------------------
                              Life Only      Life 10       Life Only        Life 10       Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------

        10 (age 70)             $1,112       $1,049           $1,035           $999            $876           $872
----------------------------------------------------------------------------------------------------------------------
            15                   2,212        1,824            2,075          1,788           1,336          1,349
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)              3,759        2,707            3,605          2,694           2,200          2,117
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 1
-----------------------------------------------------------------------------------------------------------------------
                                                      Assumptions
-----------------------------------------------------------------------------------------------------------------------

  .      minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------------
  .      policy value at time of distribution:                            $15,000
-----------------------------------------------------------------------------------------------------------------------
  .      distribution amount:                                             $500
-----------------------------------------------------------------------------------------------------------------------
  .      prior distribution in current policy year:                       None
-----------------------------------------------------------------------------------------------------------------------
                                                     Calculations
-----------------------------------------------------------------------------------------------------------------------
  .      maximum annual free amount:                                      $10,000 x 6% = $600
-----------------------------------------------------------------------------------------------------------------------
  .      policy value after distribution:                                 $15,000 - $500 = $14,500
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base after distribution (since the distribution   $10,500 - $500 = $10,000
         amount was less than the maximum annual adjustment free amount):
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 2
-----------------------------------------------------------------------------------------------------------------------
                                                      Assumptions
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------------
  .      policy value at time of distribution:                            $15,000
-----------------------------------------------------------------------------------------------------------------------
  .      distribution amount:                                             $1,500
-----------------------------------------------------------------------------------------------------------------------
  .      prior distribution in current policy year:                       $1,000
-----------------------------------------------------------------------------------------------------------------------
                                                     Calculations
-----------------------------------------------------------------------------------------------------------------------
  .      maximum annual free amount:                                      $0.0
-----------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
  .      policy value after distribution:                                 $15,000 - $1,500 = $13,500
-----------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base after distribution:                          $10,500 - (10% x $10,500) = $9,450
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                       EXAMPLE 3
-----------------------------------------------------------------------------------------------------------------------
                                                      Assumptions
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------------
  .      policy value at time of distribution:                            $7,500
-----------------------------------------------------------------------------------------------------------------------
  .      distribution amount:                                             $1,500
-----------------------------------------------------------------------------------------------------------------------
  .      prior distribution in current policy year:                       $1,000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                    Calculations
-----------------------------------------------------------------------------------------------------------------------
  .      maximum annual free amount:                                      $0.0
-----------------------------------------------------------------------------------------------------------------------
         (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------------
  .      policy value after distribution:                                 $7,500 - $1,500 = $6,000
-----------------------------------------------------------------------------------------------------------------------
         (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-----------------------------------------------------------------------------------------------------------------------
  .      minimum income base after distribution:                          $10,500 - (20% x $10,500) = $8,400
-----------------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the GMIB. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the GMIB using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate People Benefits for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                   Example 1

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                      $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                         $25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $80,000
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $80,000):    $32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $232,000
-------------------------------------------------------------------------------------------------------------------------

                                   Example 2

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):         $0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $75,000
-------------------------------------------------------------------------------------------------------------------------

ADDITIONAL DEATH BENEFIT - EXTRA  -- ADDITIONAL INFORMATION


Assume the Additional Death Benefit - Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                     Example

--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                             $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                        $0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                    $660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                         $660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                    $570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)           $1,230
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                       ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on        $15,000
Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded
Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                        $75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +        $90,000
$75,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) - $100,000 - $25,000 + $0)       $15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $0)                                  $75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $15,000 + $75,000)                                                                $90,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                       ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4th Rider Year (= $145,000 -  $100,000 - $25,000 + $0)             $20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 -       $15,000
$20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by                           $0
withdrawal ignoring any potential adjustments on a variable policy) - $100,000
- $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)            $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                     $60,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                       ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (= $130,000 -  $100,000 - $25,000 + $15,000)                                $20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                             $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                $80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000               $32,000
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 +       $162,000
$32,000)
--------------------------------------------------------------------------------------------------------------------------

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

----------------------------------------------------------------------------------------------------------------------
Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning      Annuity        Payment        Monthly          in          Adjusted
                                  Annuity         Unit         Without       Stabilized      Annuity       Annuity
                                   Units         Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:                        400.0000       1.250000       $500.00           --            --          400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.254526       $501.81        $500.00        0.0084        400.0084
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.253122       $501.25        $500.00        0.0058        400.0142
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.247324       $498.93        $500.00       (0.0050)       400.0092
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.247818       $499.13        $500.00       (0.0040)       400.0051
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.244178       $497.67        $500.00       (0.0109)       399.9943
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.250422       $500.17        $500.00        0.0008        399.9951
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.245175       $498.07        $500.00       (0.0090)       399.9861
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.251633       $500.65        $500.00        0.0030        399.9891
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.253114       $501.25        $500.00        0.0058        399.9949
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.261542       $504.62        $500.00        0.0212        400.0161
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.265963       $506.39        $500.00        0.0293        400.0454
----------------------------------------------------------------------------------------------------------------------
                  January 1      400.0000       1.270547       $508.22        $500.00        0.0387        400.0841
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0841       1.275148       $510.17        $508.33        0.0086        400.0927
----------------------------------------------------------------------------------------------------------------------

   Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

Until October 1995, the DFA - VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA - VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA - VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.

As of May 1, 2002 the Endeavor Series Trust and Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Dreyfus Small Cap Value Portfolios is now Dreyfus Small Cap Value; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.

Where applicable, the following Subaccount inception dates are used in the calculation of performance figures. 10/6/95 for the DFA - VA Small Value and DVA
- VA International Small Value Portfolios; 1/18/95 for the DFA - VA Large Value and DFA - VA Global Bond Portfolios; 10/3/95 for the DFA - VA International Value Portfolio; 10/9/95 for DFA - VA Short-Term Fixed Portfolio; 3/10/95 for the Federated American Leaders Fund II; 7/20/95 for the Federated Utility Fund II; 12/7/94 for the Federated Prime Money Fund II; 6/28/95 for the Federated Fund for U.S. Government Securities II; 9/18/95 for the Federated High Income Bond Fund II; 2/12/96 for the Montgomery Growth Fund; 2/5/96 for the Montgomery Emerging Markets Fund; 9/20/95 for the Wanger U.S. Smaller Companies; 9/18/95 for the Wanger

International Small Cap; 3/31/97 for Stein Roe Small Company Growth Fund - Class A; 3/31/97 for Strong International Stock Fund II; 3/31/97 for Credit Suisse - International Focus Portfolio; 3/31/97 for Credit Suisse - Small Cap Growth Portfolio; 10/13/97 for Strong Multi Cap Value Fund II; 10/31/97 for Van Kampen Active International Allocation; 10/31/97 for Dreyfus Small Cap Value; 10/13/97 for J.P. Morgan Enhanced Index; and 5/3/99 for the Alger Aggressive Growth, Clarion Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return; 6/18/2001 for Alliance Growth Portfolio - Class B, Alliance Premier Growth Portfolio - Class B, Alliance Technology Portfolio - Class B, Dreyfus VIF - Appreciation Portfolio - Service Class, Dreyfus - Core Bond Portfolio - Service Class, Dreyfus Socially Responsible Growth Fund - Service Class, Seligman Capital Portfolio - Class 2 Shares, Seligman Communications and Information Portfolio - Class 2 Shares, Seligman Global Technology Portfolio - Class 2 Shares, Transamerica Equity, Transamerica Growth Opportunities, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap and Van Kampen Emerging Growth. The following Subaccounts had not commenced operation as of the date of this SAI: Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, American Century International, PIMCO Total Return, Vanguard - Equity Index Portfolio, Vanguard - Mid-Cap Index Portfolio, Vanguard - REIT Index Portfolio, Vanguard - Total Bond Market Index Portfolio, Vanguard - Short-Term Corporate Portfolio, Great Companies - America(SM), Great Companies - Global/2/, and Great Companies - Technology(SM).


Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio - Class B; 7/14/99 for Alliance Premier Growth Portfolio - Class B; 9/22/99 for Alliance Technology Portfolio - Class B; 9/29/95 for the DFA - VA Small Value and DFA - VA International Small Value Portfolios; 1/12/95 for the DFA - VA Large Value and DFA - VA Global Bond Portfolios; 9/29/95 for the DFA - VA International Value Portfolio; 9/29/95 for DFA - VA Short-Term Fixed Portfolio; 4/5/93 for Dreyfus VIF - Appreciation Portfolio - Service Class; 5/1/2000 for Dreyfus - Core Bond Portfolio - Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund - Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Smaller Companies and Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse - International Focus Portfolio and Credit Suisse
- Small Cap Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation; 5/4/93 for Dreyfus Small Cap Value; 5/1/97 for J.P. Morgan Enhanced Index; 6/21/88 for Seligman Capital Portfolio - Class 2 Shares; 10/11/94 for Seligman Communication and Information Portfolio - Class 2 Shares; 5/1/96 for Seligman Global Technology - Class 2 Shares; 2/26/69 for Transamerica Equity; 5/1/2001 for Transamerica Growth Opportunities; 3/1/94 for Alger Aggressive Growth; 10/9/2000 for Gabelli Global Growth; 1/2/97 for GE U.S. Equity; 5/1/98 for Clarion Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; 3/1/93 for LKCM Strategic Total Return; 5/3/99 for PBHG Mid Cap Growth; 5/3/99 for Salomon All Cap; 5/1/93 for Van Kampen Emerging Growth; 5/1/02 for Aggressive Asset Allocation; 5/1/02 for Conservative Asset Allocation; 5/1/02 for Moderate Asset Allocation; 5/1/02 for PIMCO Total Return Bond; 4/29/91 for Vanguard - Equity Index Portfolio; 2/9/99 for Vanguard - Mid-Cap Index Portfolio; 2/9/99 for Vanguard - REIT Index Portfolio; 2/8/99 for Vanguard - Short-Term Corporate Portfolio; 4/29/91 for Vanguard - Total Bond Market Index Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [((Base Period Return)+1)/365/7/]-1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2001 was 1.15% for the 6 Year Step-Up Death Benefit Option, 1.20% for the Return of Premium Death Benefit Option; and 1.05% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2001 was 1.15% for the 6 Year Step-Up Death Benefit Option, 1.20% for the Return of Premium Death Benefit Option, and 1.05% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b + 1)/6/-1]
                                      ---
                                      cd

Where:

     [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
     [b]   equals the expenses accrued for the period (net of reimbursement);
     [c] equals the average daily number of Units outstanding during the period; and
     [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)/n/=ERV

Where:

(1) [P]       equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]       equals an average annual total return;

(3) [n]       equals the number of years; and

(4) [ERV]     equals the ending redeemable value of a hypothetical $1,000
              Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2001.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                                         Since
                                                                                                         Subaccount
                                                                                   1 Year      5 Year    Inception
Aggressive Asset Allocation                                                        -17.10%        N/A         -6.14%
Alger Aggressive Growth                                                                N/A        N/A            N/A
American Century International                                                         N/A        N/A            N/A
Clarion Real Estate Securities                                                      10.20%        N/A          9.52%
Conservative Asset Allocation                                                          N/A        N/A            N/A
Dreyfus Small Cap Value                                                             27.80%        N/A         12.26%
Gabelli Global Growth                                                                  N/A        N/A         -4.39%
GE U.S. Equity                                                                         N/A        N/A         -4.81%
Great Companies - America(SM)                                                          N/A        N/A            N/A
Great Companies - Global/2/                                                            N/A        N/A            N/A
Great Companies - Technology(SM)                                                       N/A        N/A            N/A
Janus Growth                                                                       -28.76%        N/A        -13.20%
J.P. Morgan Enhanced Index                                                         -12.66%        N/A          4.01%
LKCM Strategic Total Return                                                         -2.94%        N/A         -0.72%
Moderate Asset Allocation                                                              N/A        N/A            N/A
Moderately Aggressive Asset Allocation                                                 N/A        N/A            N/A
PBHG Mid Cap Growth                                                                    N/A        N/A        -11.43%
PIMCO Total Return                                                                     N/A        N/A            N/A
Salomon All Cap                                                                        N/A        N/A         -2.61%
Transamerica Equity                                                                    N/A        N/A         -4.20%
Transamerica Growth Opportunities                                                      N/A        N/A         14.20%
Transamerica Value Balanced                                                            N/A        N/A            N/A
Van Kampen Active International Allocation                                         -23.55%        N/A         -3.58%
Van Kampen Emerging Growth                                                             N/A        N/A        -12.73%
Alliance Growth - Class B                                                              N/A        N/A         -8.29%
Alliance Premier Growth - Class B                                                      N/A        N/A         -6.40%
Alliance Technology - Class B                                                          N/A        N/A         -8.23%
Credit Suisse - International Focus Portfolio                                      -22.72%        N/A         -2.94%
Credit Suisse - Small Cap Growth Portfolio                                         -16.66%        N/A          8.01%
DFA - VA Small Value Portfolio                                                      22.94%     11.90%         12.74%
DFA - VA Large Value Portfolio                                                      -1.08%      9.40%         12.11%
DFA - VA International Value Portfolio                                             -16.52%      1.28%          2.87%
DFA - VA International Small Portfolio                                             -11.78%     -4.64%         -3.59%
DFA - VA Short-Term Fixed Portfolio                                                  4.69%      4.71%          4.65%
DFA - VA Global Bond Portfolio                                                       5.14%      5.64%          7.05%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A        N/A          1.00%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A        N/A         -9.28%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A        N/A         -4.18%
Federated American Leaders Fund II                                                  -4.95%      9.40%         13.66%
Federated High Income Bond Fund II                                                   0.60%      1.20%          3.41%
Federated Prime Money Fund II                                                        2.96%      4.03%          4.06%
Federated Fund for U.S. Government Securities II                                     6.21%      5.84%          5.87%
Federated Utility Fund II                                                          -14.39%      1.91%          5.13%
Montgomery Emerging Markets Fund                                                    -7.68%     -8.12%         -5.99%

Montgomery Growth Fund                                                             -21.37%      2.08%          5.89%
Seligman Capital Portfolio - Class 2 Shares                                            N/A        N/A         -4.23%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A        N/A         -0.98%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A        N/A         -9.23%
Stein Roe Small Company Growth Fund - Class A                                      -10.72%        N/A          3.33%
Strong International Stock Fund II                                                 -22.74%        N/A         -7.74%
Strong Multi Cap Value Fund II                                                       3.32%        N/A          2.01%
Vanguard - Equity Index Portfolio                                                      N/A        N/A            N/A
Vanguard - Mid-Cap Index Portfolio                                                     N/A        N/A            N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A        N/A            N/A
Vanguard - REIT Index Portfolio                                                        N/A        N/A            N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A        N/A            N/A
Wanger International Small Cap                                                     -21.77%      7.25%         11.89%
Wanger U.S. Smaller Companies                                                       10.53%     11.61%         15.20%



                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                                         Since
                                                                                                         Subaccount
                                                                                    1 Year    5 Year     Inception
Aggressive Asset Allocation                                                            N/A        N/A            N/A
Alger Aggressive Growth                                                            -17.08%        N/A        -15.50%
American Century International                                                         N/A        N/A            N/A
Clarion Real Estate Securities                                                      10.22%        N/A         27.51%
Conservative Asset Allocation                                                          N/A        N/A            N/A
Dreyfus Small Cap Value                                                             27.82%        N/A         63.02%
Gabelli Global Growth                                                                  N/A        N/A         -4.38%
GE U.S. Equity                                                                         N/A        N/A         -4.80%
Great Companies - America(SM)                                                          N/A        N/A            N/A
Great Companies - Global/2/                                                            N/A        N/A            N/A
Great Companies - Technology(SM)                                                       N/A        N/A            N/A
Janus Growth                                                                       -28.74%        N/A        -31.38%
J.P. Morgan Enhanced Index                                                         -12.64%        N/A         18.13%

LKCM Strategic Total Return                                                         -2.92%        N/A         -1.84%
Moderate Asset Allocation                                                              N/A        N/A            N/A
Moderately Aggressive Asset Allocation                                                 N/A        N/A            N/A
PBHG Mid Cap Growth                                                                    N/A        N/A        -11.42%
PIMCO Total Return                                                                     N/A        N/A            N/A
Salomon All Cap                                                                        N/A        N/A         -2.60%
Transamerica Equity                                                                    N/A        N/A         -4.19%
Transamerica Growth Opportunities                                                      N/A        N/A         14.21%
Transamerica Value Balanced                                                            N/A        N/A            N/A
Van Kampen Active International Allocation                                         -23.53%        N/A        -14.19%
Van Kampen Emerging Growth                                                             N/A        N/A        -12.72%
Alliance Growth - Class B                                                              N/A        N/A         -8.28%
Alliance Premier Growth - Class B                                                      N/A        N/A         -6.39%
Alliance Technology - Class B                                                          N/A        N/A         -8.22%
Credit Suisse - International Focus Portfolio                                       -22.70        N/A        -13.14%
Credit Suisse - Small Cap Growth Portfolio                                         -16.64%        N/A         44.42%
DFA - VA Small Value Portfolio                                                      22.97%     75.64%        111.60%
DFA - VA Large Value Portfolio                                                      -1.06%     56.83%        121.72%
DFA - VA International Value Portfolio                                             -16.49%      6.70%         19.51%
DFA - VA International Small Portfolio                                             -11.76%    -21.05%        -20.31%
DFA - VA Short-Term Fixed Portfolio                                                  4.71%     26.00%         32.89%
DFA - VA Global Bond Portfolio                                                       5.16%     31.71%         60.83%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A        N/A          1.01%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A        N/A         -9.27%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A        N/A         -4.16%
Federated American Leaders Fund II                                                  -4.93%     56.84%        139.69%
Federated High Income Bond Fund II                                                   0.62%      6.26%         23.62%
Federated Prime Money Fund II                                                        2.98%     21.97%         32.68%
Federated Fund for U.S. Government Securities II                                     6.23%     32.94%         45.21%
Federated Utility Fund II                                                          -14.37%     10.06%         38.30%
Montgomery Emerging Markets Fund                                                    -7.66%    -34.45%        -30.47%
Montgomery Growth Fund                                                             -21.35%     10.95%         40.22%
Seligman Capital Portfolio - Class 2 Shares                                            N/A        N/A         -4.22%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A        N/A         -0.97%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A        N/A         -9.22%
Stein Roe Small Company Growth Fund - Class A                                      -10.70%        N/A         16.96%
Strong International Stock Fund II                                                 -22.72%        N/A        -31.76%
Strong Multi Cap Value Fund II                                                       3.34%        N/A          8.84%
Vanguard - Equity Index Portfolio                                                      N/A        N/A            N/A
Vanguard - Mid-Cap Index Portfolio                                                     N/A        N/A            N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A        N/A            N/A
Vanguard - REIT Index Portfolio                                                        N/A        N/A            N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A        N/A            N/A
Wanger International Small Cap                                                     -21.75%     42.02%        102.98%
Wanger U.S. Smaller Companies                                                       10.55%     73.33%        143.65%

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                                   Since
                                                                                                   Subaccount
                                                                                   1 Year          Inception
Aggressive Asset Allocation                                                            N/A                 N/A
Alger Aggressive Growth                                                            -17.08%              -6.12%
American Century International                                                         N/A                 N/A
Clarion Real Estate Securities                                                      10.22%               9.55%
Conservative Asset Allocation                                                          N/A                 N/A
Dreyfus Small Cap Value                                                             27.82%              12.28%
Gabelli Global Growth                                                                  N/A              -4.38%
GE U.S. Equity                                                                         N/A              -4.80%
Great Companies - America(SM)                                                          N/A                 N/A
Great Companies - Global/2/                                                            N/A                 N/A
Great Companies - Technology(SM)                                                       N/A                 N/A
Janus Growth                                                                       -28.74%             -13.18%
J.P. Morgan Enhanced Index                                                         -12.64%               4.03%
LKCM Strategic Total Return                                                         -2.92%              -0.69%
Moderate Asset Allocation                                                              N/A                 N/A
Moderately Aggressive Asset Allocation                                                 N/A                 N/A
PBHG Mid Cap Growth                                                                    N/A             -11.42%
PIMCO Total Return                                                                     N/A                 N/A
Salomon All Cap                                                                        N/A              -2.60%
Transamerica Equity                                                                    N/A              -4.19%
Transamerica Growth Opportunities                                                      N/A              14.21%
Transamerica Value Balanced                                                            N/A                 N/A
Van Kampen Active International Allocation                                         -23.53%              -3.56%
Van Kampen Emerging Growth                                                             N/A             -12.72%
Alliance Growth - Class B                                                              N/A              -8.28%
Alliance Premier Growth - Class B                                                      N/A              -6.39%
Alliance Technology - Class B                                                          N/A              -8.22%
Credit Suisse - International Focus Portfolio                                       -22.70              -2.92%
Credit Suisse - Small Cap Growth Portfolio                                         -16.64%               8.03%
DFA - VA Small Value Portfolio                                                      22.97%              12.76%
DFA - VA Large Value Portfolio                                                      -1.06%              12.13%
DFA - VA International Value Portfolio                                             -16.49%               2.89%
DFA - VA International Small Portfolio                                             -11.76%              -3.57%
DFA - VA Short-Term Fixed Portfolio                                                  4.71%               4.67%
DFA - VA Global Bond Portfolio                                                       5.16%               7.07%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A               1.01%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A              -9.27%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A              -4.16%
Federated American Leaders Fund II                                                  -4.93%              13.68%
Federated High Income Bond Fund II                                                   0.62%               3.43%
Federated Prime Money Fund II                                                        2.98%               4.08%
Federated Fund for U.S. Government Securities II                                     6.23%               5.89%
Federated Utility Fund II                                                          -14.37%               5.15%
Montgomery Emerging Markets Fund                                                    -7.66%              -5.97%
Montgomery Growth Fund                                                             -21.35%               5.91%

Seligman Capital Portfolio - Class 2 Shares                                            N/A              -4.22%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A              -0.97%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A              -9.22%
Stein Roe Small Company Growth Fund - Class A                                      -10.70%               3.35%
Strong International Stock Fund II                                                 -22.72%             -31.76%
Strong Multi Cap Value Fund II                                                       3.34%               2.03%
Vanguard - Equity Index Portfolio                                                      N/A                 N/A
Vanguard - Mid-Cap Index Portfolio                                                     N/A                 N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A                 N/A
Vanguard - REIT Index Portfolio                                                        N/A                 N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A                 N/A
Wanger International Small Cap                                                     -21.75%              11.91%
Wanger U.S. Smaller Companies                                                       10.55%              15.22%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                             Total Return
                                                                                             YTD as of
                                                                                             12/31/2001
Aggressive Asset Allocation                                                                          N/A
Alger Aggressive Growth                                                                          -17.08%
American Century International                                                                       N/A
Clarion Real Estate Securities                                                                    10.22%
Conservative Asset Allocation                                                                        N/A
Dreyfus Small Cap Value                                                                           27.82%
Gabelli Global Growth                                                                                N/A
GE U.S. Equity                                                                                       N/A
Great Companies - America(SM)                                                                        N/A
Great Companies - Global/2/                                                                          N/A
Great Companies - Technology(SM)                                                                     N/A
Janus Growth                                                                                     -28.74%
J.P. Morgan Enhanced Index                                                                       -12.64%
LKCM Strategic Total Return                                                                       -2.92%
Moderate Asset Allocation                                                                            N/A
Moderately Aggressive Asset Allocation                                                               N/A
PBHG Mid Cap Growth                                                                                  N/A
PIMCO Total Return                                                                                   N/A
Salomon All Cap                                                                                      N/A
Transamerica Equity                                                                                  N/A
Transamerica Growth Opportunities                                                                    N/A
Transamerica Value Balanced                                                                          N/A
Van Kampen Active International Allocation                                                       -23.53%

Van Kampen Emerging Growth                                                                           N/A
Alliance Growth - Class B                                                                            N/A
Alliance Premier Growth - Class B                                                                    N/A
Alliance Technology - Class B                                                                        N/A
Credit Suisse - International Focus Portfolio                                                     -22.70
Credit Suisse - Small Cap Growth Portfolio                                                       -16.64%
DFA - VA Small Value Portfolio                                                                    22.97%
DFA - VA Large Value Portfolio                                                                    -1.06%
DFA - VA International Value Portfolio                                                           -16.49%
DFA - VA International Small Portfolio                                                           -11.76%
DFA - VA Short-Term Fixed Portfolio                                                                4.71%
DFA - VA Global Bond Portfolio                                                                     5.16%
Dreyfus - Core Bond Portfolio - Service Class                                                        N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                             N/A
Dreyfus VIF - Appreciation Portfolio - Service Class                                                 N/A
Federated American Leaders Fund II                                                                -4.93%
Federated High Income Bond Fund II                                                                 0.62%
Federated Prime Money Fund II                                                                      2.98%
Federated Fund for U.S. Government Securities II                                                   6.23%
Federated Utility Fund II                                                                        -14.37%
Montgomery Emerging Markets Fund                                                                  -7.66%
Montgomery Growth Fund                                                                           -21.35%
Seligman Capital Portfolio - Class 2 Shares                                                          N/A
Seligman Communications and Information Portfolio - Class 2 Shares                                   N/A
Seligman Global Technology Portfolio - Class 2 Shares                                                N/A
Stein Roe Small Company Growth Fund - Class A                                                    -10.70%
Strong International Stock Fund II                                                               -22.72%
Strong Multi Cap Value Fund II                                                                     3.34%
Vanguard - Equity Index Portfolio                                                                    N/A
Vanguard - Mid-Cap Index Portfolio                                                                   N/A
Vanguard - Short-Term Corporate Portfolio                                                            N/A
Vanguard - REIT Index Portfolio                                                                      N/A
Vanguard - Total Bond Market Index Portfolio                                                         N/A
Wanger International Small Cap                                                                   -21.75%
Wanger U.S. Smaller Companies                                                                     10.55%


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                        NON-STANDARDIZED ONE YEAR RETURN

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                        2001          2000        1999
                                                                                        ----          ----        ----
Aggressive Asset Allocation                                                                N/A           N/A         N/A
Alger Aggressive Growth                                                                -17.08%       -31.84%      67.76%
American Century International                                                             N/A           N/A         N/A
Clarion Real Estate Securities                                                          10.22%        28.65%      -4.53%
Conservative Asset Allocation                                                              N/A           N/A         N/A
Dreyfus Small Cap Value                                                                 27.82%        10.19%      28.42%
Gabelli Global Growth                                                                   -9.74%           N/A         N/A
GE U.S. Equity                                                                          -9.43%        -1.54%      17.54%
Great Companies - America(SM)                                                          -12.86%           N/A         N/A
Great Companies - Global/2/                                                            -17.47%           N/A         N/A
Great Companies - Technology(SM)                                                       -37.44%           N/A         N/A
Janus Growth                                                                           -28.74%       -29.47%      58.49%
J.P. Morgan Enhanced Index                                                             -12.64%       -11.59%      17.28%
LKCM Strategic Total Return                                                             -2.92%        -4.48%      11.24%
Moderate Asset Allocation                                                                  N/A           N/A         N/A
Moderately Aggressive Asset Allocation                                                     N/A           N/A         N/A
PBHG Mid Cap Growth                                                                    -35.48%       -15.05%         N/A
PIMCO Total Return                                                                         N/A           N/A         N/A
Salomon All Cap                                                                          2.22%        17.41%         N/A
Transamerica Equity                                                                    -17.46%       -10.37%      36.77%
Transamerica Growth Opportunities                                                          N/A           N/A         N/A
Transamerica Value Balanced                                                              1.40%        16.57%      -6.35%
Van Kampen Active International Allocation                                             -23.53%       -18.87%      31.37%
Van Kampen Emerging Growth                                                             -33.41%       -14.46%     103.68%
Alliance Growth - Class B                                                              -34.90%       -18.37%         N/A
Alliance Premier Growth - Class B                                                      -21.94%       -17.41%         N/A
Alliance Technology - Class B                                                          -30.55%       -22.27%         N/A
Credit Suisse - International Focus Portfolio                                          -22.70%       -26.45%      52.28%
Credit Suisse - Small Cap Growth Portfolio                                             -16.64%       -18.72%      67.81%
DFA - VA Small Value Portfolio                                                          22.97%         9.16%       9.03%
DFA - VA Large Value Portfolio                                                          -1.06%         8.12%       3.99%
DFA - VA International Value Portfolio                                                 -16.49%        -1.96%      21.11%
DFA - VA International Small Portfolio                                                 -11.76%        -4.38%      17.64%
DFA - VA Short-Term Fixed Portfolio                                                      4.71%         5.86%       3.50%
DFA - VA Global Bond Portfolio                                                           5.16%         5.54%       3.26%
Dreyfus - Core Bond Portfolio - Service Class                                            3.13%           N/A         N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                 6.05%       -11.72%      29.12%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   -10.23%        -1.40%      10.63%
Federated American Leaders Fund II                                                      -4.93%         1.62%       5.87%
Federated High Income Bond Fund II                                                       0.62%        -9.70%       1.54%
Federated Prime Money Fund II                                                            2.98%         5.26%       3.84%
Federated Fund for U.S. Government Securities II                                         6.23%        10.15%      -1.34%
Federated Utility Fund II                                                              -14.37%       -10.42%       0.94%
Montgomery Emerging Markets Fund                                                        -7.66%       -29.08%      63.58%
Montgomery Growth Fund                                                                 -21.35%        -9.74%      19.89%
Seligman Capital Portfolio - Class 2 Shares                                            -15.70%         7.69%      52.21%
Seligman Communications and Information Portfolio - Class 2 Shares                       5.95%       -36.67%      84.47%
Seligman Global Technology Portfolio - Class 2 Shares                                  -21.76%       -24.33%     117.24%
Stein Roe Small Company Growth Fund - Class A                                          -10.70%        -6.11%      46.98%

Strong International Stock Fund II                                                     -22.72%       -39.97%      85.80%
Strong Multi Cap Value Fund II                                                           3.34%         7.02%      -3.59%
Vanguard - Equity Index Portfolio                                                      -12.67%        -9.73%      20.16%
Vanguard - Mid-Cap Index Portfolio                                                      -1.27%        17.06%         N/A
Vanguard - Short-Term Corporate Portfolio                                                7.05%         7.38%         N/A
Vanguard - REIT Index Portfolio                                                         11.30%        25.36%         N/A
Vanguard - Total Bond Market Index Portfolio                                             7.49%        10.45%      -1.52%
Wanger International Small Cap                                                         -21.75%       -28.48%     124.72%
Wanger U.S. Smaller Companies                                                           10.55%        -8.84%      24.13%
                                                                                         1998         1997        1996
                                                                                         ----         ----        ----
Aggressive Asset Allocation                                                                 N/A          N/A         N/A
Alger Aggressive Growth                                                                  47.60%        23.00       9.62%
American Century International                                                              N/A          N/A         N/A
Clarion Real Estate Securities                                                              N/A          N/A         N/A
Conservative Asset Allocation                                                               N/A          N/A         N/A
Dreyfus Small Cap Value                                                                  -2.91%       24.63%      24.70%
Gabelli Global Growth                                                                       N/A          N/A         N/A
GE U.S. Equity                                                                           21.93%          N/A         N/A
Great Companies - America(SM)                                                               N/A          N/A         N/A
Great Companies - Global/2/                                                                 N/A          N/A         N/A
Great Companies - Technology(SM)                                                            N/A          N/A         N/A
Janus Growth                                                                             63.28%       16.67%      17.09%
J.P. Morgan Enhanced Index                                                               30.40%          N/A         N/A
LKCM Strategic Total Return                                                               8.80%       20.87%      14.14%
Moderate Asset Allocation                                                                   N/A          N/A         N/A
Moderately Aggressive Asset Allocation                                                      N/A          N/A         N/A
PBHG Mid Cap Growth                                                                         N/A          N/A         N/A
PIMCO Total Return                                                                          N/A          N/A         N/A
Salomon All Cap                                                                             N/A          N/A         N/A
Transamerica Equity                                                                      42.22%       45.43%      26.86%
Transamerica Growth Opportunities                                                           N/A          N/A         N/A
Transamerica Value Balanced                                                               7.51%       15.71%      13.57%
Van Kampen Active International Allocation                                               14.58%        1.85%      14.38%
Van Kampen Emerging Growth                                                               36.32%       20.56%      18.00%
Alliance Growth - Class B                                                                   N/A          N/A         N/A
Alliance Premier Growth - Class B                                                           N/A          N/A         N/A
Alliance Technology - Class B                                                               N/A          N/A         N/A
Credit Suisse - International Focus Portfolio                                             4.56%       -2.99%       9.21%
Credit Suisse - Small Cap Growth Portfolio                                               -3.58%       14.78%      13.06%
DFA - VA Small Value Portfolio                                                           -7.31%       29.47%      21.14%
DFA - VA Large Value Portfolio                                                            9.93%       28.26%      17.60%
DFA - VA International Value Portfolio                                                   10.90%       -2.96%       6.30%
DFA - VA International Small Portfolio                                                    6.96%      -25.63%      -0.49%
DFA - VA Short-Term Fixed Portfolio                                                       4.69%        4.90%       4.41%
DFA - VA Global Bond Portfolio                                                            7.43%        6.98%       8.16%
Dreyfus - Core Bond Portfolio - Service Class                                               N/A          N/A         N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                 28.43%       27.49%      20.33%
Dreyfus VIF - Appreciation Portfolio - Service Class                                     29.26%       27.10%      24.63%
Federated American Leaders Fund II                                                       16.74%       31.34%      20.66%
Federated High Income Bond Fund II                                                        1.93%       12.98%      13.45%
Federated Prime Money Fund II                                                             4.03%        4.16%       3.97%
Federated Fund for U.S. Government Securities II                                          6.85%        7.77%       3.42%
Federated Utility Fund II                                                                13.10%       25.69%      10.72%
Montgomery Emerging Markets Fund                                                        -37.99%       -1.32%         N/A

Montgomery Growth Fund                                                                    2.16%       27.61%         N/A
Seligman Capital Portfolio - Class 2 Shares                                              21.28%       20.41%      13.66%
Seligman Communications and Information Portfolio - Class 2 Shares                       35.48%       21.32%       8.00%
Seligman Global Technology Portfolio - Class 2 Shares                                    35.79%       18.64%         N/A
Stein Roe Small Company Growth Fund - Class A                                           -17.92%      -13.83%         N/A
Strong International Stock Fund II                                                       -5.49%      -14.16%       9.56%
Strong Multi Cap Value Fund II                                                            1.40%          N/A         N/A
Vanguard - Equity Index Portfolio                                                        27.74%       32.19%      21.95%
Vanguard - Mid-Cap Index Portfolio                                                          N/A          N/A         N/A
Vanguard - Short-Term Corporate Portfolio                                                   N/A          N/A         N/A
Vanguard - REIT Index Portfolio                                                             N/A          N/A         N/A
Vanguard - Total Bond Market Index Portfolio                                              7.79%        8.58%       2.74%
Wanger International Small Cap                                                           15.46%       -2.20%      31.01%
Wanger U.S. Smaller Companies                                                             7.87%       28.44%      45.48%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.


      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                                    Total
                                                                                                    Since Portfolio
                                                                              1 Year      3 Year    Inception Year-End
Aggressive Asset Allocation                                                      N/A          N/A                  N/A
Alger Aggressive Growth                                                      -17.08%       -5.18%              153.67%
American Century International                                                   N/A          N/A              -16.33%
Clarion Real Estate Securities                                                10.22%       35.37%               14.63%
Conservative Asset Allocation                                                    N/A          N/A                  N/A
Dreyfus Small Cap Value                                                       27.82%       80.88%              235.09%
Gabelli Global Growth                                                         -9.74%          N/A              -17.27%
GE U.S. Equity                                                                -9.43%        4.81%               61.10%
Great Companies - America(SM)                                                -12.77%          N/A               -1.16%
Great Companies - Global/2/                                                  -17.38%          N/A              -29.60%

Great Companies - Technology(SM)                                             -37.37%          N/A              -57.98%
Janus Growth                                                                 -28.74%      -20.35%              644.90%
J.P. Morgan Enhanced Index                                                   -12.64%       -9.42%               44.46%
LKCM Strategic Total Return                                                   -2.92%        3.16%              113.33%
Moderate Asset Allocation                                                        N/A          N/A                  N/A
Moderately Aggressive Asset Allocation                                           N/A          N/A                  N/A
PBHG Mid Cap Growth                                                          -35.48%          N/A               -3.10%
PIMCO Total Return                                                               N/A          N/A                  N/A
Salomon All Cap                                                                2.22%          N/A               37.74%
Transamerica Equity                                                          -17.46%        1.19%             2538.68%
Transamerica Growth Opportunities                                                N/A          N/A               13.18%
Transamerica Value Balanced                                                    1.40%       10.69%               86.45%
Van Kampen Active International Allocation                                   -23.53%      -18.50%               31.33%
Van Kampen Emerging Growth                                                   -33.41%       16.02%              273.61%
Alliance Growth - Class B                                                    -34.90%          N/A              -33.86%
Alliance Premier Growth - Class B                                            -21.94%          N/A              -27.34%
Alliance Technology - Class B                                                -30.55%          N/A              -23.23%
Credit Suisse - International Focus Portfolio                                -22.70%      -13.41%                2.57%
Credit Suisse - Small Cap Growth Portfolio                                   -16.64%       13.70%               77.33%
DFA - VA Small Value Portfolio                                                22.97%       46.35%              109.03%
DFA - VA Large Value Portfolio                                                -1.06%       11.24%              121.47%
DFA - VA International Value Portfolio                                       -16.49%       -0.85%               19.50%
DFA - VA International Small Portfolio                                       -11.76%       -0.74%              -20.88%
DFA - VA Short-Term Fixed Portfolio                                            4.71%       14.73%               33.02%
DFA - VA Global Bond Portfolio                                                 5.16%       14.60%               60.61%
Dreyfus - Core Bond Portfolio - Service Class                                  3.13%          N/A               11.46%
Dreyfus Socially Responsible Growth Fund - Service Class                       6.05%       20.88%              243.42%
Dreyfus VIF - Appreciation Portfolio - Service Class                         -10.23%       -2.08%              188.49%
Federated American Leaders Fund II                                            -4.93%        2.29%              149.93%
Federated High Income Bond Fund II                                             0.62%       -7.73%               36.06%
Federated Prime Money Fund II                                                  2.98%       12.56%               32.81%
Federated Fund for U.S. Government Securities II                               6.23%       15.44%               50.54%
Federated Utility Fund II                                                    -14.37%      -22.57%               44.80%
Montgomery Emerging Markets Fund                                              -7.66%        7.14%              -31.17%
Montgomery Growth Fund                                                       -21.35%      -14.89%               40.35%
Seligman Capital Portfolio - Class 2 Shares                                  -15.70%       38.19%              466.03%
Seligman Communications and Information Portfolio - Class 2 Shares             5.95%       23.78%              214.91%
Seligman Global Technology Portfolio - Class 2 Shares                        -21.76%       28.62%              114.45%
Stein Roe Small Company Growth Fund - Class A                                -10.70%       23.24%              271.92%
Strong International Stock Fund II                                           -22.72%      -13.81%              -21.51%
Strong Multi Cap Value Fund II                                                 3.34%        6.63%                8.84%
Vanguard - Equity Index Portfolio                                            -12.67%       -5.28%              249.16%
Vanguard - Mid-Cap Index Portfolio                                            -1.27%          N/A               43.51%
Vanguard - Short-Term Corporate Portfolio                                      7.05%          N/A               16.60%
Vanguard - REIT Index Portfolio                                               11.30%          N/A               35.42%
Vanguard - Total Bond Market Index Portfolio                                   7.49%       16.93%              100.88%
Wanger International Small Cap                                               -21.75%       25.76%              153.44%
Wanger U.S. Smaller Companies                                                 10.55%       25.10%              191.81%

 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 0.75%)

                                                                                                    Total
                                                                                                    Since Portfolio
                                                                              1 Year      3 Year    Inception Year-End
Aggressive Asset Allocation                                                      N/A          N/A                  N/A
Alger Aggressive Growth                                                      -17.08%       -1.76%               12.61%
American Century International                                                   N/A          N/A              -16.33%
Clarion Real Estate Securities                                                10.22%       10.62%                3.79%
Conservative Asset Allocation                                                    N/A          N/A                  N/A
Dreyfus Small Cap Value                                                       27.82%       21.84%               14.97%
Gabelli Global Growth                                                         -9.74%          N/A              -13.27%
GE U.S. Equity                                                                -9.43%        1.58%               10.01%
Great Companies - America(SM)                                                -12.77%          N/A               -0.70%
Great Companies - Global/2/                                                  -17.38%          N/A              -23.17%
Great Companies - Technology(SM)                                             -37.37%          N/A              -40.53%
Janus Growth                                                                 -28.74%       -7.30%               14.07%
J.P. Morgan Enhanced Index                                                   -12.64%       -3.24%                8.19%
LKCM Strategic Total Return                                                   -2.92%        1.04%                8.95%
Moderate Asset Allocation                                                        N/A          N/A                  N/A
Moderately Aggressive Asset Allocation                                           N/A          N/A                  N/A
PBHG Mid Cap Growth                                                          -35.48%          N/A               -1.18%
PIMCO Total Return                                                               N/A          N/A                  N/A
Salomon All Cap                                                                2.22%          N/A               12.76%
Transamerica Equity                                                          -17.46%        0.39%               16.78%
Transamerica Growth Opportunities                                                N/A          N/A               13/18%
Transamerica Value Balanced                                                    1.40%        3.44%                9.31%
Van Kampen Active International Allocation                                   -23.53%       -6.59%                2.57%
Van Kampen Emerging Growth                                                   -33.41%        5.08%               16.08%
Alliance Growth - Class B                                                    -34.90%          N/A              -14.77%
Alliance Premier Growth - Class B                                            -21.94%          N/A              -12.13%
Alliance Technology - Class B                                                -30.55%          N/A              -10.96%
Credit Suisse - International Focus Portfolio                                -22.70%       -4.69%                0.39%
Credit Suisse - Small Cap Growth Portfolio                                   -16.64%        4.37%                9.20%
DFA - VA Small Value Portfolio                                                22.97%       13.54%               12.50%
DFA - VA Large Value Portfolio                                                -1.06%        3.61%               12.08%
DFA - VA International Value Portfolio                                       -16.49%       -0.28%                2.89%
DFA - VA International Small Portfolio                                       -11.76%       -0.25%               -3.67%
DFA - VA Short-Term Fixed Portfolio                                            4.71%        4.69%                4.66%
DFA - VA Global Bond Portfolio                                                 5.16%        4.65%                7.03%
Dreyfus - Core Bond Portfolio - Service Class                                  3.13%          N/A                6.72%
Dreyfus Socially Responsible Growth Fund - Service Class                       6.05%        6.53%               16.16%
Dreyfus VIF - Appreciation Portfolio - Service Class                         -10.23%       -0.70%               12.88%
Federated American Leaders Fund II                                            -4.93%        0.76%               12.31%
Federated High Income Bond Fund II                                             0.62%       -2.65%                4.00%
Federated Prime Money Fund II                                                  2.98%        4.02%                4.06%
Federated Fund for U.S. Government Securities II                               6.23%        4.90%                5.41%
Federated Utility Fund II                                                    -14.37%       -8.17%                4.80%
Montgomery Emerging Markets Fund                                              -7.66%        2.32%               -6.12%
Montgomery Growth Fund                                                       -21.35%       -5.23%                5.92%

Seligman Capital Portfolio - Class 2 Shares                                  -15.70%       11.38%               13.66%
Seligman Communications and Information Portfolio - Class 2 Shares             5.95%        7.37%               17.15%
Seligman Global Technology Portfolio - Class 2 Shares                        -21.76%        8.75%               14.40%
Stein Roe Small Company Growth Fund - Class A                                -10.70%        7.21%               10.63%
Strong International Stock Fund II                                           -22.72%       -4.83%               -3.83%
Strong Multi Cap Value Fund II                                                 3.34%        2.16%                2.02%
Vanguard - Equity Index Portfolio                                            -12.67%       -1.79%               12.42%
Vanguard - Mid-Cap Index Portfolio                                            -1.27%          N/A               13.30%
Vanguard - Short-Term Corporate Portfolio                                      7.05%          N/A                5.45%
Vanguard - REIT Index Portfolio                                               11.30%          N/A               11.05%
Vanguard - Total Bond Market Index Portfolio                                   7.49%        5.35%                6.75%
Wanger International Small Cap                                               -21.75%        7.94%               14.96%
Wanger U.S. Smaller Companies                                                 10.55%        7.75%               17.42%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .   quality of underlying investments;

     .   average maturity of underlying investments;

     .   type of instruments in which the Portfolio is invested;

     .   changes in interest rates and market value of underlying investments;

     .   changes in Portfolio expenses; and

     .   the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .   The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. (S)1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner's gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986 the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                           TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.


                       STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                  LEGAL MATTERS

The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners as of December 31, 2001, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2001, and 2000, and for each of the three years in the period ended December 31, 2001, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                                      THE ADVISOR'S EDGE SELECT
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                         Peoples Benefit Life Insurance Company
                                                             Separate Account V

                                                                             By

                                         Peoples Benefit Life Insurance Company

                                                                     Prospectus
                                                                    May 1, 2002

The Advisor's Edge Select Variable Annuity (the "Policy") provides a means of investing on a tax-deferred basis in 50 portfolios of underlying mutual funds (the "Portfolios") and a fixed account which offers interest at rates that are guaranteed by Peoples Benefit Life Insurance Company. The Policy is an individual variable annuity policy and is intended for retirement savings or other long-term investment purposes. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Policy provides a Right to Cancel period of at least 20 days (30 days or more in some instances) during which the Policy may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Policy and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Policy prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Policy is not available in all states.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Portfolios Associated with the Subaccounts:

  Aggressive Asset Allocation
  Alger Aggressive Growth
  American Century International
  Clarion Real Estate Securities
  Conservative Asset Allocation
  Dreyfus Small Cap Value
  Gabelli Global Growth
  GE U.S. Equity
  Great Companies--America/SM/
  Great Companies--Global/2/
  Great Companies--Technology/SM/
  J.P. Morgan Enhanced Index
  Janus Growth
  LKCM Strategic Total Return
  Moderate Asset Allocation
  Moderately Aggressive Asset Allocation
  PBHG Mid Cap Growth
  PIMCO Total Return
  Salomon All Cap
  Transamerica Equity
  Transamerica Growth Opportunities
  Transamerica Value Balanced
  Van Kampen Active International Allocation
  Van Kampen Emerging Growth

  Alliance Growth Portfolio--Class B
  Alliance Premier Growth Portfolio--Class B
  Alliance Technology Portfolio--Class B

  Credit Suisse--International Focus Portfolio
  Credit Suisse--Small Cap Growth Portfolio

  Dreyfus--Core Bond Portfolio--Service Class

  The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class

  Dreyfus VIF--Appreciation Portfolio--Service Class

  Federated American Leaders Fund II
  Federated High Income Bond Fund II
  Federated Prime Money Fund II
  Federated Fund for U.S. Government Securities II
  Federated Utility Fund II

  Montgomery Variable Series: Emerging Markets Fund

  Seligman Capital Portfolio--Class 2 Shares
  Seligman Communications and Information Portfolio--Class 2 Shares Seligman Global Technology Portfolio--Class 2 Shares

  Stein Roe Small Company Growth Fund, Variable Series--Class A

  Strong Multi Cap Value Fund II

  Vanguard--Equity Index Portfolio
  Vanguard--Mid-Cap Index Portfolio
  Vanguard--REIT Index Portfolio
  Vanguard--Short-Term Corporate Portfolio
  Vanguard--Total Bond Market Index Portfolio

  Wanger U.S. Smaller Companies
  Wanger International Small Cap

 Contents


 2   Cross Reference to Definitions
 3   Summary
10   Fee Table
13   Example
23   The Annuity Policy
24   Annuity Payments
28   Purchase
31   Investment Options
37   Expenses


39   Taxes
43   Access to Your Money
52   Performance
54   Death Benefit
57   Other Information
61   Table of Contents of Statement of Additional
     Information
A-1  Appendix A (Condensed Financial
     Information)
B-1  Appendix B



CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Policy where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.


Accumulation Phase.......................................................     23

Adjusted Policy Value....................................................     43

Annuity Commencement Date................................................     24

Annuity Payment Options..................................................     24

Business Day.............................................................     28

Cash Value...............................................................     43

Excess Interest Adjustment...............................................     44

Guaranteed Period Options................................................     23

Income Phase.............................................................     23

Initial Premium Payment..................................................     28

Net Premium Payment......................................................     29

Policy...................................................................     23

Policy Anniversary.......................................................     29

Policy Date..............................................................     29

Policy Owner.............................................................     58

Policy Value............................................................. 30, 43

Policy Year..............................................................     29

Portfolios...............................................................     31

Premium Payment..........................................................     29

Qualified Policy.........................................................     28

Right to Cancel Period...................................................     58

Tax Deferral.............................................................     40

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY POLICY

The Advisor's Edge Select Variable Annuity

Advisor's Edge Select is a flexible-premium multi-funded variable annuity offered by Peoples Benefit Life Insurance Company ("Peoples Benefit"). The Policy provides a means of investing on a tax-deferred basis in fifty Portfolios of the underlying funds and a fixed account offered by Peoples Benefit.


Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Policy provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty Portfolios and the fixed account available under the Policy. You can contribute additional amounts to the Policy and you can take withdrawals from the Policy during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.


The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Policy. See ANNUITY PAYMENTS, page 24, for more information about Annuity Payment Options.


2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Policy allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed). If you select a variable payment option, the dollar amount of your payments may go up or down, although under the Guaranteed Minimum Income Benefit and Initial Payment Guarantee, Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders.

3. PURCHASE

You can buy the Policy with a minimum investment of $10,000 for Non-Qualified Policies and $1,000 for Qualified Policies. You can add $500 or more to Non-Qualified Policies and $25 or more to Qualified Policies at any time during the Accumulation Phase. Your Policy may not exceed $1,000,000 in total Premium Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Policy, your Premium Payments are deposited into the Peoples Benefit Life Insurance Company Separate Account V (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Policy Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the thirteen Funds' prospectuses and to the fixed account. The fixed account offers an interest rate that Peoples Benefit guarantees. All of the following Subaccounts listed below are not available for investing by Owners of Policies issued with policy number AV375. For more information contact your advisor.

AEGON/Transamerica Series Fund, Inc.
Subadvised by AEGON/Transamerica Fund Advisors, Inc.
    Aggressive Asset Allocation
    Conservative Asset Allocation
    Moderate Asset Allocation
    Moderately Aggressive Asset Allocation
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
    American Century International
Subadvised by Clarion CRA Securities, LP
    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities
Subadvised by The Dreyfus Corporation

    Dreyfus Small Cap Value(/2/)

Subadvised by Gabelli Asset Management, Inc.
    Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
    GE U.S. Equity

Subadvised by Great Companies, L.L.C.(/1/)


    Great Companies--America/SM/


    Great Companies--Global/2/


    Great Companies--Technology/SM/

Subadvised by J.P. Morgan Investment Management, Inc.

    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/2/)

Subadvised by Janus Capital Corporation
    Janus Growth
Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total
Subadvised by Pilgrim Baxter & Associates, Ltd.

    PBHG Mid Cap Growth, formerly Pilgrim Baxter Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

    PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.
    Salomon All Cap
Subadvised by Transamerica Investment Management, LLC

    Transamerica Equity, formerly Transamerica Growth(/3/)

    Transamerica Growth Opportunities, formerly Transamerica Small
    Company(/3/)

    Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management

    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/2/)

Subadvised by Van Kampen Asset Management Inc.
    Van Kampen Emerging Growth

(1) The underlying portfolios are currently unavailable. They will be offered as investment option on or about July 1, 2002.


(2) As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc.


(3) As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc.


Alliance Variable Products Series Fund, Inc.--Class B
Advised by Alliance Capital Management L.P.
    Alliance Growth Portfolio
    Alliance Premier Growth Portfolio
    Alliance Technology Portfolio

Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

Advised by Credit Suisse Asset Management

    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio, formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio


Dreyfus Investment Portfolios--Service Class
Advised by The Dreyfus Corporation
    Dreyfus--Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class
Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund--Service Class
Advised by The Dreyfus Corporation
    Dreyfus VIF--Appreciation Bond Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Fund for U.S. Government Securities II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC



    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")


Seligman Portfolios, Inc.--Class 2 Shares
Advised by J. & W. Seligman & Co. Incorporated
    Seligman Capital Portfolio
    Seligman Communications and Information Portfolio
    Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
    Short-Term Corporate Portfolio
    Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
    Equity Index Portfolio
    Mid-Cap Index Portfolio
    REIT Index Portfolio

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap

    Wanger International Small Cap

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Premium Payments.

No surrender charge applies to withdrawals. Full surrenders, partial withdrawals, and transfers from a Guaranteed Period Option of the fixed account may be subject to an Excess Interest Adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an Annuity Payment Option from a Guaranteed Period Option of the fixed account.

Peoples Benefit will deduct mortality and expense risk fees and administrative charges at an annual rate of either 1.45%, 1.50% or 1.60% per year from the assets in each Subaccount (depending on the death benefit you select).

On each Policy Anniversary and at the time of surrender during any Policy Year before the Annuity Commencement Date, we reserve the right to assess a service charge of up to $30 for policy administration expenses. The Service Charge will not be deducted on a Policy Anniversary or at the time of surrender if, at either of these times, (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

If you elect the Guaranteed Minimum Income Benefit option, there is an annual fee during the accumulation phase of 0.45% of the minimum income base. If you receive annuity payments under the rider, then during the income phase, there is a guaranteed payment fee at an annual rate of 1.25% of the daily net asset value in the separate account.

If you elect the Additional Death Benefit option, there is an annual fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Benefit--Extra option, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively.


If you elect the Initial Payment Guarantee when you annuitize, there is a fee equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

6. TAXES

In general, you are not taxed on earnings on your investment in the Policy until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Policy. For Annuity Payments, payments come partially from earnings and partially from your investment. You are taxed only on the earnings portion of each Annuity Payment. If you receive money from the Policy before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Policy at any time during the Accumulation Phase. Each withdrawal you make must be at least $500. If you have a Policy Value in the fixed account, you may take up to 10% free of Excess Interest Adjustments. Amounts withdrawn in excess of the 10% free amount, may be subject to Excess Interest Adjustments.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Policy. For investments in the Subaccounts, you bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, Peoples Benefit may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission ("SEC"), as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If you are both the owner and the annuitant and you die before the Income Phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

You may choose one of the following guaranteed minimum death benefits:

.. Return of Premium--available if the owner or annuitant is age 0 to 85 on the Policy Date

.. 6 Year Step-Up To Age 81--available if the owner or annuitant is age 0 to 75 on the Policy Date

.. Double Enhanced Death Benefit--available if the owner or annuitant is age 0 to 79 on the Policy Date

If the guaranteed minimum death benefit is not available because of the age of the owner or annuitant, the death benefit will be the greater of the Policy Value or the Cash Value as of the date of death.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

10. OTHER INFORMATION

Additional Features

This Policy has additional features that might interest you. These features are not available in all states and may not be suitable for your particular situation. These include the following:

.. You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your Policy is in the Accumulation Phase. This feature is referred to as the "systematic payout option." Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

..  You can elect an optional rider that guarantees you a minimum income base.
   This feature is called the "Guarantee Minimum Income Benefit ("GMIB"). There is an extra charge for this rider.

.. You can elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the "Additional Death Benefit" ("ADB") and Additional Death Benefit--Extra ("ADB-Extra"). There is an extra charge for these riders.

.. You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than 80% of the initial variable annuity payment. This feature is called the "Initial Payment Guarantee". There is an extra charge for this rider.

.. Under certain medically related circumstances, we will allow you to surrender or partially withdraw your Policy Value without an Excess Interest Adjustment. This feature is called the "Nursing Care and Terminal Condition Withdrawal Option."

.. Under certain unemployment circumstances, you may withdraw all or a portion of the Policy Value free of Excess Interest Adjustments. This feature is called the "Unemployment Waiver."

..  You may make transfers and/or change the allocation of additional Premium
   Payments by telephone.

.. You can arrange to have a certain amount of money (at least $500) automatically transferred from the fixed account or the Federated Prime Money Fund II either monthly or quarterly, into your choice of Subaccounts. This feature is called "Dollar Cost Averaging."

These features are not available in all states, may vary by state, and may not be suitable for your particular situation.

Right to Cancel Period

The Policy provides for a Right to Cancel Period of 20 days (30 or more days in some instances as specified in your Policy) plus a 5-day period to allow for mail delivery. The amount of the refund will generally be the Policy Value. No fees or charges will be deducted from the Policy Value (except separate account charges that are included in the Policy Value calculation. See page 30.) Premium Payments (with no fees or charges deducted) will be returned in states that require this for cancellations during the Right to Cancel Period. You bear the risk of any decline in Policy Value during the Right to Cancel Period. To cancel your investment, please return your Policy to us or to the agent from whom you purchased the Policy.


Peoples Benefit Life Insurance Company

Peoples Benefit Life Insurance Company is a life insurance company incorporated under Iowa law. It is principally engaged in offering life insurance and annuity policies.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account is a unit investment trust registered with the SEC and operating under Iowa law. The Separate Account has fifty Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds.


Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 57.


11. INQUIRIES AND POLICY AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge Select variable annuity, call or write: Peoples Benefit Life Insurance Company, Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Policy, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 6 p.m. Eastern time. Please have ready the Policy number and the Policy Owner's name when you call. As Policy Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly and annual statements.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Policy Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Policy. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Policy costs and expenses, see EXPENSES, page 37.


Policy Owner Transaction Expenses
Sales Load Imposed on Premiums..................................... None
Contingent Deferred Sales Load (surrender charge).................. None(/5/)
                                                                    ----
Exchange Fees......................................................  $10(/1/)
Optional Rider Fees:
 Guaranteed Minimum Income Benefit Fee(/4/)........................ 0.45%
 Additional Death Benefit Fee(/6/)................................. 0.25%
 Additional Death Benefit--Extra Fee(/7/).......................... 0.60%

Annual Policy Service Charge.......................................  $30(/2/)

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Fee..................................... 1.45%
Administrative Charge.............................................. 0.15%
                                                                    ----
Total Annual Separate Account Expenses............................. 1.60%(/3/)

(/1/)Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for each Transfer in excess of 12 per Policy Year.

(/2/)Peoples Benefit does not currently charge an Annual Policy Service
     Charge, but reserves the right to assess a service charge up to $30 for policy administration expenses. If the Company assesses a Service Charge, it will not be deducted on a Policy if (1) the sum of all Premium Payments less the sum of all withdrawals taken is at least $50,000; (2) the Policy Value equals or exceeds $50,000, or (3) the Policy is a Qualified Policy.

(/3/)Total Annual Separate Account Expenses shown (1.45%) applies to the
     Double Enhanced Death Benefit option. This reflects a fee that is 0. 10% and 0.15% per year higher than the 1.35% and 1.30% corresponding fees for the 6 Year Step-Up Death Benefit and Return of Premium Death Benefit options, respectively.

(/4/)The annual rider fee is 0.45% of the minimum income base and is deducted on the rider anniversary only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted. See
     Section 5, "Expenses."


(/5/)If you select the Life With Emergency CashSM annuity payment option, you will be subject to a surrender charge after the Annuity Commencement Date. See Section 5, "Expenses."


(/6/)The annual rider fee is 0.25% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, "Expenses."


(/7/)The annual rider fee is 0.60% of the Policy Value and is deducted on the rider anniversary date. The prorated fee will be charged upon termination. See Section 5, "Expenses."

Portfolio Annual Expenses(/1/)


Except as indicated, the figures below are based on expenses for fiscal year 2001 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).


                                           Management                   Total
                                              and              Rule   Portfolio
                                            Advisory   Other   12b-1   Annual
                                            Expenses  Expenses  Fee   Expenses
                                           ---------- -------- -----  ---------
Aggressive Asset Allocation(/2/)(/6/)....    0.10%     1.22%    --      1.32%
Alger Aggressive Growth..................    0.80%     0.17%    --      0.97%
American Century International...........    1.00%     0.50%    --      1.50%
Clarion Real Estate Securities...........    0.80%     0.20%    --      1.00%
Conservative Asset Allocation(/2/)(/6/)..    0.10%     1.26%    --      1.36%
Dreyfus Small Cap Value..................    0.80%     0.11%    --      0.91%
Gabelli Global Growth....................    1.00%     0.20%    --      1.20%
GE U.S. Equity...........................    0.80%     0.14%    --      0.94%
Great Companies--America/SM/.............    0.80%     0.09%    --      0.89%
Great Companies--Global/2/...............    0.80%     0.20%    --      1.00%
Great Companies--Technology/SM/..........    0.80%     0.19%    --      0.99%
J.P. Morgan Enhanced Index...............    0.75%     0.12%    --      0.87%
Janus Global(/3/)........................    0.80%     0.15%    --      0.95%
Janus Growth.............................    0.80%     0.09%    --      0.89%
Moderate Asset Allocation(/2/)(/6/)......    0.10%     1.25%    --      1.35%
Moderately Aggressive Asset
 Allocation(/2/)(/6/)....................    0.10%     1.23%    --      1.33%
LKCM Strategic Total Return..............    0.80%     0.09%    --      0.89%
PBHG Mid Cap Growth......................    0.87%     0.13%    --      1.00%
PIMCO Total Return(/2/)..................    0.70%     0.50%    --      1.20%
Salomon All Cap..........................    0.85%     0.15%    --      1.00%
Transamerica Equity......................    0.75%     0.10%    --      0.85%
Transamerica Growth Opportunities........    0.85%     0.35%    --      1.20%
Transamerica Value Balanced..............    0.75%     0.11%    --      0.86%
Van Kampen Active International
 Allocation..............................    0.90%     0.11%    --      1.01%
Van Kampen Emerging Growth...............    0.80%     0.12%    --      0.92%
Alliance Growth Portfolio--Class B.......    0.75%     0.11%   0.25%    1.11%
Alliance Premier Growth Portfolio--Class
 B.......................................    1.00%     0.04%   0.25%    1.29%
Alliance Technology Portfolio--Class B...    1.00%     0.08%   0.25%    1.33%
Credit Suisse--International Focus
 Portfolio(/7/)..........................    1.00%     0.30%    --      1.30%
Credit Suisse--Small Cap Growth
 Portfolio(/7/)..........................    0.90%     0.22%    --      1.12%
Dreyfus--Core Bond Portfolio--Service
 Class(/5/)..............................    0.43%     0.30%   0.07%    0.80%
Dreyfus Socially Responsible Growth
 Fund--Service Class.....................    0.75%     0.09%   0.25%    1.09%
Dreyfus VIF--Appreciation Portfolio--
 Service Class...........................    0.75%     0.10%   0.25%    1.10%
Federated American Leaders Fund II(/8/)..    0.75%     0.12%    --      0.87%
Federated High Income Bond Fund II(/8/)..    0.60%     0.16%    --      0.76%
Federated Prime Money Fund II(/8/).......    0.50%     0.16%    --      0.66%
Federated Fund for U.S. Government
 Securities II(/8/)......................    0.60%     0.14%    --      0.74%
Federated Utility Fund II(/8/)...........    0.75%     0.17%    --      0.92%
Montgomery Growth Fund(/11/).............    0.65%     0.63%    --      1.28%
Montgomery Emerging Markets Fund.........    1.25%     0.42%    --      1.67%
Seligman Capital Portfolio--Class 2
 Shares(/12/)............................    0.40%     0.20%   0.25%    0.85%
Seligman Communication and Information
 Portfolio--Class 2 Shares...............    0.75%     0.18%   0.25%    1.18%
Seligman Global Technology Portfolio--
 Class 2 Shares(/13/)....................    1.00%     0.40%   0.14%    1.54%
Stein Roe Small Company Growth Fund--
 Class A(/4/)............................    0.65%     0.15%    --      0.80%
Strong International Stock Fund II(/9/)..    1.00%     0.03%    --      1.03%

                                            Management                  Total
                                               and              Rule  Portfolio
                                             Advisory   Other   12b-1  Annual
                                             Expenses  Expenses  Fee  Expenses
                                            ---------- -------- ----- ---------
Strong Multi Cap Value Fund II(/10/)......    0.75%     0.45%    --     1.20%
Vanguard--Equity Index Portfolio..........    0.16%     0.02%    --     0.18%
Vanguard--Mid-Cap Index Portfolio.........    0.24%     0.06%    --     0.30%
Vanguard--Short-Term Corporate Portfolio..    0.16%     0.05%    --     0.21%
Vanguard--Total Bond Market Index
 Portfolio................................    0.19%     0.03%    --     0.22%
Wanger U.S. Smaller Companies.............    0.94%     0.05%    --     0.99%
Wanger International Small Cap............    1.24%     0.19%    --     1.43%


/1./The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.


/2./Because the portfolio commenced operations on or about May 1, 2002, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimated.


/3./Effective September 1, 2000, the Janus Global subaccount was closed to new investors.


/4./The advisor has voluntarily agreed to reimburse all expenses including management fees so that total expenses of the Fund (excluding interest, taxes, 12b-1, brokerage and extraordinary expenses) do not exceed 0.80% of average net assets. Prior to reimbursement "Total Portfolios Annual Expenses" would have been 0.84%.


/5./Total Portfolio Annual Expenses shown are net of any fee waiver and/or expense reimbursement. Without such waivers or reimbursement of expenses, the Management and Advisory Expenses, Other Expenses, 12b-1 Fee, and Total Portfolio Annual Expenses would have been: 0.60%, 0.30%, 0.25% and 1.27%.


/6./This portfolio is a "fund of Funds" since it invests in other mutual fund portfolios. The fees and expenses shown in the table for this portfolio are in addition to the fees and expenses of the mutual fund portfolios that this portfolio invests in. The range of the total expenses of this portfolio, including the expenses of the funds that it invests in, is expected to be: 2.35% to 3:00%, Aggressive Asset Allocation; 2.26% to 2.91%, Conservative Asset Allocation; 2.29% to 2.94%, Moderate Asset Allocation; and 2.33% to 2.98%, Moderately Aggressive Asset Allocation.


/7./Management and Advisory Expenses, Other Expenses, and Total Portfolio
    Annual Expenses are based on actual expenses for the fiscal year ended December 31, 2001. Transfer agency offsets reduced Other Expenses by less than 0.01% for each fund.


/8./Total Portfolio Annual Expenses in the Fee Table includes a waiver by the shareholder services provider. Without such waiver, Total Portfolio Annual Expenses would have been: 1.12% for Federated American Leaders Fund II, 1.01% for Federated High Income Bond Fund II, 0.91% for Federated Prime Money Fund II, 0.99% for Federated Fund for U.S. Government Securities II and 1.17% for Federated Utility Fund II.


/9./Investment Adviser is currently absorbing expenses of 0.43%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.46%.


/10./Investment Adviser is currently absorbing expenses of 0.14%. Without these absorptions, the Total Portfolio Annual Expenses would have been 1.34%.


/11./Total Portfolio Annual Expenses in the Fee Table include certain fee waivers. The Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses without certain fee waivers are 1.65%, 1.58% and 3.23% respectively.


/12./Effective November 16, 2001, the Adviser voluntarily agreed to reimburse expenses of the Seligman Capital Portfolio, other than management and 12b-1 fees, which exceed 0.40%. Prior to that, Other Expenses in excess of 0.20% were reimbursed. Without reimbursement, Other Expenses and Total Portfolio Annual Expenses would have been 0.29% and 0.94%, respectively.


/13./The Adviser voluntarily agreed to reimburse expenses of the Seligman
     Global Technology Portfolio, other than management and 12b-1 fees, which exceed 0.40%. Without reimbursement, Other Expenses and Total Portfolio Annual Expenses would have been 0.61% and 1.75%, respectively.

EXAMPLE TABLE A

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming no optional riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options.

A=Double Enhanced Death Benefit Option (1.45%)
B=Return of Premium Death Benefit Option (1.30%)
C=6 Year Step-Up To Age 81 Death Benefit Option (1.35%)



                                    ------------------------
                                       1     3     5    10
                                      Year Years Years Years
------------------------------------------------------------
  Aggressive Asset Allocation     A    30   90    154   324
                                ----------------------------
                                  B    28   86    146   310
                                ----------------------------
                                  C    29   87    149   315
------------------------------------------------------------
  Alger Aggressive Growth         A    26   80    137   290
                                ----------------------------
                                  B    25   75    129   276
                                ----------------------------
                                  C    25   77    132   281
------------------------------------------------------------
  American Century International  A    31   96    163   341
                                ----------------------------
                                  B    30   91    155   327
                                ----------------------------
                                  C    30   93    158   332
------------------------------------------------------------
  Clarion Real Estate Securities  A    26   81    138   293
                                ----------------------------
                                  B    25   76    131   279
                                ----------------------------
                                  C    25   78    133   284
------------------------------------------------------------
  Conservative Asset Allocation   A    30   92    156   328
                                ----------------------------
                                  B    28   87    148   314
                                ----------------------------
                                  C    29   89    151   319
------------------------------------------------------------
  Dreyfus Small Cap Value         A    25   78    134   285
                                ----------------------------
                                  B    24   74    126   270
                                ----------------------------
                                  C    24   75    129   275
------------------------------------------------------------
  Gabelli Global Growth           A    28   87    148   313
                                ----------------------------
                                  B    27   82    141   298
                                ----------------------------
                                  C    27   84    143   303
------------------------------------------------------------
  GE U.S. Equity                  A    26   79    135   288
                                ----------------------------
                                  B    24   75    128   273
                                ----------------------------
                                  C    25   76    130   278
------------------------------------------------------------


                                              ------------------------
                                               1     3     5    10
                                              Year Years Years Years
----------------------------------------------------------------------
  Great Companies--America/SM/              A    25   78    133   283
                                          ----------------------------
                                            B    24   73    125   268
                                          ----------------------------
                                            C    24   75    128   273
----------------------------------------------------------------------
  Great Companies--Global/2/                A    26   81    138   293
                                          ----------------------------
                                            B    25   76    131   279
                                          ----------------------------
                                            C    25   78    133   284
----------------------------------------------------------------------
  Great Companies--Technology/SM/           A    26   81    138   292
                                          ----------------------------
                                            B    25   76    130   278
                                          ----------------------------
                                            C    25   78    133   283
----------------------------------------------------------------------
  J.P. Morgan Enhanced Index                A    25   77    132   281
                                          ----------------------------
                                            B    24   72    124   266
                                          ----------------------------
                                            C    24   74    127   271
----------------------------------------------------------------------
  Janus Global                              A    26   79    136   289
                                          ----------------------------
                                            B    24   75    128   274
                                          ----------------------------
                                            C    25   76    131   279
----------------------------------------------------------------------
  Janus Growth                              A    25   78    133   283
                                          ----------------------------
                                            B    24   73    125   268
                                          ----------------------------
                                            C    24   75    128   273
----------------------------------------------------------------------
  Moderate Asset Allocation                 A    30    91   155   327
                                          ----------------------------
                                            B    28    87   148   313
                                          ----------------------------
                                            C    29    88   150   318
----------------------------------------------------------------------
  Moderately Aggressive Asset Allocation    A    30    91   154   325
                                          ----------------------------
                                            B    28    86   147   311
                                          ----------------------------
                                            C    29    88   149   316
----------------------------------------------------------------------
  LKCM Strategic Total Return               A    25    78   133   283
                                          ----------------------------
                                            B    24    73   125   268
                                          ----------------------------
                                            C    24    75   128   273
----------------------------------------------------------------------
  PBHG Mid Cap Growth                       A    26    81   138   293
                                          ----------------------------
                                            B    25    76   131   279
                                          ----------------------------
                                            C    25    78   133   284
----------------------------------------------------------------------
  PIMCO Total Return                        A    28    87   148   313
                                          ----------------------------
                                            B    27    82   141   298
                                          ----------------------------
                                            C    27    84   143   303
----------------------------------------------------------------------


                                                --------------------------
                                                     1     3     5    10
                                                    Year Years Years Years
--------------------------------------------------------------------------
  Salomon All Cap                                 A  26    81   138   293
                                                --------------------------
                                                  B  25    76   131   279
                                                --------------------------
                                                  C  25    78   133   284
--------------------------------------------------------------------------
  Transamerica Equity                             A  25    76   131   279
                                                --------------------------
                                                  B  23    72   123   264
                                                --------------------------
                                                  C  24    73   126   269
--------------------------------------------------------------------------
  Transamerica Growth Opportunities               A  28    87   148   313
                                                --------------------------
                                                  B  27    82   141   298
                                                --------------------------
                                                  C  27    84   143   303
--------------------------------------------------------------------------
  Transamerica Value Balanced                     A  25    77   131   280
                                                --------------------------
                                                  B  23    72   124   265
                                                --------------------------
                                                  C  24    74   126   270
--------------------------------------------------------------------------
  Van Kampen Active International Allocation      A  26    81   139   294
                                                --------------------------
                                                  B  25    77   131   280
                                                --------------------------
                                                  C  25    78   134   285
--------------------------------------------------------------------------
  Van Kampen Emerging Growth                      A  26    78   134   286
                                                --------------------------
                                                  B  24    74   127   271
                                                --------------------------
                                                  C  25    75   129   276
--------------------------------------------------------------------------
  Alliance Growth Portfolio--Class B              A  27    84   143   304
                                                --------------------------
                                                  B  26    80   136   290
                                                --------------------------
                                                  C  26    81   139   294
--------------------------------------------------------------------------
  Alliance Premier Growth Portfolio--Class B      A  29    89   152   321
                                                --------------------------
                                                  B  28    85   145   307
                                                --------------------------
                                                  C  28    87   147   312
--------------------------------------------------------------------------
  Alliance Technology Portfolio--Class B          A  30    91   154   325
                                                --------------------------
                                                  B  28    86   147   311
                                                --------------------------
                                                  C  29    88   149   316
--------------------------------------------------------------------------
  Credit Suisse--International Focus Portfolio    A  29    90   153   322
                                                --------------------------
                                                  B  28    85   145   308
                                                --------------------------
                                                  C  28    87   148   313
--------------------------------------------------------------------------
  Credit Suisse--Small Cap Growth Portfolio       A  28    84   144   305
                                                --------------------------
                                                  B  26    80   137   290
                                                --------------------------
                                                  C  27    81   139   295
--------------------------------------------------------------------------


                                                           ------------------------
                                                             1     3     5    10
                                                            Year Years Years Years
-----------------------------------------------------------------------------------
  Dreyfus--Core Bond Portfolio--Service Class            A    24    75   128   274
                                                       ----------------------------
                                                         B    23    70   120   258
                                                       ----------------------------
                                                         C    23    72   123   264
-----------------------------------------------------------------------------------
  Dreyfus Socially Responsible Growth Fund--Service
   Class                                                 A    27    84   142   302
                                                       ----------------------------
                                                         B    26    79   135   288
                                                       ----------------------------
                                                         C    26    81   138   292
-----------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation Portfolio--Service
   Class                                                 A    27    84   143   303
                                                       ----------------------------
                                                         B    26    79   136   289
                                                       ----------------------------
                                                         C    26    81   138   293
-----------------------------------------------------------------------------------
  Federated American Leaders Fund II                     A    25    77   132   281
                                                       ----------------------------
                                                         B    24    72   124   266
                                                       ----------------------------
                                                         C    24    74   127   271
-----------------------------------------------------------------------------------
  Federated High Income Bond Fund II                     A    24    74   126   270
                                                       ----------------------------
                                                         B    22    69   118   254
                                                       ----------------------------
                                                         C    23    71   121   260
-----------------------------------------------------------------------------------
  Federated Prime Money Fund II                          A    23    71   121   260
                                                       ----------------------------
                                                         B    21    66   113   244
                                                       ----------------------------
                                                         C    22    68   116   249
-----------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II       A    24    73   125   268
                                                       ----------------------------
                                                         B    22    69   117   252
                                                       ----------------------------
                                                         C    23    70   120   257
-----------------------------------------------------------------------------------
  Federated Utility Fund II                              A    26    78   134   286
                                                       ----------------------------
                                                         B    24    74   127   271
                                                       ----------------------------
                                                         C    25    75   129   276
-----------------------------------------------------------------------------------
  Montgomery Growth Fund                                 A    29    89   152   320
                                                       ----------------------------
                                                         B    28    85   144   306
                                                       ----------------------------
                                                         C    28    86   147   311
-----------------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                       A    33   101   171   357
                                                       ----------------------------
                                                         B    31    96   164   343
                                                       ----------------------------
                                                         C    32    98   166   348
-----------------------------------------------------------------------------------
  Seligman Capital Portfolio--Class 2 Shares             A    25    76   131   279
                                                       ----------------------------
                                                         B    23    72   123   264
                                                       ----------------------------
                                                         C    24    73   126   269
-----------------------------------------------------------------------------------


                                               ----------------------------
                                                      1     3     5    10
                                                     Year Years Years Years
---------------------------------------------------------------------------
  Seligman Communications and Information
   Portfolio--
   Class 2 Shares                                A    28   86    147   311
                                               ----------------------------
                                                 B    27   82    140   296
                                               ----------------------------
                                                 C    27   83    142   301
---------------------------------------------------------------------------
  Seligman Global Technology Portfolio--Class 2
   Shares                                        A    32   97    164   345
                                               ----------------------------
                                                 B    30   92    157   331
                                               ----------------------------
                                                 C    31   94    160   336
---------------------------------------------------------------------------
  Stein Roe Small Company Growth Fund--Class A   A    24   75    128   274
                                               ----------------------------
                                                 B    23   70    120   258
                                               ----------------------------
                                                 C    23   72    123   264
---------------------------------------------------------------------------
  Strong International Stock Fund II             A    27   82    140   296
                                               ----------------------------
                                                 B    25   77    132   282
                                               ----------------------------
                                                 C    26   79    135   287
---------------------------------------------------------------------------
  Strong Multi Cap Value Fund II                 A    28   87    148   313
                                               ----------------------------
                                                 B    27   82    141   298
                                               ----------------------------
                                                 C    27   84    143   303
---------------------------------------------------------------------------
  Vanguard--Equity Index Portfolio               A    18   56    96    209
                                               ----------------------------
                                                 B    17   51    89    193
                                               ----------------------------
                                                 C    17   53    91    199
---------------------------------------------------------------------------
  Vanguard--Mid-Cap Index Portfolio              A    19   60    103   222
                                               ----------------------------
                                                 B    18   55    95    206
                                               ----------------------------
                                                 C    18   57    97    212
---------------------------------------------------------------------------
  Vanguard--Short-Term Corporate Portfolio       A    18   57    98    213
                                               ----------------------------
                                                 B    17   52    90    197
                                               ----------------------------
                                                 C    17   54    93    202
---------------------------------------------------------------------------
  Vanguard--Total Bond Market Index Portfolio    A    18   57    99    214
                                               ----------------------------
                                                 B    17   53    91    198
                                               ----------------------------
                                                 C    17   54    93    203
---------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  A    26   81    138   292
                                               ----------------------------
                                                 B    25   76    130   278
                                               ----------------------------
                                                 C    25   78    133   283
---------------------------------------------------------------------------
  Wanger International Small Cap                 A    31   94    159   335
                                               ----------------------------
                                                 B    29   89    152   320
                                               ----------------------------
                                                 C    30   91    154   325
---------------------------------------------------------------------------

EXAMPLE TABLE B

The following example illustrates the expenses that you would incur on a $1,000 Premium Payment over various periods, assuming (1) a 5% annual rate of return, (2) full surrender at the end of each period, and (3) assuming the GMIB and ADB-Extra riders have been selected. The examples assume that current fee waivers and expense reimbursement arrangements for the funds continue for the periods shown. As noted in the Fee Table, the Policy imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Policy or withdraw the entire value of your Policy at the end of the applicable period as a lump sum or under one of the Policy's Annuity Payment Options. The expenses reflect different mortality and expense risk fees depending on which death benefit you select:

A=Double Enhanced Death Benefit Option (0.60%)
B=Return of Premium Death Benefit Option (0.45%)
C=6 Year Step-Up To Age 81 Death Benefit Option (0.50%)


                                ----------------------------
                                       1     3     5    10
                                      Year Years Years Years
------------------------------------------------------------
  Aggressive Asset Allocation     A    35   107   182   383
                                ----------------------------
                                  B    34   103   175   370
                                ----------------------------
                                  C    34   104   178   374
------------------------------------------------------------
  Alger Aggressive Growth         A    32   97    166   351
                                ----------------------------
                                  B    30   93    158   337
                                ----------------------------
                                  C    31   94    161   342
------------------------------------------------------------
  American Century International  A    37   113   191   399
                                ----------------------------
                                  B    35   108   184   386
                                ----------------------------
                                  C    36   110   186   390
------------------------------------------------------------
  Clarion Real Estate Securities  A    32   98    167   354
                                ----------------------------
                                  B    30   94    160   340
                                ----------------------------
                                  C    31   95    162   344
------------------------------------------------------------
  Conservative Asset Allocation   A    36   109   184   387
                                ----------------------------
                                  B    34   104   177   373
                                ----------------------------
                                  C    35   106   180   378
------------------------------------------------------------
  Dreyfus Small Cap Value         A    31   95    163   345
                                ----------------------------
                                  B    30   91    155   331
                                ----------------------------
                                  C    30   92    158   336
------------------------------------------------------------
  Gabelli Global Growth           A    34   104   177   372
                                ----------------------------
                                  B    32   99    169   358
                                ----------------------------
                                  C    33   101   172   363
------------------------------------------------------------
  GE U.S. Equity                  A    31   96    164   348
                                ----------------------------
                                  B    30   92    157   334
                                ----------------------------
                                  C    30   93    159   339
------------------------------------------------------------


                                        ----------------------------
                                               1     3     5    10
                                              Year Years Years Years
--------------------------------------------------------------------
  Great Companies--America/SM/            A    31   95    162   343
                                        ----------------------------
                                          B    29   90    154   329
                                        ----------------------------
                                          C    30   92    157   334
--------------------------------------------------------------------
  Great Companies--Global/2/              A    32   98    167   354
                                        ----------------------------
                                          B    30   94    160   340
                                        ----------------------------
                                          C    31   95    162   344
--------------------------------------------------------------------
  Great Companies--Technology/SM/         A    32   98    167   353
                                        ----------------------------
                                          B    30   93    159   339
                                        ----------------------------
                                          C    31   95    162   343
--------------------------------------------------------------------
  J.P. Morgan Enhanced Index              A    31   94    161   342
                                        ----------------------------
                                          B    29   90    153   327
                                        ----------------------------
                                          C    30   91    156   332
--------------------------------------------------------------------
  Janus Global                            A    31   97    165   349
                                        ----------------------------
                                          B    30   92    157   335
                                        ----------------------------
                                          C    30   94    160   340
--------------------------------------------------------------------
  Janus Growth                            A    31   95    162   343
                                        ----------------------------
                                          B    29   90    154   329
                                        ----------------------------
                                          C    30   92    157   334
--------------------------------------------------------------------
  Moderate Asset Allocation               A    35   108   184   386
                                        ----------------------------
                                          B    34   104   177   372
                                        ----------------------------
                                          C    34   105   179   377
--------------------------------------------------------------------
  Moderately Aggressive Asset Allocation  A    35   108   183   384
                                        ----------------------------
                                          B    34   103   176   370
                                        ----------------------------
                                          C    34   105   178   375
--------------------------------------------------------------------
  LKCM Strategic Total Return             A    31   95    162   343
                                        ----------------------------
                                          B    29   90    154   329
                                        ----------------------------
                                          C    30   92    157   334
--------------------------------------------------------------------
  PBHG Mid Cap Growth                     A    32   98    167   354
                                        ----------------------------
                                          B    30   94    160   340
                                        ----------------------------
                                          C    31   95    162   344
--------------------------------------------------------------------
  PIMCO Total Return                      A    34   104   177   372
                                        ----------------------------
                                          B    32   99    169   358
                                        ----------------------------
                                          C    33   101   172   363
--------------------------------------------------------------------


                                              ----------------------------
                                                     1     3     5    10
                                                    Year Years Years Years
--------------------------------------------------------------------------
  Salomon All Cap                               A    32   98    167   354
                                              ----------------------------
                                                B    30   94    160   340
                                              ----------------------------
                                                C    31   95    162   344
--------------------------------------------------------------------------
  Transamerica Equity                           A    30   94    160   340
                                              ---------------------------
                                                B    29   89    152   325
                                              ----------------------------
                                                C    29   91    155   330
--------------------------------------------------------------------------
  Transamerica Growth Opportunities             A    34   104   177   372
                                              ----------------------------
                                                B    32   99    169   358
                                              ----------------------------
                                                C    33   101   172   363
--------------------------------------------------------------------------
  Transamerica Value Balanced                   A    31   94    160   341
                                              ----------------------------
                                                B    29   89    153   326
                                              ----------------------------
                                                C    30   91    155   331
--------------------------------------------------------------------------
  Van Kampen Active International Allocation    A    32   98    168   355
                                              ----------------------------
                                                B    31   94    160   341
                                              ----------------------------
                                                C    31   95    163   345
--------------------------------------------------------------------------
  Van Kampen Emerging Growth                    A    31   96    163   346
                                              ----------------------------
                                                B    30   91    156   332
                                              ----------------------------
                                                C    30   93    158   337
--------------------------------------------------------------------------
  Alliance Growth Portfolio--Class B            A    33   101   172   364
                                              ----------------------------
                                                B    32   97    165   350
                                              ----------------------------
                                                C    32   98    168   355
--------------------------------------------------------------------------
  Alliance Premier Growth Portfolio--Class B    A    35   107   181   380
                                              ----------------------------
                                                B    33   102   174   367
                                              ----------------------------
                                                C    34   104   176   371
--------------------------------------------------------------------------
  Alliance Technology Portfolio--Class B        A    35   108   183   384
                                              ----------------------------
                                                B    34   103   176   370
                                              ----------------------------
                                                C    34   105   178   375
--------------------------------------------------------------------------
  Credit Suisse--International Focus Portfolio  A    35   107   181   381
                                              ----------------------------
                                                B    33   102   174   368
                                              ----------------------------
                                                C    34   104   177   372
--------------------------------------------------------------------------
  Credit Suisse--Small Cap Growth Portfolio     A    33   102   173   365
                                              ----------------------------
                                                B    32   97    166   351
                                              ----------------------------
                                                C    32   99    168   356
--------------------------------------------------------------------------

                                                       ------------------------
                                                          1     3     5    10
                                                         Year Years Years Years
-------------------------------------------------------------------------------
  Dreyfus--Core Bond Portfolio--Service Class        A    30   92    157   335
                                                   ----------------------------
                                                     B    28   88    150   320
                                                   ----------------------------
                                                     C    29   89    152   325
-------------------------------------------------------------------------------
  Dreyfus Socially Responsible Growth Fund--Service
   Class                                             A    33   101   171   362
                                                   ----------------------------
                                                     B    31   96    164   348
                                                   ----------------------------
                                                     C    32   98    167   353
-------------------------------------------------------------------------------
  Dreyfus VIF--Appreciation Portfolio--Service
   Class                                             A    33   101   172   363
                                                   ----------------------------
                                                     B    31   97    165   349
                                                   ----------------------------
                                                     C    32   98    167   354
-------------------------------------------------------------------------------
  Federated American Leaders Fund II                 A    31   94    161   342
                                                   ----------------------------
                                                     B    29   90    153   327
                                                   ----------------------------
                                                     C    30   91    156   332
-------------------------------------------------------------------------------
  Federated High Income Bond Fund II                 A    30   91    155   331
                                                   ----------------------------
                                                     B    28   86    148   317
                                                   ----------------------------
                                                     C    29   88    150   321
-------------------------------------------------------------------------------
  Federated Prime Money Fund II                      A    29   88    150   321
                                                   ----------------------------
                                                     B    27   83    143   307
                                                   ----------------------------
                                                     C    28   85    145   312
-------------------------------------------------------------------------------
  Federated Fund for U.S. Government Securities II   A    29   80    154   329
                                                   ----------------------------
                                                     B    28   86    147   315
                                                   ----------------------------
                                                     C    28   87    149   319
-------------------------------------------------------------------------------
  Federated Utility Fund II                          A    31   96    163   346
                                                   ----------------------------
                                                     B    30   91    156   332
                                                   ----------------------------
                                                     C    30   93    158   337
-------------------------------------------------------------------------------
  Montgomery Growth Fund                             A    35   106   181   380
                                                   ----------------------------
                                                     B    33   102   173   366
                                                   ----------------------------
                                                     C    34   103   176   370
-------------------------------------------------------------------------------
  Montgomery Emerging Markets Fund                   A    39   118   199   414
                                                   ----------------------------
                                                     B    37   113   192   401
                                                   ----------------------------
                                                     C    38   115   194   405
-------------------------------------------------------------------------------
  Seligman Capital Portfolio--Class 2 Shares         A    30   94    160   340
                                                   ----------------------------
                                                     B    29   89    152   325
                                                   ----------------------------
                                                     C    29   91    155   330
-------------------------------------------------------------------------------


                                               ----------------------------
                                                      1     3     5    10
                                                     Year Years Years Years
---------------------------------------------------------------------------
  Seligman Communications and Information
   Portfolio--Class 2 Shares                     A    34   103   176   370
                                               ----------------------------
                                                 B    32   99    168   357
                                               ----------------------------
                                                 C    33   100   171   361
---------------------------------------------------------------------------
  Seligman Global Technology Portfolio--Class 2
   Shares                                        A    37   114   193   403
                                               ----------------------------
                                                 B    36   109   186   389
                                               ----------------------------
                                                 C    36   111   188   394
---------------------------------------------------------------------------
  Stein Roe Small Company Growth Fund--Class A   A    30   92    157   335
                                               ----------------------------
                                                 B    28   88    150   320
                                               ----------------------------
                                                 C    29   89    152   325
---------------------------------------------------------------------------
  Strong International Stock Fund II             A    32   99    168   357
                                               ----------------------------
                                                 B    31   94    161   342
                                               ----------------------------
                                                 C    31   96    164   347
---------------------------------------------------------------------------
  Strong Multi Cap Value Fund II                 A    34   104   177   372
                                               ----------------------------
                                                 B    32   99    169   358
                                               ----------------------------
                                                 C    33   101   172   363
---------------------------------------------------------------------------
  Vanguard--Equity Index Portfolio               A    24   73    126   274
                                               ----------------------------
                                                 B    22   69    119   258
                                               ----------------------------
                                                 C    23   70    121   263
---------------------------------------------------------------------------
  Vanguard--Mid-Cap Index Portfolio              A    25   77    132   286
                                               ----------------------------
                                                 B    23   73    125   271
                                               ----------------------------
                                                 C    24   74    127   276
---------------------------------------------------------------------------
  Vanguard--Short-Term Corporate Portfolio       A    24   74    128   277
                                               ----------------------------
                                                 B    23   70    120   261
                                               ----------------------------
                                                 C    23   71    123   266
---------------------------------------------------------------------------
  Vanguard--Total Bond Market Index Portfolio    A    24   75    128   278
                                               ----------------------------
                                                 B    23   70    121   262
                                               ----------------------------
                                                 C    23   72    123   267
---------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  A    32   98    167   353
                                               ----------------------------
                                                 B    30   93    159   339
                                               ----------------------------
                                                 C    31   95    162   343
---------------------------------------------------------------------------
  Wanger International Small Cap                 A    36   111   188   393
                                               ----------------------------
                                                 B    35   106   181   380
                                               ----------------------------
                                                 C    35   108   183   384


You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Policy.

                        CONDENSED FINANCIAL INFORMATION

Please note that Appendix A contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY POLICY

The Advisor's Edge Select variable annuity is a flexible-premium multi-funded variable annuity offered by Peoples Benefit. The Policy provides a means of investing on a tax-deferred basis in fifty Portfolios of the underlying mutual funds (the "Portfolios") and a fixed account. The fixed account offers interest rates that Peoples Benefit guarantees will not decrease during the selected guaranteed period. There may be a different interest rate for each different guaranteed period that you select. The Guaranteed Period Options are the various interest rate periods for the fixed account which Peoples Benefit may offer and into which Premium Payments may be paid or amounts transferred.

Who Should Invest

The Policy is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Policy is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Policy is unnecessary when the Policy is purchased to fund a qualified plan.

About the Policy

The Advisor's Edge Select variable annuity is a policy between you, the Policy Owner, and Peoples Benefit, the issuer of the Policy.

The Policy provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Policy and ends immediately before the Annuity Commencement Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Policy among the fifty available Portfolios and the fixed account. The Policy is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Policy is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you make withdrawals.


Other benefits available during the Accumulation Phase include the ability to:

.. Make transfers among your Subaccount choices at no charge and without current tax consequences. (See Transfers Among the Subaccounts and the Fixed Account, page 35.)


.. Withdraw all or part of your money with no surrender penalty charged by Peoples Benefit, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 44.)


Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Policy and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 24.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. However, if you annuitize under the GMIB or Initial Payment Guarantee, then Peoples Benefit will guarantee a minimum amount of your annuity payments. There is an extra charge for these riders. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Policy, money you have allocated to the Subaccounts is deposited into Peoples Benefit's Separate Account V. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to Peoples Benefit but are accounted for separately from Peoples Benefit's other assets and can be used only to satisfy its obligations to Policy Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Policy Owner, you exercise control over when the Income Phase begins by specifying an Annuity Commencement Date on the customer order form when you purchase the Policy. The Annuity Commencement Date is the date on which annuity payments begin. You may also change the Annuity Commencement Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and Peoples Benefit receives the request at least 30 days before the then-scheduled Annuity Commencement Date. Any Annuity Commencement Date you request must be at least 30 days from the day Peoples Benefit receives written notice of it. This date may be any date at least thirty days after the Policy Date and may not be later than the last day of the Policy month starting after the Annuitant attains age 85, except as expressly allowed by Peoples Benefit. In no event will this date be later than the last day of the month following the month in which the Annuitant attains age 95.

The Annuity Commencement Date for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The Policy provides five Annuity Payment Options that are described below. You may choose any combination of Annuity Payment Options. Peoples Benefit will use your Adjusted Policy Value to provide these annuity payments. The Adjusted Policy Value is the Policy Value increased or decreased by any applicable Excess Interest Adjustment. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an Annuity Payment Option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (Peoples Benefit reserves the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments under Annuity Payment Options 3-V or 5-V, the amount of each payment will be set on the Annuity Commencement Date and will not change. You may, however, choose to receive variable payments under Annuity Payment Options 3-V and 5-V. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in your Policy. The dollar amount of additional variable payments will vary based on the investment performance of the Subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance is lower than the assumed investment return, the amount of the variable annuity payments would decrease. These changes may only occur on an annual basis if you receive stabilized payments under the GMIB and Initial Payment Guarantee.

A charge for Premium Taxes and an Excess Interest Adjustment may be made when annuity payments begin.

The Annuity Payment Options are explained below. Options 1, 2, and 4 are fixed only. Options 3 and 5 can be fixed or variable.

.. Payment Option 1--Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments, or this amount may be left to accumulate for a period of time to which you and Peoples Benefit agree. You and Peoples Benefit will agree on withdrawal rights when you elect this option.

.. Payment Option 2--Income for a Specified Period. We will make level payments only for a fixed period you choose. No funds will remain at the end.

..  Payment Option 3--Life Income. You may choose between:

  Fixed Payments

  . No Period Certain--We will make level payments only during the annuitant's lifetime.

  . 10 Years Certain--We will make level payments for the longer of the annuitant's lifetime or ten years.

  . Guaranteed Return of Policy Proceeds--We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we make to you equals the amount applied to this option.

  Variable Payments

  . No Period Certain--Payments will be made only during the lifetime of the annuitant.

  . 10 Years Certain--Payments will be made for the longer of the annuitant's lifetime or ten years.

  Life with Emergency Cash/SM/ (fixed or variable)

  Payments will be made during the lifetime of the annuitant. Payments will be made as long as either person is living. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

  The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation determined at contract issue date.) The death benefit will be paid if the annuitant dies before age 101. The amount of the death benefit is calculated the same as the "Emergency Cash Benefit" under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the "Surrender Factor" (a factor used to determine the amount that is available to surrender) that is included on the Emergency

  Cash Benefit Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.


.. Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

..  Payment Option 5--Joint and Survivor Annuity. You may choose between:

  Fixed Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

  Variable Payments

  . Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

  Life with Emergency Cash/SM/ (fixed or variable)

  Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash/SM/ feature, you are able to surrender all or a portion of the Life with Emergency Cash/SM/ benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash/SM/ benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the amount you surrender.

  The Life with Emergency Cash/SM/ benefit is also a death benefit that is paid upon the death of the last surviving annuitant. (For qualified policies the death benefit ceases at the date the annuitant reaches the IRS joint age limitation.) The death benefit will be paid if the last surviving annuitant dies before age 101. The amount of the death benefit is calculated the same as the "Emergency Cash Benefit" under the rider. The Emergency Cash Benefit is determined by multiplying the current annuity payment that is supported by the "Surrender Factor" (a factor used to determine the amount that is available to surrender) that is included on the Emergency Cash Benefit
  Schedule in the rider, less any applicable surrender charges. The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.


Other annuity payment options may be arranged by agreement with Peoples Benefit. Certain annuity payment options may not be available in all states.

NOTE CAREFULLY:

IF:

..  you choose Life Income with No Period Certain or a Joint and Survivor
   Annuity; and

.. the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

..  we may make only one (two, three, etc.) annuity payments.

IF:

..  you choose Income for a Specified Period, Life Income with 10 years
   Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

.. the person receiving payments dies prior to the end of the guaranteed period;

THEN:

.. the remaining guaranteed payments will be continued to that person's beneficiary, or their present value may be paid in a single sum.

However, IF:

..  you choose Life with Emergency Cash/SM/; and

..  the annuitant dies before age 100;

THEN:

..  the Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving payments is responsible for keeping Peoples Benefit informed of their current address.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Policy's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, Peoples Benefit determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Policy. This amount depends on the value of your Policy on the Annuity Commencement Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, in most states the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, Peoples Benefit will assume that you chose the Payment Option 3--Life Income (with 10 years of payments guaranteed). Any amounts in a Subaccount immediately before the Income Phase begins will be applied under a variable Annuity Payment Option based on the performance of that Subaccount.

 . Peoples Benefit reserves the right to change the frequency if payments would be less than $50. If on the Annuity Commencement Date, the Adjusted Policy Value is less than $2,000, Peoples Benefit reserves the right to pay it in one lump sum in lieu of applying it under an annuity payment option.

 . From time to time, Peoples Benefit may require proof that the Annuitant, Joint Annuitant, or Policy Owner is living.

 . If someone has assigned ownership of a Policy to you, or if a non-natural person (e.g., a corporation) owns a Policy, you may not start the Income Phase of the Policy without Peoples Benefit's consent.

 . At the time Peoples Benefit calculates your fixed Annuity Payments, Peoples Benefit may offer more favorable rates than those guaranteed in the Annuity Tables found in the Policy.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccount funding the variable Annuity Payments by written request or by calling 800-866-6007.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Policy to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep Peoples Benefit informed of the Payee's most current address of record.


3. PURCHASE

Customer Order Form and Issuance of Policies

To invest in the Advisor's Edge Select variable annuity, you should send a completed customer order form and your Initial Premium Payment to the address indicated on the customer order form. If you wish to make a personal delivery by hand or courier to Peoples Benefit of your completed customer order form and Initial Premium Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Peoples Benefit will issue a Policy only if the Annuitant and Joint Annuitant are 85 years of age or less.

If the customer order form and any other required documents are received in good order, Peoples Benefit will issue the Policy and will credit the Initial Premium Payment within two Business Days after receipt. (A Business Day is any day that the New York Stock Exchange is open for trading.) Along with the Policy, Peoples Benefit will also send a Policy acknowledgment form, which you should complete, sign, and return in accordance with its instructions. Please note that until Peoples Benefit receives the acknowledgment form signed by the Owner and any Joint Owner, the Owner and any Joint Owner must obtain a signature guarantee on their written signed request in order to exercise any rights under the Policy.

If Peoples Benefit cannot credit the Initial Premium Payment because the customer order form or other required documentation is incomplete, Peoples Benefit will contact the applicant in writing, explain the reason for the delay, and refund the Initial Premium Payment within five Business Days unless the applicant consents to Peoples Benefit's retaining the Initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Policies, Peoples Benefit also offers the Advisor's Edge Select as a Qualified Policy. Note that Qualified Policies contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Policy. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 43.)


                                  DEFINITION

                               Qualified Policy

 When the term "Qualified Policy" is used in this prospectus we mean a Policy that qualifies as an individual retirement annuity under either Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Premium Payments

A Premium Payment is any amount you use to buy or add to the Policy. A Premium Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Premium Payment. The initial Net Premium Payment is credited to the Policy within two business days of receipt of the Premium Payment, customer order form and other required documents.

            A Few Things to Keep in Mind Regarding Premium Payments

 .  The minimum Initial Premium Payment for a Non-Qualified Policy is
    $10,000.

 . The minimum Initial Premium Payment for a Qualified Policy is $1,000 (or $50 if by payroll deduction).

 . You may make additional Premium Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Premium Payments must be at least $500 for Non-Qualified Policies. Additional Premium Payments must be at least $25 for Qualified Policies.

 . Additional Premium Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Policy as of the close of business that same day.

 . The total of all Premium Payments may not exceed $1,000,000 without our prior approval.

 . Your Initial Net Premium Payment will be immediately invested among the Subaccounts selected in your customer order form. See Allocation of Premium Payments, page 30, for more information.



The date on which the Policy is issued is called the Policy Date. A Policy Anniversary is any anniversary of the Policy Date. A Policy Year is a period of twelve months starting with the Policy Date or any Policy Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Premium Payments made into a Policy. If we should have to pay any Premium Tax, we will deduct it from the Policy Value on the Annuity Commencement Date, date of death, or date of full surrender.

 As of the date of this Prospectus, the following state assesses a Premium Tax on all initial and subsequent Purchase Payments:

                                                                         Non-
                                                             Qualified Qualified
                                                             --------- ---------
       South Dakota.........................................   0.00%     1.25%

 As of the date of this Prospectus, the following states assess a Premium Tax against the Adjusted Policy Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         Non-
                                                             Qualified Qualified
                                                             --------- ---------
       California...........................................   0.50%     2.35%
       Maine................................................   0.00      2.00
       Nevada...............................................   0.00      3.50
       West Virginia........................................   1.00      1.00
       Wyoming..............................................   0.00      1.00

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Premium Payments

You specify on the customer order form what portion of your Premium Payments you want to be allocated among which Subaccounts and which Guaranteed Period Options. You may allocate your Premium Payments to one or more Subaccounts or to any of the Guaranteed Period Options. All allocations you make to the Subaccounts must be in whole-number percentages totaling 100%.

Should your investment goals change, you may change the allocation percentages for additional Net Premium Payments by sending written notice to or by calling Peoples Benefit. Requests for Transfers received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                         WHAT'S MY POLICY WORTH TODAY?

                                 Policy Value

 The Policy Value of your Policy is the value of all amounts accumulated under the Policy during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Policy is opened, the Policy Value is equal to your Initial Net Premium Payment. On any Business Day thereafter, the Policy Value equals the Policy Value from the previous Business Day, plus--

 .  any additional Net Premium Payments credited

 . any increase in the Policy Value due to investment results of the Subaccount(s) you selected and the interest credited to the Guaranteed Period Options

 .  Positive Excess Interest Adjustment, if applicable

 minus--

 . any decrease in the Policy Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Fee

 .  the daily Administrative Expense Charge

 .  the Annual Policy Service Charge, if applicable

 .  any withdrawals

 .  any charges for Transfers made after the first twelve in a Policy Year

 .  Negative Excess Interest Adjustment, if applicable

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Policy Value of your Policy to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Policy during the Accumulation Phase. When you allocate your Net Premium Payments to a selected Subaccount, Peoples Benefit will credit a certain number of Accumulation Units to your Policy. Peoples Benefit determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Policy Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.


4. INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in fifty Portfolios offered by thirteen different investment companies (each investment company a "Fund") and a fixed account. The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Policy are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest. For information about the fixed account and the Guaranteed Period Options, see The Fixed Account, page 34.


The general public may invest in the Portfolios only through certain insurance policies and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Policy was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any Premium Payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

Owners of Policy Number AV375 should refer to Appendix B of this prospectus for available investment options and policy features.

AEGON/Transamerica Series Fund, Inc.
Subadvised by AEGON/Transamerica Fund Advisors, Inc.
    Aggressive Asset Allocation
    Conservative Asset Allocation
    Moderate Asset Allocation
    Moderately Aggressive Asset Allocation
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth
Subadvised by American Century Investment Management, Inc.
    American Century International

Subadvised by Clarion CRA Securities, LP
    Clarion Real Estate Securities, formerly J.P. Morgan Real Estate
    Securities
Subadvised by The Dreyfus Corporation

    Dreyfus Small Cap Value(/2/)

Subadvised by Gabelli Asset Management Company
    Gabelli Global Growth
Subadvised by GE Asset Management Incorporated
    GE U.S. Equity

Subadvised by Great Companies. L.L.C.(/1/)


    Great Companies--America/SM/


    Great Companies--Global/2/


    Great Companies--Technology/SM/

Subadvised by J.P. Morgan Investment Management, Inc.

    J.P. Morgan Enhanced Index, formerly Endeavor Enhanced Index
    Portfolio(/2/)

Subadvised by Janus Capital Corporation
    Janus Growth
Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total Return
Subadvised by Pilgrim Baxter & Associates, Ltd.

    PBHG Mid Cap Growth, formerly Pilgrim Baxter Mid Cap Growth

Subadvised by Pacific Investment Management Company, LLC

    PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc.
    Salomon All Cap
Subadvised by Transamerica Investment Management, LLC

    Transamerica Equity(/3/)


    Transamerica Growth Opportunities(/3/)

    Transamerica Value Balanced
Subadvised by Morgan Stanley Investment Management

    Van Kampen Active International Allocation, formerly T. Rowe Price International Stock Portfolio(/2/)

Subadvised by Van Kampen Asset Management Inc.
    Van Kampen Emerging Growth

(1) The underlying portfolios are currently unavailable. They will be offered as investment options on or about July 1, 2002.


(2) As of May 1, 2002, Endeavor Series Trust merged with AEGON/Transamerica Series Fund, Inc.


(3) As of May 1, 2002, Transamerica Variable Insurance Funds, Inc. merged with AEGON/ Transamerica Series Fund, Inc.


Alliance Variable Products Series Fund, Inc.
Advised by Alliance Capital Management L.P.
    Alliance Growth Portfolio
    Alliance Premier Growth Portfolio
    Alliance Technology Portfolio

Credit Suisse Trust (formerly Credit Suisse Warburg Pincus Trust)

Advised by Credit Suisse Asset Management, LLC

    Credit Suisse--International Focus Portfolio, formerly Credit Suisse Warburg Pincus--International Equity Portfolio


    Credit Suisse--Small Cap Growth Portfolio, formerly Credit Suisse Warburg Pincus--Small Company Growth Portfolio

Dreyfus Investment Portfolios--Service Class
Advised by The Dreyfus Corporation
    Dreyfus--Core Bond Portfolio

The Dreyfus Socially Responsible Growth Fund, Inc.--Service Class
Advised by The Dreyfus Corporation

Dreyfus Variable Investment Fund--Service Class
Advised by The Dreyfus Corporation
    Dreyfus VIF--Appreciation Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Fund for U.S. Government Securities II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

Seligman Portfolios, Inc.--Class 2 Shares
Advised by J. & W. Seligman & Co.
    Seligman Capital Portfolio
    Seligman Communications and Information Portfolio
    Seligman Global Technology Portfolio

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund
    ("Stein Roe Small Company Fund--Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong Multi Cap Value Fund II

Vanguard Variable Insurance Fund
Advised by Vanguard's Fixed Income Group
    Short-Term Corporate Portfolio
    Total Bond Market Index Portfolio
Advised by Vanguard's Core Management Group
    Equity Index Portfolio
    Mid-Cap Index Portfolio
    REIT Index Portfolio

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Smaller Companies, formerly Wanger U.S. Small Cap

    Wanger International Small Cap

Effective April 6, 2001, the mutual fund underlying the following Subaccount was closed to new participation agreements with other insurance company separate accounts for shareholder servicing.

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock Fund II

The following Subaccount is only available to Owners who held an investment in this Subaccount on May 1, 2002. However, if an owner withdraws all of his or her money from this Subaccount after May 1, 2002, that owner may not reinvest in this Subaccount.


The Montgomery Funds III


Advised by Montgomery Asset Management, LLC


    Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund")


There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to some of the Funds may compensate Peoples Benefit for providing administrative services in connection with some of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Portfolios have adopted special policies to discourage short-term trading. Specifically, each Portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.


See the Transfers Among the Subaccounts section of this prospectus for further details.


The Portfolios do not permit market timing. Do not invest with us if you are a market timer.


The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying Portfolio and increase transaction costs. We reserve the right to reject any Premium Payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a Portfolio's operations or if a Portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.


We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


The Fixed Account

Premium Payments allocated and amounts transferred to the fixed account become part of Peoples Benefit's general account. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 and 1940 Acts. Peoples Benefit has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. At the end of the Guaranteed Period Option you selected, the value in the Guaranteed Period Option will automatically be transferred into a new Guaranteed Period Option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Surrenders or partial withdrawals from a Guaranteed Period Option of the fixed account are subject to an Excess Interest Adjustment. This adjustment may increase or decrease the amount of interest credited to your policy. The Excess Interest Adjustment will not decrease the interest credited to your Policy below 3% per year, however. You bear the risk that we will not credit interest greater than 3% per year. We determine credited rates, which are guaranteed for at least one year, in our sole discretion.

If you select the fixed account, your money will be placed with Peoples Benefit's other general assets. The amount of money you are able to accumulate in the fixed account during the Accumulation Phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your Policy will remain level for the entire income phase.

Transfers Among the Subaccounts and the Fixed Account

Should your investment goals change, you may make unlimited transfers of money among the Subaccounts at no cost, subject to the following conditions:

..  You may make requests for transfers in writing or by telephone. Peoples
   Benefit will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

.. The minimum amount you may transfer from a Subaccount is $500 (unless the Policy Value in a Subaccount is less than $500).

.. Peoples Benefit does not currently charge a fee for transfers among the Subaccounts, although it reserves the right to charge a $10 fee for Transfers in excess of 12 per Policy Year.

.. Transfers out of a Guaranteed Period Option of the fixed account are limited to the following:

  . Within 30 days prior to the end of the guaranteed period you must notify us that you wish to transfer the amount in that Guaranteed Period Option to another investment choice. No Excess Interest Adjustment will apply.

  . Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest Premium Payment first.

  . Other than at the end of a guaranteed period, transfers of amounts from the Guaranteed Period Option (in excess of interest credited), are subject to an Excess Interest Adjustment. If the adjustment is negative, then the maximum amount you can transfer is 25% of the amount in that Guaranteed Period Option, less any previous transfers during the current Policy Year. If the adjustment is positive, then we do not limit the amount that you can transfer.

  . Transfers of the Guaranteed Period Option amounts equal to interest credited must be at least $50.

..  There are no transfers permitted out of the Dollar Cost Averaging Fixed
   Account Option except through the Dollar Cost Averaging Program.

Telephone Transactions

You may establish the telephone transfer privilege on your Policy by completing the appropriate section of the Policy acknowledgment form you will receive with your Policy or by completing a separate telephone authorization form at a later date. You may also authorize a third party to initiate transactions by telephone by completing a third party authorization form or the appropriate section of the Policy acknowledgment form.

Peoples Benefit will take reasonable steps to confirm that instructions communicated by telephone are genuine. Before we act on any request, we will ask the caller for his or her Policy number and Social Security Number. In addition, we will take reasonable steps to confirm that instructions communicated by telephone from a third party are genuine. The third party caller will be asked for his or her name, company affiliation (if appropriate), the Policy number to which he or she is referring, and the Social Security number of the Policy Owner. This information will be verified with the Policy Owner's records prior to processing a transaction, and all transactions performed will be verified with the Policy Owner through a written confirmation statement. We will record all calls. Neither the Company nor the Funds shall be liable for any loss, cost, or expense for action on telephone instructions that are believed to be genuine in accordance with these procedures.

Asset Rebalancing

During the Accumulation Phase, you may instruct us to make automatic transfers of amounts among the Subaccounts in order to maintain a desired allocation of Policy Value among those Subaccounts. We will "rebalance" monthly, quarterly, semi-annually, or annually, beginning on the date you select. You must select the percentage of the Policy Value you desire in each of the various Subaccounts offered (totaling 100%). Rebalancing can be started, stopped, or changed at any time, except that rebalancing will not be available when Dollar-Cost Averaging is in effect or when any other transfer is requested.

Dollar Cost Averaging Program

During the Accumulation Phase, you may instruct us to automatically transfer money from the Dollar Cost Averaging Fixed Account Option or the Federated Prime Money Fund II into any other Subaccounts. There is no charge for this program.

Complete and clear instructions must be received before a dollar cost averaging program will begin. The instructions must include:

..  the Subaccounts into which money from the Dollar Cost Averaging Fixed
   Account (or other subaccount(s) used for dollar cost averaging) is to be transferred; and

.. either the dollar amount to transfer monthly or quarterly (each transfer must be at least $500) or the number of transfers (minimum of 6 monthly or 4 quarterly and maximum of 24 monthly or 8 quarterly).

Transfers must begin within 30 days. We will make the transfers on the 28th day of the applicable month. You may change your allocations at anytime.

Only one dollar cost averaging program can run at one time. This means that any addition to a dollar cost averaging program must change either the length of the program or the dollar amount of the transfers. New instructions must be received each time there is an addition to a dollar cost averaging program.

Any amount in the Dollar Cost Averaging Fixed Account (or other subaccount(s) used for dollar cost averaging) for which we have not received complete and clear instructions will remain in the Dollar

Cost Averaging Fixed Account (or other such subaccount) until we receive the instructions. If we have not received complete and clear instructions within 30 days, the interest credited in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the guaranteed effective annual interest rate of 3%.

We may credit different interest rates for dollar cost averaging programs of varying time periods. If you discontinue the dollar cost averaging program before its completion, then the interest credited on amounts in the Dollar Cost Averaging Fixed Account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.


5. EXPENSES

There are charges and expenses associated with the Policy that reduce the return on your investment in the Policy.

Excess Interest Adjustment

Withdrawals of Cash Value from the fixed account may be subject to an Excess Interest Adjustment. This adjustment could retroactively reduce (or increase) the interest credited in the fixed account to the guaranteed minimum of 3% per year. See "Excess Interest Adjustment" in Section 7 of this prospectus and the Statement of Additional Information.

Mortality and Expense Risk Fee

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Policy. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Fee is dependent on the death benefit option you select on the customer order form. For the Return of Premium Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.30%. For the 6 Year Step-Up Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.35%. For the Double Enhanced Death Benefit Option the mortality and expense risk fee is at an annual rate of 1.45%.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Policy are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

                               A CLOSER LOOK AT

                      The Mortality and Expense Risk Fee

 Peoples Benefit assumes mortality risk in two ways. First, where Policy Owners elect an Annuity Payment Option under which Peoples Benefit guarantees a number of payments over a life or joint lives, Peoples Benefit assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, Peoples Benefit assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that Peoples Benefit assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Policy, may not be great enough to cover the actual costs of issuing and administering the Policy.


Administrative Expense Charge

Peoples Benefit assesses each Policy an annual Administrative Expense Charge to cover the cost of issuing and administering each Policy and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Transfer Fee

You are allowed to make 12 free transfers per year before the Annuity Commencement Date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium Payments, asset rebalancing and dollar cost averaging tranfers are not considered transfers. All transfer requests made at the same time are treated as a single request.

Guaranteed Minimum Income Benefit

If you elect the GMIB, there is an annual rider fee during the accumulation phase of 0.45% of the minimum income base, and a guaranteed minimum payment fee during the income phase at an annual rate of 1.25% of the daily net asset value if you annuitize under the rider. The annual rider fee is also deducted if you surrender the Policy.

Additional Death Benefit

If you elect the ADB, there is an annual rider fee during the accumulation phase of 0.25% of the Policy Value. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase. The rider fee is deducted pro rata from each investment choice.

Additional Death Benefit--Extra

If you elect the ADB--Extra, there is an annual fee of 0.50% or 0.60% of the Policy Value in the subaccounts for the 50% and 75% initial death benefit option, respectively. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we received all necessary regulatory approvals) during the accumulation phase.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a daily rider fee currently at an annual rate of 1.25% of the daily net asset value. The rider fee may be higher or lower at the time you annuitize and elect the rider.

Life with Emergency Cash/SM/ Surrender Charge

If you select the Life with Emergency Cash annuity payment option, then you can surrender your contract even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date, according to the following schedule:

         Number of years Since               Surrender Charge (as a percentage
       Annuity Commencement Date                 of adjusted policy value)
  ----------------------------------------------------------------------------
                  0-1                                       4%
  ----------------------------------------------------------------------------
                  1-2                                       3%
  ----------------------------------------------------------------------------
                  2-3                                       2%
  ----------------------------------------------------------------------------
                  3-4                                       1%
  ----------------------------------------------------------------------------
               4 or more                                    0%

Note carefully the following three things about this surrender charge:

.. this surrender charge is measured from the annuity commencement date and not from the premium payment date;


.. this charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash annuity payment option, and not a percentage of premium; and


..  under this payment option, there is no surrender charge free amount.


Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on Peoples Benefit's understanding of the treatment of annuity policies under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Policy results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Policy until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS and DIVERSIFICATION STANDARDS, page 42.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Policy. The amount you would have paid in income taxes can be left in the Policy and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.


Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Payout Option) from a Non-Qualified Policy during the Accumulation Phase, you as Policy Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Policy and then from the money you invested in the Policy. This "investment in the Policy" can generally be described as the cost of the Policy, and it generally includes all Premium Payments minus any amounts you have already received under the Policy that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Policy is treated as a partial withdrawal from a Policy. (If you are contemplating using your Policy as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Policy, for tax purposes each payment is deemed to return to you a portion of your investment in the Policy. Since with a Non-Qualified Policy you have already paid taxes on those amounts (the Policy was funded with after-tax dollars), you will not be taxed again on your investment only on your earnings.

For fixed Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Policy bears to the total expected amount of Annuity Payments for the term of the Policy. Peoples Benefit then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Policy, in general, Peoples Benefit calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, Peoples Benefit divides the investment in the Policy by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Policy has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Policies

Generally, the entire amount distributed from a Qualified Policy is taxable to the Policy Owner. In the case of Qualified Policies with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since Peoples Benefit has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that Peoples Benefit withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies Peoples Benefit of that election. In certain situations, Peoples Benefit will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Policy Owner or, where the Policy Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Policies); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Policy (as defined in the Internal Revenue Code);
(iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;
(v) from a Qualified Policy (note, however, that other penalties may apply);
(vi) under an immediate annuity policy (as defined in the Internal Revenue
Code); (vii) that can be traced to an investment in the Policy prior to August 14, 1982; or (viii) under a Policy that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee's severance from employment.


If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Policies, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Policies issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

It is unclear whether stabilized annuity payments under the GMIB or the Initial Payment Guarantee should be treated as fixed annuity payments or variable annuity payments for federal income tax purposes. You should consult a tax adviser on this issue.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g. death benefits other than the Return of Premium Death Benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with the ADB and ADB--Extra as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59 1/2. Although we do not believe that the fees associated with the ADB and ADB-Extra or any other benefit provided under the policy should be treated as taxable withdrawals you should consult your tax adviser prior to selecting any optional benefit under the Policy.

ANNUITY POLICIES OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Policy, that Policy is generally not treated as an annuity policy for federal income tax purposes, and the income on that Policy (generally the increase in the net Policy Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Policy, where an employer purchases a Policy on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).

MULTIPLE-POLICIES RULE

All non-qualified annuity policies issued by the same company (or affiliate) to the same Policy Owner during any calendar year are to be aggregated and treated as one policy for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Policy prior to the Policy's Annuity Commencement Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such policies. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-policies rules through the serial purchase of annuity policies or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Policies purchased by the same Policy Owner. Accordingly, a Policy Owner should consult a tax adviser before purchasing more than one Policy or other annuity policies. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY POLICIES

Any transfer of a Non-Qualified Policy during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Policy to the Policy Owner at the time of such transfer. The transferee's investment in the Policy will be increased by any amount included in the Policy Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code
Section 1041(a).

ASSIGNMENTS OF ANNUITY POLICIES

A transfer of ownership in a Policy, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Policy Owner may result in tax consequences to the Policy Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Policy Owner considering such a transfer or assignment of a Policy should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each

Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Policy Owners may direct their investments to particular subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Policy may need to be modified in order to remain in compliance. For these reasons, Peoples Benefit reserves the right to modify the Policy, as necessary, to maintain the tax-deferred status of the Policy.

We intend to comply with the diversification regulations to assure that the Policy continues to be treated as an annuity policy for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Policies contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Policy should consult a personal tax adviser.

403(b) Policies

Peoples Benefit will offer Policies in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Policies may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Policy can be accessed during the Accumulation Phase

..  by making a full or partial withdrawal

..  by electing an Annuity Payment Option

..  by your beneficiary in the form of a Death Benefit

..  by taking systematic payouts

On or before the Annuity Commencement Date, the Policy Value is equal to the owner's:

..  Premium Payments; minus

..  partial withdrawals (including the net effect of any applicable Excess
   Interest Adjustments on such withdrawals); plus

..  interest credited in the fixed account; plus or minus

..  accumulated gains or losses in the separate account; minus

..  service charges, rider fees, Premium Taxes, and transfer fees, if any.

On or before the Annuity Commencement Date, the Cash Value is equal to the Adjusted Policy Value. The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment.

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Policy. All partial withdrawals must be for at least $500.

On the date Peoples Benefit receives your request for a full withdrawal, the amount payable is the Cash Value. You will receive:

..  the value of your Policy; plus or minus

..  any Excess Interest Adjustment; minus

..  any applicable premium taxes and service charges

To make a withdrawal, send your written request on the appropriate Peoples Benefit form to our Administrative Offices.

 Because you assume the investment risk for amounts allocated to the Portfolios under the Policy, the total amount paid upon a full withdrawal of the Policy may be more or less than the total Premium Payments made (taking prior withdrawals into account).


Excess Interest Adjustment

Money that you withdraw from a Guaranteed Period Option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the Guaranteed Period Option) may be subject to an Excess Interest Adjustment. At the time you request a withdrawal, if interest rates set by Peoples Benefit have risen since the date of the initial guarantee, the Excess Interest Adjustment will result in a lower Cash Value on surrender. However, if interest rates have fallen since the date of the initial guarantee, the Excess Interest Adjustment will result in a higher Cash Value on surrender.

Generally, all withdrawals from a Guaranteed Payment Option in excess of 10% of your cumulative Premium Payment is subject to an Excess Interest Adjustment. Beginning in the first Policy Year you can withdraw up to 10% of your cumulative Premium Payments each Policy Year, in one or more withdrawals, without an Excess Interest Adjustment. This is referred to as the "free percentage."

There will be no Excess Interest Adjustment on any of the following:

..  lump sum withdrawals of the free percentage available;

..  nursing care and terminal condition withdrawals

..  unemployment withdrawals;

..  withdrawals to satisfy the minimum distribution requirements; and

.. Systematic Payout Option payments, which do not exceed 10% of your cumulative Premium Payments divided by the number of payouts made per year.

Please note that under these circumstances you will not receive a higher Cash Value if interest rates have fallen nor will you receive a lower Cash Value if interest rates have risen.

Systematic Payout Option

You may elect to have a specified dollar amount provided to you from the portion of your Policy's value allocated to the Portfolios on a monthly, quarterly, semi-annual, or annual basis. The minimum amount for each Systematic Payout is $50. If payments are from the fixed account, then they cannot exceed the free percentage divided by the number of payments per year. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

You may elect this option by completing a Systematic Payout Option Request
Form.

Peoples Benefit must receive your Form at least 30 days before the date you want Systematic Payouts to begin. Peoples Benefit will process each Systematic Payout on the date and at the frequency you specified in your Systematic Payout Option Application Form. The start date for Systematic Payouts must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Payout Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for the option.

Payment of Full or Partial Withdrawal Proceeds

Peoples Benefit will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

.. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Policy Owner

..  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or "freeze" a policy owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator.

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 40, and Penalty Taxes on Certain Early Withdrawals, page 41.



Tax Withholding on Withdrawals

If you do not provide Peoples Benefit with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires Peoples Benefit to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

Guaranteed Minimum Income Benefit

The optional Guaranteed Minimum Income Benefit ("GMIB") assures you of a minimum level of income in the future by guaranteeing a minimum income base (discussed below) you can apply to a GMIB payment option and which also guarantees a minimum amount for those payments once you begin to receive them. The guarantee under the GMIB is supported by the general account assets of Peoples Benefit. By electing this benefit, you can participate in the gains of the underlying variable investment options you select while knowing that you are guaranteed a minimum level of income in the future, regardless of the performance of the underlying variable investment options. The GMIB will not be issued if you are age 91 or older (earlier, if required by state law). You also have the option to upgrade your minimum income base.

You can annuitize under the GMIB (subject to the conditions described below) at the greater of the adjusted Policy Value or the minimum income base.

Minimum Income Base. The minimum income base on the rider date (i.e., the date
-------------------
the rider is added to the Policy) is the Policy Value. After the rider date, the minimum income base is:

..  the minimum income base on the rider date; plus

..  any subsequent premium payments; minus

..  any subsequent surrenders;

.. each of which is accumulated at the annual growth rate from the date of each transaction; minus

..  any premium taxes.

The annual growth rate is currently 6% per year. Once the rider is added to your Policy, the annual growth rate will not vary during the life of that rider. Surrenders may reduce the minimum income base on a basis greater than dollar-for-dollar. See the SAI for more information.

The minimum income base may only be used to annuitize using the GMIB payment options and may not be used with any other annuity payment options. The GMIB payment options are:

..  Life Income--An election may be made for "No Period Certain" or "10 Years
   Certain". In the event of the death of the annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

.. Joint and Full Survivor--An election may be made for "No Period Certain" or "10 Years Certain". Payments will be made as long as either the annuitant or joint annuitant is living. In the event of the death of both the annuitant and joint annuitant prior to the end of the chosen period certain, the remaining period certain payments will be continued to the beneficiary.

NOTE CAREFULLY:

IF:

..  You choose Life Income with No Period Certain or Joint and Full Survivor with No Period Certain; and
.. The annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

..  We will make only one (two, three, etc.) annuity payments.

IF:

..  You annuitize using the GMIB before the 10th rider anniversary;

THEN:

..  the first payment will be calculated with an annuity factor age adjustment.
   See "Annuity Factor Age Adjustment" below.

Annuity Factor Age Adjustment. If you annuitize using the GMIB before the 10th
-----------------------------
rider anniversary, the first payment will be calculated with an annuity factor age adjustment which subtracts up to 10 years from your age. This results in all payments being lower than if an annuity factor age adjustment was not used. See the SAI for information concerning the calculation of the initial payment. If you are over 84 when you elect the rider or upgrade your minimum income base, (earlier if required by state law), you will be subject to an annuity factor age adjustment if you annuitize under the rider. The age adjustment is as follows:

     Number
       of
     Years
     Since
      the                Age Adjustment:
     Rider               Number of Years
      Date           Subtracted from Your Age
    -----------------------------------------
      0-1                       10
    -----------------------------------------
      1-2                       9
    -----------------------------------------
      2-3                       8
    -----------------------------------------
      3-4                       7
    -----------------------------------------
      4-5                       6
    -----------------------------------------
      5-6                       5
    -----------------------------------------
      6-7                       4
    -----------------------------------------
      7-8                       3
    -----------------------------------------
      8-9                       2
    -----------------------------------------
      9-10                      1
    -----------------------------------------
      >10                       0

The minimum income base is used solely to calculate the GMIB annuity payments and does not establish or guarantee a Policy Value or guarantee performance of any investment option. Because this benefit is based on conservative actuarial criteria (such as the use of a 3% assumed investment return, or "AIR," to calculate the first annuity payment, which results in a lower dollar amount for that payment than would result from using the 5.0% AIR that is used with the regular annuity payments), the level of lifetime income that it guarantees may be less than the level that would be provided by application of the adjusted Policy Value at otherwise applicable annuity factors. Therefore, the GMIB should be regarded as a safety net. The costs of annuitizing under the GMIB includes the guaranteed payment fee, and also the lower payout levels inherent in the annuity tables used for those minimum payouts (which may include an annuity age factor adjustment). These costs should be balanced against the benefits of a minimum payout level.

Moreover, the Initial Payment Guarantee rider (described below) also provides for a minimum payout level, and it uses actuarial criteria (such as a 5.0 %
AIR) that provide for higher payment levels for a given Policy Value than the GMIB. You should carefully consider these factors, since electing annuity payments under the GMIB will generally be advantageous only when the minimum income base is sufficiently in excess of the adjusted Policy Value to overcome these disadvantages.

If the GMIB will not provide an annuity benefit that is as large as the base policy values under the policy after the Annuity Commencement Date, the Policy Owner may wish to purchase the Initial Payment Guarantee Rider. If both riders are purchased, the Policy Owner will not be subject to both rider fees at the same time.


In addition to the annual growth rate, other benefits and fees under the rider (the rider fee, the fee waiver threshold, the guaranteed payment fee, and the annuity factor age adjustment) are also guaranteed not to change after the rider is added. However, all of these benefit specifications may change if you elect to upgrade the minimum income base.

Minimum Income Base Upgrade. You can upgrade your minimum income base to the
---------------------------
Policy Value after the first rider anniversary and before your 91st birthday (earlier if required by state law). For your convenience, we will put the last date to upgrade on page one of the rider. The Policy Value used will be the Policy Value calculated immediately after we receive all necessary information to complete the upgrade.

If you upgrade:

.. the current rider will terminate and a new one will be issued with its own specified guaranteed benefits and fees;

..  the new fees, thresholds and factors may be higher (or lower) than before;
   and

..  the new annual growth rate may be lower (or higher) than before.

Please note that if you upgrade, you will begin a new annuity factor age adjustment period. It generally will not be to your advantage to upgrade unless your Adjusted Policy Value exceeds your minimum income base on the applicable Policy Anniversary.

Conditions of Exercise of the GMIB. You can only annuitize using the GMIB
----------------------------------
within the 30 days after a Policy Anniversary after the GMIB is elected. You cannot, however, annuitize using the GMIB after the Policy Anniversary after your 94th birthday (earlier if required by state law). For your convenience, we will put the last date to annuitize using the GMIB on page one of the rider.

NOTE CAREFULLY:

.. If you annuitize at any time other than indicated above, you cannot use the GMIB.

.. If you annuitize before the 10th rider anniversary there will be an annuity factor age adjustment. See "Annuity Factor Age Adjustment."

Guaranteed Minimum Stabilized Payments. Annuity payments under the GMIB are
--------------------------------------
guaranteed to never be less than the initial payment. See the SAI for information concerning the calculation of the initial payment. The payments will also be "stabilized," that is, held constant during each Policy Year.

During the first Policy Year after annuitizing using the GMIB, each stabilized payment will equal the initial payment. On each Policy Anniversary thereafter, the stabilized payment will increase or decrease depending on the performance of the investment options you selected (but will never be less than the initial payment), and then be held constant at that amount for that Policy Year. The stabilized payment on each Policy Anniversary will equal the greater of the initial payment or the payment supportable by the annuity units in the selected investment options. See the SAI for additional information concerning stabilized payments.

GMIB Fee. A rider fee, currently 0.45% of the minimum income base on the rider
--------
anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of Policy Value in each investment option. This fee is deducted even if the adjusted Policy Value exceeds the minimum income base.

The rider fee on any given rider anniversary will be waived if the Policy Value exceeds the fee waiver threshold. The fee waiver threshold currently is two times the minimum income base.

Guaranteed Payment Fee. A guaranteed payment fee, currently equal to an
----------------------
effective annual rate of 1.25% of the daily net asset value in the separate account, is reflected in the amount of the variable payments you receive if you annuitize under the GMIB, in addition to the Policy mortality and expense risk fee and administrative charge. The guaranteed payment fee is included on page one of the rider.

Termination. The GMIB will terminate upon the earliest of the following:
-----------

.. the date we receive written notice from you requesting termination of the GMIB (you may not terminate the rider before the first rider anniversary);

.. annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the minimum income base under the GMIB);

..  upgrade of the minimum income base (although a new rider will be issued);

..  termination of your Policy; or

.. 30 days after the Policy Anniversary after your 94th birthday (earlier if required by state law).

The GMIB rider may vary by state and may not be available in all states.


Additional Death Benefit

The optional ADB pays an additional death benefit amount (based on earnings since the rider was issued) when a death benefit is payable under your Policy, in certain circumstances. The ADB is available for issue ages through age 80.

ADB Amount. The ADB is only payable if you elected the rider prior to the
----------
death triggering the payment of the Policy death benefit and a death benefit is payable under the Policy. The ADB is equal to:

..  the ADB factor (see below) multiplied by

..  the rider earnings on the date used to calculate the death benefit.

Rider earnings equal:

..  the Policy death benefit; minus

..  Policy Value on the rider date; minus

..  premium payments after the rider date; plus

.. surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the ADB if there are no rider earnings on the date the death benefit is calculated.

If you purchase your Policy as part of a 1035 transfer or added the ADB after you purchased the Policy, rider earnings do not include any gains before the ADB is added to your Policy.

The ADB factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80.

For purposes of computing taxable gains, both the death benefit payable under the Policy and the ADB will be considered.

Please see the SAI for an example which illustrates the ADB payable as well as the effect of a partial surrender on the ADB.

Spousal Continuation. If a spouse elects to continue the Policy instead of
--------------------
receiving a death benefit and ADB, the spouse has the following options:

.. Continue the Policy and receive a one-time Policy Value increase equal to the ADB. At this time the rider would terminate. The spouse would have the option of immediately re-electing the rider as long as they are under the age of 81, however, it would only cover gains from the time of such election going forward; or

.. Continue the Policy without the one-time Policy Value increase and continue the rider as is. When the next death benefit is payable, the rider will pay the ADB based on gains since the rider was issued, not since the time of the first death. If the rider is terminated prior to this death, no additional death benefit amount is payable.

Rider Fee. A rider fee, currently 0.25% of the Policy Value, is deducted
---------
annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the ADB would not pay any benefits because there are no rider earnings.

Termination. The rider will remain in effect until:
-----------

..  you cancel it by notifying our service center in writing,

..  the Policy is annuitized or surrendered, or

..  The ADB is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB may be re-elected, however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB may vary by state and may not be available in all states.

Additional Death Benefit--Extra

The optional ADB--Extra pays an additional death benefit amount when a death benefit is payable under your Policy, in certain circumstances. The ADB--Extra is available for issue ages through age 75.

The ADB-Extra pays a percentage of the value of the death benefit under the Policy prior to adding the rider, as well as a different percentage of the gain under the Policy since the rider was added. Consequently, the ADB-Extra may be helpful if it is added after the Policy has been effective for a while, or if the Policy was issued as a result of an exchange from an existing policy with investment gain. The ADB-Extra is intended to provide an additional amount of death benefit. Please consult a tax adviser before electing this rider.


Additional Death Benefit Amount. The additional death benefit is only payable
-------------------------------
if you elected the rider five years prior to the death triggering the payment of the Policy death benefit, and a death benefit is payable under the Policy. If a death benefit is payable before the end of the fifth year, all rider fees paid since the rider date will be refunded. After the fifth year, the additional death benefit is equal to:

.. rider benefit percentage (40% for issues ages through age 70 and 25% for ages 71-75) multiplied by the sum of:

  .  future growth (see below); and

  . the initial death benefit option multiplied by the Policy death benefit on the rider date, minus surrenders after the rider date that exceed future growth on the date of surrender.

Future growth equals:

..  the Policy death benefit payable; minus

..  the death benefit on the rider date; minus

..  premium payments after the rider date; plus

.. surrenders after the rider date that exceed the future growth on the date of the surrender.

No benefit is payable under the ADB--Extra if the Policy death benefit payable is less than one minus the initial death benefit option, multiplied by the death benefit at the time the rider was added (adjusted for surrenders after the rider date). For purposes of computing taxable gains, both the death benefit payable under the Policy and the additional death benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial surrender on the additional death benefit.

Spousal Continuation. If a spouse elects to continue the Policy instead of
--------------------
receiving the death benefit and additional death benefit, the spouse will receive a one-time Policy Value increase equal to the additional death benefit. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as they are under the age of 76.

Rider Fee. A rider fee, 0.50% of the Policy Value for the 50% initial death
---------
benefit option and 0.60% of the Policy Value for the 75% initial death benefit option, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the Policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:
-----------

..  you cancel it by notifying our service center in writing,

..  the Policy is annuitized or surrendered, or

.. the additional death benefit is paid or added to the Policy Value under a spousal continuation.

Once terminated, the ADB--Extra may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans. Consult a tax adviser before electing this rider.

The ADB--Extra may vary by state and may not be available in all states.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your Policy. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage (currently 80%) of the initial payment (i.e., the guaranteed payment). Once the rider is added, the guaranteed percentage will not change during the life of the rider.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in
---------
addition to the base product mortality and expense risk fee charge. This fee is reflected in the amount of the annuity payments that you receive if you select the payment guarantee rider. It is deducted in the same manner as the separate account charge since it is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. Once the rider is added, the rider fee will not change during the life of the rider.

Other Terms and Conditions. You may purchase the Initial Payment Guarantee at
--------------------------
the time you annuitize your Policy. You cannot delete this payment guarantee (or eliminate the charge for it) after you have selected this option.

The Initial Payment Guarantee uses a 5.0% AIR to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the net investment return exactly equals 5.0%. The payments will increase if actual net investment performance exceeds the AIR, and decrease if actual net performance is below the AIR (but not below the guaranteed level).

The GMIB described above uses a 3.0% AIR to calculate the first payment. Therefore, for a given dollar amount of Policy Value applied to an annuity payment option, the initial payment will be lower with the GMIB than with the Initial Payment Guarantee.

Termination. The Initial Payment Guarantee is irrevocable.
-----------

The Initial Payment Guarantee may vary by state and may not be available in all states.

Nursing Care and Terminal Condition

No Excess Interest Adjustment will apply if you or your spouse has been:

..  Confined in a hospital or nursing facility for 30 days in a row; or

.. Diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit. This benefit may not be available in all states. See the Policy or endorsement for details and conditions.

Unemployment Waiver

No Excess Interest Adjustment will apply to withdrawals if you or your spouse is unemployed. In order to qualify, you (or your spouse, which is applicable) must have been:

..  employed full time for at least two years prior to becoming unemployed; and

..  employed full time on the Policy Date; and

..  unemployed for at least 60 days in a row at the time of the withdrawal; and

..  must have a minimum Cash Value at the time of withdrawal of $5,000

You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of withdrawal.

You may exercise this benefit at any time (during the Accumulation Phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. This benefit may not be available in all states. See the Policy for details.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Policy Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, Peoples Benefit will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable charges, including the Annual Policy Service Charge and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

Non-Standardized One Year Return

Peoples Benefit may show Non-Standardized One Year Return for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Service Charge or Premium Taxes (if any), which, if included, would reduce the percentage reported by Peoples Benefit.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Policy Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Policy Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Policy Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

Peoples Benefit may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in the Federated Prime Money Fund II over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Federated Prime Money Fund II is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Policy Service Charge or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which Peoples Benefit advertises yield, Peoples Benefit shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

Peoples Benefit will pay a death benefit to your beneficiary, under certain circumstances, if the Annuitant dies before the Annuity Commencement Date and the Annuitant was also the Policy Owner. (If the Annuitant was not an owner, a death benefit may or may not be paid. See below.) The beneficiary may choose an Annuity Payment Option, or may choose to receive a lump sum.

When We Pay a Death Benefit

Before the Annuity Commencement Date
------------------------------------

We will pay a death benefit to your beneficiary IF:

..  you are both the Annuitant and an owner of the Policy; and

..  you die before the Annuity Commencement Date.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Policy as the new annuitant and owner, instead of receiving the death benefit.

We will also pay a death benefit to your beneficiary IF:

..  you are not the Annuitant; and

..  the Annuitant dies before the Annuity Commencement Date; and

.. you specifically requested that the death benefit be paid upon the Annuitant's death.

Distribution requirements apply to the Policy Value upon the death of any owner. These requirements are detailed in the Statement of Additional Information.

After the Annuity Commencement Date
-----------------------------------

The death benefit payable, if any, on or after the Annuity Commencement Date depends on the Annuity Payment Option selected.

IF:

.. you are not the Annuitant; and

.. you die on or after the Annuity Commencement Date; and

.. the entire interest in the Policy has not been paid to you;

THEN:

.. the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

When We Do Not Pay A Death Benefit

No death benefit is paid in the following cases:
-----------------------------------------------

IF:

..  you are not the Annuitant; and

..  the Annuitant dies prior to the Annuity Commencement Date; and

.. you did not specifically request that the death benefit be paid upon the Annuitant's death;

THEN:

.. you will become the new Annuitant and the Policy will continue.

IF:

..  you are not the Annuitant; and

..  you die prior to the Annuity Commencement Date;

THEN:

.. the new owner (unless it is your spouse) must generally surrender the Policy within five years of your death for the Policy Value increased or decreased by an Excess Interest Adjustment (if applicable).

Note carefully. If the Policy Owner does not name an Owner's designated
--------------
beneficiary, the Policy Owner's estate will become the new owner. If no probate estate is opened (because, for example, the Policy Owner has precluded the opening of a probate estate by means of a trust or other instrument), and Peoples Benefit has not received written notice of the trust as a successor owner signed prior to the Policy Owner's death, then that trust may not exercise ownership rights to the Policy. It may be necessary to open a probate estate in order to exercise ownership rights to the Policy if no Owner's designated beneficiary is named in the written notice received by Peoples Benefit.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as lump sum or as annuity payments. The death benefit will be the greater of:

..  Policy Value on the date we receive the required information; or

.. Cash Value on the date we receive the required information (this will be more than the Policy Value if there is a positive Excess Interest Adjustment); or

..  Guaranteed Minimum Death Benefit, if any (discussed below).

Guaranteed Minimum Death Benefit Options

On the Policy customer order form, you generally may choose one of the three Guaranteed Minimum Death Benefit Options listed below. After the Policy is issued, you cannot make an election and the death benefit cannot be changed.

If the Guaranteed Minimum Death Benefit is not available because of the age of the Policy Owner or Annuitant, the death benefit will be the greater of the Policy Value or Cash Value as of the date of death.

A.   Return of Premium Death Benefit
     -------------------------------

  The Return of Premium Death Benefit is:

  .  the total Premium Payments;

  . less any adjusted partial withdrawals (discussed below) as of the date of death.

  .  available if the Policy Owner or Annuitant is age 0 to 85 on the Policy
     Date.

  The Return of Premium Death Benefit is not available if the Policy Owner or Annuitant is 85 or older on the Policy Date.

B.   6 Year Step-Up To Age 81 Death Benefit
     --------------------------------------

  The 6 Year Step-Up Death Benefit is:

  . the higher of the initial premium or the Adjusted Policy Value on the 6th, 12th, 18th, etc., Policy Anniversary prior to the earlier date of death or the Annuitant's 81st birthday;

  .   plus premiums paid

  . less partial withdrawals subsequent to the date of the 6th anniversary with the largest Policy Value.

  .   available if the Policy Owner or Annuitant is age 0 to 75 on the Policy
      Date.

C.   Double Enhanced Death Benefit
     -----------------------------

  The Double Enhanced Death Benefit is the greater of (1) or (2) where:

  (1) is a 5% Annually Compounding Death Benefit, equal to the Cumulative Premium Payments, minus Adjusted Partial Withdrawals, plus interest accumulated at 5% per annum from the payment or withdrawal date to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday; and

  (2) is a Step-Up Death Benefit, equal to the largest Policy Value on the Policy Date or on any Policy Anniversary prior to the earlier of the Annuitant's date of death or the Annuitant's 81st birthday, plus any Premium Payments since the date of the Policy Anniversary with the largest Policy Value, minus any Adjusted Partial Withdrawals since the date of the Policy Anniversary with the largest Policy Value.

  The Double Enhanced Death Benefit is available if the Policy Owner or Annuitant is 0 to 79 on the Policy Date.

Adjusted Partial Withdrawal

When you request a partial withdrawal, your Guaranteed Minimum Death Benefit will be reduced by an amount called the Adjusted Partial Withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the amount of your withdrawal request. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total Premium Payments. We have included a detailed explanation of this adjustment in the Statement of Additional Information.

10. OTHER INFORMATION
Peoples Benefit Life Insurance Company ("Peoples Benefit," "We," "Us," "Our")

Peoples Benefit Life Insurance Company is an Iowa stock life insurance company incorporated on August 6, 1920, with Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. It is principally engaged in offering life insurance and annuity policies, and is licensed in 49 states, the District of Columbia, and Puerto Rico.

As of December 31, 2001, Peoples Benefit had statutory-basis assets of approximately $13.8 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.


Peoples Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 202-624-2121.

Peoples Benefit Life Insurance Company Separate Account V

The Separate Account was established by Peoples Benefit on February 1, 1992, and operates under Iowa law.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

Peoples Benefit owns the assets of the Separate Account, and the obligations under the Policy are obligations of Peoples Benefit. These assets are held separately from the other assets of Peoples

Benefit and are not chargeable with liabilities incurred in any other business operation of Peoples Benefit (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Peoples Benefit will always keep assets in the Separate Account with a value at least equal to the total Policy Value under the Policies. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of Peoples Benefit. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of Peoples Benefit's general account assets or any other separate account Peoples Benefit maintains.

The Separate Account has fifty Subaccounts dedicated to the Policy, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at Peoples Benefit's discretion. The Separate Account meets the definition of a "separate account" under Section 2(a)(37) of the 1940 Act.


Policy Owner ("You," "Your")

The Policy Owner is the person or persons designated as the Policy Owner in the customer order form to participate in the Policy. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Annuitant

The person during whose life any annuity payments involving life contingencies will continue.

Payee

The Payee is the Policy Owner, Annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Period

The period during which the Policy Owner may cancel the Policy can be canceled and treated as void from the Policy Date. The period ranges in length from 20 to 30 days (or more in some cases), as specified in your Policy. You bear the risk of any decline in Policy Value during the right to Cancel Period.


Reinstatements

Peoples Benefit occasionally receives requests to reinstate a Policy whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, Peoples Benefit will require the Policy Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by Peoples Benefit). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Policy Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The underlying Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, Peoples Benefit will vote the Portfolio shares held in the Separate

Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. Peoples Benefit will vote Fund shares as to which no timely instructions are received and those shares held by Peoples Benefit as to which Policy Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Policies participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Commencement Date, the Policy Owner holds a voting interest in each Portfolio to which the Policy Value is allocated. The number of votes which are available to a Policy Owner will be determined by dividing the Policy Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Commencement Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Commencement Date will be determined by dividing the reserve for such Policy allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Commencement Date, the votes attributable to a Policy decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

Peoples Benefit retains the right, subject to any applicable law, to make certain changes. Peoples Benefit reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in Peoples Benefit's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Policy Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Policy Owner has been notified of the change.

Peoples Benefit may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. Peoples Benefit will make any new Portfolios available to existing Policy Owners on a basis Peoples Benefit will determine. Peoples Benefit may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make whatever changes in the Policies may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, Peoples Benefit may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for Peoples Benefit and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. Peoples Benefit, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Peoples Benefit believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Peoples Benefit.

        TABLE OF CONTENTS FOR THE ADVISOR'S EDGE SELECT VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
GLOSSARY OF TERMS.........................................................   3
THE POLICY -- GENERAL PROVISIONS..........................................   5
  Owner...................................................................   5
  Entire Policy...........................................................   5
  Non-Participating.......................................................   5
  Misstatement of Age or Sex..............................................   6
  Assignment..............................................................   6
  Addition, Deletion or Substitution of Investments.......................   6
  Excess Interest Adjustment..............................................   6
  Computation of Variable Annuity Income Payments.........................   7
  Exchanges...............................................................   8
GUARANTEED MINIMUM INCOME BENEFIT.........................................   8
ADDITIONAL DEATH BENEFIT..................................................  11
ADDITIONAL DEATH BENEFIT-EXTRA............................................  11
PERFORMANCE INFORMATION...................................................  13
  Money Market Subaccount Yields..........................................  14
  30-Day Yield for Non-Money Market Subaccounts...........................  14
  Standardized Average Annual Total Return for Subaccounts................  15
ADDITIONAL PERFORMANCE MEASURES...........................................  17
  Non-Standardized Cumulative Total Return................................  17
  Non-Standardized Average Annual Total Return............................  17
  Non-Standardized Total Return Year-to-Date..............................  19
  Non-Standardized One Year Return........................................  21
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  23
  Individual Computer Generated Illustrations.............................  26
PERFORMANCE COMPARISONS...................................................  26
SAFEKEEPING OF ACCOUNT ASSETS.............................................  28
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  28
PEOPLES BENEFIT LIFE INSURANCE COMPANY....................................  28
CERTAIN FEDERAL INCOME TAX CONSEQUENCES...................................  29
  Tax Status of the Policy................................................  29
  Distribution Requirements...............................................  29
  Diversification Requirements............................................  29
  Owner Control...........................................................  29
  Withholding.............................................................  30
  Qualified Policies......................................................  30
  Individual Retirement Annuities.........................................  31
  Roth Individual Retirement Annuities (Roth IRA).........................  31
  Section 403(b) Plans....................................................  31
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans............  32
  Deferred Compensation Plans.............................................  32
  Non-Natural Persons.....................................................  32
TAXATION OF PEOPLES BENEFIT...............................................  32
STATE REGULATION OF PEOPLES BENEFIT.......................................  33
RECORDS AND REPORTS.......................................................  33
DISTRIBUTION OF THE POLICIES..............................................  33
LEGAL MATTERS.............................................................  33
INDEPENDENT AUDITORS......................................................  33
OTHER INFORMATION.........................................................  34
FINANCIAL STATEMENTS......................................................  34

                                   APPENDIX A

CONDENSED FINANCIAL INFORMATION


Return of Premium Death Benefit Option (Total Annual Separate Account Expenses:
1.45%)


(For the period June 18, 2001 through December 31, 2001)



                          Aggressive       Alger        American     Clarion Real   Conservative   Dreyfus
                            Asset       Aggressive       Century        Estate         Asset      Small Cap      Gabelli
                          Allocation    Growth(/1/)   International Securities(/1/)  Allocation   Value(/1/)  Global Growth
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A           1.000           N/A           1.000           N/A        1.000         1.000
 12/31/2001............        N/A           0.938           N/A           1.031           N/A        1.024         0.953
Number of units
 outstanding as of:
 12/31/2001............        N/A          28,404           N/A         227,293           N/A    2,847,860       614,222
                                                                                                                  LKCM
                                           Great          Great          Great      J.P. Morgan                 Strategic
                           GE U.S.      Companies--    Companies--    Companies--     Enhanced      Janus         Total
                            Equity      America/SM/     Global/2/   Technology/SM/    Index(/1/)  Growth(/1/)   Return(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........      1.000             N/A           N/A             N/A         1.000        1.000         1.000
 12/31/2001............      0.949             N/A           N/A             N/A         0.940        0.875         0.999
Number of units
 outstanding as of:
 12/31/2001............    208,099             N/A           N/A             N/A       878,233      122,033        77,367
                                        Moderately
                           Moderate     Aggressive        PBHG                                                Transamerica
                            Asset          Asset         Mid Cap         PIMCO        Salomon    Transamerica    Growth
                          Allocation    Allocation       Growth      Total Return     All Cap       Equity    Opportunities
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A             N/A         1.000             N/A         1.000        1.000         1.000
 12/31/2001............        N/A             N/A         0.883             N/A         0.970        0.955         1.138
Number of units
 outstanding as of:
 12/31/2001............        N/A             N/A       545,031             N/A     2,526,729      116,195       388,004
                         Transamerica   Van Kampen     Van Kampen                     Alliance                   Credit
                            Value      Active Int'l     Emerging                      Premier      Alliance   Suisse--Int'l
                           Balanced   Allocation(/1/)    Growth     Alliance Growth    Growth     Technology   Focus(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A           1.000         1.000           1.000         1.000        1.000         1.000
 12/31/2001............        N/A           0.918         0.870           0.914         0.933        0.914         0.933
Number of units
 outstanding as of:
 12/31/2001............        N/A          55,549        94,504          29,724        15,501        1,000     1,166,722
                            Credit                       Dreyfus
                           Suisse--                     Socially                     Federated    Federated     Federated
                          Small Cap    Dreyfus--Core   Responsible   Dreyfus VIF--    American   High Income      Prime
                         Growth(/1/)     Bond(/1/)       Growth      Appreciation   Leaders(/1/)  Bond(/1/)    Money(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........      1.000           1.000         1.000           1.000         1.000        1.000         1.000
 12/31/2001............      1.032           1.006         0.904           0.955         0.950        0.987         1.007
Number of units
 outstanding as of:
 12/31/2001............     53,153       1,945,461        44,459       1,921,167     1,662,159       30,054     3,173,087

                                                                                                Seligman
                          Federated U.S.                              Montgomery             Communications  Seligman
                               Gov't        Federated    Montgomery    Emerging    Seligman       And         Global
                          Securities(/1/)  Utility(/1/)  Growth(/1/) Markets(/1/)  Capital    Information   Technology
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............         1.000         1.000          1.000     1.000        1.000        1.000        1.000
 12/31/2001.............         1.028         0.907          0.911     0.967        0.954        0.987        0.904
Number of units
 outstanding as of:
 12/31/2001.............     2,220,115        43,338        243,876     4,208       53,475      132,530       18,388
                                              Strong       Strong                 Vanguard--                Vanguard--
                          Stein Roe Small International   Multi Cap   Vanguard--   Mid-Cap     Vanguard--   Short-Term
                          Co. Growth(/1/)   Stock(/1/)   Value(/1/)  Equity Index   Index      REIT Index   Corporate
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............         1.000         1.000          1.000       N/A          N/A          N/A          N/A
 12/31/2001.............         0.961         0.898          0.970       N/A          N/A          N/A          N/A
Number of units
 outstanding as of:
 12/31/2001.............         1,000        68,843      2,004,437       N/A          N/A          N/A          N/A
                            Vanguard--        Wanger       Wanger
                            Total Bond     U.S. Smaller  Int'l Small
                           Market Index   Companies(/1/)  Cap(/1/)
                          --------------- -------------- -----------
Accumulation unit
 value as of:
 Start Date*............           N/A         1.000          1.000
 12/31/2001.............           N/A         1.009          0.849
Number of units
 outstanding as of:
 12/31/2001.............           N/A       965,088        749,066


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies--America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard-- Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.

CONDENSED FINANCIAL INFORMATION


6 Year Step-Up to Age 81 Death Benefit Option (Total Annual Separate Account
Expenses: 1.50%)


(For the period June 18, 2001 through December 31, 2001)



                          Aggressive       Alger        American     Clarion Real   Conservative   Dreyfus
                            Asset       Aggressive       Century        Estate         Asset      Small Cap      Gabelli
                          Allocation    Growth(/1/)   International Securities(/1/)  Allocation   Value(/1/)  Global Growth
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A         1.000            N/A          1.000            N/A        1.000         1.000
 12/31/2001............        N/A         0.828            N/A          1.250            N/A        2.109         0.953
Number of units
 outstanding as of:
 12/31/2001............        N/A           215            N/A              0            N/A        2,568         1,168
                                                                                                                  LKCM
                                           Great          Great          Great      J.P. Morgan                 Strategic
                           GE U.S.      Companies--    Companies--    Companies--     Enhanced      Janus         Total
                            Equity      America/SM/     Global/2/   Technology/SM/   Index(/1/)  Growth(/1/)   Return(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........      1.000           N/A            N/A            N/A          1.000        1.000         1.000
 12/31/2001............      0.948           N/A            N/A            N/A          1.022        0.673         0.962
Number of units
 outstanding as of:
 12/31/2001............     25,765           N/A            N/A            N/A         32,035        2,310        25,568
                                        Moderately
                           Moderate     Aggressive                                                            Transamerica
                            Asset          Asset      PBHG Mid Cap       PIMCO        Salomon    Transamerica    Growth
                          Allocation    Allocation       Growth      Total Return     All Cap       Equity    Opportunities
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A           N/A          1.000            N/A          1.000        1.000         1.000
 12/31/2001............        N/A           N/A          0.882            N/A          0.970        0.954         1.138
Number of units
 outstanding as of:
 12/31/2001............        N/A           N/A          1,000            N/A          1,000       35,926         1,000
                         Transamerica   Van Kampen     Van Kampen                     Alliance                   Credit
                            Value      Active Int'l     Emerging                      Premier      Alliance   Suisse--Int'l
                           Balanced   Allocation(/1/)    Growth     Alliance Growth    Growth     Technology   Focus(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........        N/A         1.000          1.000          1.000          1.000        1.000         1.000
 12/31/2001............        N/A         0.879          0.869          0.914          0.932        0.914         0.913
Number of units
 outstanding as of:
 12/31/2001............        N/A        11,508          5,702          1,000          1,000        1,000         2,159
                            Credit                       Dreyfus
                           Suisse--      Dreyfus--      Socially        Dreyfus      Federated    Federated     Federated
                          Small Cap       Core         Responsible       VIF--        American   High Income      Prime
                         Growth(/1/)     Bond(/1/)       Growth      Appreciation   Leaders(/1/)  Bond(/1/)    Money(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........      1.000         1.000          1.000          1.000          1.000        1.000         1.000
 12/31/2001............      1.300         1.006          0.904          0.955          1.096        0.953         1.106
Number of units
 outstanding as of:
 12/31/2001............        145        16,833          1,000          1,000         47,323        4,960       763,514

                                                                                                Seligman
                          Federated U.S.                              Montgomery             Communications  Seligman
                               Gov't        Federated    Montgomery    Emerging    Seligman       And         Global
                          Securities(/1/)  Utility(/1/)  Growth(/1/) Markets(/1/)  Capital    Information   Technology
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000          1.000         1.000       1.000        1.000       1.000        1.000
 12/31/2001.............       1.137          0.804         0.928       1.106        0.954       0.986        0.904
Number of units
 outstanding as of:
 12/31/2001.............           0              0           149           0       10,884       1,000        1,000
                                              Strong       Strong                 Vanguard--                Vanguard--
                          Stein Roe Small International   Multi Cap   Vanguard--   Mid-Cap     Vanguard--   Short-Term
                          Co. Growth(/1/)   Stock(/1/)   Value(/1/)  Equity Index   Index      REIT Index   Corporate
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000          1.000         1.000         N/A          N/A         N/A          N/A
 12/31/2001.............       1.322          0.966          1236         N/A          N/A         N/A          N/A
Number of units
 outstanding as of:
 12/31/2001.............         630              0             0         N/A          N/A         N/A          N/A
                            Vanguard--        Wanger       Wanger
                            Total Bond     U.S. Smaller  Int'l Small
                           Market Index   Companies(/1/)  Cap(/1/)
                          --------------- -------------- -----------
Accumulation unit
 value as of:
 Start Date*............         N/A          1.000         1.000
 12/31/2001.............         N/A          1.363         1.425
Number of units
 outstanding as of:
 12/31/2001.............         N/A          9,173         5,728


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies-- America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard--Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.


(1) See the condensed financial table that appears as part of Appendix B for historical information for these subaccounts prior to the offering of this death benefit option on 6/18/2001.

CONDENSED FINANCIAL INFORMATION


Doubled Enhanced Death Benefit Option (Total Annual Separate Account Expenses:
1.60%)


(For the period June 18, 2001 through December 31, 2001)



                          Aggressive       Alger        American     Clarion Real   Conservative   Dreyfus
                            Asset       Aggressive       Century        Estate         Asset      Small Cap      Gabelli
                          Allocation    Growth(/1/)   International Securities(/1/)  Allocation   Value(/1/)  Global Growth
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........       N/A          1.000            N/A          1.000            N/A        1.000        1.000
 12/31/2001............       N/A          0.937            N/A          1.030            N/A        1.023        0.952
Number of units
 outstanding as of:
 12/31/2001............       N/A         71,242            N/A          8,587            N/A      134,067       80,441
                                                                                                                  LKCM
                                           Great          Great          Great      J.P. Morgan                 Strategic
                           GE U.S.      Companies--    Companies--    Companies--     Enhanced      Janus         Total
                            Equity      America/SM/     Global/2/   Technology/SM/   Index(/1/)  Growth(/1/)   Return(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........     1.000            N/A            N/A            N/A          1.000        1.000        1.000
 12/31/2001............     0.948            N/A            N/A            N/A          0.939        0.874        0.998
Number of units
 outstanding as of:
 12/31/2001............     7,727            N/A            N/A            N/A          8,566       68,417       17,617
                                        Moderately
                           Moderate     Aggressive        PBHG                                                Transamerica
                            Asset          Asset         Mid Cap         PIMCO        Salomon    Transamerica    Growth
                          Allocation    Allocation       Growth      Total Return     All Cap       Equity    Opportunities
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........       N/A            N/A          1.000            N/A          1.000        1.000        1.000
 12/31/2001............       N/A            N/A          0.882            N/A          0.970        0.954        1.137
Number of units
 outstanding as of:
 12/31/2001............       N/A            N/A         86,881            N/A         11,349       53,623        1,000
                         Transamerica   Van Kampen     Van Kampen                     Alliance                   Credit
                            Value      Active Int'l     Emerging                      Premier      Alliance   Suisse--Int'l
                           Balanced   Allocation(/1/)    Growth     Alliance Growth    Growth     Technology   Focus(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........       N/A          1.000          1.000          1.000          1.000        1.000        1.000
 12/31/2001............       N/A          0.917          0.869          0.913          0.932        0.914        0.932
Number of units
 outstanding as of:
 12/31/2001............       N/A          1,093         59,771          1,000          1,000       14,447        1,000
                            Credit                       Dreyfus
                           Suisse--                     Socially                     Federated    Federated     Federated
                          Small Cap   Dreyfus-- Core   Responsible   Dreyfus VIF--    American   High Income      Prime
                         Growth(/1/)     Bond(/1/)       Growth      Appreciation   Leaders(/1/)  Bond(/1/)    Money(/1/)
                         ------------ --------------- ------------- --------------- ------------ ------------ -------------
Accumulation unit
 value as of:
 Start Date*...........     1.000          1.000          1.000          1.000          1.000        1.000        1.000
 12/31/2001............     1.031          1.006          0.903          0.954          0.950        0.986        1.007
Number of units
 outstanding as of:
 12/31/2001............     1,000         16,658          1,000          5,143          3,232        1,000       28,104

                                                                                                Seligman
                          Federated U.S.                              Montgomery             Communications  Seligman
                               Gov't        Federated    Montgomery    Emerging    Seligman       And         Global
                          Securities(/1/)  Utility(/1/)  Growth(/1/) Markets(/1/)  Capital    Information   Technology
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000           1.000        1.000       1.000        1.000        1.000        1.000
 12/31/2001.............       1.027           0.907        0.911       0.966        0.953        0.986        0.904
Number of units
 outstanding as of:
 12/31/2001.............      12,377           8,642        1,000       1,000       49,584       11,301       52,553
                                              Strong       Strong                 Vanguard--                Vanguard--
                          Stein Roe Small International   Multi Cap   Vanguard--   Mid-Cap     Vanguard--   Short-Term
                          Co. Growth(/1/)   Stock(/1/)   Value(/1/)  Equity Index   Index      REIT Index   Corporate
                          --------------- -------------- ----------- ------------ ---------- -------------- ----------
Accumulation unit
 value as of:
 Start Date*............       1.000           1.000        1.000         N/A          N/A          N/A          N/A
 12/31/2001.............       0.960           0.897        0.969         N/A          N/A          N/A          N/A
Number of units
 outstanding as of:
 12/31/2001.............      12,157           1,096       39,481         N/A          N/A          N/A          N/A
                            Vanguard--     Wanger U.S.     Wanger
                            Total Bond       Smaller     Int'l Small
                           Market Index   Companies(/1/)  Cap(/1/)
                          --------------- -------------- -----------
Accumulation unit
 value as of:
 Start Date*............         N/A           1.000        1.000
 12/31/2001.............         N/A           1.008        0.848
Number of units
 outstanding as of:
 12/31/2001.............         N/A          17,347        9,227


* All subaccounts had commenced operations on 6/18/2001 except for the following which had not commenced operations as of 12/31/2001: Aggressive Asset Allocation, Conservative Asset Allocation, Great Companies--America/SM/, Great Companies--Global/2/, Great Companies--Technology/SM/, Moderate Asset Allocation, Moderately Aggressive Asset Allocation, American Century International, PIMCO Total Return, Transamerica Value Balanced, Vanguard-- Total Bond Market Index, Vanguard--Short-Term Corporate; Vanguard--Equity Index, Vanguard--Mid-Cap Index and Vanguard--REIT Index.

                                  APPENDIX B

If you are a Policy Owner of Policy AV375, below is a description of the significant features of your Policy and the available investment options that may be different than described in the Prospectus. Please see your actual policy and any attachments for determining your specific coverage.

The Nursing Care and Terminal Condition Option, Unemployment Waiver Option, and the Guaranteed Minimum Death Benefit Options are currently not available to Policy Owners of Policy AV375.

INVESTMENT OPTIONS

The Advisor's Edge Select variable annuity offers you a means of investing in nineteen portfolios offered by seven different investment companies and four General Account Guaranteed Options.



AEGON/Transamerica Series Fund, Inc.      Wanger Advisors Trust
  Alger Aggressive Growth                   Wanger U.S. Smaller Companies
  Clarion Real Estate Securities            Wanger International Small Cap
  Dreyfus Small Cap Value
  Janus Growth                            The following Subaccount is only
  J.P. Morgan Enhanced Index              available to Owners who held an
  LKCM Strategic Total Return             investment in this Subaccount on
  Van Kampen Active International         September 1, 2000. However, if an
  Allocation                              owner withdraws all of his or her
                                          money from this Subaccount after
Credit Suisse Trust                       September 1, 2000, that owner may
  Credit Suisse--International            not reinvest in this Subaccount.
  Focus Portfolio
  Credit Suisse--Small Cap Growth         AEGON/Transamerica Series Fund, Inc.
  Portfolio                               Janus Global

The Federated Insurance Series            Effective April 6, 2001, the mutual
  Federated American Leaders Fund         fund underlying the following
  II                                      Subaccount was closed to new
  Federated High Income Bond Fund         participation agreements with other
  II                                      insurance company separate accounts
  Federated Prime Money Fund II           for shareholder servicing:
  Federated Fund for U.S.
   Government Securities II               Strong Variable Insurance Funds,
  Federated Utility Fund II               Inc.
                                            Strong International Stock Fund
 The Montgomery Funds III                   II
   Montgomery Variable Series:
   Emerging Markets Fund                  The following Subaccount is only
                                          available to Owners who held an
SteinRoe Variable Investment Trust        investment in this Subaccount on May
  Stein Roe Small Company Growth          1, 2002. However, if an owner
   Fund, Variable Series--Class A         withdraws all of his or her money
                                          from this Subaccount after May 1,
Strong Variable Insurance Funds,          2002, that owner may not reinvest in
Inc.                                      this Subaccount.
  Strong Multi Cap Value Fund II
                                          The Montgomery Funds III
                                          Montgomery Variable Series:
                                          Growth Fund

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Portfolios you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, Peoples Benefit will move your investment out of the Portfolios and into the general account of Peoples Benefit.

.. Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

.. Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

.. Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, Peoples Benefit will make any remaining payments to the Beneficiary.

..  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Mortality and Expense Risk Charge

Peoples Benefit charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 1.35% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to Peoples Benefit's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then Peoples Benefit will bear the loss.

Fee Table

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases........................................ None
Contingent Deferred Sales Load (surrender charge)...................... None
Exchange Fees.......................................................... None

Annual Contract Maintenance Fee........................................ None

Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge...................................... 1.35%
Administrative Charge.................................................. 0.15%
                                                                        ----
Total Annual Separate Account Expenses................................. 1.50%*

* Separate Account Annual Expenses are not charged against the General Account Guaranteed Options.

Minimum Balance Requirements

The minimum required balance in any Portfolio is $250, except where Purchase Payments are made by monthly payroll deduction. The minimum required balance in any General Account Guaranteed Option, except the Dollar Cost Averaging Fixed Account Option, is $1,000. If an exchange or withdrawal would reduce the balance in a Portfolio to less than $250 (or $1,000 in the case of a General Account Guaranteed Option other than the Dollar Cost Averaging Fixed Account Option), Peoples Benefit will transfer the remaining balance to the remaining Portfolios under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, Peoples Benefit may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. Peoples Benefit would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, Peoples Benefit will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and Peoples Benefit has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value (plus any positive Market Value Adjustment applicable under the Multi-Year Guaranteed Rate Option) on the Annuity Date elected by the Beneficiary and approved by Peoples Benefit or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period before the Annuitant attains age 81, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. For any six-year period after the one in which the Annuitant attains age 81, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 81 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, Peoples Benefit will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the customer order form. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before Peoples Benefit acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to Peoples Benefit and obtaining approval from Peoples Benefit. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

.. If there is more than one Beneficiary, each will share in the Death Benefit equally.

.. If one or two or more Beneficiaries have already died, Peoples Benefit will pay that share of the Death Benefit equally to the survivor(s).

.. If no Beneficiary is living, Peoples Benefit will pay the proceeds to the Contract Owner.

.. If a Beneficiary dies at the same time as the Annuitant, Peoples Benefit will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before Peoples Benefit receives due proof of the Annuitant's death, Peoples Benefit will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, Peoples Benefit will pay any remaining Payments Certain to that Beneficiary's named
Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, Peoples Benefit must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as

Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page B-4.


Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, Peoples Benefit must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

Peoples Benefit will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which Peoples Benefit may delay the payment beyond seven days:

.. the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

.. an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

..  the SEC permits a delay for your protection as a Contract Owner

..  the payment is derived from premiums paid by check, in which case Peoples
   Benefit may delay payment until the check has cleared your bank.

CONDENSED FINANCIAL INFORMATION (Contract Owners of Policy AV375)


(For the period October 26, 1998 through December 31, 2001)



                            Alger      Clarion                   J.P. Morgan                              LKCM
                          Aggressive Real Estate  Dreyfus Small   Enhanced                   Janus     Strategic
                            Growth   Securities     Cap Value       Index    Janus Global    Growth   Total Return
                          ---------- ----------- --------------- ----------- ------------- ---------- ------------
Accumulation unit
 value as of:
 Start Date*............      1.000       1.000         1.000         1.000        1.000        1.000      1.000
 12/31/1998.............        N/A         N/A         1.192         1.154          N/A          N/A        N/A
 12/31/1999.............      1.488       0.895         1.520         1.343        1.553        1.359      1.053
 12/31/2000.............      1.007       1.143         1.662         1.179        1.262        0.951      0.999
 12/31/2001.............      0.828       1.250         2.109         1.022        0.959        0.673      0.962
Number of units
 outstanding as of:
 12/31/1998.............        N/A         N/A         1,000         1,000          N/A          N/A        N/A
 12/31/1999.............    246,122       2,881       541,434     1,662,594      575,729      676,854    280,925
 12/31/2000.............  1,343,845     185,954     1,310,663     3,225,502    3,050,196    5,679,261  1,019,180
 12/31/2001.............  1,424,490     305,095     1,226,430     3,668,440    2,950,184    6,682,199    950,003
                          Van Kampen
                            Active     Credit    Credit Suisse--  Federated    Federated   Federated   Federated
                            Int'l     Suisse--      Small Cap     American    High Income    Prime     U.S. Gov't
                          Allocation Int'l Focus     Growth        Leaders       Bond        Money     Securities
                          ---------- ----------- --------------- ----------- ------------- ---------- ------------
Accumulation unit
 value as of:
 Start Date*............      1.000       1.000         1.000         1.000        1.000        1.000      1.000
 12/31/1998.............      1.102       1.078         1.169         1.096        1.056        1.005      1.007
 12/31/1999.............      1.437       1.630         1.947         1.512        1.065        1.036      0.986
 12/31/2000.............      1.157       1.190         1.571         1.162        0.954        1.082      1.079
 12/31/2001.............      0.879       0.913         1.300         1.096        0.953        1.106      1.137
Number of units
 outstanding as of:
 12/31/1998.............      1,000       1,000         1,000         1,000        1,000      449,266      1,000
 12/31/1999.............  1,139,793      17,503        14,585     1,288,094      327,458   13,680,189  1,512,032
 12/31/2000.............  1,312,308     324,739     1,599,802     1,463,986      697,331    3,521,141  3,093,041
 12/31/2001.............  1,385,843     314,630     1,708,471     1,651,193      752,567    3,883,105  2,914,758
                                                   Montgomery     Stein Roe     Strong       Strong      Wanger
                          Federated  Montgomery     Emerging      Small Co.  International Multi Cap  U.S. Smaller
                           Utility     Growth        Markets       Growth        Stock       Value     Companies
                          ---------- ----------- --------------- ----------- ------------- ---------- ------------
Accumulation unit
 value as of:
 Start Date*............      1.000       1.000         1.000         1.000        1.000        1.000      1.000
 12/31/1998.............      1.062       1.115         1.055         1.097        1.146        1.185      1.114
 12/31/1999.............      1.064       1.327         1.714         1.601        2.114        1.134      1.373
 12/31/2000.............      0.946       1.189         1.206         1.492        1.260        1.205      1.243
 12/31/2001.............      0.804       0.928         1.106         1.322        0.966        1.236      1.363
Number of units
 outstanding as of:
 12/31/1998.............      1,000       1,000         1,000         1,000        1,000        1,000      1,000
 12/31/1999.............    166,796     694,679        19,596        17,443       11,722      246,470    549,766
 12/31/2000.............    400,549     974,438       146,101       501,747       87,708    1,117,504    432,510
 12/31/2001.............    314,705   1,065,120       140,619       118,323      105,893    1,171,504    298,207

                                        Wanger
                                         Int'l
                                       Small Cap
                                       ---------
Accumulation unit value as of:
 Start Date*.........................     1.000
 12/31/1998..........................     1.159
 12/31/1999..........................     2.584
 12/31/2000..........................     1.835
 12/31/2001..........................     1.425
Number of units outstanding as of:
 12/31/1998..........................     1,000
 12/31/1999..........................   305,860
 12/31/2000..........................   726,164
 12/31/2001..........................   679,826


*  Date of commencement of operations for the Subaccounts was as follows:
   10/26/98 for all Subaccounts except the Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return Subaccounts, which was 5/3/99.

                     PEOPLES BENEFIT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT V

                       STATEMENT OF ADDITIONAL INFORMATION

                                     for the

                     ADVISOR'S EDGE SELECT VARIABLE ANNUITY

                                   Offered by
                     Peoples Benefit Life Insurance Company
                             (An Iowa Stock Company)
                                   Home Office
                            4333 Edgewood Road, N.E.
                            Cedar Rapids, Iowa 52499

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge Select variable annuity policy (the "Policy") offered by Peoples Benefit Life Insurance Company (the "Company" or "Peoples Benefit"). You may obtain a copy of the Prospectus dated May 1, 2002, by calling 800-866-6007 or by writing to our Administrative Offices, at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

                                   May 1, 2002

                                TABLE OF CONTENTS

                                                                                                    Page Number
                                                                                                    -----------
GLOSSARY OF TERMS                                                                                        3
THE POLICY - GENERAL PROVISIONS                                                                          5
         Owner                                                                                           5
         Entire Policy                                                                                   5
         Non-Participating                                                                               5
         Misstatement of Age or Sex                                                                      6
         Assignment                                                                                      6
         Addition, Deletion or Substitution of Investments                                               6
         Excess Interest Adjustment                                                                      6
         Computation of Variable Annuity Income Payments                                                 7
         Exchanges                                                                                       8
GUARANTEED MINIMUM INCOME BENEFIT                                                                        8
ADDITIONAL DEATH BENEFIT                                                                                11
ADDITIONAL DEATH BENEFIT - EXTRA                                                                        11
PERFORMANCE INFORMATION                                                                                 13
         Money Market Subaccount Yields                                                                 14
         30-Day Yield for Non-Money Market Subaccounts                                                  14
         Standardized Average Annual Total Return for Subaccounts                                       15
ADDITIONAL PERFORMANCE MEASURES                                                                         17
         Non-Standardized Cumulative Total Return                                                       17
         Non-Standardized Average Annual Total Return                                                   17
         Non-Standardized Total Return Year-to-Date                                                     19
         Non-Standardized One Year Return                                                               21
         Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
           Adjusted Historical Average Annual Total Return                                              23
         Individualized Computer Generated Illustrations                                                26
PERFORMANCE COMPARISONS                                                                                 26
SAFEKEEPING OF ACCOUNT ASSETS                                                                           28
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS                                                      28
PEOPLES BENEFIT LIFE INSURANCE COMPANY                                                                  28
CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                                                 29
         Tax Status of the Policy                                                                       29
         Distribution Requirements                                                                      29
         Diversification Requirements                                                                   29
         Owner Control                                                                                  29
         Withholding                                                                                    30
         Qualified Policies                                                                             30
         Individual Retirement Annuities                                                                31
         Roth Individual Retirement Annuities (Roth IRA)                                                31
         Section 403(b) Plans                                                                           31
         Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans                                   32
         Deferred Compensation Plans                                                                    32
         Non-Natural Persons                                                                            32
TAXATION OF PEOPLES BENEFIT                                                                             32
STATE REGULATION OF PEOPLES BENEFIT                                                                     33
RECORDS AND REPORTS                                                                                     33
DISTRIBUTION OF THE POLICIES                                                                            33
LEGAL MATTERS                                                                                           33
INDEPENDENT AUDITORS                                                                                    33
OTHER INFORMATION                                                                                       34
FINANCIAL STATEMENTS                                                                                    34

                                GLOSSARY OF TERMS

Accumulation Unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value - An amount equal to the policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office -- Financial Markets Division - Variable Annuity Department, Peoples Benefit Life Insurance Company, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Annuitant - The person during whose life, annuity payments involving life contingencies will continue.

Annuity Commencement Date - The date upon which annuity payments are to commence. This date may be any date at least thirty days after the policy date and may not be later than the last day of the policy month starting after the annuitant attains age 85, except expressly allowed by Peoples Benefit.

Annuity Payment Option - A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit - An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary - The person who has the right to the death benefit set forth in the policy.

Business Day - A day when the New York Stock Exchange is open for business.

Cash Value - The policy value increased or decreased by an excess interest adjustment, less the annual service charge, and less any applicable premium taxes and any rider fees.

Code - The Internal Revenue Code of 1986, as amended.

Enrollment form - A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment - A positive or negative adjustment to amounts withdrawn upon partial withdrawals, full surrenders or transfers from the guaranteed period options, or to amounts applied to annuity payment options. The adjustment reflects changes in the interest rates declared by Peoples Benefit since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account - One or more investment choices under the policy that are part of Peoples Benefit general assets and which are not in the separate account.

Guaranteed Period Options - The various guaranteed interest rate periods of the fixed account, which Peoples Benefit may offer, into which purchase payments may be paid or amounts may be transferred.

Nonqualified Policy - A policy other than a qualified policy.

Owner - The individual or entity that owns an individual policy.

Policy - The individual policy.

Policy Value - On or before the annuity commencement date, the policy value is equal to the owner's:

.. Purchase Payments; minus
.. Partial withdrawals (including any applicable excess interest adjustments on such withdrawals); plus
.. Interest credited in the fixed account; plus or minus
.. Accumulated gains or losses in the separate account; minus
.. Services charges, premium taxes, rider fees, and transfer fees, if any.

Policy Year - A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Purchase Payment - An amount paid to Peoples Benefit by the owner or on the owner's behalf as consideration for the benefits provided by the policy.

Qualified Policy - A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account - Peoples Benefit Life Insurance Company Separate Account V, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), to which Purchase Payments under the policies may be allocated.

Service Charge - An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses.

Subaccount - subdivision within the separate account, the assets of which are invested in specified portfolios of the underlying funds.

Successor Owner - A person appointed by the owner to succeed to ownership of the policy in the event of the death of the owner who is not the annuitant before the annuity commencement date.

Valuation Period - The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments - Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice or Written Request - Written notice, signed by the owner, that gives Peoples Benefit the information it requires and is received at the administrative and service office. For some transactions, Peoples Benefit may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements Peoples Benefit establishes for such notices.

                         THE POLICY - GENERAL PROVISIONS

OWNER

The Policy shall belong to the owner upon issuance of the Policy after completion of an enrollment form and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Policy; (2) surrender the policy; (3) amend or modify the Policy with the consent of Peoples Benefit; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary, and of your spouse in a community or marital property state.

Unless Peoples Benefit has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

A successor owner can be named in the enrollment form, information provided in lieu thereof, or in a written notice. The successor owner will become the new owner upon your death, if you predecease the annuitant. If no successor owner survives you and you predecease the annuitant, your estate will become the owner.

Note Carefully. If the owner does not name a contingent owner, the owner's
--------------
estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Peoples Benefit has received written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy if no contingent owner is named in a written notice received by Peoples Benefit.

The owner may change the ownership of the policy in a written notice. When the change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Peoples Benefit has made or action Peoples Benefit has taken before recording the change. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred (except to the owner's spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the successor owner within five years of the owner's death, or payments must be made for a period certain or for the successor owner's lifetime so long as any period certain does not exceed that successor owner's life expectancy, if the first payment begins within one year of your death.

ENTIRE POLICY

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof constitute the entire Policy between Peoples Benefit and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof. No registered representative has authority to change or waive any provision of the policy.

NON-PARTICIPATING

The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of Peoples Benefit.

MISSTATEMENT OF AGE OR SEX

Peoples Benefit may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Policy are incorrect, Peoples Benefit will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, Peoples Benefit will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Policy may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. Peoples Benefit is not responsible for the validity of any assignment. No assignment will be recognized until Peoples Benefit receives the appropriate Peoples Benefit form notifying Peoples Benefit of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. Peoples Benefit shall not be liable as to any payment or other settlement made by Peoples Benefit before receipt of the appropriate Peoples Benefit form.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

Peoples Benefit cannot and does not guarantee that any of the subaccounts will always be available for purchase payments, allocations or transfers. Peoples Benefit retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Peoples Benefit reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying funds, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the judgment of Peoples Benefit, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission ("SEC"). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuities, or from effecting an exchange between series or classes of variable annuities on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Peoples Benefit, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Peoples Benefit. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Peoples Benefit may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Peoples Benefit will notify you and request reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Peoples Benefit will reinvest the amounts in the subaccount that invests in the Federated Prime Money Fund II (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Peoples Benefit may, by appropriate endorsement, make such changes in the policy as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Peoples Benefit also may transfer the assets of the separate account associated with the policies to another account or accounts.

EXCESS INTEREST ADJUSTMENT

Money that you withdraw from, transfer out of, or apply to an annuity payment option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option, may be subject to any excess interest adjustment. At the time you request a withdrawal, if the interest rates Peoples Benefit sets have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower policy value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher policy value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the purchase payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effect annual interest rate of 3%. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment ("EIA") is:

EIA = S* (G-C)* (M/12)

Where
       S = the gross amount being surrendered, withdrawn, transferred or applied to a Payment Option that is subject to the EIA.

       G = the guaranteed interest rate applicable to S.

       C = the current guaranteed interest rate then being offered on new purchase payments for the next longer Guaranteed Period than "M". If this form, or such a Guaranteed Period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

       M = the number of months remaining in the Guaranteed Period for S, rounded up to the next higher whole number of months.

       No cap on positive EIA adjustment. Floor on negative EIA is effective on full surrender.

       On full surrender, each Guaranteed Period Option's ("GPO") contribution to the adjusted Policy Value will never fall below the sum of purchase payments, less any prior withdrawals and transfers from that GPO, plus interest at the 3% guaranteed effective annual interest rate.

       Some states may not allow an EIA.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

In order to supplement the description in the Prospectus and Appendixes A and B thereto, the following provides additional information about the Policy which may be of interest to Policy Owners.

The amounts shown in the Annuity Tables contained in your Policy represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Policy corresponding to the Annuity Payment Option elected by the Policy Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where

     (a)   =      the Annuity Unit Value for the immediately preceding Business
                  Day;

     (b)   =      the Net Investment Factor for the day;

     (c)   =      the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)   =      any increase or decrease in the value of the Subaccount due to investment results;

     (b)   =      a daily charge assessed at an annual rate of 1.45% for the mortality and expense risks assumed by Peoples Benefit which may vary depending on the Death Benefit Option you choose;

     (c)   =      a daily charge for the cost of administering the Policy
                  corresponding to an annual charge of .15% of the value of the Subaccount.

The Annuity Tables contained in the Policy are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Policy are based on a 60% female/40% male blending of the above for all annuitants of either gender.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing subaccount to Annuity Units of any other subaccount(s) then available. The written request for an exchange must be received by us, however, at least ten Business Days prior to the first payment date on which the exchange is to take effect. An exchange shall result in the same dollar amount as that of the Annuity Payment on the date of exchange (the "Exchange Date"). Each year you may make an unlimited number of free exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for exchanges in excess of twelve per Policy Year.

Exchanges will be made using the Annuity Unit Value for the subaccounts on the date the written request for exchange is received. On the Exchange Date, Peoples Benefit will establish a value for the current subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing subaccounts and compute the number of Annuity Units for the new subaccounts by dividing the Annuity Unit Value of the new subaccounts into the value previously calculated for the existing subaccounts.

GUARANTEED MINIMUM INCOME BENEFIT - ADDITIONAL INFORMATION

The amounts shown below are hypothetical guaranteed minimum monthly payment amounts under the Guaranteed Minimum Income Benefit ("GMIB") for a $100,000 premium when annuity payments do not begin until the policy anniversary indicated in the left-hand column. These figures assume the following:

..  there were no subsequent premium payments or surrenders;
..  there were no premium taxes;
..  the $100,000 premium is subject to the GMIB;
..  the annuitant is (or both annuitants are) 60 years old when the rider is issued;
..  the annual growth rate is 6.0% (once established an annual growth rate will not change during the life of the GMIB; and .. there is no upgrade of the minimum income base.

Six different annuity payment options are illustrated: a male annuitant, a female annuitant and a joint and survivor annuity, each on a Life Only and a Life with 10 year Certain basis. The figures below, which are the amount of the first monthly payment, are based on an assumed investment return of 3%. Subsequent payments will never be less than the amount of the first payment (although subsequent payments are calculated using a 5% assumed investment return).

Life Only = Life Annuity with No Period Certain

Life 10 = Life Annuity with 10 Years Certain


----------------------------------------------------------------------------------------------------------------------
  Rider Anniversary at                 Male                         Female                    Joint & Survivor
  Exercise Date
----------------------------------------------------------------------------------------------------------------------
                              Life Only      Life 10        Life Only        Life 10        Life Only       Life 10
----------------------------------------------------------------------------------------------------------------------
        10 (age 70)             $1,112       $1,049           $1,035           $999            $876           $872
----------------------------------------------------------------------------------------------------------------------
            15                   2,212        1,824            2,075          1,788           1,336          1,349
----------------------------------------------------------------------------------------------------------------------
        20 (age 80)              3,759        2,707            3,605          2,694           2,200          2,117
----------------------------------------------------------------------------------------------------------------------

This hypothetical illustration should not be deemed representative of past or future performance of any underlying variable investment option.

Surrenders will affect the minimum income base as follows: Each policy year, surrenders up to the limit of the total free amount (the minimum income base on the last policy anniversary multiplied by the annual growth rate) reduce the minimum income base on a dollar-for-dollar basis. Surrenders over this free amount will reduce the minimum income base on a pro rata basis by an amount equal to the minimum income base immediately prior to the excess surrender multiplied by the percentage reduction in the policy value resulting from the excess surrender. The free amount will always be a relatively small fraction of the minimum income base.

Examples of the effect of surrenders on the minimum income base are as follows:

-----------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 1
-----------------------------------------------------------------------------------------------------------------
                                                   Assumptions
-----------------------------------------------------------------------------------------------------------------
..  minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------
..  minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------
..  policy value at time of distribution:                            $15,000
-----------------------------------------------------------------------------------------------------------------
..  distribution amount:                                             $500
-----------------------------------------------------------------------------------------------------------------
..  prior distribution in current policy year:                       None
-----------------------------------------------------------------------------------------------------------------
                                                  Calculations
-----------------------------------------------------------------------------------------------------------------
..  maximum annual free amount:                                      $10,000 x 6% = $600
-----------------------------------------------------------------------------------------------------------------
..  policy value after distribution:                                 $15,000 - $500 = $14,500
-----------------------------------------------------------------------------------------------------------------
..  minimum income base after distribution (since the distribution   $10,500 - $500 = $10,000
   amount was less than the maximum annual adjustment free amount):
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 2
-----------------------------------------------------------------------------------------------------------------
                                                   Assumptions
-----------------------------------------------------------------------------------------------------------------
..  minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------
..  minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------
..  policy value at time of distribution:                            $15,000
-----------------------------------------------------------------------------------------------------------------
..  distribution amount:                                             $1,500
-----------------------------------------------------------------------------------------------------------------
..  prior distribution in current policy year:                       $1,000
-----------------------------------------------------------------------------------------------------------------
                                                   Calculations
-----------------------------------------------------------------------------------------------------------------
..  maximum annual free amount:                                      $0.0
-----------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------
..  policy value after distribution:                                 $15,000 - $1,500 = $13,500
-----------------------------------------------------------------------------------------------------------------
     (since the policy value is reduced 10% ($1,500/$15,000), the minimum income base is also reduced 10%)
-----------------------------------------------------------------------------------------------------------------
..  minimum income base after distribution:                          $10,500 - (10% x $10,500) = $9,450
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                    EXAMPLE 3
-----------------------------------------------------------------------------------------------------------------
                                                   Assumptions
-----------------------------------------------------------------------------------------------------------------
..  minimum income base on last policy anniversary:                  $10,000
-----------------------------------------------------------------------------------------------------------------
..  minimum income base at time of distribution:                     $10,500
-----------------------------------------------------------------------------------------------------------------
..  policy value at time of distribution:                            $7,500
-----------------------------------------------------------------------------------------------------------------
..  distribution amount:                                             $1,500
-----------------------------------------------------------------------------------------------------------------
..  prior distribution in current policy year:                       $1,000
-----------------------------------------------------------------------------------------------------------------
                                                Calculations
-----------------------------------------------------------------------------------------------------------------
..  maximum annual free amount:                                      $0.0
-----------------------------------------------------------------------------------------------------------------
   (prior distributions have exceeded the current year free amount of $600 [$10,000 x 6% = $600])
-----------------------------------------------------------------------------------------------------------------
..  policy value after distribution:                                 $7,500 - $1,500 = $6,000
-----------------------------------------------------------------------------------------------------------------
   (since the policy value is reduced 20% ($1,500/$7,500), the minimum income base is also reduced 20%)
-----------------------------------------------------------------------------------------------------------------
..  minimum income base after distribution:                          $10,500 - (20% x $10,500) = $8,400
-----------------------------------------------------------------------------------------------------------------

The amount of the first payment provided by the GMIB will be determined by multiplying each $1,000 of minimum income base by the applicable annuity factor shown on Schedule I of the GMIB. The applicable annuity factor depends upon the annuitant's (and joint annuitant's, if any) sex (or without regard to gender if required by law), age, any annuity factor age adjustment, and the GMIB payment option selected and is based on a guaranteed interest rate of 3% and the "2000 Table" using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for males, 50% of G for females). Subsequent payments will be calculated as described in the GMIB using a 5% assumed investment return. Subsequent payments may fluctuate annually in accordance with the investment performance of the annuity subaccounts. However, subsequent payments are guaranteed to never be less than the initial payment.

The stabilized payment on each subsequent policy anniversary after annuitization using the rider will equal the greater of the initial payment or the payment supportable by the annuity units in the selected subaccounts. The supportable payment is equal to the number of variable annuity units in the selected subaccounts multiplied by the variable annuity unit values in those subaccounts on the date the payment is made. The variable annuity unit values used to calculate the supportable payment will assume a 5% assumed investment return. If the supportable payment at any payment date during a policy year is greater than the stabilized payment for that policy year, the excess will be used to purchase additional annuity units. Conversely, if the supportable payment at any payment date during a policy year is less than the stabilized payment for that policy year, there will be a reduction in the number of annuity units credited to the policy to fund the deficiency. In the case of a reduction, you will not participate as fully in the future investment performance of the subaccounts you selected since fewer annuity units are credited to your policy. Purchases and reductions will be allocated to each subaccount on a proportionate basis.

Peoples Benefit bears the risk that it will need to make payments if all annuity units have been used in an attempt to maintain the stabilized payment at the initial payment level. In such an event, Peoples Benefit will make all future payments equal to the initial payment. Once all the annuity units have been used, the amount of your payment will not increase or decrease and will not depend upon the performance of any subaccounts. To compensate People Benefits for this risk, a guaranteed payment fee will be deducted.

ADDITIONAL DEATH BENEFIT -- ADDITIONAL INFORMATION

The following examples illustrate the additional death benefit payable by this rider as well as the effect of a partial surrender on the additional death benefit amount.

                                                               Example 1

-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $25,000
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $30,000
-------------------------------------------------------------------------------------------------------------------------
Death Benefit on date of surrender                                                                      $150,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings on Date of Surrender (Death Benefit - Policy Value on Rider Date                         $25,000
- Premiums paid after Rider Date = $150,000 - $100,000 - $25,000):
-------------------------------------------------------------------------------------------------------------------------
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):                                    $5,000
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $200,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at                                $80,000
time of Surrender = $200,000 - $100,000 - $25,000 + $5,000):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%*  $80,000):   $32,000
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $232,000
-------------------------------------------------------------------------------------------------------------------------

                                                     Example 2
-------------------------------------------------------------------------------------------------------------------------
Policy Value on the Rider Date:                                                                         $100,000
-------------------------------------------------------------------------------------------------------------------------
Premiums paid after the Rider Date before Surrender:                                                    $0
-------------------------------------------------------------------------------------------------------------------------
Gross Partial Surrenders after the Rider Date:                                                          $0
-------------------------------------------------------------------------------------------------------------------------
Base Policy Death Benefit on the date of Death Benefit Calculation:                                     $75,000
-------------------------------------------------------------------------------------------------------------------------
Rider Earnings (= Death Benefit - policy value on Rider Date - Premiums since                           $0
Rider Date + Surrenders since Rider Date that exceeded Rider Earnings at time of Surrender = $75,000 - $100,000 - $0 + $0):
-------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40% * $0):        $0
-------------------------------------------------------------------------------------------------------------------------
Total Death Benefit paid (= Base policy death benefit plus Additional Death Benefit Amount):            $75,000
-------------------------------------------------------------------------------------------------------------------------

ADDITIONAL DEATH BENEFIT - EXTRA  -- ADDITIONAL INFORMATION

Assume the Additional Death Benefit - Extra is added to a new policy opened with $100,000 initial premium. The client is less than age 70 on the Rider Date. The client chose the 75% Initial Death Benefit Option with a Rider Fee of 0.60%. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The client adds $25,000 premium in the 3rd Rider Year when the Death Proceeds are equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Death Proceeds are equal to $145,000. After 5 years, the Death Proceeds have grown to $130,000.

                                                      Example
--------------------------------------------------------------------------------------------------------------------------
Death Proceeds on Rider Date (equals initial policy value since new policy)                             $100,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during first Rider Year                                                        $0
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $110,000)                    $660
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)                         $660
--------------------------------------------------------------------------------------------------------------------------
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.60% * $95,000)                    $570
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $660 + $570)           $1,230
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                     ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to premium payment in 3rd year (= Current Death Proceeds - Death Proceeds on        $15,000
Rider Date - Premiums paid after Rider Date + Withdrawal amounts that exceeded
Future Growth prior to withdrawal = $115,000 - $100,000 - $0 + $0)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= Initial Death Benefit Option *                        $75,000
Death Proceeds on Rider Date - withdrawal amounts that exceeded Future
Growth prior to withdrawal = 75% * $100,000 - $0)
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= Future Growth + Percentage of Initial Death Proceeds remaining = $15,000 +        $90,000
$75,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth after premium payment (= $140,000 (increased by premium) - $100,000 - $25,000 + $0)       $15,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $0)                                  $75,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $15,000 + $75,000)                                                                $90,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                     ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth prior to withdrawal in 4th Rider Year (= $145,000 - $100,000 - $25,000 + $0)              $20,000
--------------------------------------------------------------------------------------------------------------------------
Amount of Withdrawal that exceeds Future Growth prior to withdrawal (= maximum of 0 and $35,000 -       $15,000
$20,000)
--------------------------------------------------------------------------------------------------------------------------
Future Growth just after withdrawal in 4th Rider Year (= $110,000 (reduced by withdrawal                $0
ignoring any potential adjustments on a variable policy) - $100,000 - $25,000 + $15,000)
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining after withdrawal (= 75% * $100,000 - $15,000)            $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $0 + $60,000)                                                                     $60,000
--------------------------------------------------------------------------------------------------------------------------
....                                                                                                     ...
--------------------------------------------------------------------------------------------------------------------------
Future Growth after 5 Years (= $130,000 -  $100,000 - $25,000 + $15,000)                                $20,000
--------------------------------------------------------------------------------------------------------------------------
Percentage of Initial Death Proceeds remaining (= 75% * $100,000 - $15,000)                             $60,000
--------------------------------------------------------------------------------------------------------------------------
Rider Benefit Base (= $20,000 + $60,000)                                                                $80,000
--------------------------------------------------------------------------------------------------------------------------
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 40% *  $80,000               $32,000
--------------------------------------------------------------------------------------------------------------------------
Total Death Proceeds (= base policy Death Proceeds + Additional Death Benefit Amount = $130,000 +       $162,000
$32,000)
--------------------------------------------------------------------------------------------------------------------------

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.


----------------------------------------------------------------------------------------------------------------------
Hypothetical Changes in Annuity Units with Stabilized Payments*

----------------------------------------------------------------------------------------------------------------------
AIR                                           3.50%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
First Variable Payment                        $500
----------------------------------------------------------------------------------------------------------------------
                                                               Monthly                     Adjustments    Cumulative
                                 Beginning       Annuity       Payment        Monthly          in          Adjusted
                                 Annuity          Unit         Without       Stabilized      Annuity       Annuity
                                  Units          Values     Stabilization     Payment         Units         Units
----------------------------------------------------------------------------------------------------------------------
At Issue:                        400.0000       1.250000       $500.00           --            --          400.0000
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0000       1.254526       $501.81        $500.00        0.0084        400.0084
----------------------------------------------------------------------------------------------------------------------
                   March 1       400.0000       1.253122       $501.25        $500.00        0.0058        400.0142
----------------------------------------------------------------------------------------------------------------------
                   April 1       400.0000       1.247324       $498.93        $500.00       (0.0050)       400.0092
----------------------------------------------------------------------------------------------------------------------
                    May 1        400.0000       1.247818       $499.13        $500.00       (0.0040)       400.0051
----------------------------------------------------------------------------------------------------------------------
                    June 1       400.0000       1.244178       $497.67        $500.00       (0.0109)       399.9943
----------------------------------------------------------------------------------------------------------------------
                    July 1       400.0000       1.250422       $500.17        $500.00        0.0008        399.9951
----------------------------------------------------------------------------------------------------------------------
                   August 1      400.0000       1.245175       $498.07        $500.00       (0.0090)       399.9861
----------------------------------------------------------------------------------------------------------------------
                 September 1     400.0000       1.251633       $500.65        $500.00        0.0030        399.9891
----------------------------------------------------------------------------------------------------------------------
                  October 1      400.0000       1.253114       $501.25        $500.00        0.0058        399.9949
----------------------------------------------------------------------------------------------------------------------
                  November 1     400.0000       1.261542       $504.62        $500.00        0.0212        400.0161
----------------------------------------------------------------------------------------------------------------------
                  December 1     400.0000       1.265963       $506.39        $500.00        0.0293        400.0454
----------------------------------------------------------------------------------------------------------------------
                  January 1      400.0000       1.270547       $508.22        $500.00        0.0387        400.0841
----------------------------------------------------------------------------------------------------------------------
                  February 1     400.0841       1.275148       $510.17        $508.33        0.0086        400.0927
----------------------------------------------------------------------------------------------------------------------

   Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

                             PERFORMANCE INFORMATION

Performance information for the subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining subaccounts, and the total return of all subaccounts, may appear in reports or promotional literature to current or prospective Policy Owners.

As of May 1, 2002 the Endeavor Series Trust and Transamerica Variable Insurance Funds, Inc. merged with AEGON/Transamerica Series Fund, Inc. Therefore the following funds were moved into AEGON/Transamerica Series Fund, Inc. trust and renamed as follows: Dreyfus Small Cap Value Portfolios is now Dreyfus Small Cap Value; Endeavor Enhanced Index Portfolio is now J.P. Morgan Enhanced Index; T. Rowe Price International Stock Portfolio is now Van Kampen Active International Allocation; Transamerica VIF Growth Portfolio is now Transamerica Equity, and Transamerica VIF Small Company Portfolio is now Transamerica Growth Opportunities. The performance information for periods prior to May 1, 2002 have been derived from the financial history of the predecessor portfolios.

Where applicable, the following subaccount inception date is used in the calculation of performance figures: 10/26/98 for all subaccounts except as follows: Alger Aggressive Growth, Clarion Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return have an inception date of 5/3/99; Alliance Growth Portfolio - Class B, Alliance Premier Growth Portfolio - Class B, Alliance Technology Portfolio - Class B, Dreyfus VIF - Appreciation Portfolio
- Service Class, Dreyfus - Core Bond Portfolio - Service Class, Dreyfus Socially Responsible Growth Fund - Service Class, Seligman Capital Portfolio - Class 2 Shares, Seligman Communications and Information Portfolio - Class 2 Shares, Seligman Global Technology Portfolio - Class 2 Shares, Transamerica Equity, Transamerica

Growth Opportunities, Gabelli Global Growth, GE U.S. Equity, PBHG Mid Cap Growth, Salomon All Cap and Van Kampen Emerging Growth have an inception date of 6/18/2001. The following Subaccounts had not commenced operation as of the date of this SAI: Aggressive Asset Allocation, Conservative Asset Allocation, Moderate Asset Allocation, American Century International, PIMCO Total Return Bond, Vanguard - Equity Index Portfolio, Vanguard - Mid-Cap Index Portfolio, Vanguard - REIT Index Portfolio, Vanguard - Total Bond Market Index Portfolio, Vanguard - Short-Term Corporate Portfolio, Great Companies - America(SM), Great Companies - Global/2/, and Great Companies - Technology(SM).

Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 6/1/99 for Alliance Growth Portfolio - Class B; 7/14/99 for Alliance Premier Growth Portfolio - Class B; 9/22/99 for Alliance Technology Portfolio - Class B; 4/5/93 for Dreyfus VIF - Appreciation Portfolio
- Service Class; 5/1/2000 for Dreyfus - Core Bond Portfolio - Service Class; 10/7/93 for Dreyfus Socially Responsible Growth Fund - Service Class; 11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Smaller Companies and Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse - International Focus Portfolio and Credit Suisse - Small Cap Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for Van Kampen Active International Allocation; 5/4/93 for Dreyfus Small Cap Value; 5/1/97 for J.P. Morgan Enhanced Index; 6/21/88 for Seligman Capital Portfolio - Class 2 Shares; 10/11/94 for Seligman Communication and Information Portfolio - Class 2 Shares; 5/1/96 for Seligman Global Technology - Class 2 Shares; 2/26/69 for Transamerica Equity; 5/1/2001 for Transamerica Growth Opportunities; 3/1/94 for Alger Aggressive Growth; 10/9/2000 for Gabelli Global Growth; 1/2/97 for GE U.S. Equity; 5/1/98 for Clarion Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; 3/1/93 for LKCM Strategic Total Return; 5/3/99 for PBHG Mid Cap Growth; 5/3/99 for Salomon All Cap; 5/1/93 for Van Kampen Emerging Growth; 5/1/02 for Aggressive Asset Allocation; 5/1/02 for Conservative Asset Allocation; 5/1/02 for Moderate Asset Allocation; 5/1/02 for PIMCO Total Return Bond; 4/29/91 for Vanguard - Equity Index Portfolio; 2/9/99 for Vanguard - Mid-Cap Index Portfolio; 2/9/99 for Vanguard - REIT Index Portfolio; 2/8/99 for Vanguard - Short-Term Corporate Portfolio; 4/29/91 for Vanguard - Total Bond Market Index Portfolio.

MONEY MARKET SUBACCOUNT YIELDS

Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

               Effective Yield = [((Base Period Return)+1)/365/7/]-1

The current yields of the Money Market Subaccount for the 7-day period ended December 31, 2001 was 0.330% for the 6 Year Step-Up Death Benefit Option, 0.374% for the Return of Premium Death Benefit Option; and .223% for the Double Enhanced Death Benefit Option. The effective yield of the Money Market Subaccount for the period ended December 31, 2001 was 0.331% for the 6 Year Step-Up Death Benefit Option, 0.374% for the Return of Premium Death Benefit Option, and 0.223% for the Double Enhanced Death Benefit Option.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                             YIELD = 2[(a-b + 1)/6/-1]
                                        ---
                                        cd

Where:

   [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a subaccount;
   [b]   equals the expenses accrued for the period (net of reimbursement);
   [c]   equals the average daily number of Units outstanding during the period;
         and
   [d] equals the maximum offering price per Accumulation Unit on the last day of the period.


Yield on a subaccount is earned from the increase in net asset value of shares of the Portfolio in which the subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the subaccounts, Peoples Benefit will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of the Annual Policy Fee and all other Portfolio, Separate Account and Policy level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Policy over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                   P(1+T)/n/=ERV

Where:

(1)[P]       equals a hypothetical initial Purchase Payment of $1,000;

(2)[T]       equals an average annual total return;

(3)[n]       equals the number of years; and

(4)[ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).

The following table show the Standardized Average Annual Total Return for the subaccounts for the period beginning at the inception of each subaccount and ending on December 31, 2001.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                           Since
                                                                                                           Subaccount
                                                                                   1 Year       5 Year     Inception
Aggressive Asset Allocation                                                            N/A        N/A            N/A
Alger Aggressive Growth                                                            -17.78%        N/A         -6.91%
American Century International                                                         N/A        N/A            N/A
Clarion Real Estate Securities                                                       9.29%        N/A          8.63%
Conservative Asset Allocation                                                          N/A        N/A            N/A
Dreyfus Small Cap Value                                                             26.74%        N/A         26.28%
Gabelli Global Growth                                                                  N/A        N/A         -4.81%
GE U.S. Equity                                                                         N/A        N/A         -5.22%
Great Companies - America(SM)                                                          N/A        N/A            N/A
Great Companies - Global/2/                                                            N/A        N/A            N/A
Great Companies - Technology(SM)                                                       N/A        N/A            N/A
Janus Growth                                                                       -29.34%        N/A        -13.90%
J.P. Morgan Enhanced Index                                                         -13.37%        N/A          0.59%
LKCM Strategic Total Return                                                         -3.73%        N/A         -1.53%
Moderate Asset Allocation                                                              N/A        N/A            N/A
Moderately Aggressive Asset Allocation                                                 N/A        N/A            N/A
PBHG Mid Cap Growth                                                                    N/A        N/A        -11.82%
PIMCO Total Return                                                                     N/A        N/A            N/A
Salomon All Cap                                                                        N/A        N/A         -3.04%
Transamerica Equity                                                                    N/A        N/A         -4.62%
Transamerica Growth Opportunities                                                      N/A        N/A         13.69%
Transamerica Value Balanced                                                            N/A        N/A            N/A
Van Kampen Active International Allocation                                         -24.17%        N/A         -4.08%
Van Kampen Emerging Growth                                                             N/A        N/A        -13.12%
Alliance Growth - Class B                                                              N/A        N/A         -8.69%
Alliance Premier Growth - Class B                                                      N/A        N/A         -6.82%
Alliance Technology - Class B                                                          N/A        N/A         -8.63%
Credit Suisse - International Focus Portfolio                                       -23.35        N/A         -2.91%
Credit Suisse - Small Cap Growth Portfolio                                         -17.34%        N/A          8.48%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A        N/A          0.56%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A        N/A         -9.68%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A        N/A         -4.60%
Federated American Leaders Fund II                                                  -5.73%        N/A          2.83%
Federated High Income Bond Fund II                                                  -0.22%        N/A         -1.59%
Federated Prime Money Fund II                                                        2.12%        N/A          3.10%
Federated Fund for U.S. Government Securities II                                     5.34%        N/A          4.02%
Federated Utility Fund II                                                          -15.09%        N/A         -6.71%
Montgomery Emerging Markets Fund                                                    -8.44%        N/A          3.11%
Montgomery Growth Fund                                                             -22.01%        N/A         -2.41%
Seligman Capital Portfolio - Class 2 Shares                                            N/A        N/A         -4.65%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A        N/A         -1.41%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A        N/A         -9.63%
Stein Roe Small Company Growth Fund - Class A                                      -11.45%        N/A          9.07%
Strong International Stock Fund II                                                 -23.37%        N/A         -1.18%
Strong Multi Cap Value Fund II                                                       2.47%        N/A          6.77%
Vanguard - Equity Index Portfolio                                                      N/A        N/A            N/A

Vanguard - Mid-Cap Index Portfolio                                                     N/A        N/A            N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A        N/A            N/A
Vanguard - REIT Index Portfolio                                                        N/A        N/A            N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A        N/A            N/A
Wanger International Small Cap                                                     -22.41%        N/A         11.65%
Wanger U.S. Smaller Companies                                                        9.62%        N/A         10.12%


                         ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more subaccounts with respect to one or more periods. Peoples Benefit may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                           Since
                                                                                                           Subaccount
                                                                                   1 Year      5 Year      Inception
Aggressive Asset Allocation                                                            N/A        N/A            N/A
Alger Aggressive Growth                                                            -17.78%        N/A        -17.38%
American Century International                                                         N/A        N/A            N/A
Clarion Real Estate Securities                                                       9.29%        N/A         24.69%
Conservative Asset Allocation                                                          N/A        N/A            N/A
Dreyfus Small Cap Value                                                             26.74%        N/A        110.21%
Gabelli Global Growth                                                                  N/A        N/A         -4.81%
GE U.S. Equity                                                                         N/A        N/A         -5.22%
Great Companies - America(SM)                                                          N/A        N/A            N/A
Great Companies - Global/2/                                                            N/A        N/A            N/A
Great Companies - Technology(SM)                                                       N/A        N/A            N/A
Janus Growth                                                                       -29.34%        N/A        -32.91%
J.P. Morgan Enhanced Index                                                         -13.37%        N/A          1.89%
LKCM Strategic Total Return                                                         -3.73%        N/A         -4.01%
Moderate Asset Allocation                                                              N/A        N/A            N/A
Moderately Aggressive Asset Allocation                                                 N/A        N/A            N/A
PBHG Mid Cap Growth                                                                    N/A        N/A        -11.82%
PIMCO Total Return                                                                     N/A        N/A            N/A
Salomon All Cap                                                                        N/A        N/A         -3.04%
Transamerica Equity                                                                    N/A        N/A         -4.62%

Transamerica Growth Opportunities                                                      N/A        N/A         13.69%
Transamerica Value Balanced                                                            N/A        N/A            N/A
Van Kampen Active International Allocation                                         -24.17%        N/A        -12.42%
Van Kampen Emerging Growth                                                             N/A        N/A        -13.12%
Alliance Growth - Class B                                                              N/A        N/A         -8.69%
Alliance Premier Growth - Class B                                                      N/A        N/A         -6.82%
Alliance Technology - Class B                                                          N/A        N/A         -8.63%
Credit Suisse - International Focus Portfolio                                      -23.35%        N/A         -8.97%
Credit Suisse - Small Cap Growth Portfolio                                         -17.34%        N/A         29.56%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A        N/A          0.56%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A        N/A         -9.68%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A        N/A         -4.60%
Federated American Leaders Fund II                                                  -5.73%        N/A          9.28%
Federated High Income Bond Fund II                                                  -0.22%        N/A         -4.98%
Federated Prime Money Fund II                                                        2.12%        N/A         10.22%
Federated Fund for U.S. Government Securities II                                     5.34%        N/A         13.36%
Federated Utility Fund II                                                          -15.09%        N/A        -19.84%
Montgomery Emerging Markets Fund                                                    -8.44%        N/A         10.23%
Montgomery Growth Fund                                                             -22.01%        N/A         -7.47%
Seligman Capital Portfolio - Class 2 Shares                                            N/A        N/A         -4.65%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A        N/A         -1.41%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A        N/A         -9.63%
Stein Roe Small Company Growth Fund - Class A                                      -11.45%        N/A         31.82%
Strong International Stock Fund II                                                 -23.37%        N/A         -3.69%
Strong Multi Cap Value Fund II                                                       2.47%        N/A         23.18%
Vanguard - Equity Index Portfolio                                                      N/A        N/A            N/A
Vanguard - Mid-Cap Index Portfolio                                                     N/A        N/A            N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A        N/A            N/A
Vanguard - REIT Index Portfolio                                                        N/A        N/A            N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A        N/A            N/A
Wanger International Small Cap                                                     -22.41%        N/A         42.04%
Wanger U.S. Smaller Companies                                                        9.62%        N/A         35.90%


                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                       FOR PERIOD ENDING DECEMBER 31, 2001


                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                      Since
                                                                                                      Subaccount
                                                                                    1 Year            Inception
Aggressive Asset Allocation                                                            N/A                 N/A
Alger Aggressive Growth                                                            -17.78%              -6.91%
American Century International                                                         N/A                 N/A
Clarion Real Estate Securities                                                       9.29%               8.63%
Conservative Asset Allocation                                                          N/A                 N/A
Dreyfus Small Cap Value                                                             26.74%              26.28%
Gabelli Global Growth                                                                  N/A              -4.81%
GE U.S. Equity                                                                         N/A              -5.22%
Great Companies - America(SM)                                                          N/A                 N/A
Great Companies - Global/2/                                                            N/A                 N/A
Great Companies - Technology(SM)                                                       N/A                 N/A
Janus Growth                                                                       -29.34%             -13.90%


J.P. Morgan Enhanced Index                                                         -13.37%               0.59%
LKCM Strategic Total Return                                                         -3.73%              -1.53%
Moderate Asset Allocation                                                              N/A                 N/A
Moderately Aggressive Asset Allocation                                                 N/A                 N/A
PBHG Mid Cap Growth                                                                    N/A             -11.82%
PIMCO Total Return                                                                     N/A                 N/A
Salomon All Cap                                                                        N/A              -3.04%
Transamerica Equity                                                                    N/A              -4.62%
Transamerica Growth Opportunities                                                      N/A              13.69%
Transamerica Value Balanced                                                            N/A                 N/A
Van Kampen Active International Allocation                                         -24.17%              -4.08%
Van Kampen Emerging Growth                                                             N/A             -13.12%
Alliance Growth - Class B                                                              N/A              -8.69%
Alliance Premier Growth - Class B                                                      N/A              -6.82%
Alliance Technology - Class B                                                          N/A              -8.63%
Credit Suisse - International Focus Portfolio                                      -23.35%              -2.91%
Credit Suisse - Small Cap Growth Portfolio                                         -17.34%               8.48%
Dreyfus - Core Bond Portfolio - Service Class                                          N/A               0.56%
Dreyfus Socially Responsible Growth Fund - Service Class                               N/A              -9.68%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   N/A              -4.60%
Federated American Leaders Fund II                                                  -5.73%               2.83%
Federated High Income Bond Fund II                                                  -0.22%              -1.59%
Federated Prime Money Fund II                                                        2.12%               3.10%
Federated Fund for U.S. Government Securities II                                     5.34%               4.02%
Federated Utility Fund II                                                          -15.09%              -6.71%
Montgomery Emerging Markets Fund                                                    -8.44%               3.11%
Montgomery Growth Fund                                                             -22.01%              -2.41%
Seligman Capital Portfolio - Class 2 Shares                                            N/A              -4.65%
Seligman Communications and Information Portfolio - Class 2 Shares                     N/A              -1.41%
Seligman Global Technology Portfolio - Class 2 Shares                                  N/A              -9.63%
Stein Roe Small Company Growth Fund - Class A                                      -11.45%               9.07%
Strong International Stock Fund II                                                 -23.37%              -1.18%
Strong Multi Cap Value Fund II                                                       2.47%               6.77%
Vanguard - Equity Index Portfolio                                                      N/A                 N/A
Vanguard - Mid-Cap Index Portfolio                                                     N/A                 N/A
Vanguard - Short-Term Corporate Portfolio                                              N/A                 N/A
Vanguard - REIT Index Portfolio                                                        N/A                 N/A
Vanguard - Total Bond Market Index Portfolio                                           N/A                 N/A
Wanger International Small Cap                                                     -22.41%              11.65%
Wanger U.S. Smaller Companies                                                        9.62%              10.12%



NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

Peoples Benefit may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.

                   NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                            Total Return
                                                                                            YTD as of
                                                                                            12/31/2001
Aggressive Asset Allocation                                                                          N/A
Alger Aggressive Growth                                                                          -17.78%
American Century International                                                                       N/A
Clarion Real Estate Securities                                                                     9.29%
Conservative Asset Allocation                                                                        N/A
Dreyfus Small Cap Value                                                                           26.74%
Gabelli Global Growth                                                                                N/A
GE U.S. Equity                                                                                       N/A
Great Companies - America(SM)                                                                        N/A
Great Companies - Global/2/                                                                          N/A
Great Companies - Technology(SM)                                                                     N/A
Janus Growth                                                                                     -29.34%
J.P. Morgan Enhanced Index                                                                       -13.37%
LKCM Strategic Total Return                                                                       -3.73%
Moderate Asset Allocation                                                                            N/A
Moderately Aggressive Asset Allocation                                                               N/A
PBHG Mid Cap Growth                                                                                  N/A
PIMCO Total Return                                                                                   N/A
Salomon All Cap                                                                                      N/A
Transamerica Equity                                                                                  N/A
Transamerica Growth Opportunities                                                                    N/A
Transamerica Value Balanced                                                                          N/A
Van Kampen Active International Allocation                                                       -24.17%
Van Kampen Emerging Growth                                                                           N/A
Alliance Growth - Class B                                                                            N/A
Alliance Premier Growth - Class B                                                                    N/A
Alliance Technology - Class B                                                                        N/A
Credit Suisse - International Focus Portfolio                                                    -23.35%
Credit Suisse - Small Cap Growth Portfolio                                                       -17.34%
Dreyfus - Core Bond Portfolio - Service Class                                                        N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                             N/A
Dreyfus VIF - Appreciation Portfolio - Service Class                                                 N/A
Federated American Leaders Fund II                                                                -5.73%
Federated High Income Bond Fund II                                                                -0.22%
Federated Prime Money Fund II                                                                      2.12%
Federated Fund for U.S. Government Securities II                                                   5.34%
Federated Utility Fund II                                                                        -15.09%
Montgomery Emerging Markets Fund                                                                  -8.44%
Montgomery Growth Fund                                                                           -22.01%
Seligman Capital Portfolio - Class 2 Shares                                                          N/A
Seligman Communications and Information Portfolio - Class 2 Shares                                   N/A
Seligman Global Technology Portfolio - Class 2 Shares                                                N/A
Stein Roe Small Company Growth Fund - Class A                                                    -11.45%
Strong International Stock Fund II                                                               -23.37%
Strong Multi Cap Value Fund II                                                                     2.47%
Vanguard - Equity Index Portfolio                                                                    N/A
Vanguard - Mid-Cap Index Portfolio                                                                   N/A
Vanguard - Short-Term Corporate Portfolio                                                            N/A


Vanguard - REIT Index Portfolio                                                                      N/A
Vanguard - Total Bond Market Index Portfolio                                                         N/A
Wanger International Small Cap                                                                   -22.41%
Wanger U.S. Smaller Companies                                                                      9.62%


NON-STANDARDIZED ONE YEAR RETURN

Peoples Benefit may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Policy were in existence before its inception date (which it was not). After the Policy's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported by Peoples Benefit.


                        NON-STANDARDIZED ONE YEAR RETURN


                                                                                         2001         2000        1999
                                                                                         ----         ----        ----
Aggressive Asset Allocation                                                                N/A           N/A         N/A
Alger Aggressive Growth                                                                -17.78%       -32.41%      66.37%
American Century International                                                             N/A           N/A         N/A
Clarion Real Estate Securities                                                           9.29%        27.58%      -5.39%
Conservative Asset Allocation                                                              N/A           N/A         N/A
Dreyfus Small Cap Value                                                                 26.74%         9.27%      27.35%
Gabelli Global Growth                                                                  -10.50%           N/A         N/A
GE U.S. Equity                                                                         -10.20%        -2.38%      16.55%
Great Companies - America(SM)                                                          -13.61%           N/A         N/A
Great Companies - Global/2/                                                            -18.18%           N/A         N/A
Great Companies - Technology(SM)                                                       -38.03%           N/A         N/A
Janus Growth                                                                           -29.34%       -30.06%      57.17%
J.P. Morgan Enhanced Index                                                             -13.37%       -12.32%      16.30%
LKCM Strategic Total Return                                                             -3.73%        -5.27%      10.30%
Moderate Asset Allocation                                                                  N/A           N/A         N/A
Moderately Aggressive Asset Allocation                                                     N/A           N/A         N/A
PBHG Mid Cap Growth                                                                    -36.04%       -15.79%         N/A
PIMCO Total Return                                                                         N/A           N/A         N/A
Salomon All Cap                                                                          1.37%        16.43%         N/A
Transamerica Equity                                                                    -18.16%       -11.14%      35.64%
Transamerica Growth Opportunities                                                          N/A           N/A         N/A
Transamerica Value Balanced                                                              0.54%        15.60%      -7.15%
Van Kampen Active International Allocation                                             -24.17%       -19.54%      30.27%
Van Kampen Emerging Growth                                                             -33.99%       -15.20%     102.03%
Alliance Growth - Class B                                                              -35.46%       -19.08%         N/A
Alliance Premier Growth - Class B                                                      -22.61%       -18.12%         N/A
Alliance Technology - Class B                                                          -31.15%       -22.95%         N/A
Credit Suisse - International Focus Portfolio                                          -23.35%       -27.06%      51.01%
Credit Suisse - Small Cap Growth Portfolio                                             -17.34%       -19.40%      66.41%
Dreyfus - Core Bond Portfolio - Service Class                                            2.27%           N/A         N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                 5.15%       -12.48%      28.05%
Dreyfus VIF - Appreciation Portfolio - Service Class                                   -10.99%        -2.24%       9.70%
Federated American Leaders Fund II                                                      -5.73%         0.77%       4.99%
Federated High Income Bond Fund II                                                      -0.22%       -10.45%       0.69%
Federated Prime Money Fund II                                                            2.12%         4.29%       2.99%

Federated Fund for U.S. Government Securities II                                         5.34%         9.23%      -2.17%
Federated Utility Fund II                                                              -15.09%       -11.17%       0.09%
Montgomery Emerging Markets Fund                                                        -8.44%       -29.67%      62.21%
Montgomery Growth Fund                                                                 -22.01%       -10.49%      18.89%
Seligman Capital Portfolio - Class 2 Shares                                            -16.41%         6.77%      50.97%
Seligman Communications and Information Portfolio - Class 2 Shares                       5.06%       -37.23%      82.99%
Seligman Global Technology Portfolio - Class 2 Shares                                  -22.43%       -24.99%     115.51%
Stein Roe Small Company Growth Fund - Class A                                          -11.45%        -6.89%      45.75%
Strong International Stock Fund II                                                     -23.37%       -40.47%      84.25%
Strong Multi Cap Value Fund II                                                           2.47%         6.13%      -4.40%
Vanguard - Equity Index Portfolio                                                      -13.42%       -10.50%      19.16%
Vanguard - Mid-Cap Index Portfolio                                                      -2.11%        16.07%         N/A
Vanguard - Short-Term Corporate Portfolio                                                6.15%         6.48%         N/A
Vanguard - REIT Index Portfolio                                                         10.37%        24.32%         N/A
Vanguard - Total Bond Market Index Portfolio                                             6.59%         9.52%      -2.35%
Wanger International Small Cap                                                         -22.41%       -29.08%     122.84%
Wanger U.S. Smaller Companies                                                            9.62%        -9.60%      23.09%

                                                                                         1998         1997        1996
                                                                                         ----         ----        ----
Aggressive Asset Allocation                                                                 N/A          N/A         N/A
Alger Aggressive Growth                                                                  46.38%       21.97%       8.70%
American Century International                                                              N/A          N/A         N/A
Clarion Real Estate Securities                                                              N/A          N/A         N/A
Conservative Asset Allocation                                                               N/A          N/A         N/A
Dreyfus Small Cap Value                                                                  -3.76%       23.59%      23.66%
Gabelli Global Growth                                                                       N/A          N/A         N/A
GE U.S. Equity                                                                           20.91%          N/A         N/A
Great Companies - America(SM)                                                               N/A          N/A         N/A
Great Companies - Global/2/                                                                 N/A          N/A         N/A
Great Companies - Technology(SM)                                                            N/A          N/A         N/A
Janus Growth                                                                             61.94%       15.70%      16.10%
J.P. Morgan Enhanced Index                                                               29.32%          N/A         N/A
LKCM Strategic Total Return                                                               7.88%       19.86%      13.18%
Moderate Asset Allocation                                                                   N/A          N/A         N/A
Moderately Aggressive Asset Allocation                                                      N/A          N/A         N/A
PBHG Mid Cap Growth                                                                         N/A          N/A         N/A
PIMCO Total Return                                                                          N/A          N/A         N/A
Salomon All Cap                                                                             N/A          N/A         N/A
Transamerica Equity                                                                      41.05%       44.23%      25.80%
Transamerica Growth Opportunities                                                           N/A          N/A         N/A
Transamerica Value Balanced                                                               6.61%       14.75%      12.62%
Van Kampen Active International Allocation                                               13.61%        0.98%      13.42%
Van Kampen Emerging Growth                                                               35.19%       19.55%      17.01%
Alliance Growth - Class B                                                                   N/A          N/A         N/A
Alliance Premier Growth - Class B                                                           N/A          N/A         N/A
Alliance Technology - Class B                                                               N/A          N/A         N/A
Credit Suisse - International Focus Portfolio                                             3.67%       -3.92%       8.29%
Credit Suisse - Small Cap Growth Portfolio                                               -4.42%       13.83%      12.11%
Dreyfus - Core Bond Portfolio - Service Class                                               N/A          N/A         N/A
Dreyfus Socially Responsible Growth Fund - Service Class                                 27.36%       26.43%      19.33%
Dreyfus VIF - Appreciation Portfolio - Service Class                                     28.18%       26.05%      23.59%
Federated American Leaders Fund II                                                       15.76%       30.27%      19.67%
Federated High Income Bond Fund II                                                        1.07%       12.04%      12.51%
Federated Prime Money Fund II                                                             3.22%        3.27%       3.09%
Federated Fund for U.S. Government Securities II                                          5.96%        6.86%       2.55%

Federated Utility Fund II                                                                12.15%       24.66%       9.80%
Montgomery Emerging Markets Fund                                                        -38.56%       -2.18%         N/A
Montgomery Growth Fund                                                                    1.27%       26.57%         N/A
Seligman Capital Portfolio - Class 2 Shares                                              20.27%       19.40%      12.71%
Seligman Communications and Information Portfolio - Class 2 Shares                       34.35%       20.30%       7.09%
Seligman Global Technology Portfolio - Class 2 Shares                                    34.66%       17.65%         N/A
Stein Roe Small Company Growth Fund - Class A                                           -18.65%      -14.57%         N/A
Strong International Stock Fund II                                                       -6.31%      -14.91%       8.64%
Strong Multi Cap Value Fund II                                                            0.53%          N/A         N/A
Vanguard - Equity Index Portfolio                                                        26.68%       31.10%      20.93%
Vanguard - Mid-Cap Index Portfolio                                                          N/A          N/A         N/A
Vanguard - Short-Term Corporate Portfolio                                                   N/A          N/A         N/A
Vanguard - REIT Index Portfolio                                                             N/A          N/A         N/A
Vanguard - Total Bond Market Index Portfolio                                              6.88%        7.67%       1.87%
Wanger International Small Cap                                                           14.48%       -3.03%      29.94%
Wanger U.S. Smaller Companies                                                             6.95%       27.39%      44.31%


NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

Peoples Benefit may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Policy was in existence prior to its inception date (which it was not). After the Policy's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified purchase payment patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Policy Fee or Premium Taxes (if any), which, if included, would reduce the percentages reported.


The Non-Standardized Adjusted Historical Cumulative Return for a subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

      ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)


                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)


                                                                                                    Total
                                                                                                    Since Portfolio
                                                                             1 Year       3 Year    Inception Year-End
Aggressive Asset Allocation                                                      N/A          N/A                  N/A
Alger Aggressive Growth                                                      -17.78%       -7.54%              137.53%
American Century International                                                   N/A          N/A              -16.82%
Clarion Real Estate Securities                                                 9.29%       31.91%               11.14%
Conservative Asset Allocation                                                    N/A          N/A                  N/A
Dreyfus Small Cap Value                                                       26.74%       76.37%              211.40%
Gabelli Global Growth                                                        -10.50%          N/A              -18.20%
GE U.S. Equity                                                               -10.20%        2.18%               54.46%
Great Companies - America(SM)                                                -13.61%          N/A               -2.71%

Great Companies - Global/2/                                                  -18.18%          N/A              -30.51%
Great Companies - Technology(SM)                                             -38.03%          N/A              -58.71%
Janus Growth                                                                 -29.34%      -22.33%              555.41%
J.P. Morgan Enhanced Index                                                   -13.37%      -11.67%               38.92%
LKCM Strategic Total Return                                                   -3.73%        0.58%               98.04%
Moderate Asset Allocation                                                        N/A          N/A                  N/A
Moderately Aggressive Asset Allocation                                           N/A          N/A                  N/A
PBHG Mid Cap Growth                                                          -36.04%          N/A               -5.08%
PIMCO Total Return                                                               N/A          N/A                  N/A
Salomon All Cap                                                                1.37%          N/A               34.98%
Transamerica Equity                                                          -18.16%       -1.36%             2526.75%
Transamerica Growth Opportunities                                                N/A          N/A               24.38%
Transamerica Value Balanced                                                    0.54%        7.91%               75.75%
Van Kampen Active International Allocation                                   -24.17%      -20.52%               19.94%
Van Kampen Emerging Growth                                                   -33.99%       13.10%              246.83%
Alliance Growth - Class B                                                    -35.46%          N/A              -35.31%
Alliance Premier Growth - Class B                                            -22.61%          N/A              -28.85%
Alliance Technology - Class B                                                -31.15%          N/A              -24.72%
Credit Suisse - International Focus Portfolio                                -23.35%      -15.57%               -3.04%
Credit Suisse - Small Cap Growth Portfolio                                   -17.34%       10.86%               67.84%
Dreyfus - Core Bond Portfolio - Service Class                                  2.27%          N/A                9.90%
Dreyfus Socially Responsible Growth Fund - Service Class                       5.15%       17.85%              220.45%
Dreyfus VIF - Appreciation Portfolio - Service Class                         -10.99%       -4.54%              168.03%
Federated American Leaders Fund II                                            -5.73%       -0.27%              131.94%
Federated High Income Bond Fund II                                            -0.22%      -10.03%               29.16%
Federated Prime Money Fund II                                                  2.12%        9.69%               25.18%
Federated Fund for U.S. Government Securities II                               5.34%       12.56%               41.71%
Federated Utility Fund II                                                    -15.09%      -24.50%               34.99%
Montgomery Emerging Markets Fund                                              -8.44%        4.46%              -33.92%
Montgomery Growth Fund                                                       -22.01%      -17.01%               33.45%
Seligman Capital Portfolio - Class 2 Shares                                  -16.41%       34.73%              405.04%
Seligman Communications and Information Portfolio - Class 2 Shares             5.06%       20.67%              196.28%
Seligman Global Technology Portfolio - Class 2 Shares                        -22.43%       25.40%              104.45%
Stein Roe Small Company Growth Fund - Class A                                -11.45%       20.16%              233.23%
Strong International Stock Fund II                                           -23.37%      -15.96%              -25.55%
Strong Multi Cap Value Fund II                                                 2.47%        3.97%                3.30%
Vanguard - Equity Index Portfolio                                            -13.42%       -7.67%              219.10%
Vanguard - Mid-Cap Index Portfolio                                            -2.11%          N/A               40.05%
Vanguard - Short-Term Corporate Portfolio                                      6.15%          N/A               13.78%
Vanguard - REIT Index Portfolio                                               10.37%          N/A               32.15%
Vanguard - Total Bond Market Index Portfolio                                   6.59%       13.99%               83.53%
Wanger International Small Cap                                               -22.41%       22.63%              135.49%
Wanger U.S. Smaller Companies                                                  9.62%       21.98%              175.32%

 ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2001
                       (BASED ON SINGLE INITIAL PURCHASE)

                      DOUBLE ENHANCED DEATH BENEFIT OPTION
                 (TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES: 1.60%)



                                                                                                     Total
                                                                                                     Since Portfolio
                                                                              1 Year        3 Year   Inception Year-End

Aggressive Asset Allocation                                                      N/A          N/A                  N/A
Alger Aggressive Growth                                                      -17.78%       -2.58%               11.66%
American Century International                                                   N/A          N/A              -16.82%
Clarion Real Estate Securities                                                 9.29%        9.67%                2.92%
Conservative Asset Allocation                                                    N/A          N/A                  N/A
Dreyfus Small Cap Value                                                       26.74%       20.82%               14.01%
Gabelli Global Growth                                                        -10.50%          N/A              -14.01%
GE U.S. Equity                                                               -10.20%        0.72%                9.09%
Great Companies - America/(SM)/                                              -13.61%          N/A               -1.64%
Great Companies - Global/2/                                                  -18.81%          N/A              -23.92%
Great Companies - Technology/(SM)/                                           -38.03%          N/A              -41.15%
Janus Growth                                                                 -29.34%       -8.08%               13.11%
J.P. Morgan Enhanced Index                                                   -13.37%       -4.05%                7.29%
LKCM Strategic Total Return                                                   -3.73%        0.19%                8.04%
Moderate Asset Allocation                                                        N/A          N/A                  N/A
Moderately Aggressive Asset Allocation                                           N/A          N/A                  N/A
PBHG Mid Cap Growth                                                          -36.04%          N/A               -1.94%
PIMCO Total Return                                                               N/A          N/A                  N/A
Salomon All Cap                                                                1.37%          N/A               11.91%
Transamerica Equity                                                          -18.16%       -0.45%               16.76%
Transamerica Growth Opportunities                                                N/A          N/A               24.38%
Transamerica Value Balanced                                                    0.54%        2.57%                8.39%
Van Kampen Active International Allocation                                   -24.17%       -7.37%                1.71%
Van Kampen Emerging Growth                                                   -33.99%        4.19%               15.10%
Alliance Growth - Class B                                                    -35.46%          N/A              -15.50%
Alliance Premier Growth - Class B                                            -22.61%          N/A              -12.88%
Alliance Technology - Class B                                                -31.15%          N/A              -11.72%
Credit Suisse - International Focus Portfolio                                -23.35%       -5.49%               -0.47%
Credit Suisse - Small Cap Growth Portfolio                                   -17.34%        3.50%                8.28%
Dreyfus - Core Bond Portfolio - Service Class                                  2.27%          N/A                5.82%
Dreyfus Socially Responsible Growth Fund - Service Class                       5.15%        5.63%               15.18%
Dreyfus VIF - Appreciation Portfolio - Service Class                         -10.99%       -1.54%               11.93%
Federated American Leaders Fund II                                            -5.73%       -0.09%               11.25%
Federated High Income Bond Fund II                                            -0.22%       -3.46%                3.32%
Federated Prime Money Fund II                                                  2.12%        3.13%                3.20%
Federated Fund for U.S. Government Securities II                               5.34%        4.02%                4.59%
Federated Utility Fund II                                                    -15.09%       -8.94%                3.87%
Montgomery Emerging Markets Fund                                              -8.44%        1.47%               -6.76%
Montgomery Growth Fund                                                       -22.01%       -6.03%                5.02%
Seligman Capital Portfolio - Class 2 Shares                                  -16.41%       10.45%               12.71%
Seligman Communications and Information Portfolio - Class 2 Shares             5.06%        6.46%               16.17%
Seligman Global Technology Portfolio - Class 2 Shares                        -22.43%        7.84%               13.44%
Stein Roe Small Company Growth Fund - Class A                                -11.45%        6.31%                9.70%
Strong International Stock Fund II                                           -23.37%       -5.63%               -4.64%
Strong Multi Cap Value Fund II                                                 2.47%        1.31%                0.77%
Vanguard - Equity Index Portfolio                                            -13.42%       -2.62%               11.47%
Vanguard - Mid-Cap Index Portfolio                                            -2.11%          N/A               12.35%


Vanguard - Short-Term Corporate Portfolio                                      6.15%          N/A                4.56%
Vanguard - REIT Index Portfolio                                               10.37%          N/A               10.12%
Vanguard - Total Bond Market Index Portfolio                                   6.59%        4.46%                5.85%
Wanger International Small Cap                                               -22.41%        7.04%               13.71%
Wanger U.S. Smaller Companies                                                  9.62%        6.85%               16.40%


Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.

Individualized Computer Generated Illustrations

Peoples Benefit may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Policies with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                             PERFORMANCE COMPARISONS

Performance information for any subaccount reflects only the performance of a hypothetical Policy under which Accumulation Value is allocated to a subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of Peoples Benefit Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Policy (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

       .  quality of underlying investments;
       .  average maturity of underlying investments;
       .  type of instruments in which the Portfolio is invested;
       . changes in interest rates and market value of underlying investments; . changes in Portfolio expenses; and . the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

       . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

       . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

       . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

       . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

       . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

       . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

       . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

       . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

       . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

       . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

       . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

       .  The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                          SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Peoples Benefit. The assets are kept physically segregated and held separate and apart from Peoples Benefit's general account assets. The general account contains all of the assets of Peoples Benefit. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the subaccounts and the general account.

               CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of Peoples Benefit or other insurance companies. Although Peoples Benefit believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                 PEOPLES BENEFIT

The Company is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in the Company. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of AEGON U.S. Corporation. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company, LLC. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.

The Company is a wholly owned indirect subsidiary of AEGON U.S. Corporation, which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware business trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V. The AEGON Trust owns 100% of the common stock of AEGON U.S. Holding Corporation and Scottish Equitable Finance Limited owns 100% of the preferred stock of AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

The Company was formerly known as National Home Life Assurance Company, until July 1, 1995, when it changed its name to Providian Life and Health Insurance Company. On October 1, 1998, it changed its name to Peoples Benefit Life Insurance Company.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE POLICY

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

DISTRIBUTION REQUIREMENTS

The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion most be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner's date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the "designated beneficiary" as defined in section 72(s) of the Code. However, if upon such owner's death prior to the annuity commencement date, such owner's surviving spouse becomes the sole new owner, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the designated beneficiary of an owner/annuitant and the successor owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policy satisfy all such Code requirements. The provisions contained in the policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code provides that in order for a variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under
Section 817(h) (Treas. Reg. ss.1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying funds and their portfolios, intends to comply with the diversification requirements of the Treasury regulations. Peoples Benefit has entered into agreements with each underlying fund company which requires the portfolios to be operated in compliance with the Treasury regulations.

OWNER CONTROL

In certain circumstances, owners of variable annuity policies may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their policies. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity policy owner's gross income. The IRS stated in a series of rulings published from 1977 to 1982 that a variable annuity policy owner will be considered the owner of separate account assets if the policy owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In 1986, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

The ownership rights under the policy are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have the choice of one or more subaccounts in which to allocate purchase payments and policy values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Peoples Benefit does not know what standards will be set forth, if any, in the regulation or rulings that the Treasury Department has stated it expects to issue. Peoples Benefit therefore reserves the right to modify the policies as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

WITHHOLDING

The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested to be made. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified policies, "eligible rollover distributions" from
Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

QUALIFIED POLICIES

The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

Peoples Benefit makes no attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of a policy for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

INDIVIDUAL RETIREMENT ANNUITIES

In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) the total Purchase Payments for any calendar year may not exceed $2,000, except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; and certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance policy, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the purchase payments paid or the cash value for the policy. The policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the policy as an IRA. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the policy, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS

Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age
59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policies include a death benefit that in some cases may exceed the greater of the purchase payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the policies in connection with such plans should consult their tax adviser.

DEFERRED COMPENSATION PLANS

Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, political sub-divisions, agencies, instrumentality and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

NON-NATURAL PERSONS

Pursuant to Section 72(u) of the Code, an annuity policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the policy value as of the close of the taxable year and all previous distributions under the policy over (ii) the sum of the Purchase Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the policy. For these purposes, the policy value at the year-end may have to be increased by any positive excess interest adjustment, which could result from a full surrender at such time. There is however, no definitive guidance on the proper tax treatment of excess interest adjustments, and the owner should contact a competent tax adviser with respect to the potential tax consequences of an excess interest adjustment. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a policy where the nominal owner is not a natural person but the beneficial owner is a natural person, (ii) a policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a qualified policy (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single Purchase Payment; instead, such policies are taxed as described above under the heading "Taxation of Annuities."

                           TAXATION OF PEOPLES BENEFIT

Peoples Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from Peoples Benefit and its operations form a part of Peoples Benefit, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to Peoples Benefit. Peoples Benefit reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, Peoples Benefit will incur state or local taxes in several states. At the present, Peoples Benefit does not charge the Policy Owner for these taxes. If there is a change in state or local tax laws, Peoples Benefit may make charges for such taxes. Peoples Benefit does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

Peoples Benefit will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account. Such a charge may be made in future years for any federal income taxes Peoples Benefit incurs. This might become necessary if Peoples Benefit ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in Peoples Benefit's tax status. If Peoples Benefit should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulated Value of the Policy would be correspondingly adjusted by any provision or charge for such taxes.


                       STATE REGULATION OF PEOPLES BENEFIT

Peoples Benefit is a stock life insurance company organized under the laws of Iowa, and is subject to regulation by the Iowa State Department of Insurance. An annual statement is filed with the Iowa Commissioner of Insurance on or before March 1st of each year covering the operations and reporting on the financial condition of Peoples Benefit as of December 31st of the preceding calendar year. Periodically, the Iowa Commissioner of Insurance examines the financial condition of Peoples Benefit, including the liabilities and reserves of the Separate Account.

                               RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Peoples Benefit. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, Peoples Benefit will mail to all Policy Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE POLICIES

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Policy, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions and expense allowance payments not to exceed, in the aggregate, 6.75% of Purchase Payments may be paid to entities which sell the Policy. Additional payments may be made for other services not directly related to the sale of the Policy.

The Policy is offered to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with AFSG. The offering of the Policy is continuous and AFSG does not anticipate discontinuing the offering of the Policy. However, AFSG does reserve the right to discontinue the offering of the Policy.

                                  LEGAL MATTERS

 The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Policy under the applicable federal securities laws. On behalf of Peoples Benefit, Brenda D. Sneed, Esquire, has passed upon all matters of Iowa law pertaining to the validity of the Policy and Peoples Benefit's right to issue the Policy.

                              INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Peoples Benefit and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.


                                OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policy and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                              FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners as of ended December 31, 2001, and for the periods indicated thereon, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of Peoples Benefit as of December 31, 2001, and 2000, and for each of the three years in the period ended December 31, 2001, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Select Policy Owners and should be considered only as bearing on the ability of Peoples Benefit to meet its obligations under the Polices. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

Financial Statements - Statutory Basis

Peoples Benefit Life Insurance Company
Years Ended December 31, 2001, 2000, and 1999

                    Peoples Benefit Life Insurance Company

                    Financial Statements - Statutory Basis

                 Years Ended December 31, 2001, 2000, and 1999




                                    Contents

Report of Independent Auditors........................................................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis......................................................................   3
Statements of Operations - Statutory Basis............................................................   5
Statements of Changes in Capital and Surplus - Statutory Basis........................................   6
Statements of Cash Flow - Statutory Basis.............................................................   7
Notes to Financial Statements - Statutory Basis.......................................................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties....................................  40
Supplementary Insurance Information...................................................................  41
Reinsurance...........................................................................................  42

                        Report of Independent Auditors

The Board of Directors
Peoples Benefit Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Peoples Benefit Life Insurance Company (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2001. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Peoples Benefit Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Peoples Benefit Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 2 to the financial statements, in 2001 Peoples Benefit Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Insurance Division, Department of Commerce, of the State of Iowa.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2002

                    Peoples Benefit Life Insurance Company

                       Balance Sheets - Statutory Basis
               (Dollars in Thousands, Except per Share Amounts)


                                                                                    December 31
                                                                               2001             2000
                                                                          -------------------------------
Admitted assets
Cash and invested assets:
   Cash and short-term investments                                        $       14,154    $     151,922
   Bonds                                                                       4,381,921        3,353,083
   Stocks:
     Preferred                                                                    18,432           99,754
     Common (cost: 2001 - $192,176; 2000 - $206,802)                             196,569          208,711
     Common stocks sold, but not yet purchased
       [cost: 2000 - $(169,780)]                                                       -         (116,725)
     Affiliated entity (cost: 2001 - $100, 2000 - $202,706)                          100          564,103
   Mortgage loans on real estate                                               1,386,484        1,696,380
   Real estate                                                                     5,518            7,029
   Policy loans                                                                  164,235          165,450
   Net short-term notes receivable from affiliates                                97,000                -
   Other invested assets                                                         344,576          258,898
                                                                          -------------------------------
Total cash and invested assets                                                 6,608,989        6,388,605

Premiums deferred and uncollected                                                 34,222           40,631
Accrued investment income                                                         67,363           62,042
Receivable from affiliates                                                       122,233           73,368
Deferred income taxes                                                             25,957                -
Other assets                                                                      11,941           36,627
Separate account assets                                                        6,959,518        6,875,688



                                                                          -------------------------------
Total admitted assets                                                     $   13,830,223    $  13,476,961
                                                                          ===============================

                                                                                    December 31
                                                                               2001             2000
                                                                            -----------------------------
Liabilities and capital and surplus
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $  1,143,971     $  1,138,729
     Annuity                                                                   2,759,350        2,887,550
     Accident and health                                                          68,667           79,926
   Policy and contract claim reserves:
     Life                                                                         21,372           25,210
     Accident and health                                                          25,677           29,271
   Liability for deposit-type contracts                                        2,199,162        1,625,229
   Other policyholders' funds                                                      3,165            3,116
   Remittances and items not allocated                                            53,184            4,192
   Asset valuation reserve                                                       169,599          198,086
   Interest maintenance reserve                                                        -            1,808
   Net short-term notes payable to affiliates                                          -           19,700
   Payable for securities                                                            218            1,755
   Transfer to separate accounts due or accrued                                      (21)          (7,167)
   Federal income taxes payable                                                    1,526            6,808
   Other liabilities                                                              80,626           72,837
   Separate account liabilities                                                6,959,334        6,875,688
                                                                            -----------------------------
Total liabilities                                                             13,485,830       12,962,738

Commitments and contingencies (Note 9)

Capital and surplus:
   Common stock, $11 par value, 1,145,000 shares authorized, issued
     and outstanding                                                              12,595           12,595
   Preferred stock, $11 par value, $240 liquidation value, 2,290,000
     shares authorized, issued and outstanding                                    25,190           25,190
   Paid-in surplus                                                                 2,583            2,583
   Unassigned surplus                                                            304,025          473,855
                                                                            -----------------------------
Total capital and surplus                                                        344,393          514,223
                                                                            -----------------------------
Total liabilities and capital and surplus                                   $ 13,830,223     $ 13,476,961
                                                                            =============================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                  Statements of Operations - Statutory Basis
                            (Dollars in Thousands)

                                                                            Year Ended December 31
                                                                     2001             2000             1999
                                                                  ---------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
       Life                                                        $   141,776    $    169,219      $   171,343
       Annuity                                                       1,153,746       1,703,944        1,358,289
       Accident and health                                             131,966         134,058          132,842
   Net investment income                                               387,360         406,413          451,064
   Amortization of interest maintenance reserve                          2,455           7,095            8,274
   Commissions and expense allowances on reinsurance
     ceded                                                               3,813           6,025            5,474
   Separate account fee income                                          25,038          26,736           23,824
   Gains due to reinsurance transactions                                31,096               -                -
   Other                                                                 4,371           1,893            3,659
                                                                   --------------------------------------------
                                                                     1,881,621       2,455,383        2,154,769
Benefits and expenses:
   Benefits paid or provided for:
     Life benefits                                                     100,436         106,613          189,648
     Surrender benefits                                                722,484       1,249,431        1,453,339
     Accident and health benefits                                       79,505          72,339           75,768
     Other benefits                                                    245,345         227,348           95,045
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                          (39,673)         25,687          (14,358)
         Annuity                                                       (92,332)       (348,513)        (285,876)
         Accident and health                                           (11,259)            686           (2,734)
         Other                                                               -         253,298         (524,156)
                                                                   --------------------------------------------
                                                                     1,004,506       1,586,889          986,676
   Insurance expenses:
     Commissions                                                        31,189          39,456           34,986
     General insurance expenses                                         81,682          71,439           97,381
     Taxes, licenses and fees                                            7,474          11,847            8,705
     Net transfers to separate accounts                                582,953         611,475          889,687
     Other expenses                                                        226          30,868           15,249
                                                                   --------------------------------------------
                                                                       703,524         765,085        1,046,008
                                                                   --------------------------------------------
                                                                     1,708,030       2,351,974        2,032,684
                                                                   --------------------------------------------
Gain from operations before federal income tax expense
   and net realized capital gains (losses) on
   investments                                                         173,591         103,409          122,085
Federal income tax expense                                              40,782          11,864           37,277
                                                                   --------------------------------------------
Gain from operations before net realized capital gains
   (losses) on investments                                             132,809          91,545           84,808

Net realized capital gains (losses) on investments
   (net of related federal income taxes and amounts
   transferred to (from) interest maintenance reserve)                 455,757          (5,728)           4,230
                                                                   --------------------------------------------
Net income                                                         $   588,566    $     85,817      $    89,038
                                                                   ============================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in Thousands)

                                                                                                         Total
                                            Common        Preferred       Paid-in      Unassigned     Capital and
                                             Stock          Stock         Surplus        Surplus        Surplus
                                        -------------------------------------------------------------------------
Balance at January 1, 1999                   $12,595        $25,190         $2,583       $ 533,104      $ 573,472
   Net income                                      -              -              -          89,038         89,038
   Change in net unrealized capital
     gains/losses                                  -              -              -          44,119         44,119
   Change in non-admitted assets                   -              -              -           8,328          8,328
   Change in liability for reinsurance
     in unauthorized companies                     -              -              -              19             19
   Change in asset valuation reserve               -              -              -         (28,900)       (28,900)
   Change in surplus in separate
     accounts                                      -              -              -          (3,854)        (3,854)
   Dividends to stockholders                       -              -              -        (160,000)      (160,000)
   Tax benefits on stock options
     exercised                                     -              -              -           5,629          5,629
   Other                                           -              -              -           3,577          3,577
                                        -------------------------------------------------------------------------
Balance at December 31, 1999                  12,595         25,190          2,583         491,060        531,428
   Net income                                      -              -              -          85,817         85,817
   Change in net unrealized capital
     gains/losses                                  -              -              -          53,236         53,236
   Change in non-admitted assets                   -              -              -          (2,932)        (2,932)
   Change in liability for reinsurance
     in unauthorized companies                     -              -              -               8              8
   Change in asset valuation reserve               -              -              -         (34,358)       (34,358)
   Dividends to stockholders                       -              -              -        (120,000)      (120,000)
   Tax benefits on stock options
     exercised                                     -              -              -           1,368          1,368
   Other                                           -              -              -            (344)          (344)
                                        -------------------------------------------------------------------------
Balance at December 31, 2000                  12,595         25,190          2,583         473,855        514,223
   Cumulative effect of change in
     accounting principles                         -              -              -          19,716         19,716
   Net income                                      -              -              -         588,566        588,566
   Change in net unrealized capital
     gains/losses                                  -              -              -        (346,023)      (346,023)
   Change in net deferred income tax               -              -              -          (4,888)        (4,888)
   Change in non-admitted assets                   -              -              -         (16,080)       (16,080)
   Change in liability for reinsurance
     in unauthorized companies                     -              -              -            (179)          (179)
   Change in asset valuation reserve               -              -              -          28,487         28,487
   Dividends to stockholders                       -              -              -        (440,000)      (440,000)
   Tax benefits on stock options
     exercised                                     -              -              -             563            563
   Other                                           -              -              -               8              8
                                        -------------------------------------------------------------------------
   Balance at December 31, 2001              $12,595        $25,190         $2,583       $ 304,025      $ 344,393
                                        =========================================================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                   Statements of Cash Flow - Statutory Basis
                            (Dollars in Thousands)

                                                                     Year Ended December 31
                                                             2001             2000             1999
                                                        ------------------------------------------------
Operating activities
Premiums and other considerations received,
   net of reinsurance                                     $  1,472,882     $ 2,016,610      $ 1,700,093
Net investment income received                                 383,251         408,946          469,516
Life claims                                                   (104,353)       (108,984)        (192,568)
Surrender benefits and other fund withdrawals                 (722,484)     (1,249,431)      (1,453,339)
Disability benefits paid under accident and health
   policies                                                    (83,098)        (76,590)         (71,800)
Other benefits paid to policyholders                          (180,425)       (195,096)         (94,512)
Commissions, other expenses and other taxes                   (131,072)       (150,732)        (139,867)
Net transfers to separate accounts                            (564,217)       (584,745)        (865,863)
Federal income taxes paid, excluding tax on capital
   gains                                                       (45,501)           (979)         (22,200)
                                                        -----------------------------------------------
Net cash provided by (used in) operating activities             24,983          58,999         (670,540)

Investing activities
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                2,167,545       1,788,570        2,402,706
   Common stocks                                               645,746          92,695          369,991
   Mortgage loans on real estate                               349,835         311,269          368,121
   Real estate                                                   1,265           1,373            3,645
   Policy loans, net                                             1,215               -                -
   Other                                                        59,334          86,702           19,222
                                                        -----------------------------------------------
                                                             3,224,940       2,280,609        3,163,685
Cost of investments acquired:
   Bonds and preferred stocks                               (3,180,958)     (1,899,094)      (1,411,300)
   Common stocks                                              (254,454)        (81,840)        (490,887)
   Mortgage loans on real estate                               (30,429)        (80,776)        (265,166)
   Real estate                                                     (72)           (995)          (7,572)
   Policy loans, net                                                 -          (6,289)          (4,458)
   Other                                                      (127,594)        (36,113)         (29,650)
                                                        -----------------------------------------------
                                                            (3,593,507)     (2,105,107)      (2,209,033)
                                                        -----------------------------------------------
Net cash provided by investing activities                     (368,567)        175,502          954,652

Financing activities
Other cash provided:
   Borrowed money                                              (19,700)        (84,800)           2,207
   Deposits on deposit-type contract funds                     756,886               -                -
   Other sources                                               135,213          10,875           72,939
                                                        -----------------------------------------------
Total other cash provided                                      872,399         (73,925)          75,146

Other cash applied:
   Dividends to stockholder                                   (440,000)       (120,000)        (160,000)
   Withdrawals on deposit-type contract funds                  (68,611)              -                -
   Other applications                                         (157,972)        (62,771)        (218,508)
                                                        -----------------------------------------------
Total other cash applied                                      (666,583)       (182,771)        (378,508)
                                                        -----------------------------------------------
Net cash used in financing and miscellaneous activities        205,816        (256,696)        (303,362)
                                                        -----------------------------------------------

Decrease in cash and short-term investments                   (137,768)        (22,195)         (19,250)
Cash and short-term investments at beginning of year           151,922         174,117          193,367
                                                        -----------------------------------------------
Cash and short-term investments at end of year            $     14,154     $   151,922      $   174,117
                                                        ===============================================

See accompanying notes.

                    Peoples Benefit Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in Thousands)

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization

Peoples Benefit Life Insurance Company (the Company) is a stock life and health insurance company. The Company is directly owned by Monumental Life Insurance Company (76%), Capital Liberty Limited Partnership (CLLP) (20%), and Commonwealth General Corporation (4%). CLLP also owns 100% of the preferred stock of the Company. Each of these companies are indirect, wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

During 2001, the Company adopted a plan of partial liquidation. Under this plan, the Company intends to reinsure a portion of its business with one or more affiliated companies and redeem pro rata portions of its common and preferred stock. It is expected that this plan will be completed in 2003.

Nature of Business

The Company sells and services life and accident and health insurance products, primarily utilizing direct response methods, such as television, telephone, mail and third-party programs to reach low to middle-income households nationwide. The Company also sells and services group and individual accumulation products, primarily utilizing brokers, fund managers, financial planners, stock brokerage firms and a mutual fund.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholders' equity for those designated as available-for-sale.

   Common stocks sold but not yet purchased are reported as a contra-asset, whereas GAAP would report these as a liability.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, changes in prepayment assumptions were accounted for in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required under GAAP.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Prior to January 1, 2001, valuation allowances were based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Separate Accounts With Guarantees: Some of the Company's separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies are reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

   Deferred Income Taxes: Effective January 1, 2001, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are nonadmitted. Deferred income taxes do not include amounts for state taxes. Prior to January 1, 2001, deferred federal income taxes were not provided for differences between the financial statement amounts and tax bases of assets and liabilities. Under GAAP, states taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accretion of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of unaffiliated companies, which include shares of mutual funds, are carried at market. Common stocks sold but not yet purchased are carried at market as a contra asset and changes in fair value are recorded directly to unassigned surplus. Common stock of the Company's wholly-owned insurance subsidiary is recorded at the equity in statutory-basis net assets. Real estate is reported at cost less allowances for depreciation. Depreciation of real estate is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various limited partnerships, which are recorded at equity in underlying net assets, and derivative financial instruments. These derivative instruments consist primarily of interest rate swap agreements, including basis swaps and futures, and are valued consistently with the hedged item. Hedges of fixed income assets and/or liabilities are valued at amortized cost. Hedges of items carried at fair value are valued at fair value. Derivatives which cease to be effective hedges are valued at fair value. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Common stocks sold but not yet purchased represent obligations of the Company to deliver specified securities at contracted prices, thereby creating a liability to purchase the securities at prevailing market prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold but not yet purchased may exceed the current amount recognized in the financial statements.

The Insurance Division, Department of Commerce, of the State of Iowa approved the Company's accounting for common stocks sold but not yet purchased as a permitted practice.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2001, 2000, and 1999, the Company excluded investment income due and accrued of $7,198, $4,641, and $1,992, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Policy Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts in Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease directly to the liability balance, and are not reflected as premiums, benefits, or changes in reserve in the statement of operations.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting policies for the original policies issued and the terms of the reinsurance contracts.

Separate Accounts

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $985,642, $1,117,396, and $1,266,608 in 2001, 2000, and 1999, respectively.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations.

Premiums and Annuity Considerations

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Prior to January 1, 2001, life, annuity, accident, and health premiums are recognized as revenue when due.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Reclassifications

Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



2. Accounting Changes

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa. Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased capital and surplus of $19,716 as of January 1, 2001. This amount included the establishment of deferred tax assets of $17,528 and the release of mortgage loan prepayment fees from the IMR of $3,831, offset by the release of mortgage loan origination fees of $1,200 and the establishment of a vacation accrual of $443.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for bonds and redeemable preferred stocks are based on quoted market prices, where available. For bonds and redeemable preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stock securities of unaffiliated entities are based on quoted market prices.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



3. Fair Values of Financial Instruments (continued)

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying amount.

   Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Swaps, forward-rate agreements and call options: Estimated fair value of swaps, including interest rate and currency swaps, forward-rate agreements and call options are based on pricing models or formulas using current assumptions.

   Short-term notes receivable from/payable to affiliates: The fair values for short-term notes receivable from/payable to affiliates are assumed to equal their carrying amount.

   Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts (including separate accounts universal life liabilities) other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:

                                                                  December 31
                                                    2001                               2000
                                     ----------------------------------  ----------------------------------
                                         Carrying                           Carrying
                                          Amount         Fair Value          Amount         Fair Value
                                     ----------------------------------  ----------------------------------
   Admitted assets
   Cash and short-term investments     $     14,154     $     14,154       $   151,922      $   151,922
   Bonds                                  4,381,921        4,321,145         3,353,083        3,237,804
   Preferred stocks                          18,432           17,495            99,754           85,855
   Common stocks                            196,569          196,569            91,986           91,986
   Mortgage loans on real estate          1,386,484        1,444,627         1,696,380        1,744,171
   Policy loans                             164,235          164,235           165,450          165,450
   Short-term notes receivable from
     affiliates                              97,000           97,000                 -                -
   Interest rate swaps                      (15,082)         (21,951)               28           (3,650)
   Forwards                                       -                -             1,818            1,818
   Call options                                 679              679                58               21
   Separate account assets                6,959,518        6,959,518         6,875,688        6,875,688

   Liabilities
   Investment contract liabilities        3,697,824        3,816,321         3,324,377        3,298,726
   Short-term notes payable to
     affiliates                                   -                -            19,700           19,700
   Separate account annuity               6,906,920        6,835,893         6,823,691        6,676,551
     liabilities

4. Investments

At December 31, 2000, the Company owned Veterans Life Insurance Company (Veterans). In 2001, the Company sold Veterans to Transamerica Holding Company, LLC, an affiliate. The proceeds from this sale were $697,492 and the Company recorded a realized gain of $494,886. As a result of this sale, the Company also recorded a reduction to surplus of $361,497 through the change in unrealized gains.

The Company owns 100% of Coverna Direct Insurance Services, Inc. at December 31, 2001. The related cost of this subsidiary was $100.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

The carrying amounts and estimated fair values of investments in bonds and preferred stock were as follows:

                                                                  Gross          Gross         Estimated
                                                  Carrying     Unrealized     Unrealized         Fair
                                                   Amount         Gains         Losses           Value
                                              -------------------------------------------------------------
   December 31, 2001
   Bonds:
     United States Government and agencies     $     60,939     $     659     $    1,524     $     60,073
     State, municipal and other government           57,981         1,787          4,632           55,137
     Public utilities                               339,020         4,282          4,335          338,967
     Industrial and miscellaneous                 2,536,367        56,904         96,730        2,496,541
     Mortgage and other asset-backed
       securities                                 1,387,614         6,761         23,948        1,370,427
                                               ------------------------------------------------------------
                                                  4,381,921        70,393        131,169        4,321,145
   Preferred stocks                                  18,432             1            938           17,495
                                               ------------------------------------------------------------
                                               $  4,400,353     $  70,394     $  132,107     $  4,338,640
                                               ============================================================
   December 31, 2000
   Bonds:
     United States Government and agencies     $    108,176     $   2,219     $    2,534     $    107,861
     State, municipal and other government           42,425         1,847          4,378           39,894
     Public utilities                               200,827         3,092          7,378          196,541
     Industrial and miscellaneous                 1,889,938        42,160        144,622        1,787,476
     Mortgage and other asset-backed
       securities                                 1,111,717         4,892         10,577        1,106,032
                                              -------------------------------------------------------------
                                                  3,353,083        54,210        169,489        3,237,804
   Preferred stocks                                  99,754         8,468         22,367           85,855
                                              -------------------------------------------------------------
                                               $  3,452,837     $  62,678     $  191,856     $  3,323,659
                                              =============================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2001, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                             Carrying        Estimated
                                                                              Amount         Fair Value
                                                                       ------------------------------------
   Due in one year or less                                                 $     92,471       $   93,230
   Due after one year through five years                                        635,091          625,606
   Due after five years through ten years                                       766,723          754,615
   Due after ten years through fifteen years                                    302,084          295,766
   Due after fifteen years through twenty years                                 171,569          171,314
   Due after twenty years                                                     1,026,369        1,010,187
                                                                       ------------------------------------
                                                                              2,994,307        2,950,718
   Mortgage and other asset-backed securities                                 1,387,614        1,370,427
                                                                       ------------------------------------
                                                                           $  4,381,921       $4,321,145
                                                                       ====================================

A detail of net investment income is presented below:

                                                                      Year Ended December 31
                                                              2001            2000             1999
                                                        ---------------------------------------------------
   Interest on bonds and preferred stocks                     $260,951        $254,807         $291,841
   Dividends on equity investments                               1,862           1,063             (120)
   Interest on mortgage loans                                  120,254         144,529          151,329
   Rental income on real estate                                  1,081           1,114              128
   Interest on policy loans                                      7,510           7,587            7,508
   Other investment income                                      15,259          17,651           24,274
                                                        ---------------------------------------------------
   Gross investment income                                     406,917         426,751          474,960

   Less investment expenses                                     19,557          20,338           23,896
                                                        ---------------------------------------------------
   Net investment income                                      $387,360        $406,413         $451,064
                                                        ===================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                      Year Ended December 31
                                                              2001           2000               1999
                                                     ------------------------------------------------------
   Proceeds                                              $  2,167,545   $  1,788,570        $  2,402,706
                                                     ======================================================

   Gross realized gains                                  $     39,060   $     62,925        $     87,770
   Gross realized losses                                     (153,357)       (64,750)            (60,911)
                                                     ------------------------------------------------------
   Net realized gains (losses)                           $   (114,297)  $     (1,825)       $     26,859
                                                     ======================================================

Gross realized losses in 2001 include $22,445 that relates to losses recognized on other than temporary declines in market values of debt securities.

At December 31, 2001, investments with an aggregate carrying amount of $3,930 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                               Realized
                                                             ----------------------------------------------
                                                                           Year Ended December 31
                                                                    2001          2000             1999
                                                             ----------------------------------------------
   Debt securities                                               $(114,297)     $ (1,825)       $ 26,859
   Short-term investments                                                -             -             (58)
   Equity securities                                               532,439         4,371         (35,221)
   Mortgage loans on real estate                                    (1,807)       (1,693)          2,352
   Real estate                                                        (243)          (20)           (301)
   Other invested assets                                            19,234         2,796          26,414
                                                             ----------------------------------------------
                                                                   435,326         3,629          20,045

   Federal income tax effect                                        (5,004)      (10,956)        (13,170)
   Transfer from (to) interest maintenance reserve                  25,435         1,599          (2,645)
                                                             ----------------------------------------------
   Net realized capital gains (losses) on investments            $ 455,757      $ (5,728)       $  4,230
                                                             ==============================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)



4. Investments (continued)

                                                                         Change in Unrealized
                                                             --------------------------------------------
                                                                        Year Ended December 31
                                                                  2001           2000           1999
                                                             --------------------------------------------
   Bonds                                                        $    3,433       $ (8,769)      $(15,291)
   Preferred stocks                                                 43,639        (27,883)        (5,657)
   Common stocks                                                  (407,519)        93,229         71,870
   Mortgage loans on real estate                                    12,621         (4,575)        (6,724)
   Other invested assets                                             1,803          1,234            (79)
                                                             --------------------------------------------
   Change in net unrealized capital gains/losses                $ (346,023)      $ 53,236       $ 44,119
                                                             ============================================

Gross unrealized gains and gross unrealized losses on common stocks were as follows:

                                                                                     December 31
                                                                                2001            2000
                                                                          -------------------------------
   Unrealized gains                                                            $ 20,575         $451,546
   Unrealized losses                                                            (16,182)         (35,185)
                                                                          -------------------------------
   Net unrealized gains                                                        $  4,393         $416,361
                                                                          ===============================

During 2001, the Company issued mortgage loans with interest rates ranging from 7.14% to 9.00%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 71%. Mortgage loans with a carrying value of $1,877 were non-income producing for the previous six months. Accrued interest of $193 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

4. Investments (continued)

During 2001 and 2000, mortgage loans of $72 and $1,260, respectively, were foreclosed and transferred to real estate. At December 31, 2001 and 2000, the Company held a mortgage loan loss reserve in the AVR of $31,609 and $27,051, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                Geographic Distribution                             Property Type Distribution
   --------------------------------------------------     ------------------------------------------------
                                     December 31                                         December 31
                                   2001      2000                                      2001      2000
                                 --------------------                                ---------------------
   Pacific                           27%      26%         Office                         28%       25%
   Middle Atlantic                   21       20          Retail                         18        17
   E. North Central                  16       18          Residential                    16        20
   South Atlantic                    16       17          Apartment                      15        17
   W. South Central                   6        5          Agricultural                   11        10
   E. South Central                   5        4          Industrial                      8         7
   W. North Central                   4        4          Hotel/Motel                     2         2
   Mountain                           3        3          Other                           2         2
   New England                        2        3

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps), options, forward contracts and futures contracts, and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company may issue foreign denominated assets or liabilities. Cross currency swaps are utilized to convert the asset or liability to a U.S. dollar denominated security. A cash payment is often exchanged at the outset of the swap contract that represents the present value of cash flows of the instrument. This may result because the derivative is being purchased between coupon periods or the rates in the swap are not at market. A single net payment is exchanged each due date as well as at the end of the contract. Each asset or liability is hedged individually and terms of the swap must meet the terms of the

                     Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

4. Investments (continued)

underlying instrument. These swaps meet hedge accounting rules and are carried at book value. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in the IMR or AVR if the underlying instrument receives that treatment.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2001 and 2000, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                             Notional Amount
                                                        ----------------------
                                                          2001          2000
                                                        ----------------------
   Derivative securities:
     Interest rate and currency swaps:
       Receive fixed - pay floating                     $483,604    $  462,719
       Receive floating - pay floating                   878,823       779,000
       Receive floating - pay fixed                      844,518       203,159
     Forward contracts                                         -     2,900,000

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and

                     Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

4. Investments (continued)

the Company's cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(6,683), $(9,917), and $9,713 for the years ended December 31, 2001, 2000, and 1999, respectively.

Open futures contracts at December 31, 2001 and 2000, were as follows:

                                                                      Year-End
       Number of                                   Opening Market      Market
       Contracts                Contract Type          Value            Value
   -----------------------------------------------------------------------------

   December 31, 2001
                                   S&P 500
          60                 March 2002 Futures         $17,246         $17,238

   December 31, 2000
                                   S&P 500
          139                March 2001 Futures         $47,465         $46,391

The Company's use of futures contracts may expose the Company to certain risks. Risks include the possibility of an illiquid market and the change in the value of the contracts may not correlate with changes in the value of the securities being hedged. Unexpected adverse price movements could cause the Company's hedging strategy to be unsuccessful and result in losses.

5. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                     Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                              Year Ended December 31
                                         2001           2000          1999
                                      ----------------------------------------

   Direct premiums                    $1,244,790     $1,664,780    $1,559,509
   Reinsurance assumed                   194,493        362,664       119,418
   Reinsurance ceded                     (11,795)       (20,223)      (16,453)
                                      ----------------------------------------
   Net premiums earned                $1,427,488     $2,007,221    $1,662,474
                                      ========================================

The reinsurance assumed reflected in the table above includes premiums assumed from related parties of $154,395, $284,702, and $40,414 for the years ended December 31, 2001, 2000, and 1999, respectively. The related aggregate reserves for policies and contracts are $2,795,218 and $2,206,975 at December 31, 2001 and 2000, respectively.

The Company received reinsurance recoveries in the amount of $7,429, $11,960, and $14,100 during 2001, 2000, and 1999, respectively. At December 31, 2001 and 2000, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,210 and $7,262, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2001 and 2000 of $6,128 and $11,106, respectively.

Until January 1, 2001, the Company was a party to a reinsurance agreement with a nonaffiliated company in which the Company assumed a block of business. At that time, the ceding company exercised a provision in the reinsurance contract to recapture a portion of this block of business. The net cash payment received from the ceding company of $31,096 was recorded in the income statement as gains due to reinsurance transactions. The Company does not expect any ongoing cash payments or receipts from this recapture.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

6. Income Taxes

The components of the Company's net deferred income tax assets are comprised of the following:

                                                                       December 31,      January 1,
                                                                           2001            2001
                                                                       ----------------------------
   Gross deferred income tax assets                                     $106,855          $94,658
   Gross deferred income tax liabilities                                  22,667            5,582
   Deferred income tax assets nonadmitted                                 58,231           71,548
                                                                       ----------------------------
   Net admitted deferred income tax asset                               $ 25,957          $17,528
                                                                       ============================

The main components of deferred income tax amounts, as well as the net change for the year ended December 31, 2001, are as follow:

                                                        December 31,       January 1,          Net
                                                            2001              2001            Change
                                                        --------------------------------------------
   Deferred income tax assets:
     Guaranty funds                                     $    5,112         $  4,983       $      129
     Nonadmitted assets                                      3,282            2,005            1,277
     Tax basis deferred acquisition costs                   37,701           38,858           (1,157)
     Reserves                                               28,536           33,110           (4,574)
     Unrealized capital losses                              30,216           13,332           16,884
     Other                                                   2,008            2,370             (362)
                                                        --------------------------------------------
   Total deferred income tax assets                     $  106,855         $ 94,658       $   12,197
                                                        ============================================

   Total deferred income tax assets - nonadmitted       $   58,231         $ 71,548       $  (13,317)
                                                        ============================================

   Deferred income tax liabilities:
     Partnerships                                       $    1,455         $  2,120       $     (665)
     Unrealized capital gains                               19,501                -           19,501
     Other                                                   1,711            3,462           (1,751)
                                                        --------------------------------------------
   Total deferred income tax liabilities                $   22,667         $  5,582       $   17,085
                                                        ============================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


6. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:

                                                                  Year Ended December 31
                                                        2001                2000               1999
                                                    -------------------------------------------------------
   Income tax computed at the federal
     statutory rate (35%)                            $   60,757          $  36,193           $  42,730
     Amortization of IMR                                   (859)            (2,483)             (2,896)
     Deferred acquisition costs - tax basis              (1,157)              (795)              1,065
     Depreciation                                             8               (124)               (196)
     Dividends received deduction                          (202)            (1,054)               (786)
     Low income housing credits                         (11,069)           (10,899)            (10,233)
     Prior year under (over) accrual                      4,093             (3,235)              5,019
     Tax reserve valuation                               (5,715)              (282)             (2,449)
     All other adjustments                               (5,074)            (5,457)              5,023
                                                    -------------------------------------------------------
   Federal income tax expense                        $   40,782          $  11,864           $  37,277
                                                    =======================================================

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account" (PSA). No federal income taxes have been provided for in the financial statements of income deferred in the PSA ($17,425 at December 31, 2001). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $6,099.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1997. No examination is currently underway for years subsequent to 1997.

7. Policy and Contract Attributes

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 11% of ordinary life insurance in force at December 31, 2001 and 2000.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relates to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:


                                                                         December 31
                                                           2001                           2000
                                                  ---------------------------   ---------------------------
                                                                  Percent                       Percent
                                                     Amount      of Total           Amount     of Total
                                                  ---------------------------   ---------------------------
   Subject to discretionary withdrawal with
     market value adjustment                      $  1,236,610      10%         $  1,423,426        12%
   Subject to discretionary withdrawal at
     book value less surrender charge                   75,714       1                72,292         1
   Subject to discretionary withdrawal at
     market value                                    6,350,051      53             6,259,441        55
   Subject to discretionary withdrawal at
     book value (minimal or no charges or
     adjustments)                                    1,056,486       9             1,142,395        10
   Not subject to discretionary withdrawal
     provision                                       3,243,272      27             2,495,064        22
                                                  ---------------------------   ---------------------------
                                                    11,962,133     100%           11,392,618       100%
                                                               ==============                 =============
   Less reinsurance ceded                                    -                             -
                                                  --------------                ---------------
   Total policy reserves on annuities and
     deposit fund liabilities                     $ 11,962,133                  $ 11,392,618
                                                  ==============                ===============

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2001 and 2000, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                            Gross            Loading            Net
                                                     ------------------------------------------------------
   December 31, 2001
   Life and annuity:
     Ordinary direct first year business                   $  3,270          $  2,268         $  1,002
     Ordinary direct renewal business                        18,470             5,681           12,789
     Group life direct business                              29,844             9,913           19,931
     Reinsurance ceded                                         (619)                -             (619)
                                                     ------------------------------------------------------
   Total life and annuity                                    50,965            17,862           33,103

   Accident and health:
     Direct                                                     839                 -              839
     Reinsurance assumed                                        354                 -              354
     Reinsurance ceded                                          (74)                -              (74)
                                                     ------------------------------------------------------
   Total accident and health                                  1,119                 -            1,119
                                                     ------------------------------------------------------
                                                           $ 52,084          $ 17,862         $ 34,222
                                                     ======================================================
   December 31, 2000
   Life and annuity:
     Ordinary direct first year business                   $  2,648          $  1,614         $  1,034
     Ordinary direct renewal business                        18,871             5,752           13,119
     Group life direct business                              35,103             9,998           25,105
     Reinsurance ceded                                         (216)                -             (216)
                                                     ------------------------------------------------------
   Total life and annuity                                    56,406            17,364           39,042

   Accident and health:
     Direct                                                     858                 -              858
     Reinsurance assumed                                        830                 -              830
     Reinsurance ceded                                          (99)                -              (99)
                                                     ------------------------------------------------------
   Total accident and health                                  1,589                 -            1,589
                                                     ------------------------------------------------------
                                                           $ 57,995          $ 17,364         $ 40,631
                                                     ======================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2001 and 2000, the Company had insurance in force aggregating $390,611 and $42,245, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $956 and $596 to cover these deficiencies at December 31, 2001 and 2000, respectively.

Separate accounts held by the Company represent funds held for individual policyholders. The assets in the separate accounts, carried at estimated fair value, consist of common stocks (including mutual funds), mortgage loans, long-term bonds and cash.

Information regarding the separate accounts of the Company is as follows:


                                                           Nonindexed
                                            Guaranteed     Guaranteed
                                             Indexed      Less Than 4%    Nonguaranteed        Total
                                         ------------------------------------------------------------------
   Premiums, deposits and other
     considerations for the year ended
     December 31, 2001                        $110,000       $225,152        $  650,490      $  985,642
                                         ==================================================================

   Reserves for separate accounts as of
     December 31, 2001 with assets of:
       Fair value                             $      -       $604,753        $5,815,073      $6,419,826
       Amortized cost                          503,245              -                 -         503,245
                                         ------------------------------------------------------------------
                                              $503,245       $604,753        $5,815,073      $6,923,071
                                         ==================================================================

   Reserves by withdrawal
     characteristics as of December 31,
     2001:
       With market value adjustment           $147,184       $ 53,624        $        -      $  200,808
       At market value                               -        551,129         5,815,073       6,366,202
       Not subject to discretionary
         withdrawal                            356,061              -                 -         356,061
                                         ------------------------------------------------------------------
   Total                                      $503,245       $604,753        $5,815,073      $6,923,071
                                         ==================================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


7. Policy and Contract Attributes (continued)

                                                                    Nonindexed
                                                     Guaranteed     Guaranteed
                                                      Indexed      Less Than 4%     Nonguaranteed       Total
                                                  ---------------------------------------------------------------
  Premiums, deposits and other
    considerations for the year ended
    December 31, 2000                                $  425,000      $     180       $   692,216     $ 1,117,396
                                                  ===============================================================

  Reserves for separate accounts as of
    December 31, 2000 with assets of:
      Fair value                                     $        -      $ 115,855       $ 6,279,543     $ 6,395,398
      Amortized cost                                    448,397              -                 -         448,397
                                                  ---------------------------------------------------------------
                                                     $  448,397      $ 115,855       $ 6,279,543     $ 6,843,795
                                                  ===============================================================

  Reserves by withdrawal characteristics
    as of December 31, 2000:
      With market value adjustment                   $  166,695      $ 115,855       $         -     $   282,550
      At market value                                         -              -         6,279,543       6,279,543
      Not subject to discretionary
        withdrawal                                      281,702              -                 -         281,702
                                                  ---------------------------------------------------------------
  Total                                              $  448,397      $ 115,855       $ 6,279,543     $ 6,843,795
                                                  ===============================================================

  Premiums, deposits and other
    considerations for the year ended
    December 31, 1999                                $   51,684      $     193       $ 1,214,731     $ 1,266,608
                                                  ===============================================================

  Reserves for separate accounts as of
    December 31, 1999 with assets of:
      Fair value                                     $        -      $ 127,349       $ 6,311,851     $ 6,439,200
      Amortized cost                                     59,254              -                 -          59,254
                                                  ---------------------------------------------------------------
                                                     $   59,254      $ 127,349       $ 6,311,851     $ 6,498,454
                                                  ===============================================================

  Reserves by withdrawal characteristics
    as of December 31, 1999:
      With market value adjustment                   $   59,254      $ 127,349       $   382,840     $   569,443
      At market value                                         -              -         5,929,011       5,929,011
                                                  ---------------------------------------------------------------
  Total                                              $   59,254      $ 127,349       $ 6,311,851     $ 6,498,454
                                                  ===============================================================

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company's separate accounts is presented below:

                                                            Year Ended December 31
                                                      2001           2000            1999
                                                  --------------------------------------------
   Transfers as reported in the summary of
     operations of the Company's separate
     accounts annual statement:
       Transfers to separate accounts              $ 985,642     $ 1,117,396     $ 1,266,608
       Transfers from separate accounts             (405,394)       (513,348)       (384,653)
                                                  --------------------------------------------
   Net transfers to separate accounts                580,248         604,048         881,955
   Reconciling adjustments                             2,705           7,427           7,732
                                                  --------------------------------------------
   Net transfers to separate accounts, as
     reported herein                               $ 582,953     $   611,475     $   889,687
                                                  ============================================

8. Securities Lending

The Company may lend portfolio securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the Company could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2001 and 2000, the value of securities loaned amounted to $137,311 and $83,376, respectively.

9. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the greater of
(1) 10 percent of the Company's statutory surplus as of the preceding December 31, or (2) the Company's statutory gain from operations before net realized capital gains on investments for the preceding year. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2002, without prior regulatory approval, is $132,809.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


9. Dividend Restrictions (continued)

The Company paid dividends to its stockholders of $440,000, $120,000, and $160,000 in 2001, 2000, and 1999, respectively. Prior to payment, the Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa for the extraordinary dividend made in 2001.

Life/health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount is to be determined based on the various risk factors related to it. At December 2001, the Company meets the RBC requirements.

10. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2001, 2000, and 1999, the Company paid $29,092, $34,205, and $38,750, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the 30-day commercial paper rate. During 2001, 2000, and 1999, the Company paid net interest of $907, $2,016, and $3,123, respectively, to affiliates.

At December 31, 2001, the Company had short-term notes receivable from affiliates of $97,000. At December 31, 2000, the Company had short term notes receivable of $184,500 and short-term notes payable to affiliates of $204,200. Interest on these notes accrue at the 30-day commercial paper rate at the time of issuance.

The Company participates in various benefit plans sponsored by AEGON and the related costs allocated to the Company are not significant.

The Company has 2,290,000 shares of redeemable preferred stock outstanding, all of which are owned by CLLP. The preferred stock has a par value of $11 per share and a liquidation value of $240 per share. CLLP is entitled to receive a cumulative dividend equal to 8-1/2 percent per annum of the liquidation value of the preferred stock. The Company may redeem all or any portion of the preferred stock at the liquidation value.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


10. Related Party Transactions (continued)

During 2001, the Company purchased an option from AEGON USA, Inc. (AEGON), an affiliate, for $679. This option allows the Company to purchase up to 2,500 shares of Class C common stock of AEGON at 99.75 percent of their fair market value determined on the date of exercise. The Class C common stock shares have the right, as a Class, to elect the majority of the Board of Directors of AEGON. At December 31, 2001, the carrying value and fair value of this options is $679.

11. Commitments and Contingencies

During 2000, the Company incurred a loss of $30,469 related to the unsuccessful development of an agency and marketing organization. In 1999, the Company incurred a loss of $15,083 due to its inability to recover claims paid on a failed reinsurance contract. Both of these items are included in other expenses in the statement of operations. The Company does not expect any future funding commitments for either of these events.

The Company has contingent commitments for additional funding of $55,898 as of December 31, 2001 for various joint ventures, partnerships, and limited liability companies.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $14,606 and $14,237 and an offsetting premium tax benefit of $2,312 and $3,516 at December 31, 2001 and 2000, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies.

                    Peoples Benefit Life Insurance Company

                            (Dollars in Thousands)


12. Managing General Agents

For the years ended December 31, 2001 and 2000, the Company had $588,033 and $57,011 of direct premiums written by general agent.

                           Statutory-Basis Financial
                              Statement Schedules

                    Peoples Benefit Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in Thousands)

                               December 31, 2001

SCHEDULE I

                                                                                            Amount at
                                                                                              Which
                                                                                           Shown in the
                                                                              Market         Balance
                 Type of Investment                        Cost (1)           Value           Sheet
-----------------------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
   United States Government and government agencies
     and authorities                                     $     60,939       $    60,073     $    60,939
   States, municipalities and political subdivisions          147,395           145,927         147,395
   Foreign governments                                         49,477            48,902          49,477
   Public utilities                                           339,020           338,967         339,020
   All other corporate bonds                                3,785,090         3,727,276       3,785,090
Preferred stock                                                18,432            17,495          18,432
                                                        -----------------------------------------------
Total fixed maturities                                      4,400,353         4,338,640       4,400,353

Equity securities
Common stocks:
   Public utilities                                             7,280             5,803           5,803
   Banks, trust and insurance                                  26,097            26,942          26,942
   Industrial, miscellaneous and all other                    158,799           163,824         163,824
                                                        -----------------------------------------------
Total equity securities                                       192,176           196,569         196,569

Mortgage loans on real estate                               1,386,484                         1,386,484
Real estate                                                     5,518                             5,518
Policy loans                                                  164,235                           164,235
Other long-term investments                                   344,576                           344,576
Cash and short-term investments                                14,154                            14,154
                                                        -------------                      ------------
Total investments                                        $  6,507,496                       $ 6,511,889
                                                        =============                      ============

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                    Peoples Benefit Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in Thousands)

SCHEDULE III
                                                                                       Benefits,
                                  Future                                                 Claims
                                  Policy             Policy and                Net     Losses and    Other
                               Benefits and Unearned  Contract    Premium   Investment Settlement  Operating   Premiums
                                 Expenses   Premiums Liabilities  Revenue    Income*    Expenses   Expenses*   Written
                               ------------------------------------------------------------------------------------------
Year ended December 31, 2001
Individual life                  $  458,079 $     -   $   7,698  $   68,850  $ 29,754  $   56,807   $ 12,399
Individual health                    13,085   4,142       8,344      24,397     1,709      11,733      9,198  $ 24,500
Group life and health               724,499  12,833      31,007     180,495    47,794     111,159     51,877   108,022
Annuity                           2,759,350       -           -   1,153,746   308,103     824,807     47,097
                               -------------------------------------------------------------------------------
                                 $3,955,013 $16,975   $  47,049  $1,427,488  $387,360  $1,004,506   $120,571
                               ===============================================================================

Year ended December 31, 2000
Individual life                  $  419,535 $     -   $   9,117  $   78,226  $ 26,088  $   80,169   $ 10,732
Individual health                    13,834   4,566       8,689      27,129     1,947      14,806     10,845  $ 26,966
Group life and health               765,876  14,844      36,675     197,922    58,068     136,277     57,341   110,341
Annuity                           2,887,550       -           -   1,703,944   320,310   1,355,637     74,692
                               -------------------------------------------------------------------------------
                                 $4,086,795 $19,410   $  54,481  $2,007,221  $406,413  $1,586,889   $153,610
                               ===============================================================================

Year ended December 31, 1999
Individual life                  $  361,443 $     -   $  10,596  $   78,742  $ 26,604  $  125,404   $ 26,824
Individual health                    14,433   4,748       9,306      27,394     1,809      14,863     16,517  $ 26,830
Group life and health               784,352  13,889      41,208     198,049    60,431     154,795     54,801   102,430
Annuity                           2,840,176       -           -   1,358,289   362,220     691,614     58,179
                               -------------------------------------------------------------------------------
                                 $4,000,404 $18,637   $  61,110  $1,662,474  $451,064  $  986,676   $156,321
                               ===============================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                    Peoples Benefit Life Insurance Company

                                  Reinsurance
                            (Dollars in Thousands)

SCHEDULE IV

                                                                 Assumed From                        Percentage
                                              Ceded to Other         Other             Net       of Amount Assumed
                             Gross Amount       Companies          Companies         Amount            to Net
                           -----------------------------------------------------------------------------------------
Year ended
   December 31, 2001
Life insurance in force       $  3,776,765    $   422,249        $  4,051,062      $  7,405,578        54.7%
                           =========================================================================================

Premiums:
   Individual life            $     58,423    $     1,188        $     11,615      $     68,850        16.9%
   Individual health                21,809            510               3,098            24,397        12.7
   Group life and health           113,182         10,097              77,410           180,495        42.9
   Annuity                       1,051,376              -             102,370         1,153,746         8.9
                           -----------------------------------------------------------------------------------------
                              $  1,244,790    $    11,795        $    194,493      $  1,427,488        13.7%
                           =========================================================================================

Year ended
   December 31, 2000
Life insurance in force       $  3,472,882    $   181,294        $  5,868,273      $  9,159,862        64.1%
                           =========================================================================================

Premiums:
   Individual life            $     65,083    $       485        $     13,628      $     78,226        17.4%
   Individual health                23,394            623               4,358            27,129        16.1
   Group life and health           113,389         19,115             103,648           197,922        52.4
   Annuity                       1,462,914              -             241,030         1,703,944        14.1
                           -----------------------------------------------------------------------------------------
                              $  1,664,780    $    20,223        $    362,664      $  2,007,221        18.1%
                           =========================================================================================

Year ended
   December 31, 1999
Life insurance in force       $  3,692,116    $   175,355        $  5,977,197      $  9,493,958        63.0%
                           =========================================================================================

Premiums:
   Individual life            $     63,879    $     1,172        $     16,035      $     78,742        20.4%
   Individual health                24,308            656               3,742            27,394        13.7
   Group life and health           114,108         14,501              98,442           198,049        49.7
   Annuity                       1,357,214            124               1,199         1,358,289         0.1
                           -----------------------------------------------------------------------------------------
                              $  1,559,509    $    16,453        $    119,418      $  1,662,474         7.2%
                           =========================================================================================

Financial Statements

Peoples Benefit Life Insurance Company Separate Account V-
Advisor's Edge Variable Annuity
Year Ended December 31, 2001

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                             Financial Statements

                         Year Ended December 31, 2001


                                   Contents

Report of Independent Auditors.............................................   1

Financial Statements

Statements of Assets and Liabilities.......................................   3
Statements of Operations...................................................  33
Statements of Changes in Net Assets........................................  43
Notes to Financial Statements..............................................  57

                        Report of Independent Auditors

The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the DFA - VA Small Value, DFA - VA Large Value, DFA - VA International Value, DFA - VA International Small, DFA - VA Short-Term Fixed, DFA - VA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap, Wanger International Small Cap, Montgomery Variable Series: Growth, Montgomery Variable
Series: Emerging Markets, Strong International Stock Fund II, Strong Multi Cap Value Fund II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Small Company Growth, Credit Suisse Warburg Pincus - International Equity, Credit Suisse Warburg Pincus - Small Company Growth, Janus Growth, Janus Global, LKCM Strategic Total Return, Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Gabelli Global Growth, GE U.S. Equity, Pilgrim Baxter Mid Cap Growth, Salomon All Cap, Van Kampen Emerging Growth, Alliance Growth, Alliance Technology, Alliance Premier Growth, Dreyfus - Core Bond, Dreyfus Socially Responsible Growth, Dreyfus VIF - Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Transamerica VIF Growth, and Transamerica VIF Small Company subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 2001, and the results of their operations and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                                 DFA - VA            FA - VA            DFA - VA
                                                                  Small               Large           International
                                                                  Value               Value               Value
                                                                Subaccount          Subaccount          Subaccount
                                                            -----------------------------------------------------------
Assets
Cash                                                           $          -        $          -        $          -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                              19,004,769                   -                   -
     DFA - VA Large Value Portfolio                                       -          27,545,604                   -
     DFA - VA International Value Portfolio                               -                   -          16,150,634
     DFA - VA International Small Portfolio                               -                   -                   -
     DFA - VA Short-Term Fixed Portfolio                                  -                   -                   -
     DFA - VA Global Bond Portfolio                                       -                   -                   -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                   -                   -                   -
     Federated Utility Fund II                                            -                   -                   -
     Federated Prime Money Fund II                                        -                   -                   -
     Federated High Income Bond Fund II                                   -                   -                   -
     Federated Fund for U. S. Government
       Securities II                                                      -                   -                   -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                               -                   -                   -
     Wanger International Small Cap                                       -                   -                   -
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                                   -                   -                   -
     Montgomery Variable Series: Emerging Markets                         -                   -                   -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                   -                   -                   -
     Strong Multi Cap Value Fund II                                       -                   -                   -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                          -                   -                   -
     Dreyfus Small Cap Value Portfolio                                    -                   -                   -
     Endeavor Enhanced Index Portfolio                                    -                   -                   -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                                  -                   -                   -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International
       Equity Portfolio                                                   -                   -                   -
     Credit Suisse Warburg Pincus - Small Company
       Growth Portfolio                                                   -                   -                   -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                         -                   -                   -
     Janus Global                                                         -                   -                   -
     LKCM Strategic Total Return                                          -                   -                   -
     Alger Aggressive Growth                                              -                   -                   -
     J. P. Morgan Real Estate Securities                                  -                   -                   -

      DFA - VA         DFA - VA          DFA - VA         Federated         Federated       Federated
    International     Short-Term          Global          American           Utility     Prime Money Fund
        Small           Fixed              Bond        Leaders Fund II       Fund II      II Subaccount
     Subaccount       Subaccount        Subaccount       Subaccount        Subaccount
 ----------------------------------------------------------------------------------------------------------
     $       318     $          4      $          -      $         -       $         -     $      5,477


               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
       7,952,571                -                 -                -                 -                -
               -       16,834,782                 -                -                 -                -
               -                -        15,099,864                -                 -                -

               -                -                 -        9,902,385                 -                -
               -                -                 -                -         1,271,104                -
               -                -                 -                -                 -       22,905,600
               -                -                 -                -                 -                -

               -                -                 -                -                 -                -

               -                -                 -                -                 -                -
               -                -                 -                -                 -                -

               -                -                 -                -                 -                -
               -                -                 -                -                 -                -

               -                -                 -                -                 -                -
               -                -                 -                -                 -                -

               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
               -                -                 -                -                 -                -

               -                -                 -                -                 -                -


               -                -                 -                -                 -                -

               -                -                 -                -                 -                -

               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
               -                -                 -                -                 -                -
               -                -                 -                -                 -                -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                              DFA - VA          DFA - VA          DFA - VA
                                                                Small             Large         International
                                                                Value             Value             Value
                                                             Subaccount        Subaccount        Subaccount
                                                           ---------------------------------------------------
 Assets (continued)
 Investments in mutual funds, at current market value
    (continued):
      AEGON/Transamerica Series Fund, Inc.
        (continued):
          Gabelli Global Growth                              $         -       $         -       $         -
          GE U.S. Equity                                               -                 -                 -
          Pilgrim Baxter Mid Cap Growth                                -                 -                 -
          Salomon All Cap                                              -                 -                 -
          Van Kampen Emerging Growth                                   -                 -                 -
      Alliance Variable Products Series Fund, Inc.:
        Alliance Growth Portfolio                                      -                 -                 -
        Alliance Technology Portfolio                                  -                 -                 -
        Alliance Premier Growth Portfolio                              -                 -                 -
      Dreyfus Investment Portfolios:
        Dreyfus - Core Bond Portfolio                                  -                 -                 -
      Dreyfus Socially Responsible Growth Fund                         -                 -                 -
      Dreyfus Variable Investment Fund:
        Dreyfus VIF - Appreciation Portfolio                           -                 -                 -
      Seligman Portfolios, Inc.:
        Seligman Global Technology Portfolio                           -                 -                 -
        Seligman Communications and Information
          Portfolio                                                    -                 -                 -
        Seligman Capital Portfolio                                     -                 -                 -
      Transamerica Variable Insurance Fund, Inc.:
        Transamerica VIF Growth Portfolio                              -                 -                 -
        Transamerica VIF Small Company Portfolio                       -                 -                 -
                                                           ---------------------------------------------------
 Total investments in mutual funds                            19,004,769        27,545,604        16,150,634
                                                           ---------------------------------------------------
 Total assets                                                 19,004,769        27,545,604        16,150,634

 Liabilities
 Contract terminations payable                                     4,614                 8               415
                                                           ---------------------------------------------------
                                                             $19,000,155       $27,545,596       $16,150,219
                                                           ===================================================
 Net assets:
    Deferred annuity contracts terminable by owners          $19,000,155       $27,545,596       $16,150,219
                                                           ---------------------------------------------------
 Total net assets                                            $19,000,155       $27,545,596       $16,150,219
                                                           ===================================================

See accompanying notes.

     DFA - VA          DFA - VA          DFA - VA         Federated        Federated         Federated
   International      Short-Term          Global           American         Utility      Prime Money Fund
       Small            Fixed              Bond        Leaders Fund II      Fund II        II Subaccount
    Subaccount        Subaccount        Subaccount        Subaccount       Subaccount
---------------------------------------------------------------------------------------------------------
    $        -        $         -       $         -      $        -        $        -       $         -
             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -

             -                  -                 -               -                 -                 -
             -                  -                 -               -                 -                 -
---------------------------------------------------------------------------------------------------------
     7,952,571         16,834,782        15,099,864       9,902,385         1,271,104        22,905,600
---------------------------------------------------------------------------------------------------------
     7,952,889         16,834,786        15,099,864       9,902,385         1,271,104        22,911,077


             -                  -                 4              65                 8                 -
---------------------------------------------------------------------------------------------------------
    $7,952,889        $16,834,786       $15,099,860      $9,902,320        $1,271,096       $22,911,077
=========================================================================================================

    $7,952,889        $16,834,786       $15,099,860      $9,902,320        $1,271,096       $22,911,077
---------------------------------------------------------------------------------------------------------
    $7,952,889        $16,834,786       $15,099,860      $9,902,320        $1,271,096       $22,911,077
=========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                          DFA - VA           DFA - VA           DFA - VA
                                                           Small              Large          International
                                                           Value              Value              Value
                                                         Subaccount         Subaccount         Subaccount
                                                     --------------------------------------------------------
 Accumulation units outstanding - double enhanced      $  142,446.392        874,090.047        395,967.365
     death benefit
                                                     ========================================================
 Accumulation unit value  - double enhanced death            1.045278     $     0.940456     $     0.905533
     benefit
                                                     ========================================================

 Accumulation units outstanding - 6 year step-up          822,245.568      1,103,684.984      1,213,707.572
     death benefit
                                                     ========================================================
 Accumulation unit value  - 6 year step-up death       $    21.293754     $    22.328669     $    12.026169
     benefit
                                                     ========================================================

 Accumulation units outstanding - return of premium     1,283,376.880      2,209,620.062      1,319,038.891
     death benefit
                                                     ========================================================
 Accumulation unit value  - return of premium death    $     1.046118     $     0.941219     $     0.906270
     benefit
                                                     ========================================================

     DFA - VA           DFA - VA           DFA - VA           Federated          Federated          Federated
  International        Short-Term           Global            American            Utility        Prime Money Fund
      Small              Fixed               Bond          Leaders Fund II        Fund II         II Subaccount
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------
    111,014.957         150,702.200        484,611.823        109,585.865        41,287.893
                                                                                                     562,952.868
====================================================================================================================
   $   0.874292      $     1.025307     $     1.028601       $   0.953873       $  0.910795
                                                                                                  $     1.011071
====================================================================================================================

    889,801.140       1,117,740.297        818,119.513        377,246.039        83,341.277
                                                                                                   1,321,240.553
====================================================================================================================
   $   8.018770      $    13.372306     $    16.196228       $  24.134443       $ 13.919778
                                                                                                  $    13.366031
====================================================================================================================

    823,685.747       1,689,342.112      1,312,326.064        726,101.494        80,523.044
                                                                                                   4,627,192.052
====================================================================================================================
   $   0.874993      $     1.026142     $     1.029422       $   0.954641       $  0.911528
                                                                                                  $     1.011877
====================================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                        Federated Fund
                                                        Federated         for U. S.            Wanger
                                                       High Income       Government             U. S.
                                                       Bond Fund II     Securities II         Small Cap
                                                        Subaccount        Subaccount          Subaccount
                                                     ------------------------------------------------------
Assets
Cash                                                    $         -     $             -                -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                               -                  -                -
     DFA - VA Large Value Portfolio                               -                  -                -
     DFA - VA International Value Portfolio                       -                  -                -
     DFA - VA International Small Portfolio                       -                  -                -
     DFA - VA Short-Term Fixed Portfolio                          -                  -                -
     DFA - VA Global Bond Portfolio                               -                  -                -
   The Federated Insurance Series:
     Federated American Leaders Fund II                           -                  -                -
     Federated Utility Fund II                                    -                  -                -
     Federated Prime Money Fund II                                -                  -                -
     Federated High Income Bond Fund II                   8,773,089                  -                -
     Federated Fund for U. S. Government
       Securities II                                              -         11,076,437                -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                       -                  -        5,330,604
     Wanger International Small Cap                               -                  -                -
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                           -                  -                -
     Montgomery Variable Series: Emerging Markets                 -                  -                -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                           -                  -                -
     Strong Multi Cap Value Fund II                               -                  -                -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                  -                  -                -
     Dreyfus Small Cap Value Portfolio                            -                  -                -
     Endeavor Enhanced Index Portfolio                            -                  -                -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                          -                  -                -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International
       Equity Portfolio                                           -                  -                -
     Credit Suisse Warburg Pincus - Small Company
       Growth Portfolio                                           -                  -                -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                 -                  -                -
     Janus Global                                                 -                  -                -
     LKCM Strategic Total Return                                  -                  -                -
     Alger Aggressive Growth                                      -                  -                -
     J. P. Morgan Real Estate Securities                          -                  -                -

                                       Montgomery         Strong
      Wanger          Montgomery    Variable Series:   International        Strong        T. Rowe Price
   International   Variable Series:     Emerging          Stock            Multi Cap      International
     Small Cap         Growth           Markets          Fund II         Value Fund II        Stock
    Subaccount       Subaccount       Subaccount       Subaccount         Subaccount        Subaccount
 ----------------------------------------------------------------------------------------------------------
  $          371  $              -  $              -  $           -    $              - $              -


               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -

               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -

               -                -                 -               -                  -                -

               -                -                 -               -                  -                -
       2,770,470                -                 -               -                  -                -

               -        1,296,722                 -               -                  -                -
               -                -         2,396,661               -                  -                -

               -                -                 -         445,269                  -                -
               -                -                 -               -          1,412,906                -

               -                -                 -               -                  -        5,969,774
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -

               -                -                 -               -                  -                -


               -                -                 -               -                  -                -

               -                -                 -               -                  -                -

               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -
               -                -                 -               -                  -                -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity
               Statements of Assets and Liabilities (continued)

                                                                                Federated Fund
                                                                Federated          for U. S.         Wanger
                                                                High Income       Government         U. S.
                                                               Bond  Fund II     Securities II     Small Cap
                                                                Subaccount        Subaccount       Subaccount
                                                            ---------------------------------------------------
 Assets (continued)
 Investments in mutual funds, at current market value
     (continued):
      AEGON/Transamerica Series Fund, Inc.
        (continued):
          Gabelli Global Growth                                $         -       $         -       $        -
          GE U.S. Equity                                                 -                 -                -
          Pilgrim Baxter Mid Cap Growth                                  -                 -                -
          Salomon All Cap                                                -                 -                -
          Van Kampen Emerging Growth                                     -                 -                -
      Alliance Variable Products Series Fund, Inc.:
        Alliance Growth Portfolio                                        -                 -                -
        Alliance Technology Portfolio                                    -                 -                -
        Alliance Premier Growth Portfolio                                -                 -                -
      Dreyfus Investment Portfolios:
        Dreyfus - Core Bond Portfolio                                    -                 -                -
      Dreyfus Socially Responsible Growth Fund                           -                 -                -
      Dreyfus Variable Investment Fund:
        Dreyfus VIF - Appreciation Portfolio                             -                 -                -
      Seligman Portfolios, Inc.:
        Seligman Global Technology Portfolio                             -                 -                -
        Seligman Communications and Information
          Portfolio                                                      -                 -                -
        Seligman Capital Portfolio                                       -                 -                -
      Transamerica Variable Insurance Fund, Inc.:
        Transamerica VIF Growth Portfolio                                -                 -                -
        Transamerica VIF Small Company Portfolio                         -                 -                -
                                                           ----------------------------------------------------
 Total investments in mutual funds                               8,773,089        11,076,437        5,330,604
                                                           ----------------------------------------------------
 Total assets                                                    8,773,089        11,076,437        5,330,604

 Liabilities
 Contract terminations payable                                          10                29               73
                                                           ----------------------------------------------------
                                                               $ 8,773,079       $11,076,408       $5,330,531
                                                           ====================================================
 Net assets:
    Deferred annuity contracts terminable by owners            $ 8,773,079       $11,076,408       $5,330,531
                                                           ----------------------------------------------------
 Total net assets                                              $ 8,773,079       $11,076,408       $5,330,531
                                                           ====================================================

See accompanying notes.

                                         Montgomery          Strong
      Wanger          Montgomery      Variable Series:    International      Strong        T. Rowe Price
  International    Variable Series:      Emerging             Stock         Multi Cap      International
    Small Cap           Growth           Markets             Fund II      Value Fund II        Stock
    Subaccount        Subaccount        Subaccount         Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
    $        -        $        -        $        -         $      -        $        -        $        -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
     2,770,470         1,296,722         2,396,661          445,269         1,412,906         5,969,774
-----------------------------------------------------------------------------------------------------------
     2,770,841         1,296,722         2,396,661          445,269         1,412,906         5,969,774


             -                 2               382               14                20               270
-----------------------------------------------------------------------------------------------------------
    $2,770,841        $1,296,720        $2,396,279         $445,255        $1,412,886        $5,969,504
===========================================================================================================

    $2,770,841        $1,296,720        $2,396,279         $445,255        $1,412,886        $5,969,504
-----------------------------------------------------------------------------------------------------------
    $2,770,841        $1,296,720        $2,396,279         $445,255        $1,412,886        $5,969,504
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                        Federated Fund
                                                         Federated         for U. S.         Wanger
                                                        High Income       Government          U. S.
                                                        Bond Fund II     Securities II      Small Cap
                                                         Subaccount       Subaccount        Subaccount
                                                     ------------------------------------------------------
 Accumulation units outstanding - double enhanced
     death benefit                                      2,697,352.754      146,980.462       180,421.503
                                                     ======================================================
 Accumulation unit value - double enhanced death
     benefit                                          $      0.990863    $    1.032118     $    1.012832
                                                     ======================================================

 Accumulation units outstanding - 6 year step-up
     death benefit                                        468,114.060      695,681.631       193,912.739
                                                     ======================================================
 Accumulation unit value - 6 year step-up death
     benefit                                          $     12.439686    $   14.615842     $   24.520609
                                                     ======================================================

 Accumulation units outstanding - return of premium
     death benefit                                        279,513.636      732,600.381       387,645.733
                                                     ======================================================
 Accumulation unit value - return of premium death
     benefit                                          $      0.991652    $    1.032943     $    1.013646
                                                     ======================================================

See accompanying notes.


      Wanger          Montgomery       Montgomery          Strong           Strong        T. Rowe Price
  International    Variable Series: Variable Series:    International      Multi Cap      International
    Small Cap           Growth      Emerging Markets    Stock Fund II    Value Fund II        Stock
    Subaccount        Subaccount       Subaccount         Subaccount      Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
    16,496.179        1,000.000         98,927.135        1,000.000         4,683.103      397,745.127
===========================================================================================================

$     0.852112      $  0.914654       $   0.970448     $   0.901473      $   0.973435     $   0.921533
===========================================================================================================

   131,124.716       88,574.913        322,089.207       53,136.336       113,895.931      607,891.131
===========================================================================================================

$    20.428070      $ 14.104941       $   6.993892     $   6.856643      $  10.930418     $   8.617595
===========================================================================================================

    91,650.846       50,756.014         49,028.570       88,690.470       167,721.873     $395,119.691
===========================================================================================================

$     0.852797      $  0.915393       $   0.971231     $   0.902198      $   0.974215     $   0.922275
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                            Stein Roe
                                                                            Endeavor          Small
                                                       Dreyfus Small        Enhanced         Company
                                                         Cap Value           Index           Growth
                                                         Subaccount        Subaccount       Subaccount
                                                     ------------------------------------------------------
Assets
Cash                                                    $          -       $         -      $        -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                                -                 -               -
     DFA - VA Large Value Portfolio                                -                 -               -
     DFA - VA International Value Portfolio                        -                 -               -
     DFA - VA International Small Portfolio                        -                 -               -
     DFA - VA Short-Term Fixed Portfolio                           -                 -               -
     DFA - VA Global Bond Portfolio                                -                 -               -
   The Federated Insurance Series:
     Federated American Leaders Fund II                            -                 -               -
     Federated Utility Fund II                                     -                 -               -
     Federated Prime Money Fund II                                 -                 -               -
     Federated High Income Bond Fund II                            -                 -               -
     Federated Fund for U. S. Government
       Securities II                                               -                 -               -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                        -                 -               -
     Wanger International Small Cap                                -                 -               -
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                            -                 -               -
     Montgomery Variable Series: Emerging Markets                  -                 -               -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                            -                 -               -
     Strong Multi Cap Value Fund II                                -                 -               -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                   -                 -               -
     Dreyfus Small Cap Value Portfolio                    15,430,443                 -               -
     Endeavor Enhanced Index Portfolio                             -         7,955,420               -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                           -                 -         756,155
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International
       Equity Portfolio                                            -                 -               -
     Credit Suisse Warburg Pincus - Small Company
       Growth Portfolio                                            -                 -               -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                  -                 -               -
     Janus Global                                                  -                 -               -
     LKCM Strategic Total Return                                   -                 -               -
     Alger Aggressive Growth                                       -                 -               -
     J. P. Morgan Real Estate Securities                           -                 -               -

    Credit Suisse    Credit Suisse
  Warburg Pincus -  Warburg Pincus -                                          LKCM             Alger
    International    Small Company         Janus            Janus           Strategic        Aggressive
       Equity           Growth             Growth           Global        Total Return         Growth
     Subaccount       Subaccount         Subaccount       Subaccount       Subaccount        Subaccount
 ----------------------------------------------------------------------------------------------------------
     $    2,497       $        -         $        -       $         -      $         -      $         -


              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -

              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -
              -                -                  -                -                 -                -
              -                -                  -                -                 -                -

              -                -                  -                -                 -                -


        842,067                -                  -                -                 -                -

              -        3,196,547                  -                -                 -                -

              -                -          6,506,332                -                 -                -
              -                -                  -        1,583,905                 -                -
              -                -                  -                -         1,314,543                -
              -                -                  -                -                 -        2,312,671
              -                -                  -                -                 -                -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                                            Stein Roe
                                                                           Endeavor           Small
                                                       Dreyfus Small       Enhanced          Company
                                                         Cap Value           Index            Growth
                                                         Subaccount       Subaccount        Subaccount
                                                     ------------------------------------------------------
 Assets (continued)
 Investments in mutual funds, at current market value
    (continued):
      AEGON/Transamerica Series Fund, Inc.
        (continued):
          Gabelli Global Growth                          $         -        $        -     $         -
          GE U.S. Equity                                           -                 -               -
          Pilgrim Baxter Mid Cap Growth                            -                 -               -
          Salomon All Cap                                          -                 -               -
          Van Kampen Emerging Growth                               -                 -               -
      Alliance Variable Products Series Fund, Inc.:
        Alliance Growth Portfolio                                  -                 -               -
        Alliance Technology Portfolio                              -                 -               -
        Alliance Premier Growth Portfolio                          -                 -               -
      Dreyfus Investment Portfolios:
        Dreyfus - Core Bond Portfolio                              -                 -               -
      Dreyfus Socially Responsible Growth Fund                     -                 -               -
      Dreyfus Variable Investment Fund:
        Dreyfus VIF - Appreciation Portfolio                       -                 -               -
      Seligman Portfolios, Inc.:
        Seligman Global Technology Portfolio                       -                 -               -
        Seligman Communications and Information
          Portfolio                                                -                 -               -
        Seligman Capital Portfolio                                 -                 -               -
      Transamerica Variable Insurance Fund, Inc.:
        Transamerica VIF Growth Portfolio                          -                 -               -
        Transamerica VIF Small Company Portfolio                   -                 -               -
                                                     ------------------------------------------------------
 Total investments in mutual funds                        15,430,443         7,955,420         756,155
                                                     ------------------------------------------------------
 Total assets                                             15,430,443         7,955,420         756,155

 Liabilities                                                     487                13               3
                                                     ------------------------------------------------------
 Contract terminations payable                           $15,429,956        $7,955,407      $  756,152
                                                     ======================================================

 Net assets:
    Deferred annuity contracts terminable by owners      $15,429,956        $7,955,407      $  756,152
                                                     ------------------------------------------------------
 Total net assets                                        $15,429,956        $7,955,407      $  756,152
                                                     ======================================================


See accompanying notes.


  Credit Suisse       Credit Suisse
 Warburg Pincus -    Warburg Pincus -                                                         Alger
  International       Small Company        Janus           Janus        LKCM Strategic      Aggressive
     Equity             Growth             Growth          Global        Total Return         Growth
   Subaccount         Subaccount         Subaccount      Subaccount       Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
 $           -      $          -        $        -       $        -        $        -        $        -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

                               -                 -                -                 -                 -

             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -

             -                 -                 -                -                 -                 -
             -                 -                 -                -                 -                 -
-----------------------------------------------------------------------------------------------------------
       842,067         3,196,547         6,506,332        1,583,905         1,314,543         2,312,671
-----------------------------------------------------------------------------------------------------------
       844,564         3,196,547         6,506,332        1,583,905         1,314,543         2,312,671

             -               209               312               12                 3                42
-----------------------------------------------------------------------------------------------------------
 $     844,564      $  3,196,338        $6,506,020       $1,583,893        $1,314,540        $2,312,629
===========================================================================================================


 $     844,564      $  3,196,338        $6,506,020       $1,583,893        $1,314,540        $2,312,629
-----------------------------------------------------------------------------------------------------------
 $     844,564      $  3,196,338        $6,506,020       $1,583,893        $1,314,540        $2,312,629
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                                                               Stein Roe
                                                                        Endeavor                 Small
                                                     Dreyfus Small      Enhanced                Company
                                                         Value            Index                 Growth
                                                       Subaccount       Subaccount            Subaccount
                                                     ------------------------------------------------------
 Accumulation units outstanding - double enhanced
     death benefit                                     3,627,351.841      394,524.345           21,506.235
                                                     =====================================================
 Accumulation unit value  - double enhanced death
     benefit                                          $     1.028026    $    0.943267       $     0.964202
                                                     =====================================================

 Accumulation units outstanding - 6 year step-up
     death benefit                                       699,983.970    $ 605,185.095       $   60,991.305
                                                     =====================================================
 Accumulation unit value  - 6 year step-up death
     benefit                                         $     16.372104    $   11.862972       $    11.752025
                                                     =====================================================
 Accumulation units outstanding - return of premium
     death benefit                                       233,982.431    $ 427,925.388       $   19,321.374
                                                     =====================================================
 Accumulation unit value  - return of premium death
     benefit                                         $      1.028855    $    0.944022       $     0.964967
                                                     =====================================================


See accompanying notes.


  Credit Suisse     Credit Suisse
 Warburg Pincus -  Warburg Pincus -
  International     Small Company         Janus            Janus        LKCM Strategic    Aggressive
     Equity           Growth             Growth            Global        Total Return        Growth
   Subaccount        Subaccount         Subaccount       Subaccount       Subaccount       Subaccount
----------------------------------------------------------------------------------------------------------

    28,078.696        36,709.681         132,719.148                 -       37,474.111         18,061.707
==========================================================================================================


  $   0.936279      $   1.035916       $    0.877923     $           -  $      1.002499     $     0.941372
==========================================================================================================



    93,230.838       206,862.137         871,466.646       161,472.070      116,662.237        236,824.225
==========================================================================================================


  $   8.727394      $ 14.5121680       $    6.880039     $    9.809081  $      9.842231     $     8.472553
==========================================================================================================


     4,921.876       150,850.504         448,174.960                 -      128,332.497        306,881.832
==========================================================================================================

  $   0.937036      $   1.036742       $    0.878626     $           -  $      1.003300     $     0.942124
==========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                        J. P. Morgan  Gabelli
                                                        Real Estate    Global    GE U.S.
                                                         Securities    Growth     Equity
                                                         Subaccount  Subaccount Subaccount
                                                        -----------------------------------
Asset
Cash                                                     $         -  $      -   $      -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                                -         -          -
     DFA - VA Large Value Portfolio                                -         -          -
     DFA - VA International Value Portfolio                        -         -          -
     DFA - VA International Small Portfolio                        -         -          -
     DFA - VA Short-Term Fixed Portfolio                           -         -          -
     DFA - VA Global Bond Portfolio                                -         -          -
   The Federated Insurance Series:
     Federated American Leaders Fund II                            -         -          -
     Federated Utility Fund II                                     -         -          -
     Federated Prime Money Fund II                                 -         -          -
     Federated High Income Bond Fund II                            -         -          -
     Federated Fund for U. S. Government
       Securities II                                               -         -          -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                        -         -          -
     Wanger International Small Cap                                -         -          -
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                            -         -          -
     Montgomery Variable Series: Emerging Markets                  -         -          -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                            -         -          -
     Strong Multi Cap Value Fund II                                -         -          -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                   -         -          -
     Dreyfus Small Cap Value Portfolio                             -         -          -
     Endeavor Enhanced Index Portfolio                             -         -          -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                           -         -          -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International
       Equity Portfolio                                            -         -          -
     Credit Suisse Warburg Pincus - Small Company
       Growth Portfolio                                            -         -          -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                  -         -          -
     Janus Global                                                  -         -          -
     LKCM Strategic Total Return                                   -         -          -
     Alger Aggressive Growth                                       -         -          -
     J. P. Morgan Real Estate Securities                   2,803,975         -          -

 Pilgrim Baxter            Van Kampen                        Alliance
    Mid Cap      Salomon    Emerging   Alliance   Alliance   Premier
     Growth      All Cap     Growth     Growth   Technology   Growth
   Subaccount   Subaccount Subaccount Subaccount Subaccount Subaccount
-----------------------------------------------------------------------
  $       -     $      -   $      -   $       1  $      1    $     1


          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -

          -            -          -           -         -          -


          -            -          -           -         -          -

          -            -          -           -         -          -

          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -
          -            -          -           -         -          -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                              J. P. Morgan        Gabelli
                                                                              Real Estate         Global          GE U.S.
                                                                               Securities         Growth          Equity
                                                                               Subaccount       Subaccount      Subaccount
                                                                           ---------------------------------------------------
 Assets (continued)
 Investments in mutual funds, at current market value (continued):
      AEGON/Transamerica Series Fund, Inc.
        (continued):
          Gabelli Global Growth                                            $             -          $24,871    $           -
          GE U.S. Equity                                                                 -                -          400,891
          Pilgrim Baxter Mid Cap Growth                                                  -                -                -
          Salomon All Cap                                                                -                -                -
          Van Kampen Emerging Growth                                                     -                -                -
      Alliance Variable Products Series Fund, Inc.:
        Alliance Growth Portfolio                                                        -                -                -
        Alliance Technology Portfolio                                                    -                -                -
        Alliance Premier Growth Portfolio                                                -                -                -
      Dreyfus Investment Portfolios:
        Dreyfus - Core Bond Portfolio                                                    -                -                -
      Dreyfus Socially Responsible Growth Fund                                           -                -                -
      Dreyfus Variable Investment Fund:
        Dreyfus VIF - Appreciation Portfolio                                             -                -                -
      Seligman Portfolios, Inc.:
        Seligman Global Technology Portfolio                                             -                -                -
        Seligman Communications and Information
          Portfolio                                                                      -                -                -
        Seligman Capital Portfolio                                                       -                -                -
      Transamerica Variable Insurance Fund, Inc.:
        Transamerica VIF Growth Portfolio                                                -                -                -
        Transamerica VIF Small Company Portfolio                                         -                -                -
                                                                           ------------------------------------------------------
 Total investments in mutual funds                                               2,803,975           24,871          400,891
                                                                           ------------------------------------------------------
 Total assets                                                                    2,803,975           24,871          400,891

 Liabilities
 Contract terminations payable                                                          13                -                1
                                                                           ------------------------------------------------------
                                                                                $2,803,962          $24,871         $400,890
                                                                           ======================================================
 Net assets:
    Deferred annuity contracts terminable by owners                             $2,803,962          $24,871         $400,890
                                                                           ------------------------------------------------------
 Total net assets                                                               $2,803,962          $24,871         $400,890
                                                                           ======================================================

See accompanying notes.

  Pilgrim Baxter                       Van Kampen                                            Alliance
     Mid Cap           Salomon          Emerging          Alliance          Alliance          Premier
     Growth            All Cap           Growth            Growth          Technology         Growth
   Subaccount        Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
  $         -       $         -        $         -    $         -         $       -         $         -
            -                 -                  -              -                 -                   -
       34,891                 -                  -              -                 -                   -
            -            61,950                  -              -                 -                   -
            -                 -             68,515              -                 -                   -

            -                 -                  -         21,060                 -                   -
            -                 -                  -              -             2,754                   -
            -                 -                  -              -                 -              70,066

            -                 -                  -              -                 -                   -
            -                 -                  -              -                 -                   -

            -                 -                  -              -                 -                   -

            -                 -                  -              -                 -                   -

            -                 -                  -              -                 -                   -
            -                 -                  -              -                 -                   -

            -                 -                  -              -                 -                   -
            -                 -                  -              -                 -                   -
-----------------------------------------------------------------------------------------------------------
       34,891            61,950             68,515         21,060             2,754              70,066
-----------------------------------------------------------------------------------------------------------
       34,891            61,950             68,515         21,061             2,755              70,067


            -                 1                  -              -                 -                   -
-----------------------------------------------------------------------------------------------------------
      $34,891           $61,949            $68,515        $21,061            $2,755             $70,067
===========================================================================================================

      $34,891           $61,949            $68,515        $21,061            $2,755             $70,067
-----------------------------------------------------------------------------------------------------------
      $34,891           $61,949            $68,515        $21,061            $2,755             $70,067
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)


                                                        J. P. Morgan        Gabelli
                                                        Real Estate         Global           GE U.S.
                                                         Securities         Growth           Equity
                                                         Subaccount        Subaccount       Subaccount
                                                     --------------------------------------------------
 Accumulation units outstanding - double enhanced
     death benefit                                      274,282.293        14,73.212         1,000.000
                                                     ==================================================
 Accumulation unit value  - double enhanced death
     benefit                                           $   1.034889       $ 0.956211      $   0.952050
                                                     ==================================================
 Accumulation units outstanding - 6 year step-up
     death benefit                                      181,944.804        1,000.000       320,060.801
                                                     ==================================================
 Accumulation unit value  - 6 year step-up death
     benefit                                           $  12.785396       $ 0.956718      $   0.952568
                                                     ==================================================
 Accumulation units outstanding - return of premium
     death benefit                                      187,187.493           27.717        99,766.537
                                                     ==================================================
 Accumulation unit value  - return of premium death
     benefit                                           $   1.035719       $ 0.956980      $   0.952811
                                                     ==================================================


See accompanying notes.

  Pilgrim Baxter                       Van Kampen                                            Alliance
     Mid Cap           Salomon          Emerging          Alliance          Alliance          Premier
     Growth            All Cap           Growth            Growth          Technology         Growth
   Subaccount         Subaccount       Subaccount         Subaccount       Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------
    1,000.000         1,000.000        24,084.874        1,000.000         1,000.000        14,559.454
========================================================================================================
  $  0.885825       $  0.974035      $   0.872775      $  0.917246        $ 0.917849       $  0.936073
========================================================================================================

    5,812.043         6,517.439        25,641.914        1,000.000         1,000.000        18,707.616
========================================================================================================
  $  0.886304       $  0.974554      $   0.873240      $  0.917742        $ 0.918338       $  0.936578
========================================================================================================

   32,546.966        56,035.046        28,739.324       20,943.412         1,000.000        41,540.944
========================================================================================================
  $  0.886545       $  0.974815      $   0.873478      $  0.917991        $ 0.918579       $  0.936832
========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                              Dreyfus Socially
                                                                Dreyfus -        Responsible     Dreyfus VIF -
                                                                Core Bond          Growth         Appreciation
                                                                Subaccount       Subaccount        Subaccount
                                                            ------------------------------------------------------
Assets
Cash                                                        $          -       $         -      $           -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                                    -                 -                  -
     DFA - VA Large Value Portfolio                                    -                 -                  -
     DFA - VA International Value Portfolio                            -                 -                  -
     DFA - VA International Small Portfolio                            -                 -                  -
     DFA - VA Short-Term Fixed Portfolio                               -                 -                  -
     DFA - VA Global Bond Portfolio                                    -                 -                  -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                -                 -                  -
     Federated Utility Fund II                                         -                 -                  -
     Federated Prime Money Fund II                                     -                 -                  -
     Federated High Income Bond Fund II                                -                 -                  -
     Federated Fund for U. S. Government
       Securities II                                                   -                 -                  -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                            -                 -                  -
     Wanger International Small Cap                                    -                 -                  -
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                                -                 -                  -
     Montgomery Variable Series: Emerging Markets                      -                 -                  -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                -                 -                  -
     Strong Multi Cap Value Fund II                                    -                 -                  -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                       -                 -                  -
     Dreyfus Small Cap Value Portfolio                                 -                 -                  -
     Endeavor Enhanced Index Portfolio                                 -                 -                  -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                               -                 -                  -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International
       Equity Portfolio                                                -                 -                  -
     Credit Suisse Warburg Pincus - Small Company
       Growth Portfolio                                                -                 -                  -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                      -                 -                  -
     Janus Global                                                      -                 -                  -
     LKCM Strategic Total Return                                       -                 -                  -
     Alger Aggressive Growth                                           -                 -                  -
     J. P. Morgan Real Estate Securities                               -                 -                  -

     Seligman          Seligman                                         Transamerica VIF
      Global        Communications      Seligman      Transamerica VIF    Small Company
    Technology     and Information       Capital           Growth          Subaccount
    Subaccount        Subaccount       Subaccount        Subaccount
 ----------------------------------------------------------------------------------------
  $         -      $         -       $         1      $           -       $       1


            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -

            -                -                 -                  -               -


            -                -                 -                  -               -

            -                -                 -                  -               -

            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -
            -                -                 -                  -               -

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                          Dreyfus Socially
                                                             Dreyfus -      Responsible       Dreyfus VIF -
                                                             Core Bond        Growth           Appreciation
                                                             Subaccount     Subaccount          Subaccount
                                                         ---------------------------------------------------
 Assets (continued)
 Investments in mutual funds, at current market value
    (continued):
      AEGON/Transamerica Series Fund, Inc.
        (continued):
          Gabelli Global Growth                              $       -       $       -          $       -
          GE U.S. Equity                                             -               -                  -
          Pilgrim Baxter Mid Cap Growth                              -               -                  -
          Salomon All Cap                                            -               -                  -
          Van Kampen Emerging Growth                                 -               -                  -
      Alliance Variable Products Series Fund, Inc.:
        Alliance Growth Portfolio                                    -               -                  -
        Alliance Technology Portfolio                                -               -                  -
        Alliance Premier Growth Portfolio                            -               -                  -
      Dreyfus Investment Portfolios:
        Dreyfus - Core Bond Portfolio                          280,113               -                  -
      Dreyfus Socially Responsible Growth Fund                       -           9,769                  -
      Dreyfus Variable Investment Fund:
        Dreyfus VIF - Appreciation Portfolio                         -               -            215,221
      Seligman Portfolios, Inc.:
        Seligman Global Technology Portfolio                         -               -                  -
        Seligman Communications and Information
          Portfolio                                                  -               -                  -
        Seligman Capital Portfolio                                   -               -                  -
      Transamerica Variable Insurance Fund, Inc.:
        Transamerica VIF Growth Portfolio                            -               -                  -
        Transamerica VIF Small Company Portfolio                     -               -                  -
                                                            -----------------------------------------------
 Total investments in mutual funds                             280,113           9,769            215,221
                                                            -----------------------------------------------
 Total assets                                                  280,113           9,769            215,221

 Liabilities
 Contract terminations payable                                       1               -                  -
                                                            -----------------------------------------------
                                                             $ 280,112       $   9,769          $ 215,221
                                                            ===============================================
 Net assets:
    Deferred annuity contracts terminable by owners          $ 280,112       $   9,769          $ 215,221
                                                            -----------------------------------------------
 Total net assets                                            $ 280,112       $   9,769          $ 215,221
                                                            ===============================================

See accompanying notes.

     Seligman          Seligman
      Global        Communications      Seligman      Transamerica VIF  Transamerica VIF
    Technology     and Information       Capital           Growth         Small Company
    Subaccount        Subaccount       Subaccount        Subaccount        Subaccount
-----------------------------------------------------------------------------------------
    $      -          $      -          $      -          $       -         $     -
           -                 -                 -                  -               -
           -                 -                 -                  -               -
           -                 -                 -                  -               -
           -                 -                 -                  -               -

           -                 -                 -                  -               -
           -                 -                 -                  -               -
           -                 -                 -                  -               -

           -                 -                 -                  -               -
           -                 -                 -                  -               -

           -                 -                 -                  -               -

      13,624                 -                 -                  -               -

           -            40,304                 -                  -               -
           -                 -            41,559                  -               -

           -                 -                 -            113,884               -
           -                 -                 -                  -           3,427
-----------------------------------------------------------------------------------------
      13,624            40,304            41,559            113,884           3,427
-----------------------------------------------------------------------------------------
      13,624            40,304            41,560            113,884           3,427


           -                 -                 -                  -               -
-----------------------------------------------------------------------------------------
    $ 13,624          $ 40,304          $ 41,560          $ 113,884         $ 3,428
=========================================================================================

    $ 13,624          $ 40,304          $ 41,560          $ 113,884         $ 3,428
-----------------------------------------------------------------------------------------
    $ 13,624          $ 40,304          $ 41,560          $ 113,884         $ 3,428
=========================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

               Statements of Assets and Liabilities (continued)

                                                                       Dreyfus Socially
                                                         Dreyfus -        Responsible     Dreyfus VIF -
                                                         Core Bond          Growth         Appreciation
                                                         Subaccount       Subaccount        Subaccount
                                                     ------------------------------------------------------
 Accumulation units outstanding - double enhanced        65,100.354        8,766.482       108,527.597
     death benefit
                                                     ======================================================
 Accumulation unit value - double enhanced death       $   1.010142       $ 0.907275      $   0.958363
     benefit
                                                     ======================================================

 Accumulation units outstanding - 6 year step-up         80,584.394        1,000.000        17,128.170
     death benefit
                                                     ======================================================
 Accumulation unit value - 6 year step-up death        $   1.010679       $ 0.907754      $   0.958869
     benefit
                                                     ======================================================

 Accumulation units outstanding - return of premium     131,466.893        1,000.000        98,828.179
     death benefit
                                                     ======================================================
 Accumulation unit value - return of premium death     $   1.010951       $ 0.907998      $ 0  .959124
     benefit
                                                     ======================================================

See accompanying notes.

     Seligman          Seligman
      Global        Communications      Seligman      Transamerica VIF Transamerica VIF
    Technology     and Information       Capital           Growth        Small Company
    Subaccount        Subaccount       Subaccount        Subaccount       Subaccount
-----------------------------------------------------------------------------------------
     1,000.000         8,106.942        1,000.000        53,004.027        1,000.000
=========================================================================================
   $  0.907831       $  0.990334      $  0.957802       $  0.958131       $ 1.142069
=========================================================================================

     1,000.000         6,018.210       22,562.828        11,591.045        1,000.000
=========================================================================================
   $  0.908319       $  0.990860      $  0.958310       $  0.958649       $ 1.142678
=========================================================================================

    12,996.590        26,548.218       19,799.935        54,215.935        1,000.000
=========================================================================================
   $  0.908561       $  0.991127      $  0.958582       $  0.958898       $ 1.142982
=========================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                           Statements of Operations

                Year Ended December 31, 2001 , Except as Noted

                                                          DFA - VA         DFA - VA          DFA - VA
                                                           Small             Large        International
                                                           Value             Value            Value
                                                         Subaccount       Subaccount        Subaccount
                                                     ------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                            $   104,139        $   350,112    $     312,760
Expenses:
   Administrative, mortality and expense risk
     charges                                                105,881            157,885           97,682
                                                     ------------------------------------------------------
Net investment income (loss)                                 (1,742)           192,227          215,078

Net realized and unrealized capital gains (losses)
    on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                            1,055,376                  -           43,955
   Proceeds from sales                                    2,708,740          3,235,220       12,386,239
   Cost of investments sold                               2,943,264          3,347,268       14,967,958
                                                     ------------------------------------------------------
Net realized capital gains (losses) on investments          820,852           (112,048)      (2,537,764)

Net change in unrealized appreciation/depreciation
   of investments:
     Beginning of the period                             (1,832,856)        (1,435,777)        (493,882)
     End of the period                                      602,448         (1,841,980)        (727,030)
                                                     ------------------------------------------------------
Net change in unrealized appreciation/depreciation
    of investments                                        2,435,304           (406,203)        (233,148)
                                                     ------------------------------------------------------
Net realized and unrealized capital gains (losses)
    on investments                                        3,256,156           (518,251)      (2,770,912)
                                                     ------------------------------------------------------
Increase (decrease) in net assets from operations       $ 3,254,414        $  (326,024)   $  (2,555,834)
                                                     ======================================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

     DFA - VA          DFA - VA         DFA - VA         Federated         Federated        Federated
  International       Short-Term         Global           American          Utility        Prime Money
      Small             Fixed             Bond        Leaders Fund II       Fund II          Fund II
    Subaccount        Subaccount       Subaccount        Subaccount       Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
    $   170,764       $   643,777       $   550,789     $    113,679       $   50,530     $     856,947

         49,822            95,964            85,589           57,906            9,375           156,649
-----------------------------------------------------------------------------------------------------------
        120,942           547,813           465,200           55,773           41,155           700,298




         20,090             9,285           113,521           49,548                -                 -
      3,528,933         2,369,082         2,591,742       13,523,104          683,536       271,510,172
      4,677,347         2,327,045         2,596,863       13,884,129          836,288       271,510,172
-----------------------------------------------------------------------------------------------------------
     (1,128,324)           51,322           108,400         (311,477)        (152,752)                -



     (1,240,049)         (231,871)         (388,014)          77,880         (198,940)                -
     (1,183,667)         (140,520)         (294,610)         (94,689)        (295,366)                -
-----------------------------------------------------------------------------------------------------------

         56,382            91,351            93,404         (172,569)         (96,426)                -
-----------------------------------------------------------------------------------------------------------

     (1,071,942)          142,673           201,804         (484,046)        (249,178)                -
-----------------------------------------------------------------------------------------------------------
    $  (951,000)      $   690,486       $   667,004     $   (428,273)      $ (208,023)    $     700,298
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)

                                                                        Federated Fund
                                                       Federated High      for U. S.         Wanger
                                                         Income Bond      Government          U. S.
                                                           Fund II       Securities II      Small Cap
                                                          Subaccount      Subaccount        Subaccount
                                                     ------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                           $    711,414        $   374,085      $     2,703
Expenses:
   Administrative, mortality and expense risk
     charges                                                 46,374             66,513           28,466
                                                     ------------------------------------------------------
Net investment income (loss)                                665,040            307,572          (25,763)

Net realized and unrealized capital gains (losses)
    on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                    -                  -                -
   Proceeds from sales                                    4,091,012          4,134,417        3,183,830
   Cost of investments sold                               5,294,311          3,883,425        3,694,545
                                                     ------------------------------------------------------
Net realized capital gains (losses) on investments       (1,203,299)           250,992         (510,715)

Net change in unrealized appreciation/depreciation
    of investments:
     Beginning of the period                               (933,311)           388,563         (663,329)
     End of the period                                     (344,427)           450,975          406,244
                                                     ------------------------------------------------------
Net change in unrealized appreciation/depreciation
    of investments                                          588,884             62,412        1,069,573
                                                     ------------------------------------------------------
Net realized and unrealized capital gains (losses)
    on investments                                         (614,415)           313,404          558,858
                                                     ------------------------------------------------------
Increase (decrease) in net assets from operations      $     50,625        $   620,976      $   533,095
                                                     ======================================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                         Montgomery         Strong            Strong
      Wanger          Montgomery      Variable Series:   International       Multi Cap      T. Rowe Price
  International    Variable Series:       Emerging           Stock             Value         International
    Small Cap           Growth            Markets           Fund II           Fund II            Stock
    Subaccount        Subaccount         Subaccount        Subaccount        Subaccount        Subaccount
----------------------------------------------------------------------------------------------------------
   $          -      $     67,452        $        -       $          -       $        55     $          -

         27,549            10,245            14,155              3,786             8,318           36,371
----------------------------------------------------------------------------------------------------------
        (27,549)           57,207           (14,155)            (3,786)           (8,263)         (36,371)




      1,581,976           102,430                 -             45,705               462        1,183,411
    108,967,444         1,544,252         7,861,030         26,899,889         2,521,187       34,436,723
    111,473,173         2,296,941         8,702,061         26,969,400         2,589,042       36,996,495
----------------------------------------------------------------------------------------------------------
       (923,753)         (650,259)         (841,031)           (23,806)          (67,393)      (1,376,361)



       (636,339)         (402,421)         (506,370)             3,829            17,446         (171,113)
         33,822          (258,244)          227,959              9,575           141,330          137,912
----------------------------------------------------------------------------------------------------------

        670,161           144,177           734,329              5,746           123,884          309,025
----------------------------------------------------------------------------------------------------------

       (253,592)         (506,082)         (106,702)           (18,060)           56,491       (1,067,336)
----------------------------------------------------------------------------------------------------------
   $   (281,141)     $   (448,875)       $ (120,857)      $    (21,846)      $    48,228     $ (1,103,707)
==========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)

                                                                           Endeavor         Stein Roe
                                                        Dreyfus Small      Enhanced       Small Company
                                                          Cap Value          Index           Growth
                                                         Subaccount       Subaccount       Subaccount
                                                     ------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                            $          -      $     52,165      $        -
Expenses:
   Administrative, mortality and expense risk
     charges                                                  45,168            53,150           4,408
                                                     ------------------------------------------------------
Net investment income (loss)                                 (45,168)             (985)         (4,408)

Net realized and unrealized capital gains (losses)
    on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                             1,639,774                 -         292,226
   Proceeds from sales                                    39,758,519         3,162,148         456,999
   Cost of investments sold                               39,858,603         3,966,684         988,933
                                                     ------------------------------------------------------
Net realized capital gains (losses) on investments         1,539,690          (804,536)       (239,708)

Net change in unrealized appreciation/depreciation
    of investments:
     Beginning of the period                                 (99,316)       (1,115,196)       (132,320)
     End of the period                                     1,351,482        (1,397,449)         32,386
                                                     ------------------------------------------------------
Net change in unrealized appreciation/depreciation
    of investments                                         1,450,798          (282,253)        164,706
                                                     ------------------------------------------------------
Net realized and unrealized capital gains (losses)
    on investments                                         2,990,488        (1,086,789)        (75,002)
                                                     ------------------------------------------------------
Increase (decrease) in net assets from operations       $  2,945,320      $ (1,087,774)     $  (79,410)
                                                     ======================================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

   Credit Suisse     Credit Suisse
  Warburg Pincus -  Warburg Pincus -                                         LKCM            Alger
   International     Small Company                                         Strategic       Aggressive
      Equity            Growth         Janus Growth     Janus Global     Total Return        Growth
    Subaccount        Subaccount        Subaccount       Subaccount       Subaccount       Subaccount
-----------------------------------------------------------------------------------------------------------
   $          -      $          -      $          -     $     20,414       $    5,459     $          -

          8,695            22,959            45,104           15,669            7,361           16,739
-----------------------------------------------------------------------------------------------------------
         (8,695)          (22,959)          (45,104)           4,745           (1,902)         (16,739)




              -                 -           244,168              134            6,380              279
     18,714,637        23,407,551        12,772,495        1,304,526          417,659        1,873,622
     19,150,434        26,820,460        19,069,024        2,603,825          493,850        3,563,125
-----------------------------------------------------------------------------------------------------------
       (435,797)       (3,412,909)       (6,052,361)      (1,299,165)         (69,811)      (1,689,224)



       (201,170)       (1,895,513)       (3,150,524)      (1,480,304)        (106,807)      (1,358,261)
         17,757           (96,368)           93,775         (933,752)         (68,721)        (230,068)
-----------------------------------------------------------------------------------------------------------

        218,927         1,799,145         3,244,299          546,552           38,086        1,128,193
-----------------------------------------------------------------------------------------------------------

       (216,870)       (1,613,764)       (2,808,062)        (752,613)         (31,725)        (561,031)
-----------------------------------------------------------------------------------------------------------
   $   (225,565)     $ (1,636,723)     $ (2,853,166)    $   (747,868)      $  (33,627)    $   (577,770)
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)


                                                                J. P. Morgan
                                                                Real Estate     Gabelli Global         GE U.S.
                                                                 Securities         Growth        Equity Subaccount
                                                                 Subaccount     Subaccount (1)           (1)
                                                             ------------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                                      $  38,675       $       5         $        2
Expenses:
   Administrative, mortality and expense risk charges                11,024              36                372
                                                             ------------------------------------------------------
Net investment income (loss)                                         27,651             (31)              (370)

Net realized and unrealized capital gains (losses)
    on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                                            -               -                  8
   Proceeds from sales                                              971,326          12,736              3,269
   Cost of investments sold                                         795,157          12,754              3,345
                                                             ------------------------------------------------------
Net realized capital gains (losses) on investments                  176,169             (18)               (68)

Net change in unrealized appreciation/depreciation
of investments:
     Beginning of the period                                        159,404               -                  -
     End of the period                                              158,072             871              7,591
                                                             ------------------------------------------------------
Net change in unrealized appreciation/depreciation
    of investments                                                   (1,332)            871              7,591
                                                             ------------------------------------------------------
Net realized and unrealized capital gains (losses)
    on investments                                                  174,837             853              7,523
                                                             ------------------------------------------------------
Increase (decrease) in net assets from operations                 $ 202,488       $     822         $    7,153
                                                             ======================================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

  Pilgrim Baxter                       Van Kampen                                            Alliance
     Mid Cap           Salomon          Emerging          Alliance         Alliance          Premier
Growth Subaccount      All Cap           Growth      Growth Subaccount    Technology    Growth Subaccount
       (1)          Subaccount (1)   Subaccount (1)         (1)         Subaccount (1)         (1)
-----------------------------------------------------------------------------------------------------------
  $         -         $     15         $       9         $      -          $      -         $      -

           61               57               122               48                13              106
-----------------------------------------------------------------------------------------------------------
          (61)             (42)             (113)             (48)              (13)            (106)

            -                -               186                -                 -                -
      546,478            3,012            11,108            1,020             6,780            1,077
      545,267            3,058            13,182            1,054             6,751            1,118
-----------------------------------------------------------------------------------------------------------
        1,211              (46)           (1,888)             (34)               29              (41)

            -                -                 -                -                 -                -
          863            3,972              (443)             (45)              541            2,824
-----------------------------------------------------------------------------------------------------------

          863            3,972              (443)             (45)              541            2,824
-----------------------------------------------------------------------------------------------------------

        2,074            3,926            (2,331)             (79)              570            2,783
-----------------------------------------------------------------------------------------------------------
  $     2,013         $  3,884         $  (2,444)        $   (127)         $    557         $  2,677
===========================================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                     Statements of Operations (continued)

                                                                       Dreyfus Socially
                                                         Dreyfus -        Responsible     Dreyfus VIF -
                                                         Core Bond          Growth         Appreciation
                                                         Subaccount     Subaccount (1)      Subaccount
                                                        ---------------------------------------------------
Net investment income (loss)
Income:
   Dividends                                              $ 3,469           $     -          $   972
Expenses:
   Administrative, mortality and expense risk charges         327                14              134
                                                        ---------------------------------------------------
Net investment income (loss)                                3,142               (14)             838

Net realized and unrealized capital gains (losses)
    on investments
Net realized capital gains (losses) on investments:
   Realized gain distributions                              1,972                 -                -
   Proceeds from sales                                      3,402             1,005            3,062
   Cost of investments sold                                 3,410             1,015            3,135
                                                        ---------------------------------------------------
Net realized capital gains (losses) on investments          1,964               (10)             (73)

Net change in unrealized appreciation/depreciation
    of investments:
     Beginning of the period                                    -                 -                -
     End of the period                                     (5,461)             (193)            (458)
                                                        ---------------------------------------------------
Net change in unrealized appreciation/depreciation
    of investments                                         (5,461)             (193)            (458)
                                                        ---------------------------------------------------
Net realized and unrealized capital gains (losses)
    on investments                                         (3,497)             (203)            (531)
                                                        ---------------------------------------------------
Increase (decrease) in net assets from operations         $  (355)          $  (217)         $   307
                                                        ===================================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

     Seligman          Seligman                                        Transamerica VIF
Global Technology   Communications      Seligman      Transamerica VIF   Small Company
  Subaccount (1)   and Information       Capital     Growth Subaccount  Subaccount (1)
                    Subaccount (1)   Subaccount (1)         (1)
-----------------------------------------------------------------------------------------
  $         -          $     -            $      -        $     -           $     -

           30               46                  82             92                11
-----------------------------------------------------------------------------------------
          (30)             (46)                (82)           (92)              (11)

        2,364            6,674              16,517            972                 -
      139,360            1,087               1,094          1,112             1,024
      139,816            1,078               1,091          1,101             1,010
-----------------------------------------------------------------------------------------
        1,908            6,683              16,520            983                14

            -                -                   -              -                 -
          274           (4,149)            (14,376)          (639)              433
-----------------------------------------------------------------------------------------

          274           (4,149)            (14,376)          (639)              433
-----------------------------------------------------------------------------------------

        2,182            2,534               2,144            344               447
-----------------------------------------------------------------------------------------
  $     2,152          $ 2,488            $  2,062        $   252           $   436
=========================================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                      Statements of Changes in Net Assets

            Years Ended December 31, 2001 and 2000, Except as Noted

                                                    DFA - VA Small                  DFA - VA Large
                                                   Value Subaccount                Value Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)               $     (1,742)  $    31,671      $    192,227    $   274,495
   Net realized capital gains (losses) on
     investments                                   820,852     1,621,678          (112,048)     1,052,457
   Net change in unrealized appreciation/
     depreciation of investments                 2,435,304      (532,393)         (406,203)       269,601
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    operations                                   3,254,414     1,120,956          (326,024)     1,596,553

Contract transactions:
   Net contract purchase payments                2,358,861     1,939,797         4,435,683      3,260,675
   Transfer payments from (to) other
     subaccounts or general account              1,396,649        49,041         5,172,482        127,261
   Contract terminations, withdrawals and
     other deductions                           (1,370,149)   (1,842,114)       (3,127,669)    (3,208,569)
   Contract maintenance charges                     (3,503)       (2,707)           (5,163)        (4,010)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    contract transactions                        2,381,858       144,017         6,475,333        175,357
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            5,636,272     1,264,973         6,149,309      1,771,910

Net assets:
   Beginning of the period                      13,363,883    12,098,910        21,396,287     19,624,377
                                            ------------------------------- -------------------------------
   End of the period                          $ 19,000,155   $13,363,883      $ 27,545,596    $21,396,287
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

      DFA - VA International              DFA - VA International              DFA - VA Short-Term
         Value Subaccount                    Small Subaccount                   Fixed Subaccount
---------------------------------   ----------------------------------   ---------------------------------
      2001             2000               2001             2000              2001             2000
---------------------------------   ----------------------------------   ---------------------------------
  $     215,078    $    177,814       $   120,942        $  137,638        $   547,813      $   640,543

     (2,537,764)      1,045,793        (1,128,324)          192,127             51,322           75,660

       (233,148)     (1,543,757)           56,382          (654,170)            91,351          (48,769)
---------------------------------   ----------------------------------   ---------------------------------

    (2,555,834)        (320,150)         (951,000)         (324,405)           690,486          667,434


      2,546,174       2,033,629         1,113,271         1,131,157          2,196,105        2,358,725

      2,709,192        (100,573)        1,457,468          (132,543)         2,776,580         (153,388)

     (1,641,987)     (2,240,481)         (840,583)         (935,808)        (1,461,180)      (2,305,595)
         (3,369)         (3,103)           (1,649)           (1,583)            (3,049)          (2,508)
---------------------------------   ----------------------------------   ---------------------------------

      3,610,010        (310,528)        1,728,507            61,223          3,508,456         (102,766)
---------------------------------   ----------------------------------   ---------------------------------
      1,054,176        (630,678)          777,507          (263,182)         4,198,942          564,668


     15,096,043      15,726,721         7,175,382         7,438,564         12,635,844       12,071,176
---------------------------------   ----------------------------------   ---------------------------------
  $  16,150,219    $ 15,096,043       $ 7,952,889        $7,175,382        $16,834,786      $12,635,844
=================================   ==================================   =================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)


                                                                                         Federated American Leaders
                                                            DFA - VA Global Bond                  Fund II
                                                                 Subaccount                      Subaccount
                                                       -------------------------------  -----------------------------
                                                            2001           2000             2001           2000
                                                       -------------------------------  -----------------------------
Operations:
   Net investment income (loss)                          $    465,200  $    663,124      $    55,773    $    22,110
   Net realized capital gains (losses) on
     investments                                              108,400        16,298         (311,477)       160,308
   Net change in unrealized appreciation/
     depreciation of investments                               93,404      (177,723)        (172,569)       (37,180)
                                                       -------------------------------  -----------------------------
Increase (decrease) in net assets from operations            667,004        501,699          428,273        145,238

Contract transactions:
   Net contract purchase payments                           2,329,573     1,641,625        1,490,156      1,587,083
   Transfer payments from (to) other
     subaccounts or general account                         3,276,630     1,632,301        1,484,970        622,315
   Contract terminations, withdrawals and
     other deductions                                      (1,688,844)     (812,453)      (1,587,748)    (1,564,954)
   Contract maintenance charges                                (2,790)       (2,068)          (2,311)        (1,950)
                                                       -------------------------------  -----------------------------
Increase (decrease) in net assets from
    contract transactions                                   3,914,569     2,459,405        1,385,067        642,494
                                                       -------------------------------  -----------------------------
Net increase (decrease) in net assets                       4,581,573     2,961,104          956,794        787,732

Net assets:
   Beginning of the period                                 10,518,287     7,557,183        8,945,526      8,157,794
                                                       -------------------------------  -----------------------------
   End of the period                                     $ 15,099,860  $ 10,518,287      $ 9,902,320    $ 8,945,526
                                                       ===============================  =============================


(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                                                                 Federated High
        Federated Utility                    Federated Prime                      Income Bond
        Fund II Subaccount               Money Fund II Subaccount              Fund II Subaccount
---------------------------------     ------------------------------       -----------------------------
      2001             2000               2001             2000              2001             2000
---------------------------------     ------------------------------       -----------------------------
  $     41,155     $     42,111       $     700,298   $     792,011        $   665,040     $   679,287

      (152,752)          (9,565)                  -               -         (1,203,299)       (588,409)

       (96,426)        (222,902)                  -               -            588,884        (770,369)
---------------------------------     ------------------------------       -----------------------------

      (208,023)        (190,356)            700,298         792,011             50,625        (679,491)


       363,398          231,378          30,734,868      27,861,101            619,968         802,127

       (58,237)          69,934         (18,485,108)    (18,853,167)         3,172,061         (94,335)

      (540,625)        (164,678)         (6,847,566)     (4,707,169)        (1,593,470)     (1,559,201)
          (285)            (299)             (2,981)         (1,525)            (1,695)         (1,578)
---------------------------------     ------------------------------       -----------------------------

      (235,749)         136,335           5,399,213       4,299,240          2,196,864        (852,987)
---------------------------------     ------------------------------       -----------------------------
      (443,772)         (54,021)          6,099,511       5,091,251          2,247,489      (1,532,478)


     1,714,868        1,768,889          16,811,566      11,720,315          6,525,590       8,058,068
---------------------------------     ------------------------------       -----------------------------
  $  1,271,096     $  1,714,868       $  22,911,077   $  16,811,566        $ 8,773,079     $ 6,525,590
=================================     ==============================       =============================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                  Federated Fund for
                                                   U. S. Government               Wanger U. S. Small
                                               Securities II Subaccount             Cap Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)              $     307,572   $   293,319     $    (25,763)  $    (19,709)
   Net realized capital gains (losses) on
     investments                                   250,992      (105,001)        (510,715)       765,529
   Net change in unrealized appreciation/
     depreciation of investments                    62,412       538,231        1,069,573     (1,270,938)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    operations                                     620,976       726,549          533,095       (525,118)

Contract transactions:
   Net contract purchase payments                2,090,036     1,977,426          574,456        536,550
   Transfer payments from (to) other
     subaccounts or general account              2,320,483        22,233        1,026,995        518,205
   Contract terminations, withdrawals and
     other deductions                           (2,062,706)   (1,443,904)        (658,972)      (665,583)
   Contract maintenance charges                     (2,074)       (1,519)          (1,604)        (1,289)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    contract transactions                        2,345,739       554,236          940,875        387,883
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            2,966,715     1,280,785        1,473,970       (137,235)

Net assets:
   Beginning of the period                       8,109,693     6,828,908        3,856,561      3,993,796
                                            ------------------------------- -------------------------------
   End of the period                           $11,076,408    $8,109,693       $5,330,531     $3,856,561
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

       Wanger International            Montgomery Variable Series:        Montgomery Variable Series:
       Small Cap Subaccount                 Growth Subaccount             Emerging Markets Subaccount
-----------------------------------  -----------------------------------  --------------------------------
      2001             2000               2001             2000              2001             2000
-----------------------------------  -----------------------------------  --------------------------------
  $    (27,549)    $    (33,950)     $     57,207     $      (8,235)      $    (14,155)   $    (15,875)

      (923,753)       1,878,878          (650,259)          368,785           (841,031)        244,350

       670,161       (3,238,854)          144,177          (560,726)           734,329      (1,033,329)
-----------------------------------  -----------------------------------  --------------------------------

      (281,141)      (1,393,926)         (448,875)         (200,176)          (120,857)       (804,854)


       409,796          729,265           143,598           356,958            285,593         652,159

      (672,596)      (1,419,511)          (82,980)          304,694            123,285         394,421

      (584,292)        (656,682)         (229,460)         (311,402)          (251,227)       (304,667)
          (958)          (1,289)             (444)             (486)              (474)           (451)
-----------------------------------  -----------------------------------  --------------------------------

      (848,050)      (1,348,217)         (169,286)          349,764                            741,462
-----------------------------------  -----------------------------------  --------------------------------
    (1,129,191)      (2,742,143)         (618,161)          149,588             36,320         (63,392)


     3,900,032        6,642,175         1,914,881         1,765,293          2,359,959       2,423,351
-----------------------------------  -----------------------------------  --------------------------------
  $  2,770,841     $  3,900,032      $  1,296,720     $   1,914,881       $  2,396,279    $  2,359,959
===================================  ===================================  ================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)

                                              Strong International Stock        Strong Multi Cap Value
                                                  Fund II Subaccount              Fund II Subaccount
                                            -----------------------------   -----------------------------
                                                 2001           2000             2001           2000
                                            -----------------------------   -----------------------------
Operations:
   Net investment income (loss)               $   (3,786)    $   (4,141)    $      (8,263)   $      (440)
   Net realized capital gains (losses) on
     investments                                 (23,806)         6,692           (67,393)       (30,532)
   Net change in unrealized appreciation/
     depreciation of investments                   5,746       (232,057)          123,884         64,112
                                            -----------------------------   -----------------------------
Increase (decrease) in net assets from
    operations                                   (21,846)      (229,506)           48,228         33,140

Contract transactions:
   Net contract purchase payments                166,733        116,602           209,052        154,518
   Transfer payments from (to) other
     subaccounts or general account              (20,880)      (227,806)          647,568         71,012
   Contract terminations, withdrawals and
     other deductions                            (33,230)      (158,407)         (152,982)      (122,380)
   Contract maintenance charges                      (99)          (124)             (330)          (217)
                                            -----------------------------   -----------------------------
Increase (decrease) in net assets from
    contract transactions                        112,524       (269,735)          703,308        102,933
                                            -----------------------------   -----------------------------
Net increase (decrease) in net assets             90,678       (499,241)          751,536        136,073

Net assets:
   Beginning of the period                       354,577        853,818           661,350        525,277
                                            -----------------------------   -----------------------------
   End of the period                          $  445,255     $  354,577     $   1,412,886    $   661,350
                                            =============================   =============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

T. Rowe Price International Stock           Dreyfus Small Cap                  Endeavor Enhanced
            Subaccount                       Value Subaccount                   Index Subaccount
-----------------------------------  --------------------------------   -------------------------------
      2001             2000               2001             2000              2001             2000
-----------------------------------  --------------------------------   -------------------------------
  $    (36,371)    $    (26,936)     $      (45,168)   $    (20,059)    $         (985)  $      (9,812)

    (1,376,361)          11,945           1,539,690         635,597           (804,536)        567,790

       309,025       (1,079,884)          1,450,798        (352,597)          (282,253)     (1,643,143)
-----------------------------------  --------------------------------   -------------------------------

    (1,103,707)      (1,094,875)          2,945,320         262,941         (1,087,774)     (1,085,165)


     1,145,815        1,395,463             807,299         774,645          1,512,860       1,998,692

       915,849        1,058,513           9,362,025         915,905          1,018,883       2,245,492

      (431,974)        (990,915)         (1,200,483)       (775,058)        (2,188,259)     (1,111,355)
        (1,641)          (1,336)             (1,584)           (706)            (2,207)         (1,848)
-----------------------------------  --------------------------------   -------------------------------

     1,628,049        1,461,775           8,967,257         914,786            341,277       3,130,981
-----------------------------------  --------------------------------   -------------------------------
       524,342          366,850          11,912,577       1,177,727           (746,497)      2,045,816


     5,445,162        5,078,312           3,517,379       2,339,652          8,701,904       6,656,088
-----------------------------------  --------------------------------   -------------------------------
  $  5,969,504     $  5,445,162      $   15,429,956    $  3,517,379     $    7,955,407   $   8,701,904
===================================  ================================   ===============================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)


                                                                             Credit Suisse Warburg Pincus
                                               Stein Roe Small Company             - International
                                                  Growth Subaccount               Equity Subaccount
                                             ----------------------------   ------------------------------
                                                 2001           2000             2001           2000
                                             ----------------------------   ------------------------------
Operations:
   Net investment income (loss)                $  (4,408)     $  (2,568)      $    (8,695)   $    (4,323)
   Net realized capital gains (losses) on
     investments                                (239,708)        57,014          (435,797)        99,216
   Net change in unrealized appreciation/
     depreciation of investments                 164,706       (184,221)          218,927       (614,160)
                                             ----------------------------   -------------------------------
Increase (decrease) in net assets from
    operations                                   (79,410)      (129,775)         (225,565)      (519,267)

Contract transactions:
   Net contract purchase payments                232,942        271,916            86,338        381,362
   Transfer payments from (to) other
     subaccounts or general account              (12,740)       348,709          (192,080)       (50,991)
   Contract terminations, withdrawals and
     other deductions                            (32,483)       (18,347)         (407,254)      (392,691)
   Contract maintenance charges                     (172)           (93)             (294)          (486)
                                             ----------------------------   -------------------------------
Increase (decrease) in net assets from
    contract transactions                        187,547        602,185          (513,290)       (62,806)
                                             ----------------------------   -------------------------------
Net increase (decrease) in net assets            108,137        472,410          (738,855)      (582,073)

Net assets:
   Beginning of the period                       648,015        175,605         1,583,419      2,165,492
                                             ----------------------------   -------------------------------
   End of the period                           $ 756,152      $ 648,015       $   844,564    $ 1,583,419
                                             ============================   ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

      Credit Suisse Warburg
      Pincus - Small Company                   Janus Growth                       Janus Global
        Growth Subaccount                       Subaccount                         Subaccount
----------------------------------- ----------------------------------------------------------------------
       2001              2000             2001             2000              2001              2000
----------------------------------- ----------------------------------------------------------------------
  $    (22,959)    $    (31,431)     $    (45,104)    $   1,430,553     $       4,745    $     739,787

    (3,412,909)       2,390,019        (6,052,361)       (1,549,502)      (1,299,165)          115,076

     1,799,145       (3,555,016)        3,244,299        (3,093,166)         546,552        (1,819,841)
----------------------------------- ----------------------------------------------------------------------

    (1,636,723)      (1,196,428)       (2,853,166)       (3,212,115)        (747,868)         (964,978)


       544,028          962,284         1,428,472         3,828,752           19,728         1,053,999

    (4,997,168)       4,626,337          (169,695)        6,062,313         (546,430)        1,398,402

      (420,350)        (580,491)         (993,273)         (851,588)        (480,109)         (577,742)
          (804)            (981)           (2,114)           (1,524)            (883)             (576)
----------------------------------- ----------------------------------------------------------------------

    (4,874,294)       5,007,146           263,390         9,037,953       (1,007,694)        1,874,083
----------------------------------- ----------------------------------------------------------------------
    (6,511,017)       3,810,721        (2,589,776)        5,825,838       (1,755,562)          909,105


     9,707,355        5,896,634         9,095,796         3,269,958        3,339,455         2,430,350
----------------------------------- ----------------------------------------------------------------------
  $  3,196,338     $  9,707,355      $  6,506,020     $   9,095,796     $  1,583,893     $   3,339,455
=================================== ======================================================================

                     Peoples Benefit Life Insurance Company
              Separate Account V - Advisor's Edge Variable Annuity

                 Statements of Changes in Net Assets (continued)


                                             LKCM Strategic Total Return           Alger Aggressive
                                                      Subaccount                  Growth Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $   (1,902)   $   59,681      $   (16,739)   $   389,388
   Net realized capital gains (losses) on
     investments                                   (69,811)       12,873       (1,689,224)         3,836
   Net change in unrealized appreciation/
     depreciation of investments                    38,086      (106,086)       1,128,193     (1,496,562)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    operations                                     (33,627)      (33,532)        (577,770)    (1,103,338)

Contract transactions:
   Net contract purchase payments                  523,284       781,119          763,334      1,651,725
   Transfer payments from (to) other
     subaccounts or general account                (87,545)      274,255         (170,255)     1,618,215
   Contract terminations, withdrawals and
     other deductions                             (152,388)     (111,720)        (696,666)      (142,507)
   Contract maintenance charges                       (196)          (51)            (602)          (294)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
    contract transactions                          283,155       943,603         (104,179)     3,127,139
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets              249,528       910,071         (681,959)     2,023,801

Net assets:
   Beginning of the period                       1,065,012       154,942        2,994,588        970,787
                                            ------------------------------- -------------------------------
   End of the period                            $1,314,540    $1,065,012      $ 2,312,629    $ 2,994,588
                                            =============================== ===============================


(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                                 Pilgrim                   Van
                         Gabelli                  Baxter                  Kampen
   J. P. Morgan Real      Global     GE U.S.     Mid Cap     Salomon     Emerging
   Estate Securities      Growth      Equity      Growth     All Cap      Growth
      Subaccount        Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
----------------------  ----------  ----------  ----------  ----------  ----------
     2001       2000     2001 (1)    2001 (1)    2001 (1)    2001 (1)    2001 (1)
----------------------  ----------  ----------  ----------  ----------  ----------
$   27,651  $    3,705  $      (31) $     (370) $      (61) $      (42) $     (113)

   176,169       3,759         (18)        (68)      1,211         (46)     (1,888)

    (1,332)    180,540         871       7,591         863       3,972        (443)
----------------------  ----------- ----------  ----------  ----------  ----------
   202,488     188,004         822       7,153       2,013       3,884      (2,444)


   386,342     291,499       9,697     388,533      10,074       8,241      68,228

 1,449,597     439,525      14,352       5,370      22,804      49,824       2,731

  (563,490)    (82,926)          -        (166)          -           -           -
      (377)       (108)          -           -           -           -           -
----------------------  ----------- ----------  ----------  ----------  ----------
 1,272,072     647,990      24,049     393,737      32,878      58,065      70,959
----------------------  ----------- ----------  ----------  ----------  ----------
 1,474,560     835,994      24,871     400,890      34,891      61,949      68,515


 1,329,402     493,408           -           -           -           -           -
----------------------  ----------  ----------  ----------  ----------  ----------
$2,803,962  $1,329,402  $   24,871  $  400,890  $   34,891  $   61,949  $   68,515
======================  ==========  ==========  ==========  ==========  ==========

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                Statements of Changes in Net Assets (continued)

                                                                             Alliance
                                                Alliance      Alliance        Premier       Dreyfus -
                                                 Growth      Technology       Growth        Core Bond
                                               Subaccount    Subaccount     Subaccount      Subaccount
                                               ----------    ----------     ----------      ----------
                                                 2001 (1)       2001 (1)     2001 (1)         2001 (1)
                                               ----------    ----------     ----------      ----------
Operations:
   Net investment income (loss)                $      (48)   $      (13)      $   (106)     $   3,142
   Net realized capital gains (losses) on
     investments                                      (34)           29            (41)         1,964
   Net change in unrealized appreciation/
     depreciation of investments                      (45)          541          2,824         (5,461)
                                               ----------    ----------     ----------      ---------
Increase (decrease) in net assets from
    operations                                       (127)          557          2,677           (355)

Contract transactions:
   Net contract purchase payments                  21,270         3,000         67,446        164,147
   Transfer payments from (to) other
     subaccounts or general account                   (82)         (802)           (56)       116,486
   Contract terminations, withdrawals and
     other deductions                                   -             -              -           (166)
   Contract maintenance charges                         -             -              -              -
                                               ----------    ----------     ----------     ----------
Increase (decrease) in net assets from
    contract transactions                          21,188         2,198         67,390        280,467
                                               ----------    ----------     ----------     ----------
Net increase (decrease) in net assets              21,061         2,755         70,067        280,112

Net assets:
   Beginning of the period                              -             -              -              -
                                               ----------    ----------     ----------     ----------
   End of the period                           $   21,061    $    2,755       $ 70,067      $ 280,112
                                               ==========    ==========     ==========     ==========

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

   Dreyfus
   Socially        Dreyfus        Seligman          Seligman                                         Transamerica
 Responsible        VIF -          Global        Communications      Seligman      Transamerica       VIF Small
    Growth       Appreciation    Technology     and Information       Capital       VIF Growth         Company
  Subaccount      Subaccount     Subaccount        Subaccount       Subaccount      Subaccount        Subaccount
-------------   -------------   ------------    ---------------    -------------   -------------    -------------
   2001 (1)        2001 (1)       2001 (1)          2001 (1)         2001 (1)        2001 (1)          2001 (1)
-------------   -------------   ------------    ---------------    -------------   -------------    -------------
 $      (14)      $      838     $     (30)        $      (46)      $      (82)      $      (92)       $    (11)

        (10)             (73)        1,908              6,683           16,520              983              14

       (193)            (458)          274             (4,149)         (14,376)            (639)            433
-------------   -------------   ------------    ---------------    -------------   -------------    -------------

       (217)             307         2,152              2,488            2,062              252             436


      3,000           66,145        13,720             35,836           39,356          102,181           3,000

      6,986          149,122        (2,248)             1,980              142           11,451              (8)

          -             (353)            -                  -                -                -               -
          -                -             -                  -                -                -               -
-------------   -------------   ------------    ---------------    -------------   -------------    -------------

      9,986          214,914        11,472             37,816           39,498          113,632           2,992
-------------   -------------   ------------    ---------------    -------------   -------------    -------------
      9,769          215,221        13,624             40,304           41,560          113,884           3,428

          -                -             -                  -                -                -               -
-------------   -------------   ------------    ---------------    -------------   -------------    -------------
 $    9,769       $  215,221     $  13,624         $   40,304       $   41,560       $  113,884        $  3,428
=============   =============   ============    ===============    =============   =============    =============

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                         Notes to Financial Statements

                               December 31, 2001

1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly-owned subsidiary of AEGON N.V., a holding company registered under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixty-two investment subaccounts, including six in specified portfolios of the DFA Investment Dimensions Group, Inc., five in specified portfolios of the Federated Insurance Series, two in specified portfolios of the Wanger Advisor's Trust, two in specified portfolios of the Montgomery Funds III, two in specified portfolios of the Strong Variable Insurance Funds, Inc., three in specified portfolios of the Endeavor Series Trust, one in the Stein Roe Small Company Growth, Variable Series of the Stein Roe Variable Investment Trust, two in specified portfolios of the Credit Suisse Warburg Pincus Trust, ten in specified portfolios of the AEGON/Transamerica Series Fund, Inc., three in specified portfolios of the Alliance Variable Products Series Fund, Inc., one in the Dreyfus - Core Bond Portfolio of the Dreyfus Investment Portfolios, one in the Dreyfus Socially Responsible Growth Fund, one in the Dreyfus VIF - Appreciation Portfolio of the Dreyfus Variable Investment Fund, three in specified portfolios of Seligman Portfolios, Inc., and two in specified portfolios of the Transamerica Variable Insurance Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in these forty-four subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in these forty-four subaccounts (with the exception of the portfolios of the DFA Investment Dimensions Group) is also available to contract owners of the Advisor's Edge Select Variable Annuity, also offered by PBL. Activity in the Federated Prime Money Fund II Portfolio of the Federated Insurance Series is also available to contract owners of the Dimensional Variable Annuity, also offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining eighteen subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)

2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                             Net Asset
                                              Number of      Value Per          Market
                                             Shares Held      Shares             Value          Cost
                                        -------------------------------------------------------------------
   DFA Investment Dimensions Group,
     Inc.:
       DFA - VA Small Value Portfolio       1,659,805.131     $11.45          $19,004,769    $18,402,321
       DFA - VA Large Value Portfolio       2,167,238.677      12.71           27,545,604     29,387,584
       DFA- VA International Value
         Portfolio                          1,744,128.905       9.26           16,150,634     16,877,664
       DFA - VA International Small
         Portfolio                          1,307,988.602       6.08            7,952,571      9,136,238
       DFA - VA Short-Term Fixed            1,653,711.428      10.18           16,834,782     16,975,302
         Portfolio
       DFA - VA Global Bond Portfolio       1,487,671.334      10.15           15,099,864     15,394,474
   The Federated Insurance Series:
     Federated American Leaders Fund II
                                              514,409.599      19.25            9,902,385      9,997,074
     Federated Utility Fund II                122,575.089      10.37            1,271,104      1,566,470
     Federated Prime Money Fund II         22,905,599.560       1.00           22,905,600     22,905,600
     Federated High Income Bond Fund II
                                            1,136,410.549       7.72            8,773,089      9,117,516
     Federated Fund for U. S.
       Government Securities II               969,067.076      11.43           11,076,437     10,625,462
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                   239,577.691      22.25            5,330,604      4,924,360
     Wanger International Small Cap           179,900.665      15.40            2,770,470      2,736,648
   The Montgomery Funds III:
     Montgomery Variable Series:              121,189.007      10.70            1,296,722      1,554,966
       Growth
     Montgomery Variable Series:
       Emerging Markets                       331,947.476       7.22            2,396,661      2,168,702
   Strong Variable Insurance Funds,
     Inc.:
       Strong International Stock
         Fund II                               59,847.991       7.44              445,269        435,694
       Strong Multi Cap Value Fund II         138,656.107      10.19            1,412,906      1,271,576
   Endeavor Series Trust:
     T. Rowe Price International Stock
       Portfolio                              651,722.083       9.16            5,969,774      5,831,862
     Dreyfus Small Cap Value Portfolio        981,580.336      15.72           15,430,443     14,078,961

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)

     Endeavor Enhanced Index Portfolio        600,862.539      13.24            7,955,420      9,352,869

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                                  Net Asset
                                                 Number of        Value Per          Market
                                                Shares Held         Share            Value           Cost
                                               ----------------------------------------------------------------
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth               83,093.947       $  9.10        $   756,155    $     723,769
       Fund
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus -
       International Equity Portfolio            100,967.237          8.34            842,067          824,310
     Credit Suisse Warburg Pincus -
       Small Company Growth Portfolio            228,161.811         14.01          3,196,547        3,292,915
   AEGON/Transamerica Series Fund,
     Inc.:
       Janus Growth                              199,275.109         32.65          6,506,332        6,412,557
       Janus Global                               86,457.719         18.32          1,583,905        2,517,657
       LKCM Strategic Total Return                91,097.927         14.43          1,314,543        1,383,264
       Alger Aggressive Growth                   141,534.310         16.34          2,312,671        2,542,739
       J. P. Morgan Real Estate
         Securities                              250,131.587         11.21          2,803,975        2,645,903
       Gabelli Global Growth                       3,044.167          8.17             24,871           24,000
       GE U.S. Equity                             29,651.702         13.52            400,891          393,300
       Pilgrim Baxter Mid Cap Growth               3,615.690          9.65             34,891           34,028
       Salomon All Cap                             4,743.472         13.06             61,950           57,978
       Van Kampen Emerging Growth                  3,524.413         19.44             68,515           68,958
   Alliance Variable Products Series
     Fund, Inc.:
       Alliance Growth Portfolio                   1,291.236         16.31             21,060           21,105
       Alliance Technology Portfolio                 160.608         17.15              2,754            2,213
       Alliance Premier Growth
         Portfolio                                 2,802.654         25.00             70,066           67,242
   Dreyfus Investment Portfolios:
     Dreyfus - Core Bond Portfolio                22,125.858         12.66            280,113          285,574
   Dreyfus Socially Responsible Growth
     Fund                                            367.393         26.59              9,769            9,962
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Appreciation                    6,166.784         34.90            215,221          215,679
       Portfolio

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                               Net Asset
                                              Number of        Value Per             Market
                                             Shares Held         Share               Value          Cost
                                           ----------------------------------------------------------------
   Seligman Portfolios, Inc.:
     Seligman Global Technology
       Portfolio                                1,053.699       $ 12.93            $  13,624      $  13,350
     Seligman Communications and
       Information Portfolio                    3,216.626         12.53               40,304         44,453
     Seligman Capital Portfolio                 3,367.831         12.34               41,559         55,935
   Transamerica Variable Insurance
     Fund, Inc.:
       Transamerica VIF Growth
         Portfolio                              6,445.032         17.67              113,884        114,523
       Transamerica VIF Small Company
         Portfolio                                306.570         11.18                3,427          2,994

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                                             Purchases            Sales
                                                                       ----------------------------------------
   DFA Investment Dimensions Group, Inc.:
     DFA - VA Small Value Portfolio                                        $   6,148,845      $   2,708,740
     DFA - VA Large Value Portfolio                                            9,902,788          3,235,220
     DFA - VA International Value Portfolio                                   16,255,697         12,386,239
     DFA- VA International Small Portfolio                                     5,398,154          3,528,933
     DFA - VA Short-Term Fixed Portfolio                                       6,434,632          2,369,082
     DFA - VA Global Bond Portfolio                                            7,085,036          2,591,742
   The Federated Insurance Series:
     Federated American Leaders Fund II                                       15,013,534         13,523,104
     Federated Utility Fund II                                                   488,878            683,536
     Federated Prime Money Fund II                                           277,604,224        271,510,172
     Federated High Income Bond Fund II                                        6,952,911          4,091,012
     Federated Fund for U. S. Government Securities II                         6,787,757          4,134,417
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                    4,099,032          3,183,830
     Wanger International Small Cap                                          109,673,417        108,967,444
   The Montgomery Funds III:
     Montgomery Variable Series: Growth                                        1,534,610          1,544,252
     Montgomery Variable Series: Emerging Markets                              8,004,423          7,861,030
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                       27,054,344         26,899,889
     Strong Multi Cap Value Fund II                                            3,216,710          2,521,187

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


2. Investments (continued)

                                                                              Purchases          Sales
                                                                       ------------------------------------
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                            $ 37,212,050     $  34,436,723
     Dreyfus Small Cap Value Portfolio                                        50,320,826        39,758,519
     Endeavor Enhanced Index Portfolio                                         3,502,496         3,162,148
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund                                         932,366           456,999
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus - International Equity Portfolio            18,190,145        18,714,637
     Credit Suisse Warburg Pincus - Small Company Growth Portfolio            18,510,548        23,407,551
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                             13,235,369        12,772,495
     Janus Global                                                                301,723         1,304,526
     LKCM Strategic Total Return                                                 705,295           417,659
     Alger Aggressive Growth                                                   1,753,031         1,873,622
     J. P. Morgan Real Estate Securities                                       2,271,063           971,326
     Gabelli Global Growth                                                        36,754            12,736
     GE U.S. Equity                                                              396,645             3,269
     Pilgrim Baxter Mid Cap Growth                                               579,295           546,478
     Salomon All Cap                                                              61,036             3,012
     Van Kampen Emerging Growth                                                   82,140            11,108
   Alliance Variable Products Series Fund, Inc.:
     Alliance Growth Portfolio                                                    22,159             1,020
     Alliance Technology Portfolio                                                 8,964             6,780
     Alliance Premier Growth Portfolio                                            68,360             1,077
   Dreyfus Investment Portfolios:
     Dreyfus - Core Bond Portfolio                                               288,984             3,402
   Dreyfus Socially Responsible Growth Fund                                       10,977             1,005
   Dreyfus Variable Investment Fund:
     Dreyfus VIF - Appreciation Portfolio                                        218,814             3,062
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                        153,166           139,360
     Seligman Communications and Information Portfolio                            45,531             1,087
     Seligman Capital Portfolio                                                   57,026             1,094
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                           115,624             1,112
     Transamerica VIF Small Company Portfolio                                      4,004             1,024

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                                     DFA - VA        DFA - VA       DFA - VA
                                       DFA - VA       DFA - VA     International   International   Short-Term
                                      Small Value    Large Value      Value            Small         Fixed
                                      Subaccount     Subaccount     Subaccount       Subaccount    Subaccount
                                    --------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                     764,208        942,056      1,072,798         784,305     1,002,680
   Units purchased                       134,502        179,370        161,772         129,580       210,188
   Units redeemed and
     transferred                        (126,198)      (172,392)      (185,306)       (123,486)     (222,395)
                                    --------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000                   772,512        949,034      1,049,264         790,399       990,473
   Units purchased                     1,207,862      2,512,145      1,560,601         926,452     1,269,138
   Units redeemed and
     transferred                         267,695        726,216        318,849         107,651       698,174
                                    --------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001                 2,248,069      4,187,395      2,928,714       1,824,502     2,957,785
                                    ==========================================================================

                                                      Federated                      Federated     Federated
                                                      American        Federated        Prime      High Income
                                       DFA - VA       Leaders         Utility          Money          Bond
                                      Global Bond     Fund II         Fund II         Fund II       Fund II
                                      Subaccount     Subaccount      Subaccount      Subaccount    Subaccount
                                    --------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                     518,872        327,212         97,673         952,527       589,780
   Units purchased                       111,620         65,632         13,255       2,382,108        63,855
   Units redeemed and
     transferred                          53,113        (40,111)        (5,325)     (2,037,646)     (125,263)
                                    --------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000                   683,605        352,733        105,603       1,296,989       528,372
   Units purchased                     1,369,313        687,404        166,588      16,800,345       430,737
   Units redeemed and
     transferred                         562,139        172,796        (67,039)    (11,585,949)    2,485,871
                                    --------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001                 2,615,057      1,212,933        205,152       6,511,385     3,444,980
                                    ==========================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




3. Accumulation Units Outstanding (continued)

                                                                                              Montgomery
                               Federated Fund                                                  Variable
                                  for U. S.        Wanger        Wanger       Montgomery        Series:
                                 Government         U. S.     International    Variable        Emerging
                                Securities II     Small Cap     Small Cap   Series: Growth      Markets
                                 Subaccount      Subaccount    Subaccount     Subaccount      Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                547,797        164,471       182,333         89,026         227,382
   Units purchased                  151,108         25,177        22,984         18,352          75,437
   Units redeemed and
     transferred                   (108,891)       (15,601)      (55,774)          (493)          9,088
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000              590,014        174,047       149,543        106,885         311,907
   Units purchased                  789,343        382,360       105,077         34,884         155,154
   Units redeemed and
     transferred                    195,905        205,573       (15,348)        (1,438)          2,984
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001            1,575,262        761,980       239,272        140,331         470,045
                               ============================================================================


                                   Strong         Strong         T. Rowe
                                International    Multi Cap        Price         Dreyfus       Endeavor
                                    Stock          Value      International    Small Cap      Enhanced
                                   Fund II        Fund II         Stock          Value         Index
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                57,878         53,258          366,344        201,694        434,242
   Units purchased                   9,721         14,903          117,704         61,678        138,707
   Units redeemed and
     transferred                   (27,596)        (5,570)            (382)        11,520         68,516
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000              40,003         62,591          483,666        274,892        641,465
   Units purchased                 124,209        188,711          839,003        269,594        867,672
   Units redeemed and
     transferred                   (21,385)        34,999           78,087      4,016,832        (81,502)
                               ----------------------------------------------------------------------------
Units outstanding at
     December 31, 2001             142,827        286,301        1,400,756      4,561,318      1,427,635
                               ============================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



3. Accumulation Units Outstanding (continued)

                                               Credit Suisse    Credit Suisse
                                  Stein Roe       Warburg          Warburg
                                    Small         Pincus -      Pincus-Small
                                   Company     International       Company         Janus          Janus
                                   Growth         Equity           Growth         Growth         Global
                                 Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
                               ------------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                 12,554       141,359          275,865          239,345       155,589
   Units purchased                   18,096        29,515           47,691          298,588        75,247
   Units redeemed and
     transferred                     18,639       (30,486)         234,639          405,084        30,129
                               ------------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000               49,289       140,388          558,195          943,017       260,965
   Units purchased                   57,966        38,838          193,043          654,010        11,240
   Units redeemed and
     transferred                     (5,436)      (52,995)        (356,816)        (144,666)     (110,733)
                               ------------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001              101,819       126,231          394,422        1,452,361       161,472
                               ==============================================================================

                               LKCM Strategic      Alger        J. P. Morgan      Gabelli
                                   Total        Aggressive       Real Estate      Global         GE U.S.
                                   Return         Growth         Securities       Growth         Equity
                                 Subaccount     Subaccount       Subaccount     Subaccount     Subaccount
                               ------------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                14,628         64,889           54,834              -                -
   Units purchased                  74,853        127,374           27,699              -                -
   Units redeemed and
     transferred                    15,676        101,110           32,189              -                -
                               ------------------------------------------------------------------------------
   Units outstanding at
     December 31, 2000             105,157        293,373          114,722              -                -
   Units purchased                 250,090        422,947          256,599         10,310          414,880
   Units redeemed and
     transferred                   (72,778)      (154,552)         272,094         15,691            5,947
                               ------------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001             282,469        561,768          643,415         26,001          420,827
                               ==============================================================================

                                                                              67
juggling by LaserSet

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




3. Accumulation Units Outstanding (continued)

                               Pilgrim Baxter                  Van Kampen
                                   Mid Cap        Salomon       Emerging       Alliance       Alliance
                                   Growth         All Cap        Growth         Growth       Technology
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                     -              -              -              -              -
   Units purchased                  11,428          8,520         77,027         22,946          3,003
   Units redeemed and
     transferred                    27,931         55,032          1,439             (3)            (3)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001              39,359         63,552         78,466         22,943          3,000
                               ============================================================================

                                                                 Dreyfus
                                  Alliance                      Socially                      Seligman
                                  Premier        Dreyfus -     Responsible   Dreyfus VIF -     Global
                                   Growth        Core Bond       Growth      Appreciation    Technology
                                 Subaccount     Subaccount     Subaccount     Subaccount     Subaccount
                               ----------------------------------------------------------------------------
   Units outstanding at
     January 1, 2000                     -              -              -                -            -
   Units purchased                  74,811        161,809          3,003           69,230       15,000
   Units redeemed and
     transferred                        (3)       115,343          7,763          155,254           (3)
                               ----------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001              74,808        277,152         10,766          224,484       14,997
                               ============================================================================

                                         Seligman                                        Transamerica
                                      Communications      Seligman     Transamerica        VIF Small
                                     and Information      Capital       VIF Growth          Company
                                        Subaccount       Subaccount     Subaccount         Subaccount
                                    -----------------------------------------------------------------------
   Units outstanding at January 1,
     2000                                     -                 -                  -               -
   Units purchased                       38,500            43,366            106,337           3,003
   Units redeemed and transferred         2,173                (3)            12,474              (3)
                                    -----------------------------------------------------------------------
   Units outstanding at
     December 31, 2001                   40,673            43,363            118,811           3,000
                                    =======================================================================

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


4. Financial Highlights

The Mutual Fund Account offers a return of premium death benefit, a 6 year step-up death benefit, and a double enhanced death benefit. These death benefit options have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                              At December 31, 2001             Year Ended December 31, 2001, Except as Noted
                     ---------------------------------------- -------------------------------------------------
                                    Unit Fair
                                      Value                    Investment  Expense Ratio**   Total Return***
                                    Lowest to       Net          Income        Lowest            Lowest
Subaccount              Units        Highest       Assets        Ratio*      to Highest        to Highest
------------------------------------------------------------- -------------------------------------------------
DFA - VA Small Value   2,248,069 $1.05 to $21.29  $19,000,155      0.64%   0.60% to 0.75%    4.53% to 23.09%
DFA - VA Large Value   4,187,395  0.94 to 22.33    27,545,596      1.44     0.60 to 0.75    (5.95) to (0.96)
DFA - VA               2,928,714  0.91 to 12.03    16,150,219      2.07     0.60 to 0.75    (16.41) to (9.37)
    International
    Value
DFA - VA               1,824,502  0.87 to 8.02      7,952,889      2.23     0.60 to 0.75   (12.57) to (11.67)
    International
    Small
DFA - VA Short-Term    2,957,785  1.03 to 13.37    16,834,786      4.35     0.60 to 0.75      2.53 to 4.82
    Fixed
DFA - VA Global Bond   2,615,057  1.03 to 16.20    15,099,860      4.19     0.60 to 0.75      2.86 to 5.26
Federated American     1,212,933  0.95 to 24.13     9,902,320      1.27     0.60 to 0.75    (4.84) to (4.54)
    Leaders Fund II
Federated Utility        205,152  0.91 to 13.92     1,271,096      3.49     0.60 to 0.75    (14.28) to (8.85)
    Fund II
Federated Prime        6,511,385  1.01 to 13.37    22,911,077      4.05     0.60 to 0.75      1.11 to 3.12
    Money Fund II
Federated High         3,444,980  0.99 to 12.44     8,773,079     10.10     0.60 to 0.75     (0.91) to 0.72
    Income Bond
    Fund II
Federated Fund for     1,575,262  1.03 to 14.62    11,076,408      3.66     0.60 to 0.75      3.21 to 6.34
    U.S. Government
    Securities II
Wanger U.S. Small Cap    761,980  1.01 to 24.52     5,330,531      0.06     0.60 to 0.75      1.28 to 10.66
Wanger International     239,272  0.85 to 20.43     2,770,841      0.00     0.60 to 0.75   (21.67) to (14.72)

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


    Small Cap

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



4. Financial Highlights (continued)

                              At December 31, 2001             Year Ended December 31, 2001, Except as Noted
                       -------------------------------------- -------------------------------------------------
                                    Unit Fair
                                      Value                    Investment  Expense Ratio**   Total Return***
                                    Lowest to       Net          Income        Lowest            Lowest
Subaccount              Units        Highest       Assets        Ratio*      to Highest        to Highest
------------------------------------------------------------- -------------------------------------------------
Montgomery Variable      140,331 $0.91 to $14.10 $  1,296,720      4.32%   0.60% to 0.75%  (21.27)% to  (8.46)%
    Series: Growth
Montgomery Variable      470,045    0.97 to 6.99    2,396,279      0.00     0.60 to 0.75    (7.56)  to  (2.88)
    Series: Emerging
    Markets
Strong International     142,827    0.90 to 6.86      445,255      0.00     0.60 to 0.75   (22.64)  to  (9.78)
    Stock Fund II
Strong Multi Cap         286,301   0.97 to 10.93    1,412,886      0.00     0.60 to 0.75    (2.66)  to   3.45
    Value Fund II
T. Rowe Price          1,400,756    0.92 to 8.62    5,969,504      0.00     0.60 to 0.75   (23.45)  to  (7.77)
    International
    Stock
Dreyfus Small Cap      4,561,318   1.03 to 16.37   15,429,956      0.00     0.60 to 0.75     2.80   to  27.95
    Value
Endeavor Enhanced      1,427,635   0.94 to 11.86    7,955,407      0.64     0.60 to 0.75   (12.55)  to  (5.60)
    Index
Stein Roe Small          101,819   0.96 to 11.75      756,152      0.00     0.60 to 0.75   (10.61)  to  (3.50)
    Company Growth
Credit Suisse            126,231    0.94 to 8.73      844,564      0.00     0.60 to 0.75   (22.62)  to  (6.30)
    Warburg Pincus -
    International
    Equity
Credit Suisse            394,422   1.04 to 14.51    3,196,338      0.00     0.60 to 0.75   (16.55)  to   3.67
    Warburg Pincus -
    Small Company
    Growth
Janus Growth           1,452,361    0.88 to 6.88    6,506,020      0.00     0.60 to 0.75   (28.67)  to (12.14)
Janus Global             161,472            9.81    1,583,893      0.85             0.65               (23.35)
LKCM Strategic Total     282,469    1.00 to 9.84    1,314,540      0.48     0.60 to 0.75    (2.82)  to   0.33
    Return
Alger Aggressive         561,768    0.94 to 8.47    2,312,629      0.00     0.60 to 0.75   (17.00)  to  (5.79)
    Growth
J.P. Morgan Real         643,415   1.03 to 12.79    2,803,962      2.23     0.60 to 0.75     3.49   to  10.33
    Estate Securities
Gabelli Global            26,001            0.96       24,871       .05     0.60 to 0.75    (4.38)  to  (4.30)
    Growth****
GE U.S. Equity****       420,827            0.95      400,890      0.00     0.60 to 0.75    (4.80)  to  (4.72)
Pilgrim Baxter Mid        39,359            0.89       34,891      0.00     0.60 to 0.75   (11.42)  to (11.35)
    Cap****
Salomon All Cap****       63,552            0.97       61,949      0.10     0.60 to 0.75    (2.60)  to  (2.52)
Van Kampen Emerging       78,466            0.87       68,515      0.03     0.60 to 0.75   (12.72)  to (12.65)
    Growth****

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)



Alliance Growth****       22,943      0.92             21,061      0.00     0.60 to 0.75    (8.28) to (8.20)

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)




4. Financial Highlights (continued)


                              At December 31, 2001             Year Ended December 31, 2001, Except as Noted
                     ---------------------------------------- -------------------------------------------------
                                    Unit Fair
                                      Value                    Investment  Expense Ratio**   Total Return***
                                    Lowest to       Net          Income        Lowest            Lowest
Subaccount              Units        Highest       Assets        Ratio*      to Highest        to Highest
------------------------------------------------------------- -------------------------------------------------
Alliance                   3,000     $0.92        $     2,755      0.00%   0.60% to 0.75%  (8.22)% to (8.14)%
    Technology****
Alliance Premier          74,808      0.94             70,067      0.00     0.60 to 0.75    (6.39) to (6.32)
    Growth****
Dreyfus - Core           277,152      1.01            280,112      3.61     0.60 to 0.75      1.01 to 1.10
    Bond****
Dreyfus Socially          10,766      0.91              9,769      0.00     0.60 to 0.75    (9.27) to (9.20)
    Responsible
    Growth****
Dreyfus VIF -            224,484      0.96            215,221      2.21     0.60 to 0.75    (4.16) to (4.09)
    Appreciation****
Seligman Global           14,997      0.91             13,624      0.00     0.60 to 0.75    (9.22) to (9.14)
    Technology****
Seligman                  40,673      0.99             40,304      0.00     0.60 to 0.75    (0.97) to (0.89)
    Communications
    & Information****
Seligman Capital****      43,363      0.96             41,560      0.00     0.60 to 0.75    (4.22) to (4.14)
Transamerica VIF         118,811      0.96            113,884      0.00     0.60 to 0.75    (4.19) to (4.11)
    Growth****
Transamerica VIF           3,000      1.14              3,428      0.00     0.60 to 0.75     14.21 to 14.30
    Small Company****

      *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
     **These ratios represent the annualized contract expenses of the Mutual
       Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
    ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


****Commencement of operations, June 18, 2001. Expense ratio has been annualized

                    Peoples Benefit Life Insurance Company
             Separate Account V - Advisor's Edge Variable Annuity

                   Notes to Financial Statements (continued)


5. Administrative, Mortality, and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge was .45% for the Return of Premium Death Benefit Option, .50% for the 6 Year Step-up Death Benefit Option, and .60% for the Double Enhanced Death Benefit Option.

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. PBL also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts' accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

FINANCIAL STATEMENTS

Peoples Benefit Life Insurance Company Separate Account V -
Advisor's Edge Select Variable Annuity
Year Ended December 31, 2001

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                              Financial Statements

                          Year Ended December 31, 2001




                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Statements of Assets and Liabilities...........................................3
Statements of Operations......................................................23
Statements of Changes in Net Assets...........................................33
Notes to Financial Statements.................................................45

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the Advisor's Edge Select Variable Annuity,
Peoples Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of certain subaccounts of Peoples Benefit Life Insurance Company Separate Account V (comprised of the Federated American Leaders II, Federated Utility II, Federated Prime Money II, Federated High Income Bond II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap, Wanger International Small Cap, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock II, Strong Multi Cap Value II, T. Rowe Price International Stock, Dreyfus Small Cap Value, Endeavor Enhanced Index, Stein Roe Small Company Growth, Credit Suisse Warburg Pincus International Equity, Credit Suisse Warburg Pincus Small Company Growth, Janus Growth, Janus Global, LKCM Strategic Total Return, Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Gabelli Global Growth, GE U.S. Equity, Pilgrim Baxter Mid Cap Growth, Salomon All Cap, Van Kampen Emerging Growth, Alliance Growth, Alliance Technology, Alliance Premier Growth, Core Bond, Dreyfus Socially Responsible Growth, Appreciation, Seligman Global Technology, Seligman Communications and Information, Seligman Capital, Transamerica VIF Growth, and Transamerica VIF Small Company subaccounts), which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity, as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2001, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Peoples Benefit Life Insurance Company Separate Account V which are available for investment by contract owners of the Advisor's Edge Select Variable Annuity at December 31, 2001, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Des Moines, Iowa
February 1, 2002

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Assets and Liabilities

                                December 31, 2001

                                                                           Federated
                                                                           American         Federated
                                                                          Leaders II        Utility II
                                                                          Subaccount        Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                       $        -         $      -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                                     3,444,699                -
     Federated Utility Fund II                                                      -          300,235
     Federated Prime Money Fund II                                                  -                -
     Federated High Income Bond Fund II                                             -                -
     Federated Fund for U. S. Government Securities II                              -                -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                         -                -
     Wanger International Small Cap                                                 -                -
   The Montgomery Funds III:
     Montgomery Growth Fund                                                         -                -
     Montgomery Emerging Markets Fund                                               -                -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -                -
     Strong Multi Cap Value Fund II                                                 -                -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -                -
     Dreyfus Small Cap Value Portfolio                                              -                -
     Endeavor Enhanced Index Portfolio                                              -                -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                                  -                -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                    -                -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                    -                -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                                   -                -
     Janus Global                                                                   -                -
     LKCM Strategic Total Return                                                    -                -
     Alger Aggressive Growth                                                        -                -
     J. P. Morgan Real Estate Securities                                            -                -
     Gabelli Global Growth                                                          -                -
     GE U.S. Equity                                                                 -                -
     Pilgrim Baxter Mid Cap Growth                                                  -                -
     Salomon All Cap                                                                -                -
     Van Kampen Emerging Growth                                                     -                -

See accompanying notes.

                                            Federated Fund
     Federated            Federated            for U.S.                                 Wanger
       Prime             High Income         Government            Wanger U.S.       International          Montgomery
      Money II             Bond II          Securities II           Small Cap          Small Cap              Growth
     Subaccount          Subaccount           Subaccount           Subaccount          Subaccount           Subaccount
--------------------------------------------------------------------------------------------------------------------------
     $    1,958           $      -           $        -           $        -           $        -           $        -


              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
      8,361,943                  -                    -                    -                    -                    -
              -            752,722                    -                    -                    -                    -
              -                  -            5,610,339                    -                    -                    -

              -                  -                    -            1,410,439                    -                    -
              -                  -                    -                    -            1,620,680                    -

              -                  -                    -                    -                    -            1,212,002
              -                  -                    -                    -                    -                    -

              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -

              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -

              -                  -                    -                    -                    -                    -

              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -

              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -
              -                  -                    -                    -                    -                    -

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                               Federated
                                                                                American               Federated
                                                                               Leaders II              Utility II
                                                                               Subaccount              Subaccount
                                                                           ------------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                               $            -           $          -
     Alliance Technology Portfolio                                                        -                      -
     Alliance Premier Growth Portfolio                                                    -                      -
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                                  -                      -
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class                         -                      -
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                               -                      -
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                                 -                      -
     Seligman Communications and Information Portfolio                                    -                      -
     Seligman Capital Portfolio                                                           -                      -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                                    -                      -
     Transamerica VIF Small Company Portfolio                                             -                      -
                                                                             -------------------------------------
Total investments in mutual funds                                                 3,444,699                300,235
                                                                             -------------------------------------
Total assets                                                                      3,444,699                300,235

Liabilities
Contract terminations payable                                                            37                      4
                                                                             -------------------------------------
                                                                                 $3,444,662               $300,231
                                                                             =====================================

Net assets:
   Deferred annuity contracts terminable by owners                               $3,444,662               $300,231
                                                                             -------------------------------------
Total net assets                                                                 $3,444,662               $300,231
                                                                             =====================================

Accumulation units outstanding - return of premium death benefit              1,662,158.570             43,338.209
                                                                             =====================================
Accumulation unit value - return of premium death benefit                         $0.950321              $0.907409
                                                                             =====================================

Accumulation units outstanding - six year step-up death benefit               1,698,516.359            314,704.870
                                                                             =====================================
Accumulation unit value - six year step-up death benefit                          $1.096256              $0.804149
                                                                             =====================================

Accumulation units outstanding - double enhanced death benefit                    3,232.428              8,642.108
                                                                             =====================================
Accumulation unit value - double enhanced death benefit                           $0.949564              $0.906693
                                                                             =====================================

See accompanying notes.


                                          Federated Fund
       Federated         Federated          for U.S.                              Wanger
         Prime          High Income        Government          Wanger U.S.     International         Montgomery
        Money II          Bond II         Securities II         Small Cap        Small Cap             Growth
      Subaccount         Subaccount         Subaccount         Subaccount        Subaccount          Subaccount
 -------------------------------------------------------------------------------------------------------------------


      $        -          $      -          $        -        $        -        $        -          $        -
               -                 -                   -                 -                 -                   -
               -                 -                   -                 -                 -                   -

               -                 -                   -                 -                 -                   -
               -                 -                   -                 -                 -                   -

               -                 -                   -                 -                 -                   -

               -                 -                   -                 -                 -                   -
               -                 -                   -                 -                 -                   -
               -                 -                   -                 -                 -                   -

               -                 -                   -                 -                 -                   -
               -                 -                   -                 -                 -                   -
 -----------------------------------------------------------------------------------------------------------------
       8,361,943           752,722           5,610,339         1,410,439         1,620,680           1,212,002
 -----------------------------------------------------------------------------------------------------------------
       8,363,901           752,722           5,610,339         1,410,439         1,620,680           1,212,002


               -                 2                  25                23                25                   5
 -----------------------------------------------------------------------------------------------------------------
      $8,363,901          $752,720          $5,610,314        $1,410,416        $1,620,655          $1,211,997
 =================================================================================================================


      $8,363,901          $752,720          $5,610,314        $1,410,416        $1,620,655          $1,211,997
 -----------------------------------------------------------------------------------------------------------------
      $8,363,901          $752,720          $5,610,314        $1,410,416        $1,620,655          $1,211,997
 =================================================================================================================

   3,173,087.404        30,054.040       2,220,114.966       965,088.013       749,065.647         243,875.911
 =================================================================================================================
       $1.007314         $0.987179           $1.028285         $1.009066         $0.848944           $0.911260
 =================================================================================================================

   4,646,618.980       757,527.395       2,914,758.241       307,380.109       685,554.203       1,065,268.688
 =================================================================================================================
       $1.106034         $0.953186           $1.137208         $1.363420         $1.424998           $0.928265
 =================================================================================================================

      28,103.930         1,000.000          12,377.173        17,346.956         9,226.678           1,000.000
 =================================================================================================================
       $1.006518         $0.986398           $1.027478         $1.008258         $0.848270           $0.910522
 =================================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                                          Montgomery            Strong
                                                                           Emerging          International
                                                                            Markets            Stock II
                                                                          Subaccount          Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                         $      -         $      -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                                             -                -
     Federated Utility Fund II                                                      -                -
     Federated Prime Money Fund II                                                  -                -
     Federated High Income Bond Fund II                                             -                -
     Federated Fund for U. S. Government Securities II                              -                -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                         -                -
     Wanger International Small Cap                                                 -                -
   The Montgomery Funds III:
     Montgomery Growth Fund                                                         -                -
     Montgomery Emerging Markets Fund                                         160,535                -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -          165,126
     Strong Multi Cap Value Fund II                                                 -                -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -                -
     Dreyfus Small Cap Value Portfolio                                              -                -
     Endeavor Enhanced Index Portfolio                                              -                -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                                  -                -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                    -                -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                    -                -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                                   -                -
     Janus Global                                                                   -                -
     LKCM Strategic Total Return                                                    -                -
     Alger Aggressive Growth                                                        -                -
     J. P. Morgan Real Estate Securities                                            -                -
     Gabelli Global Growth                                                          -                -
     GE U.S. Equity                                                                 -                -
     Pilgrim Baxter Mid Cap Growth                                                  -                -
     Salomon All Cap                                                                -                -
     Van Kampen Emerging Growth                                                     -                -

See accompanying notes.



                                                                                   Stein Roe          Credit Suisse
                       T. Rowe Price          Dreyfus            Endeavor            Small            Warburg Pincus
   Strong Multi        International         Small Cap           Enhanced           Company           International
   Cap Value II            Stock               Value              Index              Growth              Equity
    Subaccount           Subaccount         Subaccount          Subaccount         Subaccount          Subaccount
-----------------------------------------------------------------------------------------------------------------------
    $        -          $        -          $        -          $        -          $      -          $    2,788


             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -

             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -

             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -

             -                   -                   -                   -                 -                   -
     3,430,018                   -                   -                   -                 -                   -

             -           1,279,731                   -                   -                 -                   -
             -                   -           5,646,104                   -                 -                   -
             -                   -                   -           4,615,734                 -                   -

             -                   -                   -                   -           169,944                   -

             -                   -                   -                   -                 -           1,375,752
             -                   -                   -                   -                 -                   -

             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -
             -                   -                   -                   -                 -                   -

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)



                                                                           Montgomery          Strong
                                                                            Emerging        International
                                                                             Markets           Stock II
                                                                           Subaccount         Subaccount
                                                                       ------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                              $       -          $       -
     Alliance Technology Portfolio                                                  -                  -
     Alliance Premier Growth Portfolio                                              -                  -
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                            -                  -
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class                   -                  -
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                         -                  -
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                           -                  -
     Seligman Communications and Information Portfolio                              -                  -
     Seligman Capital Portfolio                                                     -                  -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                              -                  -
     Transamerica VIF Small Company Portfolio                                       -                  -
                                                                       --------------------------------------
Total investments in mutual funds                                             160,535            165,126
                                                                       --------------------------------------
Total assets                                                                  160,535            165,126

Liabilities
Contract terminations payable                                                       7                  5
                                                                       --------------------------------------
                                                                             $160,528           $165,121
                                                                       ======================================

Net assets:
   Deferred annuity contracts terminable by owners                           $160,528           $165,121
                                                                       --------------------------------------
Total net assets                                                             $160,528           $165,121
                                                                       ======================================

Accumulation units outstanding - return of premium death benefit            4,207.689         68,843.196
                                                                       ======================================
Accumulation unit value - return of premium death benefit                   $0.966838          $0.898119
                                                                       ======================================

Accumulation units outstanding - six year step-up death benefit           140,618.695        105,893.023
                                                                       ======================================
Accumulation unit value - six year step-up death benefit                    $1.105785          $0.966144
                                                                       ======================================

Accumulation units outstanding - double enhanced death benefit              1,000.000          1,096.159
                                                                       ======================================
Accumulation unit value - double enhanced death benefit                     $0.966063          $0.897406
                                                                       ======================================

See accompanying notes.

                                                                                Stein Roe         Credit Suisse
                       T. Rowe Price         Dreyfus          Endeavor            Small          Warburg Pincus
    Strong Multi       International        Small Cap         Enhanced           Company          International
    Cap Value II           Stock              Value             Index             Growth             Equity
     Subaccount          Subaccount        Subaccount         Subaccount         Subaccount         Subaccount
 -----------------------------------------------------------------------------------------------------------------


      $        -         $        -         $        -         $        -         $      -         $        -
               -                  -                  -                  -                -                  -
               -                  -                  -                  -                -                  -

               -                  -                  -                  -                -                  -
               -                  -                  -                  -                -                  -

               -                  -                  -                  -                -                  -

               -                  -                  -                  -                -                  -
               -                  -                  -                  -                -                  -
               -                  -                  -                  -                -                  -

               -                  -                  -                  -                -                  -
               -                  -                  -                  -                -                  -
 -----------------------------------------------------------------------------------------------------------------
       3,430,018          1,279,731          5,646,104          4,615,734          169,944          1,375,752
 -----------------------------------------------------------------------------------------------------------------
       3,430,018          1,279,731          5,646,104          4,615,734          169,944          1,378,540


             107                 44                289                 22                6                  -
 -----------------------------------------------------------------------------------------------------------------
      $3,429,911         $1,279,687         $5,645,815         $4,615,712         $169,938         $1,378,540
 =================================================================================================================


      $3,429,911         $1,279,687         $5,645,815         $4,615,712         $169,938         $1,378,540
 -----------------------------------------------------------------------------------------------------------------
      $3,429,911         $1,279,687         $5,645,815         $4,615,712         $169,938         $1,378,540
 =================================================================================================================

   2,004,436.688         55,548.836      2,847,859.879        878,233.214        1,000.000      1,166,722.475
 =================================================================================================================
       $0.969809          $0.918106          $1.024195          $0.939759        $0.960617          $0.932797
 =================================================================================================================

   1,171,504.114      1,397,350.788      1,228,998.458      3,700,474.792      118,952.496        316,788.882
 =================================================================================================================
       $1.235789          $0.878580          $2.108911          $1.022123        $1.322448          $0.913204
 =================================================================================================================

      39,480.612          1,093.220        134,067.294          8,566.224       12,156.832          1,000.000
 =================================================================================================================
       $0.969041          $0.917384          $1.023387          $0.939013        $0.959844           0.932052
 =================================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                         Credit Suisse
                                                                         Warburg Pincus
                                                                         Small Company
                                                                             Growth            Janus Growth
                                                                           Subaccount           Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                       $        -           $        -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                                             -                    -
     Federated Utility Fund II                                                      -                    -
     Federated Prime Money Fund II                                                  -                    -
     Federated High Income Bond Fund II                                             -                    -
     Federated Fund for U. S. Government Securities II                              -                    -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                         -                    -
     Wanger International Small Cap                                                 -                    -
   The Montgomery Funds III:
     Montgomery Growth Fund                                                         -                    -
     Montgomery Emerging Markets Fund                                               -                    -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -                    -
     Strong Multi Cap Value Fund II                                                 -                    -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -                    -
     Dreyfus Small Cap Value Portfolio                                              -                    -
     Endeavor Enhanced Index Portfolio                                              -                    -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                                  -                    -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                    -                    -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio            2,276,877                    -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                                   -            4,663,394
     Janus Global                                                                   -                    -
     LKCM Strategic Total Return                                                    -                    -
     Alger Aggressive Growth                                                        -                    -
     J. P. Morgan Real Estate Securities                                            -                    -
     Gabelli Global Growth                                                          -                    -
     GE U.S. Equity                                                                 -                    -
     Pilgrim Baxter Mid Cap Growth                                                  -                    -
     Salomon All Cap                                                                -                    -
     Van Kampen Emerging Growth                                                     -                    -

See accompanying notes.


                          LKCM                  Alger         J. P. Morgan        Gabelli
                        Strategic            Aggressive        Real Estate         Global            GE U.S.
    Janus Global       Total Return            Growth           Securities         Growth            Equity
     Subaccount         Subaccount           Subaccount         Subaccount       Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------
    $        -          $        -          $        -          $      -          $      -          $      -


             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

             -                   -                   -                 -                 -                 -
     2,829,726                   -                   -                 -                 -                 -
             -           1,033,761                   -                 -                 -                 -
             -                   -           1,273,702                 -                 -                 -
             -                   -                   -           624,633                 -                 -
             -                   -                   -                 -           662,833                 -
             -                   -                   -                 -                 -           229,142
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -
             -                   -                   -                 -                 -                 -

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                           Credit Suisse
                                                                           Warburg Pincus
                                                                           Small Company
                                                                               Growth            Janus Growth
                                                                             Subaccount           Subaccount
                                                                       ---------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                              $        -           $        -
     Alliance Technology Portfolio                                                   -                    -
     Alliance Premier Growth Portfolio                                               -                    -
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                             -                    -
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class                    -                    -
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                          -                    -
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                            -                    -
     Seligman Communications and Information Portfolio                               -                    -
     Seligman Capital Portfolio                                                      -                    -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                               -                    -
     Transamerica VIF Small Company Portfolio                                        -                    -
                                                                       ----------------------------------------
Total investments in mutual funds                                            2,276,877            4,663,394
                                                                       ----------------------------------------
Total assets                                                                 2,276,877            4,663,394

Liabilities
Contract terminations payable                                                       97                   82
                                                                       ----------------------------------------
                                                                            $2,276,780           $4,663,312
                                                                       ========================================

Net assets:
   Deferred annuity contracts terminable by owners                          $2,276,780           $4,663,312
                                                                       ----------------------------------------
Total net assets                                                            $2,276,780           $4,663,312
                                                                       ========================================

Accumulation units outstanding - return of premium death benefit            53,153.395          122,032.814
                                                                       ========================================
Accumulation unit value - return of premium death benefit                    $1.032062            $0.874649
                                                                       ========================================

Accumulation units outstanding - six year step-up death benefit          1,708,615.932        6,684,508.526
                                                                       ========================================
Accumulation unit value - six year step-up death benefit                     $1.299819            $0.672717
                                                                       ========================================

Accumulation units outstanding - double enhanced death benefit               1,000.000           68,417.268
                                                                       ========================================
Accumulation unit value - double enhanced death benefit                      $1.031236            $0.873949
                                                                       ========================================

See accompanying notes.


                          LKCM                 Alger             J. P. Morgan        Gabelli
                        Strategic            Aggressive           Real Estate         Global           GE U.S.
    Janus Global       Total Return            Growth              Securities         Growth            Equity
     Subaccount         Subaccount           Subaccount            Subaccount        Subaccount       Subaccount
 -----------------------------------------------------------------------------------------------------------------


     $        -         $        -           $        -           $      -           $      -           $      -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -

              -                  -                    -                  -                  -                  -
              -                  -                    -                  -                  -                  -
 --------------------------------------------------------------------------------------------------------------------
      2,829,726          1,033,761            1,273,702            624,633            662,833            229,142
 --------------------------------------------------------------------------------------------------------------------
      2,829,726          1,033,761            1,273,702            624,633            662,833            229,142


             57                  8                   13                  7                  9                  2
 --------------------------------------------------------------------------------------------------------------------
     $2,829,669         $1,033,753           $1,273,689           $624,626           $662,824           $229,140
 ====================================================================================================================


     $2,829,669         $1,033,753           $1,273,689           $624,626           $662,824           $229,140
 --------------------------------------------------------------------------------------------------------------------
     $2,829,669         $1,033,753           $1,273,689           $624,626           $662,824           $229,140
 ====================================================================================================================

              -         77,367.483           28,403.695        227,292.660        614,222.491        208,098.755
 ====================================================================================================================
     $        -          $0.998775            $0.937871          $1.031043          $0.952652          $0.948516
 ====================================================================================================================

  2,950,184.118        975,570.759        1,424,705.003        305,095.419          1,167.687         25,764.531
 ====================================================================================================================
      $0.959150          $0.962410            $0.828444          $1.250202          $0.952402          $0.948261
 ====================================================================================================================

              -         17,616.768           71,242.123          8,586.502         80,440.816          7,727.310
 ====================================================================================================================
     $        -          $0.997984            $0.937117          $1.030227          $0.951899          $0.947764
 ====================================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)

                                                                         Pilgrim Baxter
                                                                             Mid Cap                Salomon
                                                                             Growth                 All Cap
                                                                           Subaccount              Subaccount
                                                                       -----------------------------------------
Assets
Cash                                                                       $      -               $        -
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                                           -                        -
     Federated Utility Fund II                                                    -                        -
     Federated Prime Money Fund II                                                -                        -
     Federated High Income Bond Fund II                                           -                        -
     Federated Fund for U. S. Government Securities II                            -                        -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                       -                        -
     Wanger International Small Cap                                               -                        -
   The Montgomery Funds III:
     Montgomery Growth Fund                                                       -                        -
     Montgomery Emerging Markets Fund                                             -                        -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                           -                        -
     Strong Multi Cap Value Fund II                                               -                        -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                  -                        -
     Dreyfus Small Cap Value Portfolio                                            -                        -
     Endeavor Enhanced Index Portfolio                                            -                        -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                                -                        -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                  -                        -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                  -                        -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                                 -                        -
     Janus Global                                                                 -                        -
     LKCM Strategic Total Return                                                  -                        -
     Alger Aggressive Growth                                                      -                        -
     J. P. Morgan Real Estate Securities                                          -                        -
     Gabelli Global Growth                                                        -                        -
     GE U.S. Equity                                                               -                        -
     Pilgrim Baxter Mid Cap Growth                                          558,518                        -
     Salomon All Cap                                                              -                2,464,000
     Van Kampen Emerging Growth                                                   -                        -

See accompanying notes.


     Van Kampen                                             Alliance                         Dreyfus Socially
      Emerging          Alliance          Alliance           Premier                            Responsible
       Growth            Growth          Technology          Growth           Core Bond           Growth
     Subaccount        Subaccount        Subaccount         Subaccount        Subaccount        Subaccount
-----------------------------------------------------------------------------------------------------------
     $       1         $       1         $       -         $       -         $       -         $       -


             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -

             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
             -                 -                 -                 -                 -                 -
       139,061                 -                 -                 -                 -                 -

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                                        Pilgrim Baxter
                                                                            Mid Cap           Salomon
                                                                            Growth            All Cap
                                                                          Subaccount         Subaccount
                                                                       ------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                              $       -       $         -
     Alliance Technology Portfolio                                                  -                 -
     Alliance Premier Growth Portfolio                                              -                 -
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                            -                 -
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class                   -                 -
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                         -                 -
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                           -                 -
     Seligman Communications and Information Portfolio                              -                 -
     Seligman Capital Portfolio                                                     -                 -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                              -                 -
     Transamerica VIF Small Company Portfolio                                       -                 -
                                                                       ------------------------------------
Total investments in mutual funds                                             558,518         2,464,000
                                                                       ------------------------------------
Total assets                                                                  558,518         2,464,000

Liabilities
Contract terminations payable                                                      11                65
                                                                       ------------------------------------
                                                                             $558,507        $2,463,935
                                                                       ====================================

Net assets:
   Deferred annuity contracts terminable by owners                           $558,507        $2,463,935
                                                                       ------------------------------------
Total net assets                                                             $558,507        $2,463,935
                                                                       ====================================

Accumulation units outstanding - return of premium death benefit          545,030.961     2,526,729.287
                                                                       ====================================
Accumulation unit value - return of premium death benefit                   $0.882538         $0.970409
                                                                       ====================================

Accumulation units outstanding - six year step-up death benefit             1,000.000         1,000.000
                                                                       ====================================
Accumulation unit value - six year step-up death benefit                    $0.882302         $0.970153
                                                                       ====================================

Accumulation units outstanding - double enhanced death benefit             86,881.278        11,348.886
                                                                       ====================================
Accumulation unit value - double enhanced death benefit                     $0.881829         $0.969647
                                                                       ====================================

See accompanying notes.

    Van Kampen                                            Alliance                       Dreyfus Socially
     Emerging           Alliance        Alliance           Premier                          Responsible
      Growth             Growth        Technology          Growth         Core Bond            Growth
    Subaccount         Subaccount      Subaccount        Subaccount       Subaccount         Subaccount
 ----------------------------------------------------------------------------------------------------------


       $      -          $28,989        $       -          $     -          $        -          $     -
              -                -           15,029                -                   -                -
              -                -                -           16,320                   -                -

              -                -                -                -           1,991,605                -
              -                -                -                -                   -           41,993

              -                -                -                -                   -                -

              -                -                -                -                   -                -
              -                -                -                -                   -                -
              -                -                -                -                   -                -

              -                -                -                -                   -                -
              -                -                -                -                   -                -
 -----------------------------------------------------------------------------------------------------------
        139,061           28,989           15,029           16,320           1,991,605           41,993
 -----------------------------------------------------------------------------------------------------------
        139,062           28,990           15,029           16,320           1,991,605           41,993


              -                -                -                -                  12                -
 -----------------------------------------------------------------------------------------------------------
       $139,062          $28,990          $15,029          $16,320          $1,991,593          $41,993
 ===========================================================================================================


       $139,062          $28,990          $15,029          $16,320          $1,991,593          $41,993
 -----------------------------------------------------------------------------------------------------------
       $139,062          $28,990          $15,029          $16,320          $1,991,593          $41,993
 ===========================================================================================================

     94,504.073       29,724.047        1,000.000       15,500.942       1,945,461.345       44,459.025
 ===========================================================================================================
      $0.869527        $0.913831        $0.914426        $0.932593           $1.006397        $0.903897
 ===========================================================================================================

      5,702.279        1,000.000        1,000.000        1,000.000          16,832.658        1,000.000
 ===========================================================================================================
      $0.869296        $0.913594        $0.914188        $0.932349           $1.006128        $0.903655
 ===========================================================================================================

     59,771.107        1,000.000       14,447.491        1,000.000          16,657.633        1,000.000
 ===========================================================================================================
      $0.868831        $0.913111        $0.913700        $0.931850           $1.005593        $0.903180
 ===========================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                                                            Seligman
                                                                                              Global
                                                                           Appreciation     Technology
                                                                            Subaccount      Subaccount
                                                                       ------------------------------------
Assets
Cash                                                                        $       -      $       2
Investments in mutual funds, at current market value:
   The Federated Insurance Series:
     Federated American Leaders Fund II                                             -              -
     Federated Utility Fund II                                                      -              -
     Federated Prime Money Fund II                                                  -              -
     Federated High Income Bond Fund II                                             -              -
     Federated Fund for U. S. Government Securities II                              -              -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                         -              -
     Wanger International Small Cap                                                 -              -
   The Montgomery Funds III:
     Montgomery Growth Fund                                                         -              -
     Montgomery Emerging Markets Fund                                               -              -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -              -
     Strong Multi Cap Value Fund II                                                 -              -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -              -
     Dreyfus Small Cap Value Portfolio                                              -              -
     Endeavor Enhanced Index Portfolio                                              -              -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                                  -              -
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio                    -              -
     Credit Suisse Warburg Pincus Small Company Growth Portfolio                    -              -
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                                   -              -
     Janus Global                                                                   -              -
     LKCM Strategic Total Return                                                    -              -
     Alger Aggressive Growth                                                        -              -
     J. P. Morgan Real Estate Securities                                            -              -
     Gabelli Global Growth                                                          -              -
     GE U.S. Equity                                                                 -              -
     Pilgrim Baxter Mid Cap Growth                                                  -              -
     Salomon All Cap                                                                -              -
     Van Kampen Emerging Growth                                                     -              -

See accompanying notes.

       Seligman                                               Transamerica
    Communications        Seligman          Transamerica        VIF Small
    and Information        Capital           VIF Growth          Company
      Subaccount          Subaccount         Subaccount         Subaccount
   --------------------------------------------------------------------------
       $       -          $       2          $       1          $       -


               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -

               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -
               -                  -                  -                  -

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                Statements of Assets and Liabilities (continued)


                                                                                              Seligman
                                                                                                Global
                                                                         Appreciation         Technology
                                                                          Subaccount          Subaccount
                                                                       ------------------------------------
Assets (continued)
Investments in mutual funds, at current market value (continued):
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                              $        -         $     -
     Alliance Technology Portfolio                                                   -               -
     Alliance Premier Growth Portfolio                                               -               -
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                             -               -
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class                    -               -
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                  1,840,183               -
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                            -          65,027
     Seligman Communications and Information Portfolio                               -               -
     Seligman Capital Portfolio                                                      -               -
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                               -               -
     Transamerica VIF Small Company Portfolio                                        -               -
                                                                       ------------------------------------
Total investments in mutual funds                                            1,840,183          65,027
                                                                       ------------------------------------
Total assets                                                                 1,840,183          65,029

Liabilities
Contract terminations payable                                                        -               -
                                                                       ------------------------------------
                                                                            $1,840,183         $65,029
                                                                       ====================================

Net assets:
   Deferred annuity contracts terminable by owners                          $1,840,183         $65,029
                                                                       ------------------------------------
Total net assets                                                            $1,840,183         $65,029
                                                                       ====================================

Accumulation units outstanding - return of premium death benefit         1,921,166.675      18,387.882
                                                                       ====================================
Accumulation unit value - return of premium death benefit                    $0.954796       $0.904451
                                                                       ====================================

Accumulation units outstanding - six year step-up death benefit              1,000.000       1,000.000
                                                                       ====================================
Accumulation unit value - six year step-up death benefit                     $0.954539       $0.904210
                                                                       ====================================

Accumulation units outstanding - double enhanced death benefit               5,142.742      52,553.350
                                                                       ====================================
Accumulation unit value - double enhanced death benefit                      $0.954036       $0.903728
                                                                       ====================================

See accompanying notes.

       Seligman                                            Transamerica
    Communications       Seligman          Transamerica      VIF Small
    and Information       Capital           VIF Growth        Company
      Subaccount         Subaccount         Subaccount       Subaccount
   -----------------------------------------------------------------------



        $      -          $      -          $      -        $      -
               -                 -                 -               -
               -                 -                 -               -

               -                 -                 -               -
               -                 -                 -               -

               -                 -                 -               -

               -                 -                 -               -
         142,896                 -                 -               -
               -           108,686                 -               -

               -                 -           196,346               -
               -                 -                 -         443,771
   -----------------------------------------------------------------------
         142,896           108,686           196,346         443,771
   -----------------------------------------------------------------------
         142,896           108,688           196,347         443,771


               9                 -                 -              13
   -----------------------------------------------------------------------
        $142,887          $108,688          $196,347        $443,758
   =======================================================================


        $142,887          $108,688          $196,347        $443,758
   -----------------------------------------------------------------------
        $142,887          $108,688          $196,347        $443,758
   =======================================================================

     132,529.851        53,475.030       116,195.116     388,003.961
   =======================================================================
       $0.986648         $0.954238         $0.954571       $1.137831
   =======================================================================

       1,000.000        10,883.731        35,926.422       1,000.000
   =======================================================================
       $0.986391         $0.953979         $0.954320       $1.137527
   =======================================================================

      11,300.512        49,583.546        53,623.339       1,000.000
   =======================================================================
       $0.985867         $0.953474         $0.953803       $1.136932
   =======================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                            Statements of Operations

                  Year Ended December 31, 2001, Except as Noted


                                                                           Federated
                                                                            American         Federated
                                                                           Leaders II        Utility II
                                                                           Subaccount        Subaccount
                                                                       ------------------------------------
 Net investment income (loss)
Income:
    Dividends                                                                $ 27,554         $ 12,201
 Expenses:
    Administrative, mortality and expense risk charges                         35,585            5,740
                                                                       ------------------------------------
 Net investment income (loss)                                                  (8,031)           6,461

 Net realized and unrealized capital gains (losses) on investments
 Net realized capital gains (losses) on investments:
    Realized gain distributions                                                12,010                -
    Proceeds from sales                                                       734,547          547,600
    Cost of investments sold                                                  758,342          636,705
                                                                       ------------------------------------
 Net realized capital gains (losses) on investments                           (11,785)         (89,105)

 Net change in unrealized appreciation/depreciation of investments:
    Beginning of the period                                                    45,795          (31,111)
    End of the period                                                          48,330          (15,687)
                                                                       ------------------------------------
 Net change in unrealized appreciation/depreciation of investments              2,535           15,424
                                                                       ------------------------------------
 Net realized and unrealized capital gains (losses) on investments             (9,250)         (73,681)
                                                                       ------------------------------------
 Increase (decrease) in net assets from operations                           $(17,281)        $(67,220)
                                                                       ====================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.


                                  Federated Fund
    Federated       Federated        for U.S.                          Wanger
      Prime        High Income      Government      Wanger U.S.    International     Montgomery
    Money II         Bond II      Securities II      Small Cap       Small Cap         Growth
   Subaccount       Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
---------------------------------------------------------------------------------------------------

 $     189,807       $   70,731    $   156,460      $      353       $         -      $  62,176

        85,420           10,359         65,106          14,588            23,697         16,184
---------------------------------------------------------------------------------------------------
       104,387           60,372         91,354         (14,235)          (23,697)        45,992



             -                -              -               -           374,799         94,419
    27,676,354          662,354      2,382,157         655,643         4,555,711        152,486
    27,676,354          726,457      2,217,062         639,517         5,914,253        198,904
---------------------------------------------------------------------------------------------------
             -          (64,103)       165,095          16,126          (983,743)        48,001


             -          (36,776)       177,233           5,705          (463,782)      (175,347)
             -          (31,756)       141,258          (2,414)           37,372       (536,456)
---------------------------------------------------------------------------------------------------
             -            5,020        (35,975)         (8,119)          501,154       (361,109)
---------------------------------------------------------------------------------------------------
             -          (59,083)       129,120           8,007          (482,589)      (313,108)
---------------------------------------------------------------------------------------------------
 $     104,387       $    1,289    $   220,474      $   (6,228)      $  (506,286)     $(267,116)
===================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)


                                                                          Montgomery          Strong
                                                                           Emerging        International
                                                                            Markets           Stock II
                                                                           Subaccount        Subaccount
                                                                       ------------------------------------
 Net investment income (loss)
Income:
    Dividends                                                             $         -      $          -
 Expenses:
    Administrative, mortality and expense risk charges                          2,582             2,219
                                                                       ------------------------------------
 Net investment income (loss)                                                  (2,582)           (2,219)

 Net realized and unrealized capital gains (losses) on investments
 Net realized capital gains (losses) on investments:
    Realized gain distributions                                                     -             3,580
    Proceeds from sales                                                       189,852         1,383,414
    Cost of investments sold                                                  250,371         1,450,672
                                                                       ------------------------------------
 Net realized capital gains (losses) on investments                           (60,519)          (63,678)

 Net change in unrealized appreciation/depreciation of investments:
    Beginning of the period                                                   (46,684)          (27,484)
    End of the period                                                           2,386             2,663
                                                                       ------------------------------------
 Net change in unrealized appreciation/depreciation of investments             49,070            30,147
                                                                       ------------------------------------
 Net realized and unrealized capital gains (losses) on investments            (11,449)          (33,531)
                                                                       ------------------------------------
 Increase (decrease) in net assets from operations                        $   (14,031)     $    (35,750)
                                                                       ====================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                                                             Stein Roe       Credit Suisse
                    T. Rowe Price        Dreyfus           Endeavor            Small         Warburg Pincus
  Strong Multi      International       Small Cap          Enhanced           Company        International
  Cap Value II          Stock             Value              Index             Growth            Equity
   Subaccount         Subaccount        Subaccount        Subaccount         Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------

    $    132        $           -      $         -         $  24,421        $          -     $           -

      26,908               23,649           51,588            59,861               5,553             9,183
-------------------------------------------------------------------------------------------------------------
     (26,776)             (23,649)         (51,588)          (35,440)             (5,553)           (9,183)



       1,009              324,297          546,242                 -             162,204                 -
     674,510           14,835,512        2,343,419           700,235             951,014         2,661,578
     592,582           15,395,277        2,459,289           814,440           1,357,950         2,811,586
-------------------------------------------------------------------------------------------------------------
      82,937             (235,468)         430,372          (114,205)           (144,732)         (150,008)


      56,798               (5,284)         (68,495)         (461,569)            (55,062)         (132,676)
     244,406                3,550          274,973          (874,236)             (3,463)           32,768
-------------------------------------------------------------------------------------------------------------
     187,608                8,834          343,468          (412,667)             51,599           165,444
-------------------------------------------------------------------------------------------------------------
     270,545             (226,634)         773,840          (526,872)            (93,133)           15,436
-------------------------------------------------------------------------------------------------------------
    $243,769        $    (250,283)     $   722,252         $(562,312)       $    (98,686)    $       6,253
=============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)


                                                                         Credit Suisse
                                                                        Warburg Pincus
                                                                         Small Company
                                                                             Growth           Janus Growth
                                                                           Subaccount          Subaccount
                                                                       ------------------------------------
 Net investment income (loss)
Income:
    Dividends                                                               $       -         $         -
 Expenses:
    Administrative, mortality and expense risk charges                         32,851              71,648
                                                                       --------------------------------------
 Net investment income (loss)                                                 (32,851)            (71,648)

 Net realized and unrealized capital gains (losses) on investments
 Net realized capital gains (losses) on investments:
    Realized gain distributions                                                     -             172,575
    Proceeds from sales                                                       415,549           1,164,257
    Cost of investments sold                                                  858,613           2,584,409
                                                                       --------------------------------------
 Net realized capital gains (losses) on investments                          (443,064)         (1,247,577)

 Net change in unrealized appreciation/depreciation of investments:
    Beginning of the period                                                  (982,281)         (2,870,890)
    End of the period                                                        (998,733)         (3,239,200)
                                                                       --------------------------------------
 Net change in unrealized appreciation/depreciation of investments            (16,452)           (368,310)
                                                                       --------------------------------------
 Net realized and unrealized capital gains (losses) on investments           (459,516)         (1,615,887)
                                                                       --------------------------------------
 Increase (decrease) in net assets from operations                          $(492,367)        $(1,687,535)
                                                                       ======================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                        LKCM              Alger          J. P. Morgan          Gabelli
                     Strategic          Aggressive        Real Estate           Global           GE U.S.
   Janus Global     Total Return          Growth           Securities           Growth            Equity
    Subaccount       Subaccount         Subaccount         Subaccount       Subaccount (1)     Subaccount (1)
-------------------------------------------------------------------------------------------------------------

   $    29,112        $   4,693          $       -         $   9,392          $   1,175         $   1,658

        47,343           14,861             20,671             6,236              4,989             3,689
-------------------------------------------------------------------------------------------------------------
       (18,231)         (10,168)           (20,671)            3,156             (3,814)           (2,031)



           191            5,485                151                 -                  -             7,384
       655,161          411,621            472,972           232,035            678,526           764,216
     1,210,078          476,946            958,309           216,422            784,196           883,193
-------------------------------------------------------------------------------------------------------------
      (554,726)         (59,840)          (485,186)           15,613           (105,670)         (111,593)


    (1,764,050)         (82,686)          (576,564)            9,157                  -                 -
    (2,109,777)         (51,464)          (368,250)           34,358              4,019               227
-------------------------------------------------------------------------------------------------------------
      (345,727)          31,222            208,314            25,201              4,019               227
-------------------------------------------------------------------------------------------------------------
      (900,453)         (28,618)          (276,872)           40,814           (101,651)         (111,366)
-------------------------------------------------------------------------------------------------------------
   $  (918,684)       $ (38,786)         $(297,543)        $  43,970          $(105,465)        $(113,397)
=============================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)


                                                                         Pilgrim Baxter
                                                                             Mid Cap             Salomon
                                                                             Growth               All Cap
                                                                         Subaccount (1)        Subaccount (1)
                                                                       ----------------------------------------
 Net investment income (loss)
 Income:
    Dividends                                                                $    -              $  38,892
 Expenses:
    Administrative, mortality and expense risk charges                        1,609                 17,290
                                                                       ----------------------------------------
 Net investment income (loss)                                                (1,609)                21,602

 Net realized and unrealized capital gains (losses) on investments
 Net realized capital gains (losses) on investments:
    Realized gain distributions                                                   -                  1,092
    Proceeds from sales                                                       3,761                411,267
    Cost of investments sold                                                  4,328                455,590
                                                                       ----------------------------------------
 Net realized capital gains (losses) on investments                            (567)               (43,231)

 Net change in unrealized appreciation/depreciation of investments:
    Beginning of the period                                                       -                      -
    End of the period                                                         9,968                (69,387)
                                                                       ----------------------------------------
 Net change in unrealized appreciation/depreciation of investments            9,968                (69,387)
                                                                       ----------------------------------------
 Net realized and unrealized capital gains (losses) on investments            9,401               (112,618)
                                                                       ----------------------------------------
 Increase (decrease) in net assets from operations                           $7,792              $ (91,016)
                                                                       ========================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                                                                                           Dreyfus
   Van Kampen                                                    Alliance                                  Socially
    Emerging             Alliance            Alliance             Premier                                Responsible
     Growth               Growth            Technology            Growth             Core Bond              Growth
 Subaccount (1)       Subaccount (1)      Subaccount (1)      Subaccount (1)       Subaccount (1)       Subaccount (1)
-----------------------------------------------------------------------------------------------------------------------

    $     2             $     -              $     -             $     -             $   40,091            $    -

        458                  28                   63                  25                  9,005               119
-----------------------------------------------------------------------------------------------------------------------
       (456)                (28)                 (63)                (25)                31,086              (119)



         33                   -                    -                   -                 14,354                 -
      2,755               1,000                1,079                 992                134,773             1,296
      3,119               1,030                1,062               1,023                135,403             1,334
-----------------------------------------------------------------------------------------------------------------------
       (331)                (30)                  17                 (31)                13,724               (38)


          -                   -                    -                   -                      -                 -
      1,760                 332                  183                 (51)               (43,565)            2,102
-----------------------------------------------------------------------------------------------------------------------
      1,760                 332                  183                 (51)               (43,565)            2,102
-----------------------------------------------------------------------------------------------------------------------
      1,429                 302                  200                 (82)               (29,841)            2,064
-----------------------------------------------------------------------------------------------------------------------
    $   973             $   274              $   137             $  (107)            $    1,245            $1,945
=======================================================================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                      Statements of Operations (continued)


                                                                                               Seligman
                                                                                                 Global
                                                                          Appreciation         Technology
                                                                         Subaccount (1)       Subaccount (1)
                                                                       ----------------------------------------
 Net investment income (loss)
 Income:
    Dividends                                                                $ 12,905            $       -
 Expenses:
    Administrative, mortality and expense risk charges                         10,075                  281
                                                                       ----------------------------------------
 Net investment income (loss)                                                   2,830                 (281)

 Net realized and unrealized capital gains (losses) on investments
 Net realized capital gains (losses) on investments:
    Realized gain distributions                                                     -               11,354
    Proceeds from sales                                                       366,760                2,636
    Cost of investments sold                                                  410,165                3,141
                                                                       ----------------------------------------
 Net realized capital gains (losses) on investments                           (43,405)              10,849

 Net change in unrealized appreciation/depreciation of investments:
    Beginning of the period                                                         -                    -
    End of the period                                                         (29,793)             (10,465)
                                                                       ----------------------------------------
 Net change in unrealized appreciation/depreciation of investments            (29,793)             (10,465)
                                                                       ----------------------------------------
 Net realized and unrealized capital gains (losses) on investments            (73,198)                 384
                                                                       ----------------------------------------
 Increase (decrease) in net assets from operations                           $(70,368)           $     103
                                                                       ========================================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

       Seligman                                            Transamerica
    Communications        Seligman        Transamerica       VIF Small
   and Information         Capital         VIF Growth         Company
    Subaccount (1)      Subaccount (1)   Subaccount (1)    Subaccount (1)
   ------------------------------------------------------------------------


      $      -            $      -          $    -             $     -

           425                 413             704               1,133
   ------------------------------------------------------------------------
          (425)               (413)           (704)             (1,133)



        24,328              43,269           2,981                   -
         1,848               6,453           4,369               2,946
         1,837               6,821           4,704               2,767
   ------------------------------------------------------------------------
        24,339              42,901           2,646                 179


             -                   -               -                   -
       (20,060)            (36,024)          5,270              42,289
   ------------------------------------------------------------------------
       (20,060)            (36,024)          5,270              42,289
   ------------------------------------------------------------------------
         4,279               6,877           7,916              42,468
   ------------------------------------------------------------------------
      $  3,854            $  6,464          $7,212             $41,335
   ========================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                       Statements of Changes in Net Assets

             Years Ended December 31, 2001 and 2000, Except as Noted

                                                   Federated American             Federated Utility II
                                                  Leaders II Subaccount                Subaccount
                                             ------------------------------- -------------------------------
                                                   2001           2000             2001           2000
                                             ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $   (8,031)   $   (5,077)        $  6,461       $  2,916
   Net realized capital gains (losses) on
     investments                                   (11,785)      (32,562)         (89,105)        (6,771)
   Net change in unrealized appreciation/
     depreciation of investments                     2,535        58,782           15,424        (31,314)
                                             ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                      (17,281)       21,143          (67,220)       (35,169)

Contract transactions:
   Net contract purchase payments                  781,532       696,779           54,706        201,323
   Transfer payments from (to) other
     subaccounts or general account              1,330,612      (362,839)         (51,728)       101,948
   Contract terminations, withdrawals, and
     other deductions                             (350,992)     (137,784)         (14,485)       (66,617)
                                             ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                         1,761,152       196,156          (11,507)       236,654
                                             ------------------------------- -------------------------------
Net increase (decrease) in net assets            1,743,871       217,299          (78,727)       201,485

Net assets:
   Beginning of the period                       1,700,791     1,483,492          378,958        177,473
                                             ------------------------------- -------------------------------
   End of the period                            $3,444,662    $1,700,791         $300,231       $378,958
                                             =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

                                                                               Federated Fund for
         Federated Prime                  Federated High Income                 U. S. Government
       Money II Subaccount                  Bond II Subaccount              Securities II Subaccount
----------------------------------- ---------------------------------- -----------------------------------
      2001             2000               2001             2000               2001             2000
----------------------------------- ---------------------------------- -----------------------------------
    $  104,387     $    220,271          $ 60,372         $ 27,680          $   91,354      $   78,824

             -                -           (64,103)         (30,513)            165,095           6,586

             -                -             5,020          (43,584)            (35,975)        172,168
----------------------------------- ---------------------------------- -----------------------------------

       104,387          220,271             1,289          (46,417)            220,474         257,578


     9,836,244       13,305,417           250,178          194,136           2,262,863       1,877,802

    (4,165,634)      (9,524,227)           33,730          219,406               7,343         (13,357)

    (1,219,960)     (14,367,052)         (197,998)         (50,248)           (216,282)       (277,598)
----------------------------------- ---------------------------------- -----------------------------------

     4,450,650      (10,585,862)           85,910          363,294           2,053,924       1,586,847
----------------------------------- ---------------------------------- -----------------------------------
     4,555,037      (10,365,591)           87,199          316,877           2,274,398       1,844,425


     3,808,864       14,174,455           665,521          348,644           3,335,916       1,491,491
----------------------------------- ---------------------------------- -----------------------------------
    $8,363,901     $  3,808,864          $752,720         $665,521          $5,610,314      $3,335,916
=================================== ================================== ===================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                 Statements of Changes in Net Assets (continued)


                                                  Wanger U. S. Small             Wanger International
                                                    Cap Subaccount               Small Cap Subaccount
                                            ------------------------------- -------------------------------
                                                  2001           2000              2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $  (14,235)    $ (6,648)       $  (23,697)    $  (14,193)
   Net realized capital gains (losses) on
     investments                                    16,126       23,983          (983,743)       323,575
   Net change in unrealized appreciation/
     depreciation of investments                    (8,119)    (102,953)          501,154       (755,740)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                       (6,228)     (85,618)         (506,286)      (446,358)

Contract transactions:
   Net contract purchase payments                1,350,617      282,965         1,422,172        320,066
   Transfer payments from (to) other
     subaccounts or general account               (249,680)    (352,453)         (442,365)       731,656
   Contract terminations, withdrawals, and
     other deductions                             (221,700)     (62,388)         (185,178)       (63,524)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                           879,237     (131,876)          794,629        988,198
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets              873,009     (217,494)          288,343        541,840

Net assets:
   Beginning of the period                         537,407      754,901         1,332,312        790,472
                                            ------------------------------- -------------------------------
   End of the period                            $1,410,416     $537,407        $1,620,655     $1,332,312
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

       Montgomery Growth                  Montgomery Emerging               Strong International
          Subaccount                       Markets Subaccount                Stock II Subaccount
----------------------------------- ---------------------------------- -----------------------------------
      2001             2000               2001             2000              2001             2000
----------------------------------- ---------------------------------- -----------------------------------
    $   45,992       $  (14,149)         $ (2,582)        $ (1,914)         $ (2,219)       $ (1,733)

        48,001          132,283           (60,519)           3,303           (63,678)        (24,536)

      (361,109)        (238,720)           49,070          (54,028)           30,147         (31,302)
----------------------------------- ---------------------------------- -----------------------------------

      (267,116)        (120,586)          (14,031)         (52,639)          (35,750)        (57,571)


       201,114          432,549            12,394           89,664            43,839         106,798

       194,624            3,015            (2,771)         124,079            53,144          52,867

       (75,300)         (78,250)          (11,328)         (18,423)           (6,589)        (16,398)
----------------------------------- ---------------------------------- -----------------------------------

       320,438          357,314            (1,705)         195,320            90,394         143,267
----------------------------------- ---------------------------------- -----------------------------------
        53,322          236,728           (15,736)         142,681            54,644          85,696


     1,158,675          921,947           176,264           33,583           110,477          24,781
----------------------------------- ---------------------------------- -----------------------------------
    $1,211,997       $1,158,675          $160,528         $176,264          $165,121        $110,477
=================================== ================================== ===================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                 Statements of Changes in Net Assets (continued)


                                                   Strong Multi Cap          T. Rowe Price International
                                                 Value II Subaccount               Stock Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)               $  (26,776)     $   (7,685)      $  (23,649)    $  (25,003)
   Net realized capital gains (losses) on
     investments                                  82,937           3,724         (235,468)       173,123
   Net change in unrealized appreciation/
     depreciation of investments                 187,608          58,369            8,834       (106,003)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                    243,769          54,408         (250,283)        42,117

Contract transactions:
   Net contract purchase payments                494,190         567,354          553,628        520,209
   Transfer payments from (to) other
     subaccounts or general account            1,482,797         502,130          (13,452)      (567,675)
   Contract terminations, withdrawals, and
     other deductions                           (137,170)        (57,077)        (529,164)      (113,823)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                       1,839,817       1,012,407           11,012       (161,289)
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets          2,083,586       1,066,815         (239,271)      (119,172)

Net assets:
   Beginning of the period                     1,346,325         279,510        1,518,958      1,638,130
                                            ------------------------------- -------------------------------
   End of the period                          $3,429,911      $1,346,325       $1,279,687     $1,518,958
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

        Dreyfus Small Cap                   Endeavor Enhanced              Stein Roe Small Company
         Value Subaccount                    Index Subaccount                 Growth Subaccount
----------------------------------- ---------------------------------- -----------------------------------
      2001             2000               2001             2000              2001             2000
----------------------------------- ---------------------------------- -----------------------------------
    $  (51,588)      $  (23,363)       $  (35,440)       $  (34,766)        $ (5,553)       $ (2,154)

       430,372          251,321          (114,205)          189,640         (144,732)          8,415

       343,468         (150,906)         (412,667)         (599,197)          51,599         (63,675)
----------------------------------- ---------------------------------- -----------------------------------

       722,252           77,052          (562,312)         (444,323)         (98,686)        (57,414)


     3,248,520          808,789         1,308,192         1,837,799           12,621          66,766

       290,449          544,752           653,426           483,231         (259,624)        714,743

      (794,004)         (74,759)         (585,674)         (307,664)        (232,996)         (3,396)
----------------------------------- ---------------------------------- -----------------------------------

     2,744,965        1,278,782         1,375,944         2,013,366         (479,999)        778,113
----------------------------------- ---------------------------------- -----------------------------------
     3,467,217        1,355,834           813,632         1,569,043         (578,685)        720,699


     2,178,598          822,764         3,802,080         2,233,037          748,623          27,924
----------------------------------- ---------------------------------- -----------------------------------
    $5,645,815       $2,178,598        $4,615,712        $3,802,080         $169,938        $748,623
=================================== ================================== ===================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                 Statements of Changes in Net Assets (continued)


                                                Credit Suisse Warburg           Credit Suisse Warburg
                                                 Pincus International           Pincus Small Company
                                                  Equity Subaccount               Growth Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000             2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)                 $   (9,183)    $(10,941)       $  (32,851)    $  (12,160)
   Net realized capital gains (losses) on
     investments                                  (150,008)     388,209          (443,064)       491,089
   Net change in unrealized appreciation/
     depreciation of investments                   165,444     (134,883)          (16,452)      (987,597)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                        6,253      242,385          (492,367)      (508,668)

Contract transactions:
   Net contract purchase payments                   59,135      287,055           396,765        583,380
   Transfer payments from (to) other
     subaccounts or general account                949,581     (169,401)          (40,905)     2,432,050
   Contract terminations, withdrawals, and
     other deductions                              (22,941)      (2,060)          (99,941)       (21,934)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                           985,775      115,594           255,919      2,993,496
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets              992,028      357,979          (236,448)     2,484,828

Net assets:
   Beginning of the period                         386,512       28,533         2,513,228         28,400
                                            ------------------------------- -------------------------------
   End of the period                            $1,378,540     $386,512        $2,276,780     $2,513,228
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

           Janus Growth                        Janus Global                      LKCM Strategic
            Subaccount                          Subaccount                  Total Return Subaccount
----------------------------------- --------------------------------- ------------------------------------
      2001             2000               2001             2000              2001             2000
----------------------------------- --------------------------------- ------------------------------------
    $  (71,648)      $  807,858        $  (18,231)       $  828,655       $  (10,168)       $   53,565

    (1,247,577)          18,792          (554,726)        1,285,615          (59,840)            8,461

      (368,310)      (2,909,777)         (345,727)       (1,816,534)          31,222           (83,376)
----------------------------------- --------------------------------- ------------------------------------

    (1,687,535)      (2,083,127)         (918,684)          297,736          (38,786)          (21,350)


       389,870        3,007,482            22,261         1,601,694          237,555           276,153

     1,043,506        3,826,579           146,160         1,177,298            9,886           549,407

      (484,398)        (268,652)         (269,165)         (121,956)        (192,797)          (82,215)
----------------------------------- --------------------------------- ------------------------------------

       948,978        6,565,409          (100,744)        2,657,036           54,644           743,345
----------------------------------- --------------------------------- ------------------------------------
      (738,557)       4,482,282        (1,019,428)        2,954,772           15,858           721,995


     5,401,869          919,587         3,849,097           894,325        1,017,895           295,900
----------------------------------- --------------------------------- ------------------------------------
    $4,663,312       $5,401,869        $2,829,669        $3,849,097       $1,033,753        $1,017,895
=================================== ================================= ====================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                 Statements of Changes in Net Assets (continued)



                                                   Alger Aggressive             J. P. Morgan Real Estate
                                                  Growth Subaccount               Securities Subaccount
                                            ------------------------------- -------------------------------
                                                 2001           2000              2001           2000
                                            ------------------------------- -------------------------------
Operations:
   Net investment income (loss)               $  (20,671)     $  168,591         $  3,156       $    383
   Net realized capital gains (losses) on
     investments                                (485,186)         12,161           15,613            976
   Net change in unrealized appreciation/
     depreciation of investments                 208,314        (623,858)          25,201          9,115
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   operations                                   (297,543)       (443,106)          43,970         10,474

Contract transactions:
   Net contract purchase payments                304,101         712,898          416,047        140,837
   Transfer payments from (to) other
     subaccounts or general account              205,373         750,973            2,410         63,612
   Contract terminations, withdrawals, and
     other deductions                           (290,933)        (34,246)         (50,301)        (5,001)
                                            ------------------------------- -------------------------------
Increase (decrease) in net assets from
   contract transactions                         218,541       1,429,625          368,156        199,448
                                            ------------------------------- -------------------------------
Net increase (decrease) in net assets            (79,002)        986,519          412,126        209,922

Net assets:
   Beginning of the period                     1,352,691         366,172          212,500          2,578
                                            ------------------------------- -------------------------------
   End of the period                          $1,273,689      $1,352,691         $624,626       $212,500
                                            =============================== ===============================

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

     Gabelli                             Pilgrim                           Van Kampen
     Global            GE U.S.       Baxter Mid Cap        Salomon          Emerging          Alliance
     Growth            Equity            Growth            All Cap           Growth            Growth
   Subaccount        Subaccount        Subaccount         Subaccount       Subaccount        Subaccount
----------------- ----------------- ------------------ ----------------- ---------------- -----------------
    2001 (1)          2001 (1)          2001 (1)           2001 (1)         2001 (1)          2001 (1)
----------------- ----------------- ------------------ ----------------- ---------------- -----------------
    $ (3,814)         $ (2,031)         $ (1,609)          $   21,602        $   (456)         $   (28)

    (105,670)         (111,593)             (567)             (43,231)           (331)             (30)

       4,019               227             9,968              (69,387)          1,760              332
----------------- ----------------- ------------------ ----------------- ---------------- -----------------

    (105,465)         (113,397)            7,792              (91,016)            973              274


   1,274,418         1,057,481           227,736            2,872,826          72,614           28,761

    (503,965)         (714,744)          324,362             (317,619)         67,373              (45)

      (2,164)             (200)           (1,383)                (256)         (1,898)               -
----------------- ----------------- ------------------ ----------------- ---------------- -----------------

     768,289           342,537           550,715            2,554,951         138,089           28,716
----------------- ----------------- ------------------ ----------------- ---------------- -----------------
     662,824           229,140           558,507            2,463,935         139,062           28,990


           -                 -                 -                    -               -                -
----------------- ----------------- ------------------ ----------------- ---------------- -----------------
    $662,824          $229,140          $558,507           $2,463,935        $139,062          $28,990
================= ================= ================== ================= ================ =================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                 Statements of Changes in Net Assets (continued)


                                                                               Alliance
                                                               Alliance        Premier           Core
                                                              Technology        Growth           Bond
                                                              Subaccount      Subaccount      Subaccount
                                                            --------------- --------------- ---------------
                                                               2001 (1)        2001 (1)        2001 (1)
                                                            --------------- --------------- ---------------
Operations:
   Net investment income (loss)                                 $   (63)        $   (25)       $   31,086
   Net realized capital gains (losses) on investments                17             (31)           13,724
   Net change in unrealized appreciation/depreciation of
     investments                                                    183             (51)          (43,565)
                                                            --------------- --------------- ---------------
Increase (decrease) in net assets from operations                   137            (107)            1,245

Contract transactions:
   Net contract purchase payments                                13,116          16,444         1,621,885
   Transfer payments from (to) other subaccounts or
     general account                                              1,776             (17)          369,010
   Contract terminations, withdrawals, and other deductions           -               -              (547)
                                                            --------------- --------------- ---------------
Increase (decrease) in net assets from contract transactions     14,892          16,427         1,990,348
                                                            --------------- --------------- ---------------
Net increase (decrease) in net assets                            15,029          16,320         1,991,593

Net assets:
   Beginning of the period                                            -               -                 -
                                                            --------------- --------------- ---------------
   End of the period                                            $15,029         $16,320        $1,991,593
                                                            =============== =============== ===============

(1)  Commencement of operations, June 18, 2001.

See accompanying notes.

    Dreyfus
   Socially                       Seligman        Seligman                                           Transamerica
  Responsible                      Global      Communications         Seligman      Transamerica       VIF Small
    Growth       Appreciation    Technology    and Information        Capital        VIF Growth         Company
  Subaccount      Subaccount     Subaccount       Subaccount         Subaccount      Subaccount       Subaccount
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
   2001 (1)        2001 (1)       2001 (1)          2001 (1)          2001 (1)        2001 (1)         2001 (1)
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
    $  (119)       $    2,830      $  (281)         $   (425)         $   (413)        $   (704)        $ (1,133)
        (38)          (43,405)      10,849            24,339            42,901            2,646              179

      2,102           (29,793)     (10,465)          (20,060)          (36,024)           5,270           42,289
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
      1,945           (70,368)         103             3,854             6,464            7,212           41,335


     34,304         1,813,302        8,278            97,382            37,390          143,535          154,259

      5,931            97,432       58,026            41,651            66,422           47,863          248,393
       (187)             (183)      (1,378)                -            (1,588)          (2,263)            (229)
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
     40,048         1,910,551       64,926           139,033           102,224          189,135          402,423
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
     41,993         1,840,183       65,029           142,887           108,688          196,347          443,758


          -                 -            -                 -                 -                -                -
-------------- ---------------- ------------- ------------------ ----------------- ---------------- ----------------
    $41,993        $1,840,183      $65,029          $142,887          $108,688         $196,347         $443,758
============== ================ ============= ================== ================= ================ ================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                          Notes to Financial Statements

                                December 31, 2001


1. Organization and Summary of Significant Accounting Policies

Organization of the Account

Peoples Benefit Life Insurance Company Separate Account V (the Mutual Fund Account) is a segregated investment account of Peoples Benefit Life Insurance Company (PBL), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of sixty-two investment subaccounts, five in specified portfolios of The Federated Insurance Series, two in specified portfolios of the Wanger Advisors Trust, two in specified portfolios of the Montgomery Funds III, two in specified portfolios of the Strong Variable Insurance Funds, Inc., three in specified portfolios of the Endeavor Series Trust, one in the Stein Roe Small Company Growth Fund - Class A, Variable Series of the Stein Roe Variable Investment Trust, two in specified portfolio of the Credit Suisse Warburg Pincus Trust, ten in specified portfolios of the AEGON/Transamerica Series Fund, Inc., three in specified portfolios of the Alliance Variable Products Series Fund, Inc. - Class B, one in the Core Bond Portfolio of the Dreyfus Investment Portfolio - Service Class, one in the Dreyfus Socially Responsible Growth Fund, Inc. - Service Class, one in the Appreciation Portfolio of the Dreyfus Variable Investment Fund - Service Class, three in specified portfolios of Seligman Portfolios, Inc., and two in specified portfolios of the Transamerica Variable Insurance Fund, Inc. (each a Series Fund and collectively the Series Funds). Activity in these thirty-eight subaccounts is available to contract owners of the Advisor's Edge Select Variable Annuity. Activity in these thirty-eight subaccounts is also available to contract owners of the Advisor's Edge Variable Annuity and activity in the T. Rowe Price International Stock Subaccount is also available to contract owners of the Marquee Variable Annuity, both offered by PBL. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Select Variable Annuity only. The remaining twenty-four subaccounts (not included herein), are available to contract owners of the Advisor's Edge Variable Annuity, Prism Variable Annuity, Dimensional Variable Annuity, Marquee Variable Annuity, and Personal Manager Variable Annuity also issued by PBL.

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 2001.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses on investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Reclassifications

Certain amounts in the 2000 Statements of Changes in Net Assets have been reclassified to conform to the 2001 financial statement presentation.

2. Investments

A summary of the mutual fund investments at December 31, 2001 follows:

                                                                Net Asset
                                                  Number of     Value Per          Market
                                                 Shares Held      Share             Value          Cost
                                              --------------------------------------------------------------
   The Federated Insurance Series:
     Federated American Leaders Fund II           178,945.411     $19.25         $3,444,699     $3,396,369
     Federated Utility Fund II                     28,952.254      10.37            300,235        315,922
     Federated Prime Money Fund II              8,361,942.980       1.00          8,361,943      8,361,943
     Federated High Income Bond Fund II            97,502.829       7.72            752,722        784,478
     Federated Fund for U. S. Government
       Securities II                              490,843.310      11.43          5,610,339      5,469,081
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                        63,390.526      22.25          1,410,439      1,412,853
     Wanger International Small Cap               105,238.990      15.40          1,620,680      1,583,308

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

                                                                Net Asset
                                                  Number of     Value Per         Market
                                                 Shares Held      Share            Value          Cost
                                              --------------------------------------------------------------
   The Montgomery Funds III:
     Montgomery Growth Fund                       113,271.211     $10.70         $1,212,002     $1,748,458
     Montgomery Emerging Markets Fund              22,234.747       7.22            160,535        158,149
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II            22,194.394       7.44            165,126        162,463
     Strong Multi Cap Value Fund II               336,606.294      10.19          3,430,018      3,185,612
   Endeavor Series Trust:
     T. Rowe Price International Stock
       Portfolio                                  139,708.674       9.16          1,279,731      1,276,181
     Dreyfus Small Cap Value Portfolio            359,166.944      15.72          5,646,104      5,371,131
     Endeavor Enhanced Index Portfolio            348,620.420      13.24          4,615,734      5,489,970
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund -
       Class A                                     18,675.122       9.10            169,944        173,407
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus
       International Equity Portfolio             164,958.259       8.34          1,375,752      1,342,984
     Credit Suisse Warburg Pincus Small
       Company Growth Portfolio                   162,517.970      14.01          2,276,877      3,275,610
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                 142,829.843      32.65          4,663,394      7,902,594
     Janus Global                                 154,461.036      18.32          2,829,726      4,939,503
     LKCM Strategic Total Return                   71,639.735      14.43          1,033,761      1,085,225
     Alger Aggressive Growth                       77,949.954      16.34          1,273,702      1,641,952
     J. P. Morgan Real Estate Securities           55,721.092      11.21            624,633        590,275
     Gabelli Global Growth                         81,130.080       8.17            662,833        658,814
     GE U.S. Equity                                16,948.389      13.52            229,142        228,915
     Pilgrim Baxter Mid Cap Growth                 57,877.552       9.65            558,518        548,550
     Salomon All Cap                              188,667.723      13.06          2,464,000      2,533,387
     Van Kampen Emerging Growth                     7,153.322      19.44            139,061        137,301
   Alliance Variable Products Series Fund,
     Inc. - Class B:
       Alliance Growth Portfolio                    1,777.395      16.31             28,989         28,657
       Alliance Technology Portfolio                  876.301      17.15             15,029         14,846
       Alliance Premier Growth Portfolio              652.809      25.00             16,320         16,371
   Dreyfus Investment Portfolios - Service
     Class:
       Core Bond Portfolio                        157,314.739      12.66          1,991,605      2,035,170
   Dreyfus Socially Responsible Growth Fund,
     Inc. - Service Class                           1,579.283      26.59             41,993         39,891

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

                                                               Net Asset
                                                   Number of   Value Per         Market
                                                  Shares Held    Share            Value          Cost
                                              -------------------------------------------------------------
   Dreyfus Variable Investment Fund -
     Service Class:
       Appreciation Portfolio                      52,727.294    $34.90         $1,840,183     $1,869,976
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio           5,029.135     12.93             65,027         75,492
     Seligman Communications and Information
       Portfolio                                   11,404.301     12.53            142,896        162,956
     Seligman Capital Portfolio                     8,807.614     12.34            108,686        144,710
   Transamerica Variable Insurance Fund,
     Inc.:
       Transamerica VIF Growth Portfolio           11,111.850     17.67            196,346        191,076
       Transamerica VIF Small Company
         Portfolio                                 39,693.319     11.18            443,771        401,482

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2001 were as follows:

                                                                            Purchases          Sales
                                                                       ------------------------------------
   The Federated Insurance Series:
     Federated American Leaders Fund II                                   $  2,499,704    $     734,547
     Federated Utility Fund II                                                 542,548          547,600
     Federated Prime Money Fund II                                          32,229,436       27,676,354
     Federated High Income Bond Fund II                                        808,634          662,354
     Federated Fund for U. S. Government Securities II                       4,527,460        2,382,157
   Wanger Advisors Trust:
     Wanger U. S. Small Cap                                                  1,520,669          655,643
     Wanger International Small Cap                                          5,701,440        4,555,711
   The Montgomery Funds III:
     Montgomery Growth Fund                                                    613,345          152,486
     Montgomery Emerging Markets Fund                                          185,570          189,852
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                      1,475,173        1,383,414
     Strong Multi Cap Value Fund II                                          2,488,644          674,510
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                            15,147,197       14,835,512
     Dreyfus Small Cap Value Portfolio                                       5,583,260        2,343,419
     Endeavor Enhanced Index Portfolio                                       2,040,795          700,235
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund - Class A                             627,670          951,014

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


2. Investments (continued)

                                                                           Purchases          Sales
                                                                       ------------------------------------
   Credit Suisse Warburg Pincus Trust:
     Credit Suisse Warburg Pincus International Equity Portfolio          $  3,635,377     $  2,661,578
     Credit Suisse Warburg Pincus Small Company Growth Portfolio               638,720          415,549
   AEGON/Transamerica Series Fund, Inc.:
     Janus Growth                                                            2,214,369        1,164,257
     Janus Global                                                              536,434          655,161
     LKCM Strategic Total Return                                               461,591          411,621
     Alger Aggressive Growth                                                   671,023          472,972
     J. P. Morgan Real Estate Securities                                       603,354          232,035
     Gabelli Global Growth                                                   1,443,010          678,526
     GE U.S. Equity                                                          1,112,108          764,216
     Pilgrim Baxter Mid Cap Growth                                             552,878            3,761
     Salomon All Cap                                                         2,988,977          411,267
     Van Kampen Emerging Growth                                                140,420            2,755
   Alliance Variable Products Series Fund, Inc. - Class B:
     Alliance Growth Portfolio                                                  29,687            1,000
     Alliance Technology Portfolio                                              15,908            1,079
     Alliance Premier Growth Portfolio                                          17,394              992
   Dreyfus Investment Portfolios - Service Class:
     Core Bond Portfolio                                                     2,170,573          134,773
   Dreyfus Socially Responsible Growth Fund, Inc. - Service Class               41,225            1,296
   Dreyfus Variable Investment Fund - Service Class:
     Appreciation Portfolio                                                  2,280,141          366,760
   Seligman Portfolios, Inc.:
     Seligman Global Technology Portfolio                                       78,633            2,636
     Seligman Communications and Information Portfolio                         164,793            1,848
     Seligman Capital Portfolio                                                151,531            6,453
   Transamerica Variable Insurance Fund, Inc.:
     Transamerica VIF Growth Portfolio                                         195,780            4,369
     Transamerica VIF Small Company Portfolio                                  404,249            2,946

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

                                                Federated                     Federated       Federated
                                                 American       Federated       Prime        High Income
                                                Leaders II     Utility II      Money II        Bond II
                                                Subaccount     Subaccount     Subaccount     Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000          1,288,094        166,796      13,680,189        327,458
   Units purchased                                 631,392        200,775      13,334,748        192,850
   Units redeemed and transferred                 (455,500)        32,978     (23,493,796)       177,023
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000        1,463,986        400,549       3,521,141        697,331
   Units purchased                                 718,683         66,578      10,207,335        251,686
   Units redeemed and transferred                1,181,238       (100,442)     (5,880,666)      (160,436)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001        3,363,907        366,685       7,847,810        788,581
                                              =============================================================
                                                Federated
                                               Fund for U.S.                    Wanger
                                                Government     Wanger U. S.  International   Montgomery
                                               Securities II    Small Cap      Small Cap       Growth
                                                Subaccount     Subaccount     Subaccount     Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000          1,512,032         549,766        305,860        694,679
   Units purchased                               1,868,949         250,470        134,962        331,082
   Units redeemed and transferred                 (287,940)       (367,726)       285,342        (51,323)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000        3,093,041         432,510        726,164        974,438
   Units purchased                               2,210,344       1,326,009      1,484,398        214,489
   Units redeemed and transferred                 (156,135)       (468,704)      (766,715)       121,218
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001        5,147,250       1,289,815      1,443,847      1,310,145
                                              =============================================================
                                                Montgomery       Strong         Strong      T. Rowe Price
                                                 Emerging     International    Multi Cap    International
                                                  Markets       Stock II       Value II         Stock
                                                Subaccount     Subaccount     Subaccount     Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000            19,596          11,722         246,470     1,139,793
   Units purchased                                 64,280          63,276         506,115       406,830
   Units redeemed and transferred                  62,225          12,710         364,919      (234,315)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000         146,101          87,708       1,117,504     1,312,308
   Units purchased                                 11,672          40,731         502,403       521,947
   Units redeemed and transferred                 (11,947)         47,393       1,595,514      (380,262)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001         145,826         175,832       3,215,421     1,453,993
                                              =============================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                                                                            Credit Suisse
                                                                              Stein Roe        Warburg
                                                  Dreyfus        Endeavor       Small           Pincus
                                                 Small Cap      Enchanced      Company       International
                                                   Value          Index         Growth          Equity
                                                Subaccount      Subaccount    Subaccount      Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000            541,434       1,662,594         17,442         17,503
   Units purchased                                 500,836       1,454,856         37,752        203,139
   Units redeemed and transferred                  268,393         108,052        446,553        104,097
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000        1,310,663       3,225,502        501,747        324,739
   Units purchased                               3,261,261       1,226,481         18,802         64,181
   Units redeemed and transferred                 (360,998)        135,291       (388,440)     1,095,591
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001        4,210,926       4,587,274        132,109      1,484,511
                                              =============================================================
                                                Credit Suisse
                                                   Warburg
                                                 Pincus Small                                  LKCM
                                                   Company        Janus          Janus       Strategic
                                                    Growth       Growth         Global      Total Return
                                                  Subaccount   Subaccount     Subaccount     Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000              14,585       676,854         575,729        280,925
   Units purchased                                  328,815     2,317,941         980,933        280,402
   Units redeemed and transferred                 1,256,402     2,684,466       1,493,534        457,853
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000         1,599,802     5,679,261       3,050,196      1,019,180
   Units purchased                                  282,133       488,159          21,878        250,821
   Units redeemed and transferred                  (119,166)      707,539        (121,890)      (199,446)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001         1,762,769     6,874,959       2,950,184      1,070,555
                                              =============================================================
                                                   Alger      J. P. Morgan        Gabelli
                                                Aggressive     Real Estate        Global          GE U.S.
                                                  Growth       Securities         Growth          Equity
                                                Subaccount     Subaccount       Subaccount      Subaccount
                                              -------------------------------------------------------------
   Units outstanding at January 1, 2000            246,122          2,881               -              -
   Units purchased                                 561,754        129,698               -              -
   Units redeemed and transferred                  535,969         53,375               -              -
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2000        1,343,845        185,954               -              -
   Units purchased                                 323,172        406,668       1,302,216      1,076,531
   Units redeemed and transferred                 (142,666)       (51,647)       (606,385)      (834,940)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001        1,524,351        540,975         695,831        241,591
                                              =============================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


3. Accumulation Units Outstanding (continued)

                                              Pilgrim Baxter                  Van Kampen
                                                 Mid Cap         Salomon       Emerging       Alliance
                                                  Growth         All Cap        Growth         Growth
                                                Subaccount     Subaccount     Subaccount     Subaccount
                                              -------------------------------------------------------------
   Units outstanding at beginning of period              -              -               -            -
   Units purchased                                 265,383      2,902,695          87,297       31,727
   Units redeemed and transferred                  367,529       (363,617)         72,680           (3)
                                              -------------------------------------------------------------
   Units outstanding at December 31, 2001          632,912      2,539,078         159,977       31,724
                                              =============================================================
                                                                                   Dreyfus
                                                        Alliance                  Socially
                                           Alliance      Premier                 Responsible
                                          Technology     Growth      Core Bond     Growth    Appreciation
                                          Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
                                        -------------------------------------------------------------------
   Units outstanding at beginning of
     period                                      -             -              -           -             -
   Units purchased                          15,195        17,504      1,612,829      40,129     1,852,599
   Units redeemed and transferred            1,252            (3)       366,123       6,330        74,710
                                        -------------------------------------------------------------------
   Units outstanding at December 31,
     2001                                   16,447        17,501      1,978,952      46,459     1,927,309
                                        ===================================================================
                                   Seligman       Seligman                                  Transamerica
                                    Global     Communications    Seligman    Transamerica     VIF Small
                                  Technology   and Information    Capital     VIF Growth       Company
                                  Subaccount     Subaccount     Subaccount    Subaccount     Subaccount
                                 --------------------------------------------------------------------------
   Units outstanding at
     beginning of period                   -             -               -            -                -
   Units purchased                     9,206       105,184          46,187      159,664          146,709
   Units redeemed and
     transferred                      62,735        39,646          67,755       46,081          243,295
                                 --------------------------------------------------------------------------
   Units outstanding at
     December 31, 2001                71,941       144,830         113,942      205,745          390,004
                                 ==========================================================================

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


4. Financial Highlights

The Mutual Fund Account offers a return of premium death benefit, a six year step-up death benefit, and a double enhanced death benefit. These death benefit options have differing fees that are charged against the contract owners' account balance. These charges are discussed in more detail in Note 5 to the financial statements. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Effective with these 2001 annual financial statements, the Mutual Fund Account has presented the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

                                 At December 31, 2001                  Year Ended December 31, 2001, Except as Noted
                     ----------------------------------------------  --------------------------------------------------
                                        Unit Fair
                                          Value                       Investment  Expense Ratio**  Total Return***
                                        Lowest to          Net          Income       Lowest             Lowest
Subaccount                 Units         Highest          Assets        Ratio*     to Highest         to Highest
-------------------------------------------------------------------  --------------------------------------------------
Federated American
   Leaders Fund II       3,363,907    $0.95 to $1.10     $3,444,662       1.14%   1.45% to 1.60%   (5.64)% to (4.97)%
Federated Utility
   Fund II                 366,685      0.80 to 0.91        300,231       3.08     1.45 to 1.60    (15.00) to (9.26)
Federated Prime
   Money Fund II         7,847,810      1.01 to 1.11      8,363,901       3.23     1.45 to 1.60       0.65 to 2.25
Federated High
   Income Bond Fund
   II                      788,581      0.95 to 0.99        752,720      10.18     1.45 to 1.60     (1.36) to (0.13)
Federated Fund for
   U.S. Government
   Securities II         5,147,250      1.03 to 1.14      5,610,314       3.53     1.45 to 1.60       2.75 to 5.44
Wanger U.S. Small Cap    1,289,815      1.01 to 1.36      1,410,416       0.04     1.45 to 1.60       0.83 to 9.73
Wanger International
   Small Cap             1,443,847      0.85 to 1.42      1,620,655       0.00     1.45 to 1.60    (22.33) to (15.11)
Montgomery Growth
   Fund                  1,310,145      0.91 to 0.93      1,211,997       5.70     1.45 to 1.60    (21.93) to (8.87)
Montgomery Emerging
   Markets Fund            145,826      0.97 to 1.11        160,528       0.00     1.45 to 1.60     (8.34) to (3.32)
Strong International
   Stock Fund II           175,832      0.90 to 0.97        165,121       0.00     1.45 to 1.60    (23.30) to (10.19)
Strong Multi Cap
   Value Fund II         3,215,421      0.97 to 1.24      3,429,911       0.01     1.45 to 1.60      (3.10) to 2.58
T. Rowe Price
   International
   Stock Portfolio       1,453,993      0.88 to 0.92      1,279,687       0.00     1.45 to 1.60    (24.09) to (8.19)

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                 At December 31, 2001                   Year Ended December 31, 2001, Except as Noted
                     ----------------------------------------------  --------------------------------------------------
                                       Unit Fair
                                         Value                       Investment  Expense Ratio**    Total Return***
                                       Lowest to           Net         Income        Lowest             Lowest
Subaccount                Units         Highest           Assets        Ratio*     to Highest         to Highest
-------------------------------------------------------------------  --------------------------------------------------
Dreyfus Small Cap
   Value Portfolio       4,210,926    $1.02 to $2.11     $5,645,815       0.00%   1.45% to 1.60%    2.34% to 26.87%
Endeavor Enhanced
   Index Portfolio       4,587,274      0.94 to 1.02      4,615,712       0.61     1.45 to 1.60    (13.29) to (6.02)
Stein Roe Small
   Company Growth
   Fund - Class A          132,109      0.96 to 1.32        169,938       0.00     1.45 to 1.60    (11.37) to (3.94)
Credit Suisse
   Warburg Pincus
   International
   Equity Portfolio      1,484,511      0.91 to 0.93      1,378,540       0.00     1.45 to 1.60    (23.27) to (6.72)
Credit Suisse
   Warburg Pincus
   Small Company
   Growth Portfolio      1,762,769      1.03 to 1.30      2,276,780       0.00     1.45 to 1.60     (17.26) to 3.21
Janus Growth             6,874,959      0.67 to 0.87      4,663,312       0.00     1.45 to 1.60    (29.27) to (12.54)
Janus Global             2,950,184          0.96          2,829,669       0.92         1.50             (23.99)
LKCM Strategic Total
   Return                1,070,555      0.96 to 1.00      1,033,753       0.47     1.45 to 1.60     (3.64) to (0.12)
Alger Aggressive
   Growth                1,524,351      0.83 to 0.94      1,273,689       0.00     1.45 to 1.60    (17.70) to (6.21)
J.P Morgan Real
   Estate Securities       540,975      1.03 to 1.25        624,626       2.22     1.45 to 1.60       3.02 to 9.40
Gabelli Global
   Growth****              695,831          0.95            662,824       0.21     1.45 to 1.60     (4.81) to (4.73)
GE U.S. Equity****         241,591          0.95            229,140       0.42     1.45 to 1.60     (5.22) to (5.15)
Pilgrim Baxter Mid
   Cap Growth****          632,912          0.88            558,507       0.00     1.45 to 1.60    (11.82) to (11.75)
Salomon All Cap****      2,539,078          0.97          2,463,935       1.97     1.45 to 1.60     (3.04) to (2.96)
Van Kampen Emerging
   Growth****              159,977          0.87            139,062       0.00     1.45 to 1.60    (13.12) to (13.05)
Alliance Growth
   Portfolio****            31,724          0.91             28,990       0.00     1.45 to 1.60     (8.69) to (8.62)
Alliance Technology
   Portfolio****            16,447          0.91             15,029       0.00     1.45 to 1.60     (8.63) to (8.56)
Alliance Premier
   Growth
   Portfolio****            17,501          0.93             16,320       0.00     1.45 to 1.60     (6.82) to (6.74)
Dreyfus Core Bond
   Portfolio****         1,978,952          1.01          1,991,593       3.68     1.45 to 1.60       0.56 to 0.64

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


4. Financial Highlights (continued)

                                 At December 31, 2001                  Year Ended December 31, 2001, Except as Noted
                     ----------------------------------------------  --------------------------------------------------
                                     Unit Fair
                                       Value                         Investment  Expense Ratio**    Total Return***
                                     Lowest to            Net          Income         Lowest             Lowest
Subaccount                 Units       Highest           Assets        Ratio*       to Highest         to Highest
-------------------------------------------------------------------  --------------------------------------------------
Dreyfus Socially
   Responsible
   Growth Fund, Inc.
   - Service
   Class****                46,459         $0.90       $     41,993       0.00%   1.45% to 1.60%   (9.68)% to (9.61)%
Dreyfus Appreciation
   Portfolio****         1,927,309          0.95          1,840,183       1.10     1.45 to 1.60     (4.60) to (4.52)
Seligman Global
   Technology
   Portfolio****            71,941          0.90             65,029       0.00     1.45 to 1.60     (9.63) to (9.55)
Seligman
   Communications
   and Information
   Portfolio****           144,830          0.99            142,887       0.00     1.45 to 1.60     (1.41) to (1.34)
Seligman Capital
   Portfolio****           113,942          0.95            108,688       0.00     1.45 to 1.60     (4.65) to (4.58)
Transamerica VIF
   Growth
   Portfolio****           205,745          0.95            196,347       0.00     1.45 to 1.60     (4.62) to (4.54)
Transamerica VIF
   Small Company
   Portfolio****           390,004          1.14            443,758       0.00     1.45 to 1.60      13.69 to 13.78

    *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
   **These ratios represent the annualized contract expenses of the Mutual Fund
     Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.
  ***These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Mutual Fund Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
 ****Commencement of operations, June 18, 2001. Expense ratio has been annualized.

                     Peoples Benefit Life Insurance Company
           Separate Account V - Advisor's Edge Select Variable Annuity

                    Notes to Financial Statements (continued)


5. Administrative, Mortality, and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for PBL's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund Account attributable to the return of premium contracts (1.30%), six year step-up contracts (1.35%), and double enhanced contracts (1.45%).

An administrative charge equal to .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by PBL. This deduction represents reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

6. Income Taxes

Operations of the Mutual Fund Account form a part of PBL, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of PBL for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PBL. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to PBL, as long as earnings are credited under the variable annuity contracts.

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a)      Financial Statements.

         All required financial statements are included in Part B of this Registration Statements.


(b)      Exhibits.

         (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Account./2/
         (2)      Not Applicable.
         (3)      Distribution Agreement.
                  (a)      Form of Selling Agreement./3/
         (4)      (a)      Form of variable annuity contract (A Unit)./4/
                  (b)      Form of variable annuity contract (B Unit)./4/
                  (c)      Form of variable annuity contract (Advisor's Edge
                           Select)/11/
                  (d)      Form of variable annuity policy (Advisor's Edge)/16/
                  (e)      Form of variable annuity policy (Advisor's Edge
                           Select)/16/

                  (f)      Policy Rider (Guaranteed Minimum Income
                           Benefit)/18/
                  (g)      Policy Rider (Additional Death Benefit) /18/
                  (h)      Policy Rider (Additional Death Benefit-Extra) /18/
                  (i)      Policy Rider (Life with Emergency Cash) /18/
                  (j)      Policy Rider (Initial Payment Guarantee)/18/

         (5)      (a)      Form of Application./5/
                  (b)      403(b) Rider./3/
                  (c)      Individual Retirement Annuity Rider./3/
                  (d)      Advisor's Edge and Advisor's Edge Select are appless
                           products
         (6)      (a)      Amended and Restated Articles of Incorporation of
                           Providian Life and Health Insurance Company./8/
         (7)      Not Applicable.
         (8)      (a)      Form of Participation Agreement for the Funds./4/
                  (b)      Participation Agreement Among DFA Investment
                           Dimensions Group, Inc., Dimensional Fund Advisors,
                           Inc., DFA Securities Inc. and National Home Life
                           Assurance Company dated as of June 29, 1994./6/
                  (c)      Participation Agreement Among Insurance Management
                           Series, Federated Advisors, Federated Securities
                           Corp. and National Home Life Assurance Company dated as of May 17, 1994./6/
                  (d)      Participation Agreement Among Insurance Investment
                           Products Trust, SEI Financial Services Company and
                           National Home Life Assurance Company dated as of
                           January 1, 1995./7/
                  (e)      Participation Agreement Among Wanger Advisors Trust
                           and National Home Life Assurance Company dated as of
                           May 19, 1995./7/
                  (f)      Participation Agreement Among Tomorrow Funds
                           Retirement Trust, Weiss, Peck & Greer, L.L.C. and
                           Providian Life and Health Insurance Company dated as of September 11, 1995./7/
                  (g)      Participation Agreement among Montgomery Funds III,
                           Montgomery Asset Management, L.P., and Providian Life and Health Insurance Company dated as of January 31,
                           1996./8/

                  (h) Participation Agreement Among Strong Variable Insurance Funds, Inc.; Strong Capital Management, Inc.; Strong Funds Distributors, Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (i) Participation Agreement Among Warburg Pincus Trust; Warburg Pincus Counsellors, Inc.; Counsellors Securities Inc. and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (j) Amendment No. 1 dated December 16, 1996 to Participation Agreement Among Wanger Advisors Trust and Providian Life and Health Insurance Company dated May 19, 1995./9/
                  (k) Participation Agreement Among SteinRoe Variable Investment Trust, SteinRoe & Farnham Incorporated and Providian Life and Health Insurance Company dated March 31, 1997./9/
                  (l) Participation Agreement Among Providian Life and Health Insurance Company, Providian Series Trust, and Providian Investment Advisors, Inc. dated March 25, 1997./9/
                  (m) Participation Agreement Among Endeavor Series Trust, Endeavor Management Co. and PFL Life Insurance Company dated February 28, 1991, as amended./10/
                  (n) Participation Agreement Among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company./12/

                  (n)(1) Amendment No. 9 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, and AUSA Life Insurance Company, Inc./16/
                  (o) Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated as of May 1, 2000./13/

                  (o)(1) Form of Amendment to Participation Agreement Among PFL Life Insurance Company, AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated August 2, 2000./16/
                  (p) Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated April 15, 1997./14/

                  (p)(1) Amendment to Participation Agreement between PFL Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. dated July 28, 2000./17/

                  (q) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Occidental Life Insurance Company and PFL Life Insurance Company dated November 1, 1999./15/

                  (q)(1) Amendment to Participation Agreement between Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC, and PFL Life Insurance Company dated July 28, 2000./17/

                  (r) Form of Participation Agreement between Seligman Portfolios, Inc. and Peoples Benefit Life Insurance Company/16/

         (9)      (a)      Opinion and Consent of Counsel./18/

         (10)     Consent of Independent Auditors./18/
         (11)     No Financial Statements are omitted from Item 23.
         (12)     Not Applicable.
         (13)     Performance Computation./9/

         (14)     Powers of Attorney./16/


------------------------------------
/1/      Filed Herewith.
/2/ Incorporated by reference from the initial Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/3/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-45862.
/4/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-72838, filed on December 10, 1993.
/5/ Incorporated by reference from the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-79502, filed on May 27, 1994.

/6/ Incorporated by reference from the Post-Effective Amendment No. 1 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed April 28, 1995.
/7/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of National Home Life Assurance Company Separate Account V, File No. 33-80958, filed on November 20, 1995.
/8/ Incorporated by reference from Post-Effective Amendment No. 4 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1996.
/9/ Incorporated by reference from Post-Effective Amendment No. 7 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1997.
/10/ Incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed on April 30, 1998.
/11/ Incorporated by reference from Post-Effective Amendment No. 9 to the Registration Statement of Providian Life and Health Insurance Company Separate Account V, File No. 33-80958, filed June 3, 1998.
/12/ Incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 29, 1998.
/13/ Incorporated by reference from Post-Effective Amendment No. 3 to the Registration Statement of PFL Life Variable Annuity Account A, File No. 333-26209, file April 28, 2000.
/14/ Incorporated by reference from Initial Registration Statement on Form N-4 of PFL Life Variable Annuity Account A, File No. 333-26209, filed April 30, 1997.
/15/ Incorporated by reference from Post-Effective Amendment No. 2 of PFL Endeavor VA Separate Account, File No. 33-56908, filed April 27, 2000.
/16/ Incorporated by reference from Post-Effective Amendment No. 12 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed September 5, 2000.
/17/ Incorporated by reference from Post-Effective Amendment No. 14 of Peoples Benefit Life Insurance Company Separate Account V, File
         No. 33-80958, filed December 1, 2000.

/18/     Filed herewith.

Item 25.  Directors and Officers of Depositor



Positions and Offices with Depositor                        Name and Principal Business
------------------------------------                        ---------------------------
Address*
--------
Treasurer, (Chief Accounting Officer)                       Martha A. McConnell
Vice President, Director                                    Brian A. Smith
Vice President, Director                                    Brenda K. Clancy
President, Director                                         Marilyn Carp
Assistant Vice President, Director                          Kathleen M. Modzelewski
Executive Vice President, Director                          Larry N. Norman
Secretary, Director                                         Craig D. Vermie
Vice President, Director                                    Diane Meiners


*The business address of each director and officer of Peoples Benefit Life Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355; 400 West Market Street, Louisville, Kentucky 40202 or 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499.

Item 26. Persons Controlled by or under Common Control With the Depositor or Registrant.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
AEGON USA, Inc.                       Iowa                   AEGON U.S. Holding Corporation,      Holding company
                                                             AEGON U.S. Corporation

RCC North America, L.L.C.             Delaware               100% AEGON USA, Inc.                 Real estate

Transamerica Holding Company, L.L.C.  Delaware               100% AEGON USA, Inc.                 Holding Company

AEGON Funding Corp.                   Delaware               100% Transamerica Holding Company,   Issue debt
                                                             L.L.C.                               securities-net proceeds
                                                                                                  used to make loans to
                                                                                                  affiliates

First AUSA Life Insurance Company     Maryland               100% Transamerica Holding Company,   Insurance holding
                                                             L.L.C.                               company

AUSA Life Insurance Company, Inc.     New York               100% First AUSA Life Insurance       Insurance
                                                             Company

Life Investors Insurance Company of   Iowa                   100% First AUSA Life Ins. Co.        Insurance
 America

Apple Partners of Iowa, L.L.C.        Iowa                   100% LICCA                           Apple production,
                                                                                                  packing, storage and
                                                                                                  sales

Life Investors Alliance, LLC          Delaware               100% LIICA                           Purchase, own, and hold
                                                                                                  the equity interest of
                                                                                                  other entities

Transamerica Life Insurance Company   Iowa                   100% First AUSA Life Ins. Co.        Insurance

AEGON Financial Services Group, Inc.  Minnesota              100% Transamerica Life Insurance     Marketing
                                                             Co.

AEGON Assignment Corporation of       Kentucky               100% AEGON Financial Services        Administrator of
 Kentucky                                                    Group, Inc.                          structured settlements

AEGON Assignment Corporation          Illinois               100% AEGON Financial Services        Administrator of
                                                             Group, Inc.                          structured settlements

Transamerica Financial                Minnesota              100% AEGON Financial Services        Life insurance and
 Institutions, Inc.                                          Group, Inc.                          underwriting services

Southwest Equity Life Ins. Co.        Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Iowa Fidelity Life Insurance Co.      Arizona                100% of Common Voting Stock First    Insurance
                                                             AUSA Life Ins. Co.

Western Reserve Life Assurance Co.    Ohio                   100% First AUSA Life Ins. Co.        Insurance
 of Ohio

WRL Insurance Agency, Inc.            California             100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

WRL Insurance Agency of Alabama,      Alabama                100% WRL Insurance Agency, Inc.      Insurance Agency
 Inc.

WRL Insurance Agency of               Massachusetts          100% WRL Insurance Agency, Inc.      Insurance Agency
 Massachusetts, Inc.

WRL Insurance Agency of Nevada, Inc.  Nevada                 100% WRL Insurance Agency, Inc.      Insurance Agency

WRL Insurance Agency of Texas, Inc.   Texas                  Record shareholder Daniel DeMarco    Insurance Agency

WRL Insurance Agency of Wyoming       Wyoming                100% WRL Insurance Agency, Inc.      Insurance Agency

AEGON/Transamerica Series Fund, Inc.  Maryland               Various                              Mutual fund

AEGON/Transamerica Fund Services,     Florida                100% Western Reserve Life            Provides administration
 Inc.                                                        Assurance Co. of Ohio                for affiliated mutual
                                                                                                  fund

AEGON/Transamerica Fund Advisors,     Florida                100% Western Reserve Life            Registered investment
 Inc.                                                        Assurance Co. of Ohio                advisor

World Financial Group Insurance       California             100% Western Reserve Life            Insurance agency
 Agency, Inc.                                                Assurance Co. of Ohio

World Financial Group Insurance       Alabama                100% World Financial Group           Insurance Agency
 Agency of Alabama, Inc.                                     Insurance Agency, Inc.

World Financial Group Insurance       Ohio                   100% World Financial Group           Insurance agency
 Agency of Ohio, Inc.                                        Insurance Agency, Inc.

World Financial Group Insurance       Massachusetts          100% World Financial Group           Insurance Agency
 Agency of Massachusetts, Inc.                               Insurance Agency, Inc.

WFG Insurance Agency of Texas, Inc.   Texas                  Record Shareholder Jack Linder       Insurance Agency

World Financial Group Insurance       Hawaii                 100% World Financial Group           Insurance Agency
 Agency of Hawaii, Inc.                                      Insurance Agency, Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
World Financial Group Insurance       Nevada                 100% World Financial Group           Insurance Agency
 Agency of Nevada, Inc.                                      Insurance Agency, Inc.

World Financial Group Insurance       New Mexico             100% World Financial Group           Insurance Agency
 Agency of New Mexico, Inc.                                  Insurance Agency, Inc.

World Financial Group Insurance       Wyoming                100% World Financial Group           Insurance Agency
 Agency of Wyoming                                           Insurance Agency, Inc.

AEGON Equity Group, Inc.              Florida                100% Western Reserve Life            Insurance Agency
                                                             Assurance Co. of Ohio

Monumental General Casualty Co.       Maryland               100% First AUSA Life Ins. Co.        Insurance

United Financial Services, Inc.       Maryland               100% First AUSA Life Ins. Co.        General agency

Bankers Financial Life Ins. Co.       Arizona                100% First AUSA Life Ins. Co.        Insurance

The Whitestone Corporation            Maryland               100% First AUSA Life Ins. Co.        Insurance agency

Cadet Holding Corp.                   Iowa                   100% First AUSA Life Insurance       Holding company
                                                             Company

Monumental General Life Insurance     Puerto Rico            51% First AUSA Life Insurance        Insurance
 Company of Puerto Rico                                      Company
                                                             49% Baldrich & Associates of
                                                             Puerto Rico

AUSA Holding Company                  Maryland               100% Transamerica Holding Company    Holding company

Monumental General Insurance Group,   Maryland               100% AUSA Holding Co.                Holding company
 Inc.

Trip Mate Insurance Agency, Inc.      Kansas                 100% Monumental General Insurance    Sale/admin. of travel
                                                             Group, Inc.                          insurance

Monumental General Administrators,    Maryland               100% Monumental General Insurance    Provides management
 Inc.                                                        Group, Inc.                          srvcs. to unaffiliated
                                                                                                  third party
                                                                                                  administrator

National Association Management And   Maryland               100% Monumental General              Provides actuarial
 Consultant Services, Inc.                                   Administrators, Inc.                 consulting services

Monumental General Mass Marketing,    Maryland               100% Monumental General Insurance    Marketing arm for sale
 Inc.                                                        Group, Inc.                          of mass marketed
                                                                                                  insurance coverages

Transamerica Capital, Inc.            California             100% AUSA Holding Co.                Broker/Dealer

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Universal Benefits Corporation        Iowa                   100% AUSA Holding Co.                Third party
                                                                                                  administrator

Investors Warranty of America, Inc.   Iowa                   100% AUSA Holding Co.                Provider of automobile
                                                                                                  extended maintenance
                                                                                                  contracts

Massachusetts Fidelity Trust Co.      Iowa                   100% AUSA Holding Co.                Trust company

Money Services, Inc.                  Delaware               100% AUSA Holding Co.                Provides financial
                                                                                                  counseling for
                                                                                                  employees and agents of
                                                                                                  affiliated companies

ADB Corporation, L.L.C.               Delaware               100% Money Services, Inc.            Special purpose limited
                                                                                                  Liability company

ORBA Insurance Services, Inc.         California             26.91% Money Services, Inc.          Insurance agency

Great Companies L.L.C.                Iowa                   30% Money Services, Inc.             Markets & sells mutual
                                                                                                  funds & individually
                                                                                                  managed accounts

AEGON USA Travel and Conference       Iowa                   100% Money Services                  Travel and Conference
 Services, L.L.C.                                                                                 Services

Roundit, Inc.                         Maryland               50% AUSA Holding Co.                 Financial services

Zahorik Company, Inc.                 California             100% AUSA Holding Co.                Broker-Dealer

ZCI, Inc.                             Alabama                100% Zahorik Company, Inc.           Insurance agency

Zahorik Texas, Inc.                   Texas                  100% Zahorik Company, Inc.           Insurance agency

Long, Miller & Associates, L.L.C.     California             33-1/3% AUSA Holding Co.             Insurance agency

AEGON Asset Management Services,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

World Group Securities, Inc.          Delaware               100% AEGON Asset Management          Broker-Dealer
                                                             Services, Inc.

World Financial Group, Inc.           Delaware               100% AEGON Asset Management          Marketing
                                                             Services, Inc.

Intersecurities, Inc.                 Delaware               100% AUSA Holding Co.                Broker-Dealer

Associated Mariner Financial Group,   Michigan               100% Intersecurities, Inc.           Holding co./management
 Inc.                                                                                             services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Associated Mariner Ins. Agency of     Massachusetts          100% Associated Mariner Agency,      Insurance agency
 Massachusetts, Inc.                                         Inc.

Associated Mariner Agency Ohio, Inc.  Ohio                   100% Associated Mariner Agency,      Insurance agency
                                                             Inc.

Associated Mariner Agency Texas,      Texas                  100% Associated Mariner Agency,      Insurance agency
 Inc.                                                        Inc.

PIA General Partner, Inc.             Delaware               100% AUSA Holding Company            General Partner to PIA
                                                                                                  2001-A, L.P.

PIA 2001-A, L.P.                      Delaware               PIA General, Inc. is the General     Private placement
                                                             Partner                              investment limited
                                                                                                  partnership

Idex Investor Services, Inc.          Florida                100% AUSA Holding Co.                Shareholder services

Idex Management, Inc.                 Delaware               100% AUSA Holding Co.                Investment advisor

IDEX Mutual Funds                     Massachusetts          Various                              Mutual fund

Diversified Investment Advisors,      Delaware               100% AUSA Holding Co.                Registered investment
 Inc.                                                                                             advisor

Diversified Investors Securities      Delaware               100% Diversified Investment          Broker-Dealer
 Corp.                                                       Advisors, Inc.

George Beram & Company, Inc.          Massachusetts          100% Diversified Investment          Employee benefit and
                                                             Advisors, Inc.                       actuarial consulting

Creditor Resources, Inc.              Michigan               100% AUSA Holding Co.                Credit insurance

CRC Creditor Resources Canadian       Canada                 100% Creditor Resources, Inc.        Insurance agency
 Dealer Network Inc.

Premier Solutions Group, Inc.         Maryland               100% Creditor Resources, Inc.        Insurance agency

AEGON USA Investment Management,      Iowa                   100% Transamerica Holding Company,   Investment advisor
 LLC.                                                        L.L.C.

AEGON USA Realty Advisors, Inc.       Iowa                   100% AUSA Holding Co.                Provides real estate
                                                                                                  administrative and real
                                                                                                  estate investment
                                                                                                  services

AEGON USA Real Estate Services, Inc.  Delaware               100% AEGON  USA Realty Advisors,     Real estate and
                                                             Inc.                                 mortgage holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
QSC Holding, Inc.                     Delaware               100% AEGON USA Realty Advisors,      Real estate and
                                                             Inc.                                 financial software
                                                                                                  production and sales

Realty Information Systems, Inc.      Iowa                   100% AEGON USA Realty Advisors, Inc  Information Systems for
                                                                                                  real estate investment
                                                                                                  management

USP Real Estate Investment Trust      Iowa                   12.89% First AUSA Life Ins. Co.      Real estate investment
                                                             13.11% PFL Life Ins. Co.             trust
                                                             4.86% Bankers United Life
                                                             Assurance Co.

RCC Properties Limited Partnership    Iowa                   AEGON USA Realty Advisors, Inc. is   Limited Partnership
                                                             General Partner and 5% owner

Commonwealth General Corporation      Delaware               100% AEGON U.S. Corporation          Holding company
 ("CGC")

AFSG  Securities Corporation          Pennsylvania           100% CGC                             Broker-Dealer

Benefit Plans, Inc.                   Delaware               100% CGC                             TPA for Peoples
                                                                                                  Security Life Insurance
                                                                                                  Company

AEGON Alliances, Inc.                 Virginia               100% Benefit Plans, Inc.             General agent

Capital 200 Block Corporation         Delaware               100% CGC                             Real estate holdings

AEGON Structured Settlements, Inc.    Kentucky               100% CGC                             Administrator of
                                                                                                  structured settlements

AEGON Institutional Markets, Inc.     Delaware               100% CGC                             Provider of investment,
                                                                                                  marketing and admin.
                                                                                                  Services to ins. cos.

Ampac Insurance Agency, Inc.          Pennsylvania           100% CGC                             Provider of management
(EIN 23-1720755)                                                                                  support services

Compass Rose Development Corporation  Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Financial Planning Services, Inc.     Dist. Columbia         100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Frazer Association Consultants, Inc.  Illinois               100% Ampac Insurance Agency, Inc.    TPA license-holder

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
National Home Life Corporation        Pennsylvania           100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Valley Forge Associates, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Furniture & equipment
                                                                                                  lessor

Veterans Benefits Plans, Inc.         Pennsylvania           100% Ampac Insurance Agency, Inc.    Administrator of group
                                                                                                  insurance programs

Veterans Insurance Services, Inc.     Delaware               100% Ampac Insurance Agency, Inc.    Special-purpose
                                                                                                  subsidiary

Academy Insurance Group, Inc.         Delaware               100% CGC                             Holding company

Academy Life Insurance Co.            Missouri               100% Academy Insurance Group, Inc.   Insurance company

Pension Life Insurance Company of     New Jersey             100% Academy Life Insurance Company  Insurance company
 America

FED Financial, Inc.                   Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ammest Massachusetts Insurance        Massachusetts          100% Academy Insurance Group, Inc.   Special-purpose
 Agency, Inc.                                                                                     subsidiary

Ammest Realty, Inc.                   Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Ampac,  Inc.                          Texas                  100% Academy Insurance Group, Inc.   Managing general agent

Ampac Insurance Agency, Inc.          Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
(EIN 23-2364438)                                                                                  subsidiary

Force Financial Group, Inc.           Delaware               100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

Force Financial Services, Inc.        Massachusetts          100% Force Fin. Group, Inc.          Special-purpose
                                                                                                  subsidiary

Military Associates, Inc.             Pennsylvania           100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOAA Management Company              Texas                  100% Academy Insurance Group, Inc.   Special-purpose
                                                                                                  subsidiary

NCOA Motor Club, Inc.                 Georgia                100% Academy Insurance Group, Inc.   Automobile club

Unicom Administrative Services, Inc.  Pennsylvania           100% Academy Insurance Group, Inc.   Provider of admin.
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Unicom Administrative Services, GmbH  Germany                100%Unicom Administrative            Provider of admin.
                                                             Services, Inc.                       services

Capital General Development           Delaware               100% CGC                             Holding company
 Corporation

Monumental Life Insurance Company     Maryland               73.23% Capital General Development   Insurance company
                                                             Company
                                                             26.77% First AUSA Life Insurance
                                                             Company

Exchange Management Services, Inc.    Missouri               100% Monumental Life Insurance       Management company
                                                             Company

AEGON Direct Marketing Services,      Maryland               100% Monumental Life Insurance       Marketing company
 Inc.                                                        Company

Peoples Benefit Life Insurance        Iowa                   3.7% CGC                             Insurance company
 Company                                                     20.0% Capital Liberty, L.P.
                                                             76.3% Monumental Life Insurance
                                                             Company

Veterans Life Insurance Co.           Illinois               100% Transamerica Holding Company,   Insurance company
                                                             L.L.C.

Peoples Benefit Services, Inc.        Pennsylvania           100% Veterans Life Ins. Co.          Special-purpose
                                                                                                  subsidiary

Coverna Direct Insurance Insurance    Maryland               100% Peoples Benefit Life            Insurance agency
 Agency, Inc.                                                Insurance Company

Ammest Realty Corporation             Texas                  100% Monumental Life Insurance       Special purpose
                                                             Company                              subsidiary

JMH Operating Company, Inc.           Mississippi            100% Peoples Benefit Life            Real estate holdings
                                                             Insurance Company

Capital Liberty, L.P.                 Delaware               99.0% Monumental Life Insurance      Holding Company
                                                             Company
                                                             1.0% CGC

Consumer Membership Services, Inc.    Delaware               100% Commonwealth General            Credit Card Protection
                                                             Corporation

Global Premier Reinsurance Company,   British Virgin         100% Commonwealth General            Insurance and
 LTD.                                 Islands                Corporation                          Reinsurance company

Health Benefits Services, Inc.        Delaware               100% Commonwealth General            Health discount plan
                                                             Corporation

Quest Membership Services, Inc.       Delaware               100% Commonwealth General            Travel discount plan
                                                             Corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Stonebridge Group, Inc.               Delaware               100% Commonwealth General            General purpose
                                                             Corporation                          corporation

J.C. Penney Life Insurance            Vermont                100% Commonwealth General            Insurance
 Corporation                                                 Corporation

Stonebridge Insurance Company         Wisconsin              100% J.C. Penney Life Insurance      Insurance
                                                             Company

Insurance Consultants, Inc.           Nebraska               100% Commonwealth General            Brokerage
                                                             Corporation

ICON Partners Limited                 United Kingdom         100% Insurance Consultants, Inc.     Marketing company

J.C. Penney Casualty Insurance        Ohio                   100% Commonwealth General            Insurance
 Company                                                     Corporation

AEGON N.V.                            Netherlands            51.27% of Vereniging                 Holding Company
                                                             AEGON Netherlands
                                                             Membership Association

Groninger Financieringen B.V.         Netherlands            Held through AEGON Nevak Holding     Holding Company
                                                             B.V.

AEGON Nederland N.V.                  Netherlands            100% AEGON N.V.                      Holding Company

AEGON Nevak Holding B.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Derivatives                     Netherlands            100% AEGON N.V.                      Holding Company

AEGON International N.V.              Netherlands            100% AEGON N.V.                      Holding Company

AEGON Trust Advisory Board Members:   Delaware               100% AEGON International N.V.        Manage assets of AEGON
K.J.Storm                                                                                         U.S. Holding Corporation
Donald J. Shepard
Joseph Streppel
Dennis Hersch

AEGON U.S. Holding Corporation        Delaware               100% AEGON Trust                     Holding company

AEGON DMS Holding B.V.                Netherlands            100% AEGON International N.V.        Holding company

JCPenney Financial & Marketing        Korea                  100% AEGON DMS Holding B.V.          Marketing
 Services Group LTD

JCPenney Direct Marketing Services    Japan                  100% AEGON DMS Holding B.V.          Marketing
 Japan K.K.

Canadian Premier Holdings LTD         Canada                 100% AEGON DMS Holding B.V.          Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Canadian Premier Life Insurance       Canada                 100% Canadian Premier Holdings LTD   Holding company
 Company

Legacy General Insurance Company      Canada                 100% Canadian Premier Life           Insurance
                                                             Insurance Company

Cornerstone International Holdings    United Kingdom         100% AEGON DMS Holding B.V.          Holding company
 LTD

Cornerstone International Marketing   United Kingdom         100% Cornerstone International       Marketing company
 LTD                                                         Holdings, LTD

Stonebridge International Insurance   United Kingdom         100% Cornerstone International       Insurance company
 LTD                                                         Marketing, LTD

JCPenney Direct Asia Pacific Pty LTD  Australia              100% AEGON DMS Holding B.V.          Holding company

JCPenney Direct Service Asia          Australia              100% JCPenney Direct Asia Pacific    Operations company
 Pacific Pty LTD                                             Pty LTD

JCPenney Insurance Marketing Asia     Australia              100% JcPenney Direct Asia Pacific    Marketing company
 Pacific Pty LTD                                             Pty LTD

Short Hills Management Company        New Jersey             100% AEGON U.S. Holding Corporation  Insurance Agent

COPRA Reinsurance Company             New York               100% AEGON U.S.                      Reinsurance
                                                             Holding Corporation

AEGON Management Company              Indiana                100% AEGON U.S.                      Insurance holding
                                                             Holding Corporation                  company

AEGON U.S. Corporation                Iowa                   100% AEGON U.S. Holding Corporation  Holding company

Transamerica Corporation ("TAC")      Delaware               100% AEGON NV                        Major interest in
                                                                                                  insurance and finance

AEGON Funding Corp. II                Delaware               100% TAC                             Commercial paper
                                                                                                  insurance

Transamerica Pacific Insurance        Hawaii                 100% TAC                             Life insurance
 Company, Ltd.

TREIC Enterprises, Inc.               Delaware               100% TFC                             Investments

Terrapoint, LLC                       Delaware               50% TREIC Enterprises, Inc.          Data Processing

ARC Reinsurance Corporation           Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Inter-America Corporation             California             100% Transamerica Corp.              Insurance Broker

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Pyramid Insurance Company, Ltd.       Hawaii                 100% Transamerica Corp.              Property & Casualty
                                                                                                  Insurance

Transamerica Business Tech Corp.      Delaware               100% Transamerica Corp.              Telecommunications and
                                                                                                  data processing

Transamerica CBO I, Inc.              Delaware               100% Transamerica Corp.              Owns and manages a pool
                                                                                                  of high-yield bonds

Transamerica Corporation (Oregon)     Oregon                 100% Transamerica Corp.              Name holding only -
                                                                                                  Inactive

Transamerica Finance Corp.            Delaware               100% Transamerica Corp.              Commercial & Consumer
                                                                                                  Lending & equipment
                                                                                                  leasing

Transamerica Public Finance, LLC      Delaware               70% TCFCI, 30% TFC                   Finance

TFC Properties, Inc.                  Delaware               100% Transamerica Finance Corp.      Holding Company

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.F., Inc.

Transamerica Retirement               Delaware               100% TFC Properties, Inc.            Own property
 Communities, S.J., Inc.

TA Leasing Holding Co., Inc.          Delaware               100% Transamerica Finance Corp.      Holding company

Trans Ocean Ltd.                      Delaware               100% TA Leasing Holding Co. Inc.     Holding company

Trans Ocean Container Corp. ("TOCC")  Delaware               100% Trans Ocean Ltd.                Intermodal leasing

SpaceWise Inc.                        Delaware               100% TOCC                            Intermodal leasing

Trans Ocean Container Finance Corp.   Delaware               100% TOL                             Intermodal leasing

Trans Ocean Leasing Deutschland GmbH  Germany                100% TOCC                            Intermodal leasing

Trans Ocean Leasing PTY Ltd.          Austria                100% TOCC                            Intermodal leasing

Trans Ocean Management S.A.           Switzerland            100% TOCC                            Intermodal leasing

Trans Ocean Regional Corporate        California             100% TOCC                            Holding company
 Holdings

Trans Ocean Tank Services Corp.       Delaware               100% TOCC                            Intermodal leasing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Leasing Inc.             Delaware               100% TA Leasing Holding Co.          Leases & Services
                                                                                                  intermodal equipment

Transamerica Leasing Holdings Inc.    Delaware               100% Transamerica Leasing Inc.       Holding company
 ("TLHI")

Greybox Logistics Services Inc.       Delaware               100% TLHI                            Intermodal leasing

Greybox L.L.C. ("G")                  Delaware               100% TLHI                            Intermodal freight
                                                                                                  container interchange
                                                                                                  facilitation service

Transamerica Trailer Leasing S.N.C.   France                 100% Greybox L.L.C.                  Leasing

Greybox Services Limited              U.K.                   100% TLHI                            Intermodal leasing

Intermodal Equipment, Inc.            Delaware               100% TLHI                            Intermodal leasing

Transamerica Leasing N.V.             Belg.                  100% Intermodal Equipment Inc.       Leasing

Transamerica Leasing SRL              Italy                  100% Intermodal Equipment Inc.       Leasing

Transamerica Distribution Services,   Delaware               100% TLHI                            Dormant
 Inc.

Transamerica Leasing Coordination     Belg.                  100% TLHI                            Leasing
 Center

Transamerica Leasing do Brasil Ltda.  Braz.                  100% TLHI                            Container Leasing

Transamerica Leasing GmbH             Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing Sp.      Poland                 100% TLHI                            Leasing
 z.o.o

Transamerica Leasing Limited          U.K.                   100% TLHI                            Leasing

ICS Terminals (UK) Limited            U.K.                   100% Transamerica Leasing Limited    Leasing

Transamerica Leasing Pty. Ltd.        Australia              100% TLHI                            Leasing

Transamerica Leasing (Canada) Inc.    Canada                 100% TLHI                            Leasing

Transamerica Leasing (HK) Ltd.        H.K.                   100% TLHI                            Leasing

Transamerica Leasing (Proprietary)    S. Africa              100% TLHI                            In Liquidation -
 Limited                                                                                          Intermodal leasing

Transamerica Trailer Holdings I Inc.  Delaware               100% TLHI                            Holding company

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Trailer Holdings II      Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Holdings III     Delaware               100% TLHI                            Holding company
 Inc.

Transamerica Trailer Leasing AB       Swed.                  100% TLHI                            Leasing

Transamerica Trailer Leasing AG       Switzerland            100% TLHI                            Leasing

Transamerica Trailer Leasing A/S +    Denmark                100% TLHI                            Leasing
 C66

Transamerica Trailer Leasing GmbH     Germany                100% TLHI                            Leasing

Transamerica Trailer Leasing          Belgium                100% TLHI                            Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing          Netherlands            100% TLHI                            Leasing
 (Netherlands) B.V.

Transamerica Alquiler de Trailer      Spain                  100% TLHI                            Leasing
 Spain S.L.

Transamerica Transport Inc.           New Jersey             100% TLHI                            Dormant

Transamerica Commercial Finance       Delaware               100% Transamerica Finance Corp.      Holding company
 Corporation, I ("TCFCI")

Transamerica Equipment Financial      Delaware               100% TCFCI                           Investment in Various
 Services Corporation                                                                             equipment leases and
                                                                                                  loans

BWAC Credit Corporation               Delaware               100% TCFCI                           Inactive

BWAC International Corporation        Delaware               100% TCFCI                           Retail Appliance and
                                                                                                  furniture stores

BWAC Twelve, Inc.                     Delaware               100% TCFCI                           Holding company

TIFCO Lending Corporation             Illinois               100% BWAC Twelve, Inc.               General financing

Transamerica Insurance Finance        Maryland               100% BWAC Twelve, Inc.               Insurance premium
 Corporation ("TIFC")                                                                             financing

Transamerica Insurance Finance        California             100% TIFC                            Insurance premium
 Corporation, California

Transamerica Insurance Finance        Maryland               100% TIFC                            Insurance premium
 Company (Europe)

Transamerica Insurance Finance        Ontario                100% TIFC                            Insurance premium
 Corporation, Canada                                                                              financing

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
T Holdings, Inc.                      DE                     100% TCFCI                           Holding Company

M Credit, Inc.                        Delaware               100% TCFCI                           Commercial lending

Transamerica Mezzanine Financing,     Delaware               100% T Holdings, Inc.                Holding company
 Inc.

Bay Capital Corporation               Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Coast Funding Corporation             Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Transamerica Small Business           Delaware               100% M Credit, Inc.                  Holding company
 Capital, Inc. ("TSBC")

Emergent Business Capital Holdings,   Delaware               100% TSBC                            Dormant
 Inc.

Gulf Capital Corporation              Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Direct Capital Equity Investment,     Delaware               100% M Credit, Inc.                  Small business loans
 Inc.

TA Air East, Corp.                    Delaware               100% TEFSC                           Special purpose
                                                                                                  corporation

TA Air I, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air II, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air III, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air IV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air V, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air VIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Air IX, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air X, Corp.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XI, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XII, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIV, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XV, Corp.                      Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVI, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVII, Corp.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XVIII, Corp.                   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Air XIX, Corp.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 803 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 400 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 429/448 Corp.   Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 630 Corp.       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Steel I, LLC                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Aviation 24245/24246     Delaware               100% TEFS                            Special purpose
 Corp.                                                                                            corporation

TA Heli I, Inc.                       Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TA Marine I, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine II, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine IV, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine VI, Inc.                    Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine V, Inc.                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Marine III, Corp.                  Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TA Public Finance Air I, Corp.        Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

TBC I, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Facta, LLP                            Delaware               100% TBC I, Inc.                     Commercial finance

TBC III, Inc.                         Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transcap Trade Finance                Delaware               100% TBC III, Inc.                   Commercial finance

TBC IV, Inc.                          Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Transamerica Commercial Real Estate   Delaware               100% T Holdings, Inc.                Bridge financing
 Finance, LLC

TBC V, Inc.                           Delaware               100% T Holdings, Inc.                Special purpose
                                                                                                  corporation

Breakthrough Funding LLP              Delaware               100% TBC V, Inc.                     Commercial finance

TBC Tax I, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax II, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax III, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IV, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
TBC Tax V, Inc.                       Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VI, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VII, Inc.                     Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax VIII, Inc.                    Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

TBC Tax IX, Inc.                      Delaware               100% M Credit, Inc.                  Special purpose
                                                                                                  corporation

The Plain Company                     Delaware               100% TEFS                            Special purpose
                                                                                                  corporation

Transamerica Distribution Finance     Delaware               100% TCFCI                           Holding company
 Corporation ("TDFC")

Transamerica Accounts Holding Corp.   Delaware               100% TDFC                            Holding company

ARS Funding Corporation               Delaware               100% Transamerica Accounts Holding   Dormant
                                                             Corporation

Transamerica Commercial Finance       Delaware               100% TIFC                            Finance company
 Corporation ("TCFC")

Transamerica Acquisition              Canada                 100% TCFCC                           Holding company
 Corporation, Canada

Transamerica Distribution Finance     Delaware               100% TCFC                            Commercial Finance
 Corporation - Overseas, Inc.
 ("TDFOI")

TDF Mauritius Limited                 Mauritius              100% TDFOI                           Mauritius holding
                                                                                                  company

Transamerica Apple Distribution       India                  69.94% TDF-Mauritius, Limited        Transamerica
 Finance Public Limited                                                                           Distribution Finance
                                                                                                  Joint Venture

Inventory Funding Trust               Delaware               100% TCFC                            Delaware Business Trust

Inventory Funding Company, LLC        Delaware               100% Inventory Funding Trust         Holding company

TCF Asset Management Corporation      Colorado               100% TCFC                            A depository for
                                                                                                  foreclosed real and
                                                                                                  personal property

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Distribution Finance     Illinois               100% TCFC                            Special purpose
 Insurance Services, Inc.                                                                         corporation

Transamerica Distribution Finance     Mexico                 99% TCFC                             Inactive
 Factorje S.A. DE C.V.

Transamerica Joint Ventures, Inc.     Delaware               100% TCFC                            Holding company

Amana Finance                         Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

American Standard Financial Services  Illinois               50% Transamerica Joint Ventures,     Finance
                                                             Inc.

Penske Financial Services LLC         Delaware               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Polaris Acceptance                    Illinois               50% Transamerica Joint Ventures,     Commercial finance
                                                             Inc.

Transamerica Inventory Finance        Delaware               100% TDFC                            Holding company
 Corporation ("TIFC")

Transamerica GmbH, Inc.               Delaware               100% TIFC                            Holding company

Transamerica                          Netherlands            100% Trans. GmbH, Inc.               Commercial lending in
 Fincieringsmaatschappij B.V.                                                                     Europe

BWAC Seventeen, Inc.                  Delaware               100% TIFC                            Holding company

Transamerica Commercial Finance       Ontario                100% BWAC Seventeen, Inc.            Dormant
 Canada, Limited

Transamerica Commercial Finance       Canada                 100% BWAC Seventeen, Inc.            Commercial finance
 Corporation, Canada

Cantrex Group Inc.                    Quebec                 76% TACC                             Buying group and retail
                                                                                                  merchant services

2953-9087 Quebec Inc.                 Quebec                 100% Cantrex Group, Inc.             Dormant

Corbeil Electrique, Inc.              Quebec                 100% Cantrex Group, Inc.             Dormant

Prestex Marketing, Inc.               Quebec                 100% Cantrex Group, Inc.             Dormant

BWAC Twenty-One, Inc.                 Delaware               100% TIFC                            Holding company

ODBH Ltd/Harley Davidson Acceptance   United Kingdom         100% BWAC Twenty-One, Inc.           Finance

Transamerica Technology Services      United Kingdom         100% TCFL                            Inactive
 Limited

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Commercial Finance       U.K.                   100% Transamerica Commercial         Commercial lending
 Limited ("TCFL")                                            Holdings Limited

TDF Credit Insurance Services         U.K.                   100% TCFL                            Credit insurance
 Limited                                                                                          brokerage

Whirlpool Financial Corporation       Poland                 100% TCFL                            Inactive - commercial
 Polska Spozoo                                                                                    finance

Transamerica Commercial Holdings      U.K.                   33% BWAC Twenty-One Inc.             Holding company
 Limited

Transamerica Trailer Leasing Limited  New York               100% Transamerica Commercial         Special purpose
                                                             Holdings Limited                     corporation

Transamerica Distribution Capital     Spain                  100% Transamerica Commercial         Inactive
 Services, Iberica                                           Holdings Limited

Transamerica Commercial Finance       France                 100% TIFC                            Factoring company
 France S.A.

Transamerica GmbH                     Frankfurt, Germany     100% GmbH                            Commercial lending in
                                                                                                  Germany

Transamerica Retail Financial         Delaware               100% TDFC                            Provides retail
 Services Corporation ("TRFSC")                                                                   financing

Transamerica Bank, NA                 Delaware               100% TRFSC                           Bank

Transamerica Consumer Finance         Delaware               100% TRFSC                           Consumer finance
 Holding Company ("TCFHC")                                                                        holding company

Transamerica Mortgage Company         Delaware               100% TCFHC                           Consumer mortgages

Transamerica Consumer Mortgage        Delaware               100% TCFHC                           Securitization company
 Receivables Company

Metropolitan Mortgage Company         Florida                100% TCFHC                           Consumer mortgages

First Florida Appraisal Services,     Florida                100% Metropolitan Mtg. Co.           Appraisal and
 Inc.                                                                                             inspection services

First Georgia Appraisal Services,     Georgia                100% First FL App. Srvc, Inc.        Appraisal services
 Inc.

Freedom Tax Services, Inc.            Florida                100%. Metropolitan Mtg. Co.          Property tax
                                                                                                  information services

J.J. & W. Advertising, Inc.           Florida                100% Metropolitan Mtg. Co.           Advertising and
                                                                                                  marketing services

J.J. & W. Realty Services, Inc.       Florida                100% Metropolitan Mtg. Co.           To hold problem REO
                                                                                                  properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Liberty Mortgage Company of  Ft.      Florida                100% Metropolitan Mtg. Co.           No active business/Name
 Myers, Inc.                                                                                      holding only

Metropolis Mortgage Company           Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Perfect Mortgage Company              Florida                100% Metropolitan Mtg. Co.           No active business/Name
                                                                                                  holding only

Transamerica Vendor Financial         Delaware               100% TDFC                            Provides commercial
 Service Corporation                                                                              leasing

Transamerica Distribution Finance     Mexico                 99% TCFC                             Holding company in
 Corporation de Mexico S. de R.L.                                                                 Mexican subsidiaries
 de C.V.

TDF de Mexico S. de R.L. de C.V.      Mexico                 99% TDFC Mex                         Service company for
                                                                                                  Whirlpool receivables

Transamerica Corporate Services De    Mexico                 99% TDFC Mex                         Holds employees
 Mexico S. de R.L. de CV

Transamerica Distribution Finance     Mexico                 99% TCFC                             Finance company
 Factorje S.A. de C.V.

Transamerica Distribution Finance     Illinois               100% TCFC                            Finance company
 Insurance Services, Inc.

Transamerica Flood Hazard             Delaware               100% TFC                             Flood Zone
 Certification, Inc.                                                                              certification service

Transamerica Home Loan                California             100% TFC                             Consumer mortgages

Transamerica Lending Company          Delaware               100% TFC                             In liquidation - lending

Transamerica Public Finance, LLC      Delaware               70% TFC                              Financial Services

Transamerica Financial Products,      California             100% Transamerica Corp.              Investments
 Inc.

Transamerica Insurance Corporation    Iowa                   100% TIHI                            Holding company
 ("TIC")

Plaza Insurance Sales Inc.            California             100% TIC                             Casualty insurance
                                                                                                  placement

Transamerica Advisors, Inc.           California             100% TIC                             Retail sale of
                                                                                                  investment advisory
                                                                                                  services

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Annuity Services Corp.   New Mexico             100% TIC                             Performs services
                                                                                                  required for structured
                                                                                                  settlements

Transamerica Financial Advisors,      Delaware               100% TIC                             Retail sale of
 Inc.                                                                                             securities products

Financial Resources Insurance         Texas                  100% Transamerica Fin. Adv.          Retail sale of
 Agency of Texas                                                                                  securities products

TBK Insurance Agency of Ohio, Inc.    Ohio                   100% Transamerica Fin Adv.           Variable insurance
                                                                                                  contract sales in state
                                                                                                  of Ohio

Transamerica Financial Resources      Alabama                100% Transamerica Fin. Adv.          Insurance agent & broker
 Agency of Alabama, Inc.

Transamerica Financial Resources      Massachusetts          100% Transamerica Fin. Adv.          Insurance agent & broker
 Ins. Agency of Massachusetts, Inc.

Transamerica International            Delaware               100% TIC                             Holding & administering
 Insurance Services, Inc. ("TIISI")                                                               foreign operations

AEGON Canada Inc. ("ACI")             Canada                 100% TIHI                            Holding company

Transamerica Life Canada              Canada                 100% ACI                             Life insurance company

Home Loans and Finance Ltd.           U.K.                   100% TIISI                           Inactive

Transamerica Occidental Life          Iowa                   100% TIC                             Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company                California             100% TOLIC                           Real estate development

Transamerica China Investments        Hong Kong              99% TOLIC                            Holding company
 Holdings Limited

Transamerica Life Insurance and       N. Carolina            100% TOLIC                           Life insurance
 Annuity Company ("TALIAC")

Transamerica Assurance Company        Missouri               100% TALIAC                          Life and disability
                                                                                                  insurance

Gemini Investments, Inc.              Delaware               100% TALIAC                          Investment subsidiary

Transamerica Life Insurance Company   New York               100% TOLIC                           Insurance sales
 of New York

Transamerica South Park Resources,    Delaware               100% TOLIC                           Market analysis
 Inc.

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Variable Insurance Fund  Maryland               100% TOLIC                           Mutual Fund

USA Administration Services, Inc.     Kansas                 100% TOLIC                           Third party
                                                                                                  administrator

Transamerica Products, Inc. ("TPI")   California             100% TIC                             Holding company

Transamerica Products I, Inc.         California             100% TPI                             Co-general partner

Transamerica Securities Sales Corp.   Maryland               100% TIC                             Life insurance sales

Transamerica Service Company          Delaware               100% TIC                             Passive loss tax service

Transamerica International RE         Bermuda                100% TAC                             Reinsurance
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.        Delaware               100% TFC                             Real estate information
                                                                                                  and technology services

Transamerica International            Delaware               100% TAC                             Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment Services,     Delaware               100% TAC                             Investment adviser
 Inc. ("TISI")

Transamerica Income Shares, Inc.      Maryland               100% TISI                            Mutual fund

Transamerica Real Estate Tax          Delaware               100% TFC                             Real estate tax
 Service, Inc.                                                                                    reporting and
                                                                                                  processing services

Transamerica Realty Services, Inc.    Delaware               100% TAC                             Real estate investments
 ("TRS")

Bankers Mortgage Company of CA        California             100% TRS                             Investment management

Pyramid Investment Corporation        Delaware               100% TRS                             Real estate company

The Gilwell Company                   California             100% TRS                             Ground lessee of 517
                                                                                                  Washington Street, San
                                                                                                  Francisco

Transamerica Affordable Housing,      California             100% TRS                             General partner LHTC
 Inc.                                                                                             Partnership

Transamerica Minerals Company         California             100% TRS                             Owner and lessor of oil
                                                                                                  and gas properties

Name                                  Jurisdiction of        Percent of Voting Securities
                                      Incorporation          Owned                                Business
Transamerica Oakmont Corporation      California             100% TRS                             General partner
                                                                                                  retirement properties

Auto Funding Services, LLC            Delaware               100% TBCC                            Commercial lending

TBCC Funding II, L.L.C.               Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

Private Label Funding LLC             Delaware               100% TBCC Funding Trust II           Special purpose
                                                                                                  corporation

TBCC Funding Trust II                 Delaware               100% TCFCI                           Trust

TBCC Funding I, L.L.C.                Delaware               100% TBCC Funding I, LLC             Special purpose
                                                                                                  corporation

TBCC Funding Trust I                  Delaware               100% TCFCI                           Trust

Direct Capital Partners, LLC          Delaware               Various members                      Investment banking

Inland Water Transportation LLC       Delaware               100% Direct Capital Partners, L.P.   Finance barges

Direct Capital Partners, L.P.         Delaware               100% Direct Capital Partners, LLC    Investment banking

Transamerica Business Capital         Delaware               100% TCFCI                           Commercial lending
 Corporation

Transamerica Technology Finance       Delaware               100% TCFCI                           Commercial lending
 Corporation

ITEM 27.   NUMBER OF CONTRACT OWNERS
As of April 1, 2002, there were 1,784 Contract Owners of the Advisor's Edge Variable Annuity and 622 Contract Owners of the Advisor's Edge Select Variable Annuity.

ITEM 28.   INDEMNIFICATION
Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Separate Account II, File No. 33-7033.

ITEM 29.   PRINCIPAL UNDERWRITERS

       (a) AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA I, Separate Account VAJ, Separate Account VLA and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

           AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

           AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

           AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

           AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company. AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

       (b) Directors and Officers:

           Larry N. Norman               President, Director
           Anne M. Spaes                 Vice President, Director
           Lisa A. Wachendorf            Vice President, Chief Compliance
                                         Officer, Director

           John K. Carter                Vice President
           William G. Cummings           Controller and Treasurer
           Christopher G. Roetzer        Vice President

           Thomas R. Moriarty            Vice President
           Michael V. Williams           Vice President
           Frank A. Camp                 Secretary
           Linda Gilmer                  Assistant Treasurer
           Priscilla I. Hechler          Assistant Vice President,
                                         Assistant Secretary
           Darin D. Smith                Vice President, Assistant Secretary
           Teresa L. Stolba              Assistant Compliance Officer
           Emily Bates                   Assistant Treasurer
           Clifton W. Flenniken          Assistant Treasurer

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of Peoples Benefit Life Insurance Company in Cedar Rapids, Iowa.

ITEM 31.   MANAGEMENT SERVICES
All management contracts are discussed in Part A or Part B.

ITEM 32.   UNDERTAKINGS.

       (a) Peoples Benefit Life Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Peoples Benefit Life Insurance Company.

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


Signature                                                       Title                           Date
---------                                                       -----                           -----
BRENDA K. CLANCY*                                    Director and Vice President             April 26, 2002
----------------------------------------------
Brenda K. Clancy


MARTHA A. McCONNELL*                                 Treasurer (Chief Accounting Officer)    April 26, 2002
----------------------------------------------
Martha A. McConnell


BRIAN A. SMITH*                                      Director and Vice President             April 26, 2002
----------------------------------------------
Brian A. Smith

MARILYN CARP*                                        Director and President                  April 26, 2002
----------------------------------------------
MARILYN CARP

CRAIG D. VERMIE*                                     Director and Secretary                  April 26, 2002
----------------------------------------------
Craig D. Vermie

KATHLEEN M. MODZELEWSKI*                             Director and Assistant Vice President   April 26, 2002
----------------------------------------------
Kathleen M. Modzelewski

LARRY N. NORMAN*                                     Director and Vice President             April 26, 2002
----------------------------------------------
Larry N. Norman

Diane Meiners                                        Director and Vice President             April 26, 2002
----------------------------------------------
Diane Meiners





*By: /s/ Frank A. Camp
     ---------------------------------------------
     Frank A. Camp
     Attorney-in-fact


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Peoples Benefit Life Insurance Company Separate Account V, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the City of Cedar Rapids and State of Iowa on the 26th day of April, 2002.


                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    SEPARATE ACCOUNT V (REGISTRANT)


                    By:  Peoples Benefit Life Insurance Company


                    By:  Larry N. Norman
                         ----------------------------
                         Executive Vice President
                         Larry N. Norman

                    PEOPLES BENEFIT LIFE INSURANCE COMPANY
                    (DEPOSITOR)


                    By:  Larry N. Norman
                         ----------------------------
                         Executive Vice President
                         Larry N. Norman

By:    /s/ Frank A. Camp
       -------------------
       Frank A. Camp
       Attorney-in-fact

                               INDEX TO EXHIBITS



EXHIBIT 4(f)    Guaranteed Minimum Income Benefit Rider

EXHIBIT 4(g)    Additional Death Benefit Rider

EXHIBIT 4(h)    Additional Death Benefit Rider - Extra

EXHIBIT 4(i)    Amendatory Endorsement - Life With Emergency Cash

EXHIBIT 4(j)    Amendatory Endorsement - Initial Payment Guarantee

EXHIBIT 9(a)    Opinion and Consent of Counsel

EXHIBIT 10      Consent of Independent Auditors